PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

May 1, 2020

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Prospectus

AUL American Unit Trust

GROUP VARIABLE ANNUITY CONTRACTS

Offered By

American United Life Insurance Company®

One American Square, Indianapolis, Indiana 46206-0368

(800) 249-6269

Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolio companies listed in this Prospectus beginning on page 287.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2020, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2020

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DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contractowner Account – Any account of a contractowner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Corporate Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Depositor – The primarily responsible for the organization of the Registrant and the person who has continuing functions or responsibilities with respect to the administration of the affairs of the Registrant other than the trustee or custodian. The term includes sponsoring insurance company that establishes and maintains the separate account.

Employee Benefit Plan – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

DEFINITIONS (continued)

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Portfolio Company – Any company in which the Registrant invests.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest or participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 287.

Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts available under the Contracts or to the FIA or SVA, if available under a Contract, at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal, whether the full amount of his or her Account Value or a partial amount of his or her Account Value, or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the Contract, surrenders the Contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Annual Fees
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Fees Paid Per Occurrence
Maximum Deferred Sales Load (Withdrawal Charge)(3)	8%
Maximum Loan Initiation Fee(4)	$100
Maximum Loan Administration Fee(5)	$50
Maximum Annual Charge for Non-Electronic Transfers(6)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(7)	$60
Maximum Contract Termination Individual Participant Check Fee(8)	$100
Optional Fees
Maximum Brokerage Window Fee(9)	$100
Maximum Investment Advice Provider Fee(10)	1.00%
Maximum Managed Account Service Fee(10)	1.00%
Maximum Plan Sponsor Investment Option Advisory(11)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(12)	0.20%

(1) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. A Contract's Asset Charge is calculated by dividing the Asset Charge percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.

(3) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. The charge for any withdrawal will be calculated by multiplying the Account Value withdrawn by the applicable withdrawal charge percentage. See the section "Withdrawal Charges" later in this Prospectus.

(4) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. If permitted by the Contract, the Owner has sole discretion to allow a Participant to take a Plan loan withdrawal against his or her Account. The Owner has sole discretion to set and charge an interest rate on any Plan loan withdrawn by a Participant. Plan loan interest rates are typically tied to prime rates. AUL will facilitate the calculation and recordkeeping of the interest charged against a loan withdrawal, but AUL does not keep any of the interest calculated. Please refer to your Contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(5) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(6) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(7) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(9) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(10) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in 0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(11) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(12) This charge only applies to certain IRA Contracts. The Maximum Guaranteed Minimum Death Benefit Option is calculated by dividing the percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. This fee is paid in quarterly installments of 0.05%.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.62%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

Assuming deduction of the MAXIMUM % amount for Total Fund Annual Operating Expenses:

Maximum Total Fund Operating Expenses:	2.62%

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,203	$2,168	$3,135	$5,195

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

Additional Assumptions:

Annual M&E Charge:	1.25%
Maximum GMDB Option:	0.20%
Maximum Admin. Charge:	$75
Surrender Charges:	8% for years 1-5, 4% for years 6-10, 0% for years 11+
These surrender charges are reduced by 10% due to the free-out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2010 through December 31, 2019.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2019. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Core Opportunities Fund R Class – 06-148
Band 125
2019	$2.28	$2.85	182,869
2018	2.38	2.28	297,592
2017	1.97	2.38	250,602
2016	1.86	1.97	264,753
2015	1.79	1.86	274,808
2014	1.61	1.79	395,210
2013	1.23	1.61	506,963
2012	1.08	1.23	234,076
2011	1.04	1.08	79,578
2010	0.91	1.04	47,749
Band 100
2019	$2.36	$2.95	–
2018	2.46	2.36	–
2017	2.03	2.46	527
2016	1.91	2.03	888
2015	1.83	1.91	7,547
Band 0
2019	$2.70	$3.42	138,212
2018	2.79	2.70	195,611
2017	2.28	2.79	191,412
2016	2.12	2.28	193,509
2015	2.02	2.12	1,145
2014	1.80	2.02	1,145
2013	1.35	1.80	1,145
2012	1.17	1.35	1,145
2011	1.12	1.17	1,145
2010	0.97	1.12	1,145
AB Discovery Growth Fund R Class – 06-144
Band 125
2019	$2.49	$3.19	262,931
2018	2.65	2.49	306,512
2017	2.03	2.65	468,130
2016	1.97	2.03	1,157,771
2015	2.02	1.97	1,647,096
2014	2.00	2.02	1,333,504
2013	1.47	2.00	960,091
2012	1.30	1.47	461,118
2011	1.28	1.30	437,753
2010	0.93	1.28	240,108
Band 100
2019	$2.57	$3.31	55,398
2018	2.74	2.57	59,333
2017	2.09	2.74	70,746
2016	2.03	2.09	83,102
2015	2.07	2.03	206,398
2014	2.04	2.07	204,608
2013	1.50	2.04	60,604
2012	1.32	1.50	56,407
2011	1.30	1.32	50,425
2010	0.95	1.30	41,612

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.76	$3.56	25,347
2018	2.91	2.76	30,147
2017	2.22	2.91	30,147
2016	2.14	2.22	40,973
2015	2.17	2.14	42,070
2014	2.13	2.17	42,929
2013	1.55	2.13	43,539
2012	1.37	1.55	75,572
2011	1.33	1.37	112,657
2010	0.97	1.33	129,801
Band 0
2019	$2.95	$3.83	–
2018	3.10	2.95	–
2017	2.35	3.10	–
2016	2.25	2.35	–
2015	2.28	2.25	304,332
2014	2.23	2.28	143,765
2013	1.62	2.23	55,492
AB Discovery Growth Fund Z Class – 06-GKC
Band 125
2019	$0.97	$1.25	12,707
AB Discovery Value Fund R Class – 06-149
Band 125
2019	$2.20	$2.59	198,246
2018	2.63	2.20	437,751
2017	2.37	2.63	443,723
2016	1.94	2.37	491,501
2015	2.09	1.94	223,013
2014	1.96	2.09	359,301
2013	1.45	1.96	460,046
2012	1.25	1.45	567,555
2011	1.38	1.25	601,472
2010	1.11	1.38	432,363
Band 100
2019	$2.27	$2.68	76,441
2018	2.72	2.27	79,086
2017	2.44	2.72	94,676
2016	1.99	2.44	58,776
2015	2.15	1.99	60,237
2014	2.00	2.15	63,662
Band 50
2019	$2.43	$2.89	143,828
2018	2.89	2.43	155,514
2017	2.59	2.89	167,080
2016	2.10	2.59	172,714
2015	2.25	2.10	179,470
2014	2.09	2.25	182,718
2013	1.54	2.09	191,857
2012	1.31	1.54	195,370
2011	1.44	1.31	194,052
2010	1.15	1.44	35,636

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Discovery Value Fund Z Class – 06-GKF
Band 125
2019	$0.86	$1.02	578,044
2018	1.03	0.86	36,176
AB Global Bond Fund Z Class – 06-3GC
Band 125
2019	$1.00	$1.07	2,735
AB High Income Fund Advisor Class – 06-005
Band 125
2019	$1.15	$1.30	911,009
2018	1.23	1.15	2,294,382
2017	1.16	1.23	5,966,921
2016	1.01	1.16	8,761,241
2015	1.06	1.01	7,209,994
2014	1.04	1.06	6,206,979
2013	1.00 (06/20/13)	1.04	2,089,742
AB High Income Fund R Class – 06-006
Band 125
2019	$1.11	$1.24	32,081
2018	1.20	1.11	26,505
2017	1.13	1.20	26,459
2016	1.00	1.13	16,179
2015	1.05	1.00	5,978
2014	1.04	1.05	51,742
2013	1.00 (06/20/13)	1.04	1,307
AB International Value Fund R Class – 06-153
Band 125
2019	$0.90	$1.03	119,261
2018	1.19	0.90	176,895
2017	0.97	1.19	127,579
2016	0.99	0.97	271,421
2015	0.98	0.99	318,044
2014	1.07	0.98	399,182
2013	0.89	1.07	394,237
2012	0.79	0.89	378,832
2011	1.00	0.79	420,444
2010	0.98	1.00	651,547
Band 100
2019	$0.93	$1.07	39
2018	1.23	0.93	903
2017	0.99	1.23	905
2016	1.02	0.99	3,647
2015	1.00	1.02	11,245
2014	1.09	1.00	9,578
AB Large Cap Growth Fund Advisor Class – 06-3YR
Band 125
2019	$1.00 (06/27/19)	$1.10	18,984,593
AB Large Cap Growth Fund Z Class – 06-3FY
Band 125
2019	$0.89	$1.18	2,177,351

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Small Cap Growth Fund R Class – 06-146
Band 125
2019	$3.07	$4.10	301,092
2018	3.15	3.07	315,055
2017	2.38	3.15	493,384
2016	2.27	2.38	1,126,912
2015	2.33	2.27	1,215,437
2014	2.41	2.33	1,111,480
2013	1.69	2.41	1,275,819
2012	1.49	1.69	1,016,170
2011	1.45	1.49	640,602
2010	1.07	1.45	507,443
Band 100
2019	$3.18	$4.25	84,377
2018	3.25	3.18	90,632
2017	2.45	3.25	110,967
2016	2.33	2.45	150,755
2015	2.39	2.33	198,679
2014	2.46	2.39	198,413
2013	1.72	2.46	2,763
2012	1.51	1.72	364
Band 75
2019	$3.29	$4.41	1,214
Band 0
2019	$3.64	$4.92	–
2018	3.69	3.64	–
2017	2.75	3.69	–
2016	2.59	2.75	2,161
2015	2.63	2.59	152,037
2014	2.69	2.63	116,328
2013	1.86	2.69	102,496
2012	1.62	1.86	112,940
2011	1.56	1.62	14,055
2010	1.14	1.56	10,510
AB Small Cap Growth Portfolio Z Class – 06-GKG
Band 125
2019	$1.00	$1.35	342,609
AB Sustainable International Thematic Fund R Class – 06-147
Band 125
2019	$1.25	$1.55	30,473
2018	1.53	1.25	41,628
2017	1.16	1.53	35,641
2016	1.26	1.16	35,325
2015	1.31	1.26	168,741
2014	1.35	1.31	166,047
2013	1.21	1.35	79,354
2012	1.06	1.21	79,642
2011	1.29	1.06	91,158
2010	1.17	1.29	392,417

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.29	$1.61	9,932
2018	1.58	1.29	10,875
2017	1.19	1.58	10,881
2016	1.30	1.19	12,873
2015	1.34	1.30	14,458
2014	1.38	1.34	36,537
Band 50
2019	$1.38	$1.73	243,162
2018	1.68	1.38	286,023
2017	1.26	1.68	352,377
2016	1.37	1.26	355,965
2015	1.41	1.37	375,190
2014	1.44	1.41	396,780
2013	1.28	1.44	439,242
2012	1.12	1.28	456,421
2011	1.35	1.12	535,816
2010	1.21	1.35	474,332
AB Value Fund R Class – 06-151
Band 125
2019	$1.25	$1.48	68,862
2018	1.50	1.25	45,700
2017	1.35	1.50	45,316
2016	1.24	1.35	43,349
2015	1.36	1.24	54,998
2014	1.24	1.36	52,997
2013	0.93	1.24	89,160
2012	0.82	0.93	70,046
2011	0.87	0.82	63,274
2010	0.79	0.87	62,565
Band 100
2019	$1.30	$1.53	3,506
2018	1.55	1.30	3,274
2017	1.39	1.55	7,987
2016	1.27	1.39	7,999
2015	1.39	1.27	57,333
2014	1.26	1.39	57,247
2013	0.95	1.26	52,334
2012	0.83	0.95	60,310
2011	0.88	0.83	69,052
2010	0.80	0.88	61,588
Alger Balanced Portfolio I-2 Class – 06-505
Band 125
2019	$1.55	$1.83	632,092
2018	1.63	1.55	812,568
2017	1.43	1.63	908,907
2016	1.33	1.43	909,177
2015	1.33	1.33	924,645
2014	1.23	1.33	1,003,672
2013	1.08	1.23	1,122,539
2012	1.03	1.08	1,338,041
2011	1.04	1.03	1,520,882
2010	0.96	1.04	1,687,503

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Fund Z Class – 06-CPH
Band 125
2019	$1.26	$1.67	1,272,507
2018	1.29	1.26	2,508,792
2017	0.99	1.29	2,265,413
Alger Capital Appreciation Institutional Fund I Class – 06-194
Band 125
2019	$2.80	$3.68	1,295,912
2018	2.86	2.80	1,711,764
2017	2.21	2.86	1,769,559
2016	2.23	2.21	2,177,910
2015	2.12	2.23	3,898,881
2014	1.90	2.12	4,062,912
2013	1.43	1.90	3,917,516
2012	1.22	1.43	4,721,795
2011	1.25	1.22	4,325,307
2010	1.12	1.25	3,000,328
Alger Capital Appreciation Institutional Fund R Class – 06-196
Band 125
2019	$2.64	$3.45	1,170,029
2018	2.71	2.64	2,147,870
2017	2.10	2.71	2,763,378
2016	2.13	2.10	4,334,234
2015	2.04	2.13	5,784,626
2014	1.83	2.04	4,529,320
2013	1.38	1.83	5,110,290
2012	1.19	1.38	5,000,198
2011	1.22	1.19	2,230,755
2010	1.10	1.22	1,543,088
Band 50
2019	$2.89	$3.81	352,094
2018	2.94	2.89	375,788
2017	2.27	2.94	391,380
2016	2.28	2.27	404,146
2015	2.17	2.28	428,771
2014	1.93	2.17	458,701
2013	1.45	1.93	487,056
2012	1.24	1.45	535,670
2011	1.26	1.24	566,804
Band 0
2019	$3.07	$4.07	94,448
2018	3.11	3.07	93,619
2017	2.38	3.11	88,838
2016	2.39	2.38	660,903
2015	2.26	2.39	907,686
2014	2.00	2.26	600,985
2013	1.49	2.00	610,762
2012	1.27	1.49	585,119
2011	1.29	1.27	341,307
2010	1.14	1.29	82,371

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Institutional Fund Y Class – 06-3GX
Band 125
2019	$0.86	$1.14	793,630
Alger Capital Appreciation Portfolio I-2 Class – 06-510
Band 125
2019	$1.84	$2.42	18,799,507
2018	1.86	1.84	25,060,876
2017	1.44	1.86	30,861,187
2016	1.45	1.44	35,021,371
2015	1.38	1.45	36,466,002
2014	1.23	1.38	25,403,398
2013	0.92	1.23	26,449,434
2012	0.79	0.92	22,832,193
2011	0.80	0.79	15,260,179
2010	0.71	0.80	13,690,430
Band 0
2019	$2.32	$3.10	578,444
2018	2.33	2.32	647,780
2017	1.77	2.33	411,151
2016	1.76	1.77	337,382
2015	1.66	1.76	262,876
2014	1.46	1.66	144,775
2013	1.08	1.46	10,155
Alger Small Cap Focus Fund Y Class – 06-3GY
Band 125
2019	$0.87	$1.07	83,512
Alger Small Cap Focus Fund Z Class – 06-3MP
Band 125
2019	$0.88	$1.08	147,561
Alger Large Cap Growth Portfolio I-2 Class – 06-500
Band 125
2019	$5.30	$6.67	5,100,294
2018	5.25	5.30	5,584,297
2017	4.14	5.25	6,152,223
2016	4.22	4.14	6,861,306
2015	4.20	4.22	8,048,357
2014	3.84	4.20	8,683,259
2013	2.88	3.84	9,499,451
2012	2.65	2.88	12,763,073
2011	2.69	2.65	14,617,577
2010	2.40	2.69	16,475,800

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Small Cap Growth Institutional Fund I Class – 06-197
Band 125
2019	$1.96	$2.51	280,713
2018	1.98	1.96	259,571
2017	1.56	1.98	209,085
2016	1.48	1.56	170,402
2015	1.55	1.48	345,062
2014	1.57	1.55	508,835
2013	1.19	1.57	4,769,796
2012	1.07	1.19	5,109,270
2011	1.11	1.07	5,515,780
2010	0.90	1.11	4,810,958
Alger Small Cap Growth Institutional Fund R Class – 06-198
Band 125
2019	$1.85	$2.35	18,832
2018	1.88	1.85	17,835
2017	1.49	1.88	14,692
2016	1.41	1.49	17,479
2015	1.49	1.41	27,058
2014	1.52	1.49	91,806
2013	1.15	1.52	233,935
2012	1.04	1.15	494,276
2011	1.09	1.04	505,729
2010	0.88	1.09	708,498
AllianzGI Multi-Asset Income Fund Administrative Class – 06-649
Band 125
2019	$1.11	$1.26	–
2018	1.20	1.11	441,503
2017	1.11	1.20	674,895
2016	1.05	1.11	701,223
2015	1.08	1.05	–
2014	1.07	1.08	16,359
2013	1.06	1.07	10,370
AllianzGI NFJ Dividend Value Fund Administrative Class – 06-202
Band 125
2019	$1.40	$1.73	19,796
2018	1.58	1.40	19,620
2017	1.38	1.58	231,281
2016	1.21	1.38	319,635
2015	1.34	1.21	1,378,887
2014	1.23	1.34	1,042,096
2013	0.97	1.23	997,882
2012	0.86	0.97	1,054,215
2011	0.84	0.86	1,567,789
2010	0.75	0.84	1,280,768

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Dividend Value Fund R Class – 06-203
Band 125
2019	$1.35	$1.65	138,956
2018	1.52	1.35	216,264
2017	1.33	1.52	239,981
2016	1.17	1.33	615,014
2015	1.30	1.17	1,035,110
2014	1.20	1.30	2,492,834
2013	0.95	1.20	3,903,732
2012	0.84	0.95	4,705,850
2011	0.83	0.84	5,034,494
2010	0.75	0.83	5,108,611
Band 100
2019	$1.39	$1.71	50,180
2018	1.56	1.39	53,908
2017	1.37	1.56	50,748
2016	1.19	1.37	54,120
2015	1.32	1.19	56,322
2014	1.22	1.32	54,112
2013	0.96	1.22	4,286
2012	0.86	0.96	4,286
2011	0.84	0.86	5,942
2010	0.75	0.84	4,286
Band 0
2019	$1.57	$1.95	–
2018	1.75	1.57	–
2017	1.51	1.75	–
2016	1.31	1.51	86,052
2015	1.44	1.31	195,145
2014	1.31	1.44	199,251
2013	1.02	1.31	198,794
2012	0.90	1.02	123,680
2011	0.88	0.90	88,685
2010	0.78	0.88	199,267
AllianzGI NFJ Mid-Cap Value Fund Administrative Class – 06-765
Band 125
2019	$2.31	$2.95	270,634
2018	2.80	2.31	243,771
2017	2.23	2.80	69,580
2016	1.93	2.23	55,558
2015	2.03	1.93	361,732
2014	1.89	2.03	408,060
2013	1.45	1.89	433,982
2012	1.27	1.45	530,617
2011	1.30	1.27	549,720
2010	1.09	1.30	557,619
Band 0
2019	$2.85	$3.67	7,785
2018	3.40	2.85	4,795
2017	2.68	3.40	3,724
2016	2.29	2.68	2,557
2015	2.37	2.29	1,290
2014	2.18	2.37	124

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Mid-Cap Value Fund R Class – 06-695
Band 125
2019	$2.29	$2.91	125,552
2018	2.78	2.29	94,453
2017	2.23	2.78	128,080
2016	1.94	2.23	77,078
2015	2.04	1.94	123,477
2014	1.91	2.04	133,552
2013	1.47	1.91	207,887
2012	1.29	1.47	219,895
2011	1.33	1.29	151,351
2010	1.12	1.33	88,842
Band 100
2019	$2.38	$3.03	41,502
2018	2.88	2.38	45,476
2017	2.30	2.88	77,179
2016	2.00	2.30	82,847
2015	2.09	2.00	82,176
2014	1.96	2.09	93,882
AllianzGI NFJ Small-Cap Value Fund Administrative Class – 06-231
Band 125
2019	$1.46	$1.79	3,377,590
2018	1.83	1.46	3,706,908
2017	1.69	1.83	4,635,053
2016	1.39	1.69	7,074,398
2015	1.53	1.39	9,492,137
2014	1.52	1.53	11,765,745
2013	1.17	1.52	16,301,167
2012	1.07	1.17	16,389,747
2011	1.06	1.07	16,922,863
2010	0.86	1.06	16,072,562
Band 0
2019	$1.69	$2.10	–
2018	2.09	1.69	–
2017	1.90	2.09	–
2016	1.54	1.90	1,519,423
2015	1.68	1.54	1,662,202
2014	1.65	1.68	1,699,913
2013	1.25	1.65	2,107,484
2012	1.14	1.25	2,175,030
AllianzGI NFJ Small-Cap Value Fund R Class – 06-700
Band 125
2019	$2.59	$3.17	875,985
2018	3.26	2.59	879,582
2017	3.02	3.26	1,294,963
2016	2.49	3.02	1,721,684
2015	2.76	2.49	2,341,064
2014	2.75	2.76	2,644,545
2013	2.13	2.75	3,712,963
2012	1.96	2.13	3,734,353
2011	1.94	1.96	4,163,299
2010	1.58	1.94	3,965,270

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.69	$3.30	25,953
2018	3.38	2.69	26,757
2017	3.12	3.38	37,161
2016	2.57	3.12	28,033
2015	2.84	2.57	22,808
2014	2.83	2.84	47,414
2013	2.18	2.83	34,135
2012	2.00	2.18	42,725
2011	1.98	2.00	43,451
2010	1.61	1.98	39,742
Band 50
2019	$2.90	$3.58	36,415
2018	3.62	2.90	72,258
2017	3.33	3.62	75,040
2016	2.73	3.33	101,578
2015	3.00	2.73	101,829
2014	2.98	3.00	100,596
2013	2.28	2.98	97,850
2012	2.08	2.28	83,247
2011	2.05	2.08	67,855
2010	1.66	2.05	61,344
Band 0
2019	$3.13	$3.89	–
2018	3.89	3.13	–
2017	3.56	3.89	–
2016	2.90	3.56	–
2015	3.17	2.90	89,504
2014	3.13	3.17	334,334
2013	2.39	3.13	440,890
2012	2.17	2.39	501,965
2011	2.13	2.17	470,661
2010	1.71	2.13	502,235
AllianzGI NFJ Small-Cap Value Fund R6 Class – 06-CPJ
Band 125
2019	$0.86	$1.06	479,736
2018	1.07	0.86	787,801
2017	0.99	1.07	259,641
Band 0
2019	$0.88	$1.10	1,016,186
2018	1.09	0.88	1,097,079
2017	0.99	1.09	1,281,469
AllianzGI Retirement 2020 Fund Administrative Class – 06-638
Band 125
2019	$1.16	$1.31	–
2018	1.25	1.16	400,182
2017	1.12	1.25	378,350
2016	1.06	1.12	344,556
2015	1.10	1.06	331,034
2014	1.09	1.10	490,391
2013	1.06	1.09	493,899

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2020 Fund R6 Class – 06-34G
Band 125
2019	$0.93	$1.06	390,512
2018	1.00 (03/15/18)	0.93	677,786
AllianzGI Retirement 2025 Fund A Class – 06-679
Band 125
2019	$1.19	$1.37	–
2018	1.31	1.19	–
2017	1.14	1.31	–
2016	1.08	1.14	–
2015	1.11	1.08	2,434
2014	1.10	1.11	2,813
2013	1.07	1.10	–
AllianzGI Retirement 2025 Fund Administrative Class – 06-639
Band 125
2019	$1.19	$1.38	–
2018	1.31	1.19	51,854
2017	1.15	1.31	101,760
2016	1.08	1.15	87,849
2015	1.11	1.08	129,095
2014	1.10	1.11	99,092
2013	1.07	1.10	330,274
AllianzGI Retirement 2025 Fund R6 Class – 06-34H
Band 125
2019	$0.91	$1.06	742,718
2018	1.00 (03/15/18)	0.91	663,508
AllianzGI Retirement 2030 Fund A Class – 06-681
Band 125
2019	$1.24	$1.44	–
2018	1.37	1.24	–
2017	1.18	1.37	–
2016	1.11	1.18	–
2015	1.14	1.11	30,834
2014	1.14	1.14	14,982
AllianzGI Retirement 2030 Fund Administrative Class – 06-641
Band 125
2019	$1.24	$1.45	–
2018	1.38	1.24	260,107
2017	1.18	1.38	288,699
2016	1.11	1.18	332,297
2015	1.15	1.11	291,733
2014	1.14	1.15	183,963
2013	1.08	1.14	159,346
AllianzGI Retirement 2030 Fund R6 Class – 06-34J
Band 125
2019	$0.90	$1.05	723,740
2018	1.00 (03/15/18)	0.90	591,640

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2035 Fund Administrative Class – 06-642
Band 125
2019	$1.29	$1.53	–
2018	1.45	1.29	150,542
2017	1.22	1.45	104,042
2016	1.14	1.22	90,118
2015	1.18	1.14	89,055
2014	1.18	1.18	192,148
2013	1.09	1.18	114,274
AllianzGI Retirement 2035 Fund R6 Class – 06-34K
Band 125
2019	$0.88	$1.05	518,895
2018	1.00 (03/15/18)	0.88	297,990
AllianzGI Retirement 2040 Fund A Class – 06-683
Band 125
2019	$1.31	$1.58	–
2018	1.49	1.31	–
2017	1.25	1.49	–
2016	1.17	1.25	–
2015	1.21	1.17	4,481
2014	1.21	1.21	1,152
AllianzGI Retirement 2040 Fund Administrative Class – 06-643
Band 125
2019	$1.32	$1.59	–
2018	1.49	1.32	316,202
2017	1.25	1.49	264,996
2016	1.17	1.25	240,050
2015	1.21	1.17	208,981
2014	1.21	1.21	167,475
2013	1.09	1.21	184,530
AllianzGI Retirement 2040 Fund R6 Class – 06-34M
Band 125
2019	$0.87	$1.05	528,909
2018	1.00 (03/15/18)	0.87	452,474
AllianzGI Retirement 2045 Fund A Class – 06-684
Band 125
2019	$1.34	$1.63	–
2018	1.53	1.34	–
2017	1.28	1.53	–
2016	1.19	1.28	–
2015	1.23	1.19	1,589
2014	1.23	1.23	938
AllianzGI Retirement 2045 Fund Administrative Class – 06-644
Band 125
2019	$1.35	$1.63	–
2018	1.54	1.35	191,261
2017	1.28	1.54	174,203
2016	1.19	1.28	175,191
2015	1.23	1.19	171,909
2014	1.23	1.23	116,103
2013	1.10	1.23	114,086

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2045 Fund R6 Class – 06-34N
Band 125
2019	$0.86	$1.05	223,993
2018	1.00 (03/15/18)	0.86	159,270
AllianzGI Retirement 2050 Fund A Class – 06-686
Band 125
2019	$1.35	$1.64	1,815
2018	1.54	1.35	947
2017	1.28	1.54	13
2016	1.20	1.28	1
2015	1.24	1.20	1,076
2014	1.24	1.24	573
2013	1.10	1.24	126
AllianzGI Retirement 2050 Fund Administrative Class – 06-647
Band 125
2019	$1.35	$1.65	–
2018	1.55	1.35	182,484
2017	1.29	1.55	161,118
2016	1.20	1.29	157,214
2015	1.24	1.20	153,189
2014	1.24	1.24	33,618
2013	1.10	1.24	27,854
AllianzGI Retirement 2050 Fund R6 Class – 06-34P
Band 125
2019	$0.86	$1.05	115,380
2018	1.00 (03/15/18)	0.86	70,972
AllianzGI Retirement 2055 Fund A Class – 06-687
Band 125
2019	$1.35	$1.65	–
2018	1.54	1.35	–
2017	1.28	1.54	–
2016	1.20	1.28	–
2015	1.24	1.20	1,128
AllianzGI Retirement 2055 Fund Administrative Class – 06-648
Band 125
2019	$1.35	$1.65	–
2018	1.55	1.35	143,369
2017	1.29	1.55	96,408
2016	1.20	1.29	87,415
2015	1.24	1.20	60,235
2014	1.24	1.24	8,221
2013	1.10	1.24	1,382
AllianzGI Retirement 2055 Fund R6 Class – 06-34R
Band 125
2019	$0.86	$1.06	100,786
2018	1.00 (03/15/18)	0.86	56,859
American Beacon International Equity Fund Investor Class – 06-33X
Band 125
2019	$0.83	$0.97	8,259
2018	1.00 (03/15/18)	0.83	3,467

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Beacon International Equity Fund R6 Class – 06-33Y
Band 125
2019	$0.83	$0.98	763,652
2018	1.00 (03/15/18)	0.83	284,810
American Beacon Small Cap Value Fund R6 Class – 06-34C
Band 125
2019	$0.83	$1.01	782,729
2018	1.00 (03/15/18)	0.83	831,589
American Century Disciplined Growth Fund A Class – 06-697
Band 125
2019	$1.87	$2.39	482
2018	2.01	1.87	3,355
2017	1.62	2.01	238,956
2016	1.51	1.62	575,651
2015	1.56	1.51	647,864
2014	1.40	1.56	456,631
2013	1.41	1.40	307,109
American Century Disciplined Growth Fund Investor Class – 06-694
Band 125
2019	$1.90	$2.44	617,167
2018	2.04	1.90	871,329
2017	1.64	2.04	1,911,141
2016	1.53	1.64	2,259,565
2015	1.57	1.53	2,073,002
2014	1.41	1.57	1,178,343
2013	1.06	1.41	1,186,684
2012	1.00 (05/24/12)	1.06	145,131
Band 0
2019	$2.06	$2.68	26,687
2018	2.18	2.06	27,844
2017	1.73	2.18	23,718
2016	1.60	1.73	17,385
2015	1.62	1.60	12,907
2014	1.43	1.62	403
American Century Diversified Bond Fund A Class – 06-722
Band 125
2019	$1.11	$1.18	164,559
2018	1.14	1.11	170,069
2017	1.12	1.14	185,438
2016	1.11	1.12	199,107
2015	1.12	1.11	171,555
2014	1.08	1.12	85,430
2013	1.12	1.08	134,369
2012	1.08	1.12	62,995
2011	1.02	1.08	44,493
2010	1.00 (05/27/10)	1.02	5,914

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.13	$1.21	98,200
2018	1.16	1.13	143,476
2017	1.14	1.16	152,274
2016	1.12	1.14	177,164
2015	1.14	1.12	105,825
2014	1.09	1.14	65,721
American Century Diversified Bond Fund Investor Class – 06-721
Band 125
2019	$1.13	$1.21	121
American Century Emerging Markets Fund A Class – 06-204
Band 125
2019	$1.24	$1.49	60,272
2018	1.55	1.24	72,168
2017	1.08	1.55	42,780
2016	1.02	1.08	30,596
2015	1.13	1.02	24,372
2014	1.16	1.13	4,635
2013	1.18	1.16	27,264
2012	0.96	1.18	40,885
2011	1.24	0.96	161,193
2010	1.07	1.24	151,410
American Century Emerging Markets Fund Investor Class – 06-206
Band 125
2019	$1.27	$1.53	6,231,642
2018	1.59	1.27	3,536,489
2017	1.11	1.59	392,244
2016	1.04	1.11	56,098
2015	1.15	1.04	30,750
2014	1.18	1.15	24,075
2013	1.19	1.18	19,196
2012	0.97	1.19	15,415
2011	1.25	0.97	236,549
2010	1.07	1.25	264,393
American Century Emerging Markets Fund R6 Class – 06-CPK
Band 125
2019	$1.13	$1.37	896,511
2018	1.41	1.13	579,241
2017	0.98	1.41	105,607
American Century Equity Growth Fund A Class – 06-175
Band 125
2019	$2.33	$2.95	432,642
2018	2.53	2.33	663,088
2017	2.11	2.53	996,061
2016	1.94	2.11	1,425,038
2015	2.06	1.94	2,067,024
2014	1.84	2.06	2,192,641
2013	1.41	1.84	2,242,594
2012	1.23	1.41	1,569,899
2011	1.20	1.23	694,379
2010	1.06	1.20	998,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.42	$3.07	127,386
2018	2.61	2.42	134,561
2017	2.17	2.61	121,345
2016	2.00	2.17	132,770
2015	2.11	2.00	168,791
2014	1.89	2.11	189,940
2013	1.44	1.89	374
Band 50
2019	$2.60	$3.32	35,747
2018	2.80	2.60	39,935
2017	2.31	2.80	3,095
2016	2.12	2.31	4,229
2015	2.23	2.12	5,887
2014	1.98	2.23	7,622
Band 0
2019	$2.80	$3.59	–
2018	3.00	2.80	–
2017	2.47	3.00	–
2016	2.25	2.47	–
2015	2.35	2.25	214,210
2014	2.08	2.35	226,301
2013	1.57	2.08	69,360
American Century Equity Growth Fund Investor Class – 06-048
Band 125
2019	$1.21	$1.53	–
2018	1.30	1.21	–
2017	1.08	1.30	–
2016	1.00	1.08	79
2015	1.05	1.00	64
American Century Equity Income Fund A Class – 06-285
Band 125
2019	$2.85	$3.48	1,376,765
2018	3.02	2.85	1,822,132
2017	2.71	3.02	2,131,350
2016	2.30	2.71	2,826,964
2015	2.32	2.30	2,649,193
2014	2.10	2.32	3,708,484
2013	1.78	2.10	5,815,815
2012	1.62	1.78	6,060,214
2011	1.59	1.62	5,642,379
2010	1.42	1.59	3,861.06
Band 100
2019	$2.96	$3.63	381,743
2018	3.14	2.96	423,016
2017	2.80	3.14	653,039
2016	2.37	2.80	773,212
2015	2.39	2.37	709,966
2014	2.15	2.39	834,406
2013	1.82	2.15	26,409
2012	1.66	1.82	37,474
2011	1.62	1.66	35,841
2010	1.45	1.62	33,410

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$3.20	$3.94	80,202
2018	3.37	3.20	85,217
2017	2.99	3.37	79,008
2016	2.52	2.99	83,579
2015	2.53	2.52	89,499
2014	2.27	2.53	99,287
2013	1.91	2.27	103,482
2012	1.73	1.91	113,125
2011	1.68	1.73	122,045
2010	1.49	1.68	35,871
Band 0
2019	$3.47	$4.29	35,357
2018	3.63	3.47	32,400
2017	3.22	3.63	29,099
2016	2.70	3.22	28,865
2015	2.69	2.70	373,116
2014	2.40	2.69	378,353
2013	2.01	2.40	395,202
2012	1.81	2.01	511,858
2011	1.75	1.81	439,651
2010	1.55	1.75	133,996
American Century Equity Income Fund Investor Class – 06-475
Band 125
2019	$3.08	$3.78	1,510,091
2018	3.27	3.08	2,000,807
2017	2.92	3.27	2,865,994
2016	2.47	2.92	2,893,998
2015	2.49	2.47	3,644,380
2014	2.24	2.49	4,793,150
2013	1.90	2.24	5,165,356
2012	1.73	1.90	4,836,885
2011	1.69	1.73	4,822,696
2010	1.51	1.69	3,533,917
Band 0
2019	$3.85	$4.78	–
2018	4.03	3.85	–
2017	3.55	4.03	–
2016	2.97	3.55	–
2015	2.96	2.97	1,564,716
2014	2.63	2.96	1,618,644
2013	2.20	2.63	1,806,724
2012	1.97	2.20	1,872,980
2011	1.91	1.97	1,873,837
2010	1.68	1.91	1,885,419
American Century Equity Income Fund R6 Class – 06-CPM
Band 125
2019	$1.07	$1.32	757,220
2018	1.13	1.07	23,423
2017	1.00	1.13	23,205

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ginnie Mae A Class – 06-435
Band 125
2019	$1.33	$1.39	482,706
2018	1.34	1.33	990,958
2017	1.35	1.34	865,848
2016	1.35	1.35	1,244,843
2015	1.36	1.35	1,848,001
2014	1.32	1.36	6,369,142
2013	1.37	1.32	6,452,517
2012	1.36	1.37	1,807,359
2011	1.29	1.36	4,677,679
2010	1.23	1.29	971,516
Band 100
2019	$1.38	$1.45	56,612
2018	1.39	1.38	64,657
2017	1.39	1.39	89,857
2016	1.40	1.39	128,621
2015	1.40	1.40	167,782
2014	1.35	1.40	97,771
Band 0
2019	$1.61	$1.70	–
2018	1.61	1.61	5,389
2017	1.59	1.61	4,862
2016	1.58	1.59	37,639
2015	1.57	1.58	28,214
2014	1.50	1.57	493,562
2013	1.54	1.50	492,614
2012	1.51	1.54	2,890
2011	1.41	1.51	340,804
American Century Growth Fund A Class – 06-445
Band 125
2019	$2.83	$3.78	369,362
2018	2.93	2.83	554,200
2017	2.28	2.93	567,926
2016	2.23	2.28	834,869
2015	2.16	2.23	1,119,744
2014	1.97	2.16	1,606,349
2013	1.55	1.97	2,473,954
2012	1.38	1.55	2,715,913
2011	1.41	1.38	1,701,488
2010	1.22	1.41	606,608
Band 100
2019	$2.94	$3.94	157,053
2018	3.03	2.94	174,465
2017	2.36	3.03	338,247
2016	2.29	2.36	380,422
2015	2.22	2.29	348,106
2014	2.02	2.22	312,614
2013	1.58	2.02	15,065
2012	1.41	1.58	14,382

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.43	$4.64	–
2018	3.50	3.43	–
2017	2.69	3.50	–
2016	2.59	2.69	–
2015	2.49	2.59	33,673
2014	2.24	2.49	36,575
2013	1.74	2.24	101,761
2012	1.53	1.74	192,746
2011	1.55	1.53	192,413
2010	1.32	1.55	14,472
American Century Growth Fund R6 Class – 06-CPN
Band 125
2019	$1.25	$1.67	70,885
2018	1.28	1.25	92,738
American Century Heritage Fund A Class – 06-290
Band 125
2019	$4.00	$5.34	566,973
2018	4.29	4.00	744,858
2017	3.57	4.29	1,188,936
2016	3.51	3.57	1,954,662
2015	3.50	3.51	2,815,986
2014	3.28	3.50	3,441,252
2013	2.54	3.28	5,922,700
2012	2.22	2.54	6,686,055
2011	2.42	2.22	6,474,446
2010	1.87	2.42	5,699,687
Band 100
2019	$4.16	$5.56	94,118
2018	4.44	4.16	117,827
2017	3.69	4.44	132,918
2016	3.62	3.69	161,479
2015	3.60	3.62	203,993
2014	3.37	3.60	180,292
Band 50
2019	$4.49	$6.03	153,807
2018	4.77	4.49	167,659
2017	3.94	4.77	195,362
2016	3.85	3.94	236,840
2015	3.80	3.85	202,318
2014	3.54	3.80	203,273
2013	2.73	3.54	241,148
2012	2.37	2.73	216,842
2011	2.55	2.37	222,417
2010	1.96	2.55	174,847

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.88	$6.60	41,735
2018	5.16	4.88	40,936
2017	4.25	5.16	41,546
2016	4.12	4.25	39,014
2015	4.06	4.12	92,799
2014	3.76	4.06	179,133
2013	2.88	3.76	418,029
2012	2.49	2.88	751,167
2011	2.67	2.49	709,960
2010	2.04	2.67	655,065
American Century Heritage Fund Investor Class – 06-046
Band 125
2019	$1.27	$1.69	1,915,476
2018	1.35	1.27	2,518,695
2017	1.12	1.35	2,860,362
2016	1.10	1.12	3,262,989
2015	1.09	1.10	3,195,940
2014	1.02	1.09	2,271,821
2013	1.00 (11/21/13)	1.02	2,473,758
American Century Heritage Fund R6 Class – 06-CPP
Band 125
2019	$1.11	$1.49	808,151
2018	1.18	1.11	1,211,411
2017	0.98	1.18	348,968
American Century Income & Growth Investor Class – 06-460
Band 125
2019	$2.10	$2.57	2,824,435
2018	2.28	2.10	2,755,218
2017	1.91	2.28	2,385,746
2016	1.71	1.91	2,907,536
2015	1.83	1.71	803,564
2014	1.65	1.83	121,021
2013	1.23	1.65	134,226
2012	1.09	1.23	123,860
2011	1.07	1.09	117,842
2010	0.95	1.07	164,703
American Century Inflation-Adjusted Bond Fund A Class – 06-185
Band 125
2019	$1.31	$1.39	1,596,770
2018	1.37	1.31	1,663,972
2017	1.34	1.37	2,505,306
2016	1.30	1.34	3,526,704
2015	1.35	1.30	3,763,859
2014	1.34	1.35	5,056,586
2013	1.49	1.34	7,829,612
2012	1.42	1.49	11,157,414
2011	1.28	1.42	9,944,906
2010	1.23	1.28	8,637,587

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.36	$1.45	71,658
2018	1.41	1.36	99,825
2017	1.39	1.41	118,964
2016	1.34	1.39	191,698
2015	1.39	1.34	269,461
2014	1.37	1.39	230,175
2013	1.53	1.37	37,741
2012	1.45	1.53	89,343
2011	1.30	1.45	76,567
2010	1.25	1.30	71,810
Band 0
2019	$1.58	$1.69	–
2018	1.62	1.58	–
2017	1.57	1.62	–
2016	1.51	1.57	–
2015	1.54	1.51	415,753
2014	1.51	1.54	451,270
2013	1.66	1.51	938,452
2012	1.56	1.66	1,628,420
2011	1.39	1.56	394,677
2010	1.32	1.39	389,191
American Century Inflation-Adjusted Bond Fund R6 Class – 06-3KW
Band 125
2019	$1.00	$1.07	30,719
American Century International Bond A Class – 06-421
Band 125
2019	$0.89	$0.92	1,637
2018	0.94	0.89	1,428
2017	0.87	0.94	1,089
2016	0.88	0.87	847
2015	0.96	0.88	814
2014	1.00	0.96	669
2013	1.07	1.00	668
2012	1.04	1.07	430
2011	1.00	1.04	–
2010	1.01	1.00	787
American Century International Bond Investor Class – 06-422
Band 125
2019	$0.91	$0.95	208
2018	0.96	0.91	664
2017	0.88	0.96	561
2016	0.89	0.88	458
2015	0.97	0.89	354
2014	1.01	0.97	197
2013	1.08	1.01	137,227
2012	1.05	1.08	93,558
2011	1.01	1.05	69
2010	1.01	1.01	9

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century International Growth A Class – 06-325
Band 125
2019	$2.21	$2.79	39,502
2018	2.66	2.21	84,470
2017	2.06	2.66	316,269
2016	2.22	2.06	319,908
2015	2.24	2.22	254,488
2014	2.40	2.24	160,819
2013	1.98	2.40	261,027
2012	1.65	1.98	230,938
2011	1.90	1.65	201,409
2010	1.69	1.90	165,357
Band 100
2019	$2.29	$2.91	39,536
2018	2.75	2.29	44,805
2017	2.13	2.75	70,419
2016	2.29	2.13	73,285
2015	2.30	2.29	69,163
2014	2.46	2.30	84,469
2013	2.03	2.46	135
American Century International Growth Investor Class – 06-420
Band 125
2019	$2.88	$3.65	236,500
2018	3.45	2.88	783,811
2017	2.66	3.45	923,488
2016	2.86	2.66	1,405,319
2015	2.88	2.86	1,069,785
2014	3.08	2.88	1,159,902
2013	2.54	3.08	830,889
2012	2.11	2.54	849,168
2011	2.42	2.11	847,501
2010	2.16	2.42	840,927
American Century International Opportunities Fund A Class – 06-3VH
Band 125
2019	$1.00 (02/21/19)	$1.13	34,718
American Century Large Company Value A Class – 06-355
Band 125
2019	$2.41	$3.04	264,399
2018	2.66	2.41	314,657
2017	2.43	2.66	418,335
2016	2.14	2.43	479,213
2015	2.26	2.14	533,873
2014	2.03	2.26	450,871
2013	1.57	2.03	545,460
2012	1.37	1.57	513,770
2011	1.37	1.37	785,241
2010	1.25	1.37	1,188,853
Band 100
2019	$2.51	$3.16	18,888
2018	2.76	2.51	20,081
2017	2.52	2.76	22,056
2016	2.21	2.52	43,909
2015	2.32	2.21	73,751
2014	2.08	2.32	68,605

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.96	$3.77	–
2018	3.23	2.96	–
2017	2.91	3.23	176,505
2016	2.53	2.91	171,170
2015	2.64	2.53	167,001
2014	2.34	2.64	161,733
2013	1.79	2.34	154,658
2012	1.54	1.79	67,476
2011	1.52	1.54	423,275
2010	1.37	1.52	419,858
American Century Mid Cap Value Fund A Class – 06-395
Band 125
2019	$2.82	$3.59	1,021,160
2018	3.30	2.82	1,633,026
2017	3.00	3.30	2,370,613
2016	2.48	3.00	2,518,588
2015	2.56	2.48	2,284,729
2014	2.23	2.56	2,611,195
2013	1.74	2.23	2,446,738
2012	1.52	1.74	1,179,331
2011	1.55	1.52	688,606
2010	1.32	1.55	77,429
Band 25
2019	$3.12	$4.00	2,964
Band 0
2019	$3.20	$4.12	36,184
2018	3.69	3.20	47,720
2017	3.32	3.69	27,882
2016	2.71	3.32	243,698
2015	2.76	2.71	207,737
2014	2.38	2.76	92,488
2013	1.83	2.38	77,581
2012	1.58	1.83	40,933
2011	1.59	1.58	36,024
2010	1.34	1.59	6,327
American Century Mid Cap Value Fund Investor Class – 06-396
Band 125
2019	$2.90	$3.69	10,549,223
2018	3.37	2.90	11,604,697
2017	3.06	3.37	14,285,758
2016	2.52	3.06	15,403,986
2015	2.60	2.52	11,115,170
2014	2.26	2.60	4,488,267
2013	1.76	2.26	3,152,479
2012	1.53	1.76	1,828,315
2011	1.56	1.53	1,064,186
2010	1.32	1.56	615,122

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.29	$4.23	602,333
2018	3.78	3.29	651,040
2017	3.39	3.78	681,373
2016	2.76	3.39	1,583,243
2015	2.80	2.76	920,007
2014	2.41	2.80	828,620
2013	1.85	2.41	1,190,018
2012	1.59	1.85	1,212,406
American Century Mid Cap Value Fund R6 Class – 06-CRJ
Band 125
2019	$0.94	$1.20	9,420,048
2018	1.09	0.94	5,732,593
2017	0.98	1.09	1,212,364
American Century One Choice 2020 Portfolio A Class – 06-402
Band 125
2019	$1.75	$2.00	8,164,314
2018	1.86	1.75	10,294,417
2017	1.70	1.86	17,689,566
2016	1.63	1.70	19,405,480
2015	1.68	1.63	19,234,577
2014	1.60	1.68	19,134,561
2013	1.44	1.60	19,622,590
2012	1.32	1.44	11,819,175
2011	1.30	1.32	6,921,485
2010	1.18	1.30	3,624,796
Band 100
2019	$1.80	$2.06	1,152,550
2018	1.90	1.80	1,343,017
2017	1.74	1.90	1,761,265
2016	1.66	1.74	2,291,223
2015	1.70	1.66	2,301,200
2014	1.62	1.70	1,881,940
Band 0
2019	$1.98	$2.29	–
2018	2.07	1.98	700,476
2017	1.87	2.07	664,140
2016	1.77	1.87	628,147
2015	1.80	1.77	597,874
2014	1.70	1.80	1,560,915
2013	1.51	1.70	1,458,362
2012	1.36	1.51	1,607,851
2011	1.33	1.36	407,867
2010	1.19	1.33	706,836

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2020 Portfolio Investor Class – 06-412
Band 125
2019	$1.80	$2.06	16,310,855
2018	1.90	1.80	20,723,433
2017	1.74	1.90	32,712,209
2016	1.66	1.74	33,629,804
2015	1.71	1.66	29,399,808
2014	1.62	1.71	21,709,581
2013	1.46	1.62	21,625,486
2012	1.32	1.46	9,553,542
2011	1.31	1.32	6,448,379
2010	1.18	1.31	3,499,128
Band 0
2019	$2.03	$2.35	47,086
2018	2.12	2.03	28,603
2017	1.91	2.12	14,255
2016	1.80	1.91	3,178,588
2015	1.83	1.80	4,163,549
2014	1.72	1.83	4,445,030
2013	1.52	1.72	4,199,711
2012	1.37	1.52	1,109,395
2011	1.33	1.37	837,155
2010	1.19	1.33	414,566
American Century One Choice 2020 Portfolio R6 Class – 06-CPR
Band 125
2019	$1.04	$1.19	8,947,420
2018	1.09	1.04	9,937,869
2017	1.00	1.09	2,577,289
American Century One Choice 2025 Portfolio A Class – 06-403
Band 125
2019	$1.83	$2.11	8,285,124
2018	1.95	1.83	10,463,638
2017	1.77	1.95	15,773,240
2016	1.69	1.77	19,323,437
2015	1.74	1.69	20,251,718
2014	1.65	1.74	19,473,345
2013	1.47	1.65	18,437,776
2012	1.33	1.47	12,981,683
2011	1.33	1.33	7,831,506
2010	1.20	1.33	3,897,760
Band 100
2019	$1.87	$2.17	1,497,104
2018	2.00	1.87	1,673,497
2017	1.80	2.00	2,257,305
2016	1.72	1.80	2,435,967
2015	1.76	1.72	2,179,040
2014	1.67	1.76	1,552,305

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.07	$2.42	–
2018	2.18	2.07	771,961
2017	1.95	2.18	725,222
2016	1.83	1.95	706,966
2015	1.87	1.83	663,026
2014	1.75	1.87	912,981
2013	1.54	1.75	844,708
2012	1.38	1.54	811,873
2011	1.36	1.38	475,952
2010	1.21	1.36	416,007
American Century One Choice 2025 Portfolio Investor Class – 06-413
Band 125
2019	$1.87	$2.17	14,728,817
2018	2.00	1.87	17,781,451
2017	1.80	2.00	24,082,952
2016	1.72	1.80	20,970,258
2015	1.76	1.72	18,043,815
2014	1.67	1.76	14,593,911
2013	1.48	1.67	13,096,427
2012	1.34	1.48	7,868,145
2011	1.33	1.34	5,098,654
2010	1.20	1.33	3,517,307
Band 0
2019	$2.11	$2.48	31,615
2018	2.22	2.11	15,580
2017	1.98	2.22	8,272
2016	1.87	1.98	821,435
2015	1.89	1.87	2,456,756
2014	1.77	1.89	1,917,941
2013	1.55	1.77	1,632,244
2012	1.39	1.55	1,298,170
2011	1.36	1.39	891,632
2010	1.21	1.36	534,233
American Century One Choice 2025 Portfolio R6 Class – 06-CPT
Band 125
2019	$1.04	$1.21	7,246,239
2018	1.11	1.04	3,660,000
2017	0.99	1.11	988,533
American Century One Choice 2030 Portfolio A Class – 06-404
Band 125
2019	$1.91	$2.24	8,432,090
2018	2.06	1.91	9,225,570
2017	1.84	2.06	14,526,353
2016	1.76	1.84	16,134,619
2015	1.81	1.76	17,019,365
2014	1.71	1.81	17,417,685
2013	1.50	1.71	15,464,599
2012	1.35	1.50	9,921,337
2011	1.35	1.35	6,029,404
2010	1.21	1.35	3,505,132

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.96	$2.30	1,214,524
2018	2.10	1.96	1,285,079
2017	1.87	2.10	1,458,210
2016	1.78	1.87	1,835,751
2015	1.83	1.78	1,629,273
2014	1.73	1.83	1,468,834
2013	1.51	1.73	179
Band 0
2019	$2.16	$2.56	–
2018	2.29	2.16	144,069
2017	2.02	2.29	140,048
2016	1.91	2.02	148,278
2015	1.94	1.91	157,554
2014	1.81	1.94	1,038,047
2013	1.57	1.81	1,012,164
2012	1.39	1.57	1,022,666
2011	1.38	1.39	109,663
2010	1.22	1.38	534,233
American Century One Choice 2030 Portfolio Investor Class – 06-414
Band 125
2019	$1.96	$2.30	15,492,355
2018	2.10	1.96	16,316,314
2017	1.88	2.10	21,725,599
2016	1.79	1.88	23,068,804
2015	1.83	1.79	19,265,765
2014	1.73	1.83	13,458,488
2013	1.51	1.73	13,610,639
2012	1.36	1.51	6,850,132
2011	1.36	1.36	4,394,880
2010	1.22	1.36	2,261,026
Band 0
2019	$2.21	$2.62	127,580
2018	2.34	2.21	116,079
2017	2.06	2.34	107,987
2016	1.94	2.06	2,225,512
2015	1.97	1.94	3,464,348
2014	1.83	1.97	3,134,088
2013	1.58	1.83	2,882,260
2012	1.40	1.58	856,511
2011	1.39	1.40	642,417
2010	1.23	1.39	390,699
American Century One Choice 2030 Portfolio R6 Class – 06-CPV
Band 125
2019	$1.05	$1.23	6,096,809
2018	1.12	1.05	4,889,451
2017	0.99	1.12	1,771,194

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2035 Portfolio A Class – 06-406
Band 125
2019	$2.01	$2.38	6,235,810
2018	2.18	2.01	6,879,008
2017	1.93	2.18	10,667,542
2016	1.83	1.93	12,037,568
2015	1.89	1.83	13,617,188
2014	1.78	1.89	14,514,076
2013	1.53	1.78	13,574,732
2012	1.37	1.53	8,184,459
2011	1.38	1.37	5,888,624
2010	1.23	1.38	3,149,445
Band 100
2019	$2.06	$2.44	852,094
2018	2.22	2.06	867,469
2017	1.96	2.22	865,079
2016	1.87	1.96	1,044,835
2015	1.91	1.87	1,050,414
2014	1.80	1.91	734,974
2013	1.55	1.80	2,017
Band 50
2019	$2.16	$2.58	2,577
2018	2.32	2.16	2,593
2017	2.04	2.32	2,610
2016	1.93	2.04	2,628
2015	1.97	1.93	2,572
2014	1.84	1.97	2,592
2013	1.57	1.84	3,673
2012	1.40	1.57	3,521
2011	1.40	1.40	3,238
2010	1.24	1.40	793
Band 0
2019	$2.27	$2.72	–
2018	2.43	2.27	169,573
2017	2.12	2.43	160,766
2016	1.99	2.12	160,813
2015	2.03	1.99	164,024
2014	1.89	2.03	358,981
2013	1.60	1.89	360,093
2012	1.42	1.60	369,760
2011	1.41	1.42	176,108
2010	1.24	1.41	131,553
American Century One Choice 2035 Portfolio Investor Class – 06-416
Band 125
2019	$2.06	$2.45	15,105,065
2018	2.23	2.06	14,234,893
2017	1.96	2.23	17,661,986
2016	1.87	1.96	16,423,828
2015	1.91	1.87	13,985,737
2014	1.80	1.91	11,304,145
2013	1.55	1.80	10,096,993
2012	1.38	1.55	6,071,280
2011	1.39	1.38	3,738,218
2010	1.23	1.39	1,713,746

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.33	$2.80	138,715
2018	2.48	2.33	118,190
2017	2.16	2.48	109,864
2016	2.03	2.16	646,976
2015	2.05	2.03	2,217,946
2014	1.91	2.05	1,886,002
2013	1.62	1.91	1,344,058
2012	1.43	1.62	829,137
2011	1.42	1.43	569,856
2010	1.24	1.42	314,942
American Century One Choice 2035 Portfolio R6 Class – 06-CPW
Band 125
2019	$1.05	$1.25	4,593,100
2018	1.13	1.05	2,661,547
2017	0.99	1.13	483,150
American Century One Choice 2040 Portfolio A Class – 06-407
Band 125
2019	$2.12	$2.53	6,194,183
2018	2.30	2.12	7,200,530
2017	2.01	2.30	11,811,983
2016	1.91	2.01	13,656,468
2015	1.97	1.91	13,600,263
2014	1.85	1.97	13,753,750
2013	1.57	1.85	11,560,264
2012	1.39	1.57	7,233,304
2011	1.41	1.39	4,146,440
2010	1.25	1.41	2,352,543
Band 100
2019	$2.17	$2.60	815,365
2018	2.35	2.17	877,397
2017	2.05	2.35	1,043,594
2016	1.94	2.05	1,192,045
2015	1.99	1.94	1,012,543
2014	1.87	1.99	879,925
2013	1.58	1.87	3,847
2012	1.40	1.58	1,120
Band 0
2019	$2.39	$2.89	–
2018	2.56	2.39	197,295
2017	2.21	2.56	205,192
2016	2.08	2.21	199,817
2015	2.11	2.08	213,568
2014	1.96	2.11	1,089,013
2013	1.64	1.96	1,144,563
2012	1.44	1.64	1,183,708
2011	1.44	1.44	153,824
2010	1.26	1.44	281,155

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2040 Portfolio Investor Class – 06-417
Band 125
2019	$2.17	$2.60	11,766,997
2018	2.35	2.17	12,635,248
2017	2.05	2.35	17,796,559
2016	1.94	2.05	18,264,054
2015	1.99	1.94	15,378,975
2014	1.87	1.99	11,448,404
2013	1.58	1.87	10,982,872
2012	1.40	1.58	5,914,245
2011	1.42	1.40	3,619,020
2010	1.25	1.42	1,559,523
Band 0
2019	$2.45	$2.97	5,329
2018	2.62	2.45	763
2017	2.25	2.62	11,092
2016	2.11	2.25	1,797,709
2015	2.14	2.11	2,862,837
2014	1.98	2.14	2,742,179
2013	1.65	1.98	2,448,121
2012	1.44	1.65	687,340
2011	1.45	1.44	488,754
2010	1.26	1.45	272,970
American Century One Choice 2040 Portfolio R6 Class – 06-CPX
Band 125
2019	$1.06	$1.27	5,749,144
2018	1.14	1.06	4,123,659
2017	0.99	1.14	1,213,384
American Century One Choice 2045 Portfolio A Class – 06-408
Band 125
2019	$2.18	$2.64	5,275,635
2018	2.39	2.18	5,900,913
2017	2.06	2.39	7,524,420
2016	1.95	2.06	7,731,132
2015	2.01	1.95	8,066,676
2014	1.88	2.01	8,225,913
2013	1.58	1.88	7,114,366
2012	1.39	1.58	4,030,486
2011	1.42	1.39	2,486,219
2010	1.25	1.42	1,164,565
Band 100
2019	$2.24	$2.71	464,282
2018	2.44	2.24	528,737
2017	2.10	2.44	637,761
2016	1.98	2.10	764,782
2015	2.04	1.98	635,697
2014	1.90	2.04	509,425
2013	1.59	1.90	14,620
2012	1.40	1.59	2,715

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.46	$3.02	–
2018	2.66	2.46	218,811
2017	2.27	2.66	189,699
2016	2.12	2.27	203,447
2015	2.16	2.12	206,726
2014	1.99	2.16	372,373
2013	1.65	1.99	382,692
2012	1.44	1.65	364,211
2011	1.45	1.44	136,843
2010	1.26	1.45	127,298
American Century One Choice 2045 Portfolio Investor Class – 06-418
Band 125
2019	$2.24	$2.71	9,189,761
2018	2.44	2.24	9,136,537
2017	2.10	2.44	11,137,966
2016	1.99	2.10	10,782,713
2015	2.04	1.99	8,549,706
2014	1.91	2.04	6,617,545
2013	1.59	1.91	5,262,153
2012	1.40	1.59	2,978,285
2011	1.43	1.40	1,743,664
2010	1.26	1.43	823,793
Band 0
2019	$2.53	$3.10	49,999
2018	2.72	2.53	40,497
2017	2.32	2.72	32,691
2016	2.16	2.32	524,997
2015	2.19	2.16	1,097,743
2014	2.02	2.19	866,380
2013	1.67	2.02	757,750
2012	1.45	1.67	489,432
2011	1.46	1.45	339,694
2010	1.27	1.46	188,028
American Century One Choice 2045 Portfolio R6 Class – 06-CPY
Band 125
2019	$1.06	$1.29	3,898,564
2018	1.15	1.06	2,803,646
2017	0.99	1.15	711,280
American Century One Choice 2050 Portfolio A Class – 06-409
Band 125
2019	$2.22	$2.71	4,031,541
2018	2.44	2.22	4,437,142
2017	2.09	2.44	5,488,441
2016	1.98	2.09	5,740,699
2015	2.04	1.98	6,493,617
2014	1.91	2.04	6,182,368
2013	1.59	1.91	4,288,733
2012	1.40	1.59	2,728,105
2011	1.43	1.40	1,607,667
2010	1.26	1.43	680,617

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.27	$2.79	229,761
2018	2.49	2.27	252,947
2017	2.13	2.49	274,756
2016	2.01	2.13	308,234
2015	2.07	2.01	240,687
2014	1.93	2.07	186,001
Band 0
2019	$2.51	$3.10	–
2018	2.72	2.51	74,697
2017	2.30	2.72	118,413
2016	2.15	2.30	131,415
2015	2.19	2.15	150,046
2014	2.02	2.19	401,566
2013	1.67	2.02	424,966
2012	1.45	1.67	395,452
2011	1.46	1.45	124,534
2010	1.27	1.46	112,315
American Century One Choice 2050 Portfolio Investor Class – 06-419
Band 125
2019	$2.27	$2.79	6,694,638
2018	2.49	2.27	6,908,027
2017	2.13	2.49	8,674,346
2016	2.01	2.13	8,432,911
2015	2.07	2.01	6,574,783
2014	1.93	2.07	4,755,822
2013	1.60	1.93	3,692,614
2012	1.41	1.60	2,161,388
2011	1.44	1.41	1,190,201
2010	1.26	1.44	629,545
Band 0
2019	$2.57	$3.18	37,387
2018	2.78	2.57	27,759
2017	2.34	2.78	12,848
2016	2.18	2.34	1,770,471
2015	2.22	2.18	2,311,181
2014	2.04	2.22	2,076,371
2013	1.68	2.04	1,900,887
2012	1.46	1.68	315,629
2011	1.47	1.46	227,082
2010	1.27	1.47	127,230
American Century One Choice 2050 Portfolio R6 Class – 06-CRC
Band 125
2019	$1.07	$1.31	2,595,223
2018	1.16	1.07	2,337,327
2017	0.99	1.16	456,176

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2055 Portfolio A Class – 06-437
Band 125
2019	$1.49	$1.83	3,653,150
2018	1.64	1.49	3,776,841
2017	1.40	1.64	4,541,564
2016	1.32	1.40	4,051,132
2015	1.36	1.32	3,669,239
2014	1.27	1.36	2,407,473
2013	1.06	1.27	1,223,350
2012	0.93	1.06	473,815
2011	1.00 (04/01/11)	0.93	94,061
Band 100
2019	$1.52	$1.87	16,545
2018	1.67	1.52	16,586
2017	1.42	1.67	16,630
2016	1.34	1.42	16,780
2015	1.38	1.34	18,255
2014	1.28	1.38	22,365
Band 0
2019	$1.64	$2.04	–
2018	1.79	1.64	15,943
2017	1.50	1.79	4,324
2016	1.40	1.50	3,508
2015	1.43	1.40	1,255
2014	1.32	1.43	61,616
2013	1.08	1.32	30,152
2012	0.94	1.08	9,773
American Century One Choice 2055 Portfolio Investor Class – 06-436
Band 125
2019	$1.52	$1.87	6,616,347
2018	1.67	1.52	5,377,822
2017	1.42	1.67	5,318,755
2016	1.34	1.42	4,728,681
2015	1.38	1.34	2,637,236
2014	1.28	1.38	1,302,001
2013	1.06	1.28	661,085
2012	0.93	1.06	183,967
2011	1.00 (04/01/11)	0.93	16,185
Band 0
2019	$1.67	$2.08	35,816
2018	1.82	1.67	25,003
2017	1.53	1.82	18,886
2016	1.42	1.53	644,898
2015	1.44	1.42	796,764
2014	1.33	1.44	285,373
2013	1.09	1.33	50,166
2012	0.94	1.09	8,264
2011	1.00 (04/01/11)	0.94	1,528
American Century One Choice 2055 Portfolio R6 Class – 06-CRF
Band 125
2019	$1.07	$1.32	1,429,972
2018	1.17	1.07	1,171,549
2017	0.99	1.17	193,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2060 Portfolio A Class – 06-CKR
Band 125
2019	$1.13	$1.39	1,183,972
2018	1.25	1.13	765,214
2017	1.06	1.25	515,633
2016	1.00 (05/12/16)	1.06	396,717
Band 0
2019	$1.17	$1.46	–
2018	1.28	1.17	–
2017	1.07	1.28	8
American Century One Choice 2060 Portfolio Investor Class – 06-CKT
Band 125
2019	$1.14	$1.41	1,862,436
2018	1.26	1.14	1,320,234
2017	1.07	1.26	532,520
2016	1.00 (05/12/16)	1.07	103,021
Band 0
2019	$1.18	$1.47	17,311
2018	1.28	1.18	5,785
2017	1.07	1.28	788
2016	1.00 (05/12/16)	1.07	191,155
American Century One Choice 2060 Portfolio R6 Class – 06-CRG
Band 125
2019	$1.07	$1.32	346,626
2018	1.17	1.07	88,141
2017	0.99	1.17	4,693
American Century One Choice In Retirement Portfolio A Class – 06-426
Band 125
2019	$1.64	$1.87	3,472,103
2018	1.74	1.64	4,883,867
2017	1.60	1.74	8,071,545
2016	1.53	1.60	11,208,717
2015	1.58	1.53	17,101,479
2014	1.51	1.58	2,738,548
2013	1.38	1.51	2,969,030
2012	1.27	1.38	1,789,186
2011	1.25	1.27	861,482
2010	1.15	1.25	386,601
Band 100
2019	$1.68	$1.92	1,021,805
2018	1.78	1.68	1,179,271
2017	1.63	1.78	1,782,158
2016	1.56	1.63	2,092,032
2015	1.61	1.56	2,468,230
2014	1.53	1.61	379,462
2013	1.39	1.53	4,492
Band 50
2019	$1.76	$2.03	89,840

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.85	$2.14	126,278
2018	1.94	1.85	126,710
2017	1.76	1.94	132,174
2016	1.67	1.76	126,787
2015	1.70	1.67	118,250
2014	1.60	1.70	342,413
2013	1.45	1.60	337,595
2012	1.32	1.45	362,961
American Century One Choice In Retirement Portfolio Investor Class – 06-427
Band 125
2019	$1.68	$1.92	2,868,804
2018	1.77	1.68	3,967,490
2017	1.63	1.77	6,686,135
2016	1.56	1.63	9,191,500
2015	1.60	1.56	10,159,021
2014	1.53	1.60	1,863,172
2013	1.39	1.53	3,090,764
2012	1.28	1.39	1,791,943
2011	1.25	1.28	1,726,001
2010	1.15	1.25	394,579
Band 0
2019	$1.89	$2.19	17,755
2018	1.98	1.89	15,592
2017	1.79	1.98	12,241
2016	1.69	1.79	548,989
2015	1.72	1.69	1,968,488
2014	1.62	1.72	652,180
2013	1.46	1.62	655,259
2012	1.32	1.46	23,704
2011	1.28	1.32	14,095
2010	1.16	1.28	3,832
American Century One Choice In Retirement Portfolio R6 Class – 06-CRH
Band 125
2019	$1.03	$1.18	1,560,504
2018	1.09	1.03	1,540,244
2017	1.00	1.09	429,847
American Century Real Estate Fund A Class – 06-380
Band 125
2019	$3.06	$3.94	124,461
2018	3.27	3.06	210,263
2017	3.16	3.27	386,721
2016	3.03	3.16	619,211
2015	2.99	3.03	652,189
2014	2.34	2.99	751,004
2013	2.35	2.34	1,383,929
2012	2.03	2.35	1,259,227
2011	1.84	2.03	748,646
2010	1.45	1.84	1,061,530

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$3.18	$4.11	10,342
2018	3.39	3.18	9,043
2017	3.26	3.39	8,784
2016	3.13	3.26	12,882
2015	3.08	3.13	1,109
2014	2.41	3.08	5,536
2013	2.41	2.41	747
2012	2.07	2.41	362
Band 0
2019	$3.74	$4.88	–
2018	3.95	3.74	7,430
2017	3.76	3.95	5,805
2016	3.57	3.76	3,527
2015	3.48	3.57	3,057
2014	2.69	3.48	1,096
2013	2.67	2.69	291,549
2012	2.27	2.67	285,194
2011	2.04	2.27	128,262
2010	1.59	2.04	289,416
American Century Real Estate Fund Investor Class – 06-269
Band 125
2019	$1.29	$1.66	455,536
2018	1.37	1.29	917,547
2017	1.32	1.37	1,448,261
2016	1.27	1.32	1,834,694
2015	1.25	1.27	2,508,859
2014	0.97	1.25	2,259,305
2013	0.97	0.97	7,456,347
2012	0.84	0.97	7,452,986
2011	0.76	0.84	993,413
2010	0.60	0.76	1,217,601
American Century Real Estate Fund R6 Class – 06-CRK
Band 125
2019	$0.99	$1.28	327,135
2018	1.05	0.99	287,927
2017	1.01	1.05	508,731
American Century Select A Class – 06-240
Band 125
2019	$2.34	$3.14	22,253
2018	2.46	2.34	22,525
2017	1.94	2.46	42,954
2016	1.87	1.94	60,916
2015	1.76	1.87	103,626
2014	1.62	1.76	152,107
2013	1.26	1.62	203,656
2012	1.11	1.26	257,214
2011	1.12	1.11	84,500
2010	0.99	1.12	96,328

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.43	$3.27	49,213
2018	2.55	2.43	64,688
2017	2.00	2.55	64,901
2016	1.92	2.00	83,426
2015	1.81	1.92	70,118
2014	1.66	1.81	38,391
American Century Select Investor Class – 06-440
Band 125
2019	$4.69	$6.31	34,931
2018	4.93	4.69	33,374
2017	3.87	4.93	24,962
2016	3.72	3.87	22,420
2015	3.49	3.72	26,399
2014	3.20	3.49	25,564
2013	2.49	3.20	27,636
2012	2.20	2.49	24,322
2011	2.19	2.20	14,460
2010	1.94	2.19	15,330
American Century Small Cap Growth A Class – 06-200
Band 125
2019	$2.71	$3.65	259,770
2018	2.89	2.71	368,152
2017	2.33	2.89	393,870
2016	2.14	2.33	374,806
2015	2.26	2.14	364,372
2014	2.18	2.26	425,444
2013	1.57	2.18	584,467
2012	1.39	1.57	538,411
2011	1.49	1.39	568,575
2010	1.16	1.49	718,176
Band 100
2019	$2.81	$3.79	44,865
2018	2.99	2.81	59,189
2017	2.41	2.99	72,659
2016	2.20	2.41	76,153
2015	2.32	2.20	92,447
2014	2.23	2.32	53,859
2013	1.60	2.23	42
2012	1.42	1.60	–
2011	1.51	1.42	1,289
2010	1.18	1.51	1,200

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Small Cap Value Fund A Class – 06-390
Band 125
2019	$3.52	$4.62	184,166
2018	4.30	3.52	329,893
2017	3.96	4.30	372,235
2016	3.19	3.96	401,764
2015	3.33	3.19	548,981
2014	3.23	3.33	562,365
2013	2.43	3.23	529,649
2012	2.12	2.43	443,215
2011	2.30	2.12	350,672
2010	1.89	2.30	251,731
Band 50
2019	$3.94	$5.22	29,200
2018	4.78	3.94	33,167
2017	4.37	4.78	37,148
2016	3.50	4.37	36,433
2015	3.62	3.50	38,761
2014	3.49	3.62	39,214
2013	2.61	3.49	39,867
2012	2.25	2.61	42,864
2011	2.43	2.25	42,889
2010	1.98	2.43	7,942
Band 0
2019	$4.28	$5.69	5,895
2018	5.17	4.28	8,171
2017	4.70	5.17	8,434
2016	3.74	4.70	82,280
2015	3.85	3.74	57,115
2014	3.70	3.85	218,602
2013	2.75	3.70	63,318
2012	2.36	2.75	60,448
2011	2.54	2.36	55,001
2010	2.05	2.54	7,968
American Century Small Cap Value Fund Investor Class – 06-470
Band 125
2019	$3.83	$5.05	1,076,557
2018	4.68	3.83	1,500,238
2017	4.29	4.68	1,888,347
2016	3.45	4.29	2,193,675
2015	3.59	3.45	2,806,645
2014	3.48	3.59	4,216,181
2013	2.61	3.48	4,625,368
2012	2.27	2.61	4,394,657
2011	2.46	2.27	4,503,943
2010	2.01	2.46	4,498,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.78	$6.38	–
2018	5.77	4.78	–
2017	5.23	5.77	–
2016	4.15	5.23	–
2015	4.26	4.15	224,444
2014	4.08	4.26	239,660
2013	3.03	4.08	229,979
2012	2.59	3.03	218,774
2011	2.78	2.59	210,246
2010	1.01	2.78	154,247
American Century Small Cap Value Fund R6 Class – 06-CRM
Band 125
2019	$0.90	$1.19	2,139,913
2018	1.09	0.90	266,682
Band 75
2019	$0.91	$1.20	103,342
2018	1.10	0.91	110,522
American Century Small Company A Class – 06-385
Band 125
2019	$2.87	$3.39	29,194
2018	3.41	2.87	148,646
2017	3.13	3.41	301,701
2016	2.69	3.13	561,474
2015	2.89	2.69	499,759
2014	2.77	2.89	447,634
2013	1.96	2.77	437,031
2012	1.75	1.96	68,671
2011	1.79	1.75	52,786
2010	1.43	1.79	63,724
American Century Strategic Allocation: Aggressive Fund A Class – 06-400
Band 125
2019	$2.55	$3.12	1,908,736
2018	2.81	2.55	2,373,456
2017	2.39	2.81	2,556,658
2016	2.28	2.39	3,284,441
2015	2.35	2.28	5,702,064
2014	2.23	2.35	6,219,294
2013	1.89	2.23	7,139,084
2012	1.66	1.89	5,980,379
2011	1.72	1.66	5,046,090
2010	1.52	1.72	4,523,161
Band 100
2019	$2.65	$3.25	590,117
2018	2.91	2.65	676,689
2017	2.47	2.91	925,523
2016	2.35	2.47	1,045,850
2015	2.41	2.35	830,979
2014	2.28	2.41	899,506
2013	1.93	2.28	208,662
2012	1.70	1.93	197,276
2011	1.75	1.70	168,620
2010	1.54	1.75	129,782

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.86	$3.53	11,824
2018	3.13	2.86	13,068
2017	2.64	3.13	13,568
2016	2.50	2.64	13,802
2015	2.55	2.50	13,932
2014	2.40	2.55	15,831
2013	2.02	2.40	17,327
2012	1.77	2.02	19,701
2011	1.82	1.77	21,354
2010	1.59	1.82	23,810
Band 0
2019	$3.10	$3.85	83,253
2018	3.38	3.10	117,434
2017	2.84	3.38	113,185
2016	2.67	2.84	102,301
2015	2.72	2.67	1,395,679
2014	2.54	2.72	1,413,689
2013	2.13	2.54	1,459,953
2012	1.86	2.13	1,401,309
2011	1.90	1.86	1,306,148
2010	1.65	1.90	278,790
American Century Strategic Allocation: Aggressive Fund Investor Class – 06-480
Band 125
2019	$2.28	$2.81	4,289,523
2018	2.51	2.28	12,547,293
2017	2.13	2.51	16,431,722
2016	2.03	2.13	24,071,227
2015	2.08	2.03	24,400,880
2014	1.97	2.08	24,690,951
2013	1.67	1.97	22,940,316
2012	1.47	1.67	23,882,811
2011	1.51	1.47	21,751,649
2010	1.33	1.51	19,557,891
Band 0
2019	$2.81	$3.50	–
2018	3.05	2.81	–
2017	2.56	3.05	–
2016	2.40	2.56	–
2015	2.44	2.40	507,746
2014	2.28	2.44	496,383
2013	1.90	2.28	459,356
2012	1.65	1.90	457,792
2011	1.69	1.65	417,435
2010	1.46	1.69	422,965
American Century Strategic Allocation: Aggressive Fund R6 Class – 06-CRN
Band 125
2019	$1.07	$1.32	1,047,129
2018	1.17	1.07	1,172,750
2017	0.99	1.17	546,683

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Conservative Fund A Class – 06-405
Band 125
2019	$1.82	$2.08	892,641
2018	1.94	1.82	1,057,476
2017	1.78	1.94	1,337,265
2016	1.71	1.78	1,787,241
2015	1.77	1.71	2,449,197
2014	1.69	1.77	2,703,532
2013	1.56	1.69	4,120,079
2012	1.44	1.56	3,389,605
2011	1.42	1.44	2,636,851
2010	1.31	1.42	2,390,868
Band 100
2019	$1.89	$2.17	703,260
2018	2.01	1.89	747,679
2017	1.84	2.01	867,196
2016	1.77	1.84	980,075
2015	1.82	1.77	998,116
2014	1.73	1.82	896,035
2013	1.60	1.73	4,755
2012	1.47	1.60	70,090
2011	1.44	1.47	59,923
2010	1.33	1.44	46,967
Band 50
2019	$2.04	$2.35	279,274
2018	2.16	2.04	280,265
2017	1.96	2.16	284,220
Band 0
2019	$2.21	$2.55	–
2018	2.32	2.21	–
2017	2.10	2.32	–
2016	2.00	2.10	–
2015	2.04	2.00	243,699
2014	1.92	2.04	227,851
2013	1.75	1.92	207,386
2012	1.60	1.75	179,804
2011	1.55	1.60	170,685
2010	1.42	1.55	69,102
American Century Strategic Allocation: Conservative Fund Investor Cl – 06-485
Band 125
2019	$1.78	$2.04	1,065,365
2018	1.89	1.78	3,667,935
2017	1.73	1.89	4,753,850
2016	1.67	1.73	8,013,562
2015	1.71	1.67	8,100,584
2014	1.63	1.71	7,101,436
2013	1.50	1.63	6,501,158
2012	1.39	1.50	5,764,235
2011	1.36	1.39	5,027,788
2010	1.26	1.36	5,064,756

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.19	$2.55	–
2018	2.30	2.19	–
2017	2.08	2.30	–
2016	1.98	2.08	–
2015	2.00	1.98	465,217
2014	1.89	2.00	524,794
2013	1.72	1.89	507,787
2012	1.57	1.72	541,205
2011	1.51	1.57	630,906
2010	1.38	1.51	710,756
American Century Strategic Allocation: Conservative Fund R6 Class – 06-CRP
Band 125
2019	$1.03	$1.19	913,268
2018	1.09	1.03	1,019,473
2017	1.00	1.09	780,051
American Century Strategic Allocation: Moderate Fund A Class – 06-415
Band 125
2019	$2.24	$2.67	3,007,105
2018	2.43	2.24	3,548,802
2017	2.14	2.43	4,164,741
2016	2.05	2.14	6,878,986
2015	2.12	2.05	10,541,842
2014	2.01	2.12	12,094,607
2013	1.77	2.01	14,718,175
2012	1.59	1.77	12,895,546
2011	1.60	1.59	11,702,163
2010	1.44	1.60	10,739,208
Band 100
2019	$2.33	$2.78	2,219,401
2018	2.52	2.33	2,520,277
2017	2.21	2.52	3,403,196
2016	2.11	2.21	3,764,703
2015	2.18	2.11	3,201,482
2014	2.07	2.18	2,726,379
2013	1.81	2.07	349,912
2012	1.62	1.81	302,401
2011	1.63	1.62	299,200
2010	1.47	1.63	426,668
Band 75
2019	$2.42	$2.89	–
2018	2.61	2.42	–
2017	2.29	2.61	583,149
2016	2.17	2.29	582,574
2015	2.24	2.17	606,633
2014	2.12	2.24	740,219
2013	1.85	2.12	877,377
2012	1.66	1.85	1,028,199
2011	1.66	1.66	1,055,544

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.51	$3.01	543
2018	2.70	2.51	772
2017	2.37	2.70	6,032
2016	2.24	2.37	6,604
2015	2.30	2.24	6,863
2014	2.17	2.30	13,408
2013	1.90	2.17	10,291
2012	1.69	1.90	11,533
2011	1.69	1.69	12,803
2010	1.51	1.69	11,866
Band 0
2019	$2.73	$3.29	–
2018	2.92	2.73	–
2017	2.54	2.92	–
2016	2.40	2.54	–
2015	2.45	2.40	1,705,129
2014	2.30	2.45	1,785,246
2013	2.00	2.30	1,909,284
2012	1.77	2.00	1,862,496
2011	1.77	1.77	1,795,448
2010	1.57	1.77	195,762
American Century Strategic Allocation: Moderate Fund Investor Class – 06-490
Band 125
2019	$2.10	$2.51	4,571,963
2018	2.27	2.10	27,956,014
2017	2.00	2.27	32,674,684
2016	1.90	2.00	45,937,441
2015	1.96	1.90	45,861,117
2014	1.86	1.96	44,917,084
2013	1.63	1.86	40,335,907
2012	1.46	1.63	40,859,329
2011	1.47	1.46	38,073,248
2010	1.32	1.47	35,016.804
Band 0
2019	$2.59	$3.12	–
2018	2.76	2.59	–
2017	2.40	2.76	–
2016	2.26	2.40	–
2015	2.30	2.26	2,509,957
2014	2.15	2.30	2,670,805
2013	1.86	2.15	2,929,731
2012	1.65	1.86	3,145,815
2011	1.64	1.65	3,403,402
2010	1.46	1.64	3,568,225
American Century Strategic Allocation: Moderate Fund R6 Class – 06-CRR
Band 125
2019	$1.05	$1.26	1,502,943
2018	1.13	1.05	1,387,073
2017	0.99	1.13	636,070

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ultra Fund A Class – 06-430
Band 125
2019	$3.02	$4.00	184,421
2018	3.04	3.02	222,140
2017	2.34	3.04	210,685
2016	2.28	2.34	197,396
2015	2.18	2.28	254,233
2014	2.01	2.18	261,921
2013	1.49	2.01	422,104
2012	1.33	1.49	411,335
2011	1.33	1.33	415,957
2010	1.16	1.33	352,431
Band 100
2019	$3.14	$4.17	80,023
2018	3.16	3.14	95,663
2017	2.42	3.16	114,344
2016	2.35	2.42	121,607
2015	2.24	2.35	137,765
2014	2.06	2.24	90,134
American Century Ultra Fund Investor Class – 06-450
Band 125
2019	$5.49	$7.30	409,513
2018	5.52	5.49	435,230
2017	4.24	5.52	474,599
2016	4.11	4.24	517,742
2015	3.92	4.11	535,108
2014	3.61	3.92	581,205
2013	2.67	3.61	448,082
2012	2.37	2.67	249,550
2011	2.37	2.37	264,155
2010	2.06	2.37	101,485
American Century Ultra Fund R6 Class – 06-CRT
Band 125
2019	$1.30	$1.73	719,943
2018	1.30	1.30	730,849
American Century Value A Class – 06-698
Band 125
2019	$1.69	$2.11	15,939
2018	1.89	1.69	17,775
2017	1.77	1.89	32,131
2016	1.49	1.77	29,787
2015	1.58	1.49	15,852
2014	1.42	1.58	28,494
2013	1.10	1.42	25,696

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Value Investor Class – 06-696
Band 125
2019	$1.71	$2.15	13,221
2018	1.91	1.71	7,969
2017	1.79	1.91	1,093,382
2016	1.50	1.79	1,215,800
2015	1.59	1.50	1,065,183
2014	1.43	1.59	1,143,266
2013	1.10	1.43	73
American Century VP Capital Appreciation Fund I Class – 06-410
Band 125
2019	$4.38	$5.86	1,377,389
2018	4.67	4.38	1,919,127
2017	3.89	4.67	2,754,260
2016	3.81	3.89	3,111,804
2015	3.79	3.81	3,957,164
2014	3.55	3.79	4,201,495
2013	2.74	3.55	4,639,692
2012	2.39	2.74	5,034,146
2011	2.59	2.39	5,436,459
2010	2.00	2.59	5,326,783
Band 25
2019	$5.10	$6.89	–
2018	5.39	5.10	–
2017	4.44	5.39	–
2016	4.31	4.44	–
2015	4.24	4.31	–
2014	3.93	4.24	–
2013	3.01	3.93	–
2012	2.60	3.01	–
2011	2.79	2.60	–
2010	2.13	2.79	203,738
American Funds 2010 Target Date Retirement Fund R3 Class – 06-957
Band 125
2019	$1.04	$1.16	1,994,361
2018	1.09	1.04	1,368,460
2017	1.01	1.09	420,700
2016	0.95	1.01	297,598
American Funds 2010 Target Date Retirement Fund R4 Class – 06-958
Band 125
2019	$1.05	$1.18	1,023,592
2018	1.10	1.05	1,194,434
2017	1.01	1.10	745,023
2016	0.96	1.01	199,178
American Funds 2010 Target Date Retirement Fund R6 Class – 06-CRV
Band 125
2019	$1.05	$1.18	3,243,068
2018	1.09	1.05	2,351,220
2017	1.00	1.09	885,532

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2015 Target Date Retirement Fund R3 Class – 06-959
Band 125
2019	$1.05	$1.18	1,576,699
2018	1.10	1.05	1,718,964
2017	1.01	1.10	1,661,342
2016	0.95	1.01	277,076
American Funds 2015 Target Date Retirement Fund R4 Class – 06-969
Band 125
2019	$1.06	$1.20	1,215,725
2018	1.11	1.06	1,484,999
2017	1.01	1.11	1,056,475
2016	0.96	1.01	17,675
American Funds 2015 Target Date Retirement Fund R6 Class – 06-CRW
Band 125
2019	$1.05	$1.20	2,783,073
2018	1.10	1.05	2,588,803
2017	1.00	1.10	429,850
American Funds 2020 Target Date Retirement Fund R3 Class – 06-971
Band 125
2019	$1.06	$1.20	6,341,731
2018	1.11	1.06	2,756,134
2017	1.00	1.11	1,782,846
2016	0.95	1.00	273,790
2015	1.00 (05/21/15)	0.95	7,125
Band 0
2019	$1.11	$1.27	1,329,903
American Funds 2020 Target Date Retirement Fund R4 Class – 06-972
Band 125
2019	$1.07	$1.22	8,045,431
2018	1.12	1.07	10,659,143
2017	1.01	1.12	7,045,006
2016	0.96	1.01	498,156
American Funds 2020 Target Date Retirement Fund R6 Class – 06-CRX
Band 125
2019	$1.07	$1.22	14,889,708
2018	1.11	1.07	6,378,187
2017	1.00	1.11	2,441,320
American Funds 2025 Target Date Retirement Fund R3 Class – 06-973
Band 125
2019	$1.07	$1.24	5,490,031
2018	1.13	1.07	3,387,560
2017	1.00	1.13	1,626,089
2016	0.95	1.00	120,825
2015	1.00 (05/21/15)	0.95	1,648
Band 0
2019	$1.12	$1.31	1,555,538

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2025 Target Date Retirement Fund R4 Class – 06-974
Band 125
2019	$1.08	$1.26	9,648,722
2018	1.14	1.08	11,107,205
2017	1.00	1.14	5,615,180
2016	0.95	1.00	266,184
American Funds 2025 Target Date Retirement Fund R6 Class – 06-CRY
Band 125
2019	$1.08	$1.26	15,515,016
2018	1.14	1.08	7,834,763
2017	1.00	1.14	2,791,229
American Funds 2030 Target Date Retirement Fund R3 Class – 06-976
Band 125
2019	$1.09	$1.28	6,602,567
2018	1.15	1.09	4,753,377
2017	0.99	1.15	2,006,926
2016	0.94	0.99	68,324
2015	1.00 (05/21/15)	0.94	1,663
Band 0
2019	$1.14	$1.35	295,574
American Funds 2030 Target Date Retirement Fund R4 Class – 06-977
Band 125
2019	$1.10	$1.30	9,341,004
2018	1.16	1.10	8,636,097
2017	1.00	1.16	6,142,251
2016	0.94	1.00	758,530
American Funds 2030 Target Date Retirement Fund R6 Class – 06-CTC
Band 125
2019	$1.10	$1.31	14,395,846
2018	1.16	1.10	9,275,141
2017	1.00	1.16	3,517,440
American Funds 2035 Target Date Retirement Fund R3 Class – 06-978
Band 125
2019	$1.10	$1.33	5,476,612
2018	1.18	1.10	4,166,635
2017	0.99	1.18	908,945
2016	0.94	0.99	85,044
2015	1.00 (05/21/15)	0.94	794
Band 0
2019	$1.15	$1.41	369,689
American Funds 2035 Target Date Retirement Fund R4 Class – 06-979
Band 125
2019	$1.11	$1.35	8,421,573
2018	1.19	1.11	8,876,451
2017	1.00	1.19	5,116,181
2016	0.94	1.00	544,874

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2035 Target Date Retirement Fund R6 Class – 06-CTF
Band 125
2019	$1.11	$1.36	12,720,980
2018	1.19	1.11	8,139,019
2017	0.99	1.19	2,683,719
American Funds 2040 Target Date Retirement Fund R3 Class – 06-981
Band 125
2019	$1.10	$1.34	4,560,383
2018	1.19	1.10	3,418,153
2017	0.99	1.19	1,124,660
2016	0.94	0.99	107,933
Band 0
2019	$1.15	$1.42	411,278
American Funds 2040 Target Date Retirement Fund R4 Class – 06-982
Band 125
2019	$1.11	$1.36	6,680,416
2018	1.20	1.11	7,143,949
2017	1.00	1.20	4,729,339
2016	0.94	1.00	376,301
American Funds 2040 Target Date Retirement Fund R6 Class – 06-CTG
Band 125
2019	$1.12	$1.37	14,725,899
2018	1.20	1.12	10,260,005
2017	0.99	1.20	4,242,064
American Funds 2045 Target Date Retirement Fund R3 Class – 06-983
Band 125
2019	$1.11	$1.35	3,225,389
2018	1.19	1.11	2,192,256
2017	0.99	1.19	893,999
2016	0.94	0.99	71,916
Band 0
2019	$1.16	$1.43	387,286
American Funds 2045 Target Date Retirement Fund R4 Class – 06-984
Band 125
2019	$1.12	$1.37	6,768,248
2018	1.20	1.12	6,750,766
2017	1.00	1.20	4,514,331
2016	0.94	1.00	174,473
American Funds 2045 Target Date Retirement Fund R6 Class – 06-CTH
Band 125
2019	$1.12	$1.38	9,908,158
2018	1.20	1.12	5,955,609
2017	0.99	1.20	2,021,902
American Funds 2050 Target Date Retirement Fund R3 Class – 06-996
Band 125
2019	$1.11	$1.36	2,821,528
2018	1.20	1.11	1,799,887
2017	0.99	1.20	660,442
2016	0.94	0.99	75,011

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.16	$1.44	213,806
American Funds 2050 Target Date Retirement Fund R4 Class – 06-997
Band 125
2019	$1.12	$1.38	5,914,032
2018	1.21	1.12	5,474,034
2017	1.00	1.21	2,388,135
2016	0.94	1.00	44,319
American Funds 2050 Target Date Retirement Fund R6 Class – 06-CTJ
Band 125
2019	$1.12	$1.39	8,662,636
2018	1.20	1.12	4,306,302
2017	0.99	1.20	1,433,353
American Funds 2055 Target Date Retirement Fund R3 Class – 06-998
Band 125
2019	$1.11	$1.36	2,144,655
2018	1.20	1.11	1,259,435
2017	0.99	1.20	297,385
2016	0.94	0.99	14,275
Band 0
2019	$1.16	$1.44	27,864
American Funds 2055 Target Date Retirement Fund R4 Class – 06-999
Band 125
2019	$1.12	$1.38	2,631,420
2018	1.21	1.12	1,855,722
2017	1.00	1.21	732,797
2016	0.94	1.00	34,406
American Funds 2055 Target Date Retirement Fund R6 Class – 06-CTK
Band 125
2019	$1.12	$1.39	4,473,227
2018	1.20	1.12	2,315,747
2017	0.99	1.20	651,993
American Funds 2060 Target Date Retirement Fund R3 Class – 06-CGC
Band 125
2019	$1.11	$1.36	515,843
2018	1.20	1.11	212,406
2017	1.00	1.20	20,379
2016	0.94	1.00	435
Band 0
2019	$1.16	$1.44	9,577
American Funds 2060 Target Date Retirement Fund R4 Class – 06-CGF
Band 125
2019	$1.12	$1.38	1,140,028
2018	1.21	1.12	842,983
2017	1.00	1.21	501,269
2016	0.94	1.00	12,344

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2060 Target Date Retirement Fund R6 Class – 06-CTM
Band 125
2019	$1.12	$1.38	1,041,304
2018	1.20	1.12	314,786
2017	0.99	1.20	28,326
American Funds AMCAP Fund R3 Class – 06-182
Band 125
2019	$2.18	$2.71	994,378
2018	2.26	2.18	1,587,760
2017	1.88	2.26	1,459,155
2016	1.75	1.88	1,729,734
2015	1.76	1.75	1,471,902
2014	1.60	1.76	955,092
2013	1.19	1.60	887,860
2012	1.04	1.19	543,469
2011	1.05	1.04	520,109
2010	0.94	1.05	346,384
Band 100
2019	$2.25	$2.80	184,039
2018	2.32	2.25	233,732
2017	1.93	2.32	305,673
2016	1.79	1.93	370,669
2015	1.80	1.79	464,036
2014	1.63	1.80	423,904
Band 0
2019	$2.56	$3.23	–
2018	2.62	2.56	–
2017	2.15	2.62	–
2016	1.98	2.15	–
2015	1.97	1.98	–
2014	1.77	1.97	799,137
2013	1.30	1.77	642,126
2012	1.12	1.30	618,565
2011	1.12	1.12	576,480
2010	0.99	1.12	532,092
American Funds AMCAP Fund R4 Class – 06-207
Band 125
2019	$2.17	$2.71	1,339,879
2018	2.24	2.17	2,942,331
2017	1.86	2.24	7,172,262
2016	1.73	1.86	7,847,268
2015	1.74	1.73	6,815,801
2014	1.57	1.74	5,531,795
2013	1.16	1.57	3,382,121
2012	1.02	1.16	3,455,982
2011	1.03	1.02	3,264,427
2010	0.91	1.03	303,037

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.53	$3.19	2,841,346
2018	2.58	2.53	3,273,570
2017	2.11	2.58	3,579,051
2016	1.94	2.11	3,879,451
American Funds AMCAP Fund R6 Class – 06-CTN
Band 125
2019	$1.16	$1.45	5,823,609
2018	1.20	1.16	6,215,080
2017	0.99	1.20	2,868,421
American Funds American Balanced Fund R3 Class – 06-447
Band 125
2019	$1.92	$2.25	5,954,183
2018	2.01	1.92	6,719,526
2017	1.76	2.01	8,457,852
2016	1.65	1.76	7,253,930
2015	1.65	1.65	7,740,291
2014	1.54	1.65	6,636,140
2013	1.28	1.54	5,663,996
2012	1.14	1.28	4,095,869
2011	1.12	1.14	683,659
2010	1.01	1.12	49,487
Band 100
2019	$1.96	$2.31	502,072
2018	2.05	1.96	400,600
2017	1.80	2.05	104,872
2016	1.68	1.80	48,488
Band 75
2019	$2.01	$2.37	225,099
2018	2.09	2.01	1,117,519
Band 50
2019	$2.05	$2.43	431,151
2018	2.13	2.05	429,105
2017	1.86	2.13	405,331
2016	1.73	1.86	84
Band 0
2019	$2.15	$2.55	8,569
2018	2.22	2.15	78,533
2017	1.93	2.22	95,427
2016	1.78	1.93	84,281
2015	1.76	1.78	128,648
2014	1.62	1.76	115,769
2013	1.33	1.62	123,560

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American Balanced Fund R4 Class – 06-446
Band 125
2019	$1.97	$2.32	17,343,056
2018	2.05	1.97	25,360,464
2017	1.80	2.05	29,925,791
2016	1.68	1.80	34,531,928
2015	1.67	1.68	19,320,364
2014	1.56	1.67	15,440,557
2013	1.30	1.56	12,667,953
2012	1.15	1.30	2,619,333
2011	1.12	1.15	579,339
American Funds American Balanced Fund R6 Class – 06-CTP
Band 125
2019	$1.10	$1.30	28,757,165
2018	1.14	1.10	24,219,342
2017	1.00	1.14	9,698,227
Band 75
2019	$1.11	$1.32	866,145
2018	1.15	1.11	819,120
Band 0
2019	$1.13	$1.35	1,018,307
2018	1.16	1.13	791,688
2017	1.00	1.16	613,242
American Funds American High Income Trust R3 Class – 06-184
Band 125
2019	$1.61	$1.78	313,641
2018	1.67	1.61	282,720
2017	1.59	1.67	587,009
2016	1.39	1.59	677,334
2015	1.52	1.39	976,425
2014	1.54	1.52	1,395,758
2013	1.47	1.54	2,625,419
2012	1.30	1.47	2,773,823
2011	1.30	1.30	2,499,787
2010	1.15	1.30	2,401,359
Band 100
2019	$1.67	$1.84	77,820
2018	1.72	1.67	71,774
2017	1.63	1.72	150,780
2016	1.42	1.63	224,727
2015	1.56	1.42	171,200
2014	1.57	1.56	187,829
Band 0
2019	$1.90	$2.12	–
2018	1.94	1.90	–
2017	1.82	1.94	–
2016	1.57	1.82	–
2015	1.70	1.57	–
2014	1.70	1.70	35,010
2013	1.60	1.70	119,441
2012	1.40	1.60	274,583
2011	1.38	1.40	257,600
2010	1.20	1.38	215,406

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American High Income Trust R4 Class – 06-208
Band 125
2019	$1.57	$1.73	325,090
2018	1.62	1.57	348,730
2017	1.53	1.62	365,366
2016	1.33	1.53	358,612
2015	1.46	1.33	992,906
2014	1.47	1.46	3,157,052
2013	1.40	1.47	3,250,398
2012	1.24	1.40	3,926,078
2011	1.23	1.24	6,472,828
2010	1.08	1.23	6,414,398
American Funds American High-Income Trust R6 Class – 06-3MC
Band 125
2019	$0.95	$1.06	38,490
American Funds American Mutual Fund R4 Class – 06-3MK
Band 125
2019	$0.95	$1.14	68,429
American Funds American Mutual Fund R6 Class – 06-3M3
Band 125
2019	$0.95	$1.14	480,376
American Funds Capital Income Builder R6 Class – 06-3M6
Band 125
2019	$0.97	$1.13	31,737
American Funds Capital World Bond Fund R6 Class – 06-GFN
Band 125
2019	$0.98	$1.05	257,362
2018	1.01	0.98	231,316
2017	1.00 (07/21/17)	1.01	1,470
American Funds Capital World Growth and Income Fund R3 Class – 06-183
Band 125
2019	$1.68	$2.07	2,383,856
2018	1.90	1.68	2,685,944
2017	1.55	1.90	5,337,934
2016	1.48	1.55	6,669,435
2015	1.53	1.48	8,325,140
2014	1.50	1.53	9,622,944
2013	1.22	1.50	13,579,291
2012	1.04	1.22	13,196,341
2011	1.14	1.04	12,488,030
2010	1.08	1.14	11,206,401

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.73	$2.15	413,391
2018	1.96	1.73	501,664
2017	1.59	1.96	696,268
2016	1.52	1.59	764,013
2015	1.57	1.52	790,769
2014	1.53	1.57	744,147
2013	1.24	1.53	11,272
2012	1.06	1.24	12,012
2011	1.16	1.06	29,164
2010	1.09	1.16	25,192
Band 50
2019	$1.85	$2.30	3,212
Band 0
2019	$1.98	$2.47	205,397
2018	2.21	1.98	187,660
2017	1.78	2.21	161,958
2016	1.67	1.78	151,327
2015	1.72	1.67	704,535
2014	1.66	1.72	667,310
2013	1.33	1.66	1,060,196
2012	1.12	1.33	1,380,108
2011	1.22	1.12	1,183,845
2010	1.13	1.22	720,831
American Funds Capital World Growth and Income Fund R4 Class – 06-211
Band 125
2019	$1.57	$1.94	15,367,056
2018	1.77	1.57	21,314,492
2017	1.44	1.77	24,395,426
2016	1.37	1.44	28,006,705
2015	1.42	1.37	29,778,811
2014	1.38	1.42	32,395,497
2013	1.12	1.38	35,430,230
2012	0.95	1.12	42,309,178
2011	1.04	0.95	42,581,932
2010	0.98	1.04	38,570,362
Band 0
2019	$1.83	$2.29	–
2018	2.04	1.83	–
2017	1.63	2.04	–
2016	1.54	1.63	–
2015	1.57	1.54	414,734
2014	1.51	1.57	450,975
2013	1.21	1.51	354,766
2012	1.01	1.21	238,441
2011	1.10	1.01	177,531
2010	1.02	1.10	138,842

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Capital World Growth and Income Fund R6 Class – 06-CTR
Band 125
2019	$1.09	$1.36	7,947,909
2018	1.23	1.09	8,045,840
2017	1.00	1.23	3,683,649
American Funds EuroPacific Growth Fund R3 Class – 06-181
Band 125
2019	$1.39	$1.74	5,925,288
2018	1.67	1.39	7,926,478
2017	1.30	1.67	9,613,152
2016	1.31	1.30	10,524,783
2015	1.34	1.31	12,498,172
2014	1.40	1.34	16,584,666
2013	1.18	1.40	19,001,099
2012	1.01	1.18	16,301,051
2011	1.18	1.01	13,803,526
2010	1.10	1.18	10,279,349
Band 100
2019	$1.44	$1.81	373,476
2018	1.72	1.44	563,595
2017	1.33	1.72	706,789
2016	1.34	1.33	836,439
2015	1.37	1.34	1,007,859
2014	1.43	1.37	887,342
2013	1.20	1.43	103,392
2012	1.02	1.20	97,748
2011	1.20	1.02	111,529
2010	1.11	1.20	98,913
Band 50
2019	$1.54	$1.94	127,183
2018	1.83	1.54	135,351
2017	1.41	1.83	135,743
2016	1.41	1.41	138,835
2015	1.43	1.41	141,139
2014	1.48	1.43	139,840
2013	1.25	1.48	147,693
2012	1.05	1.25	142,989
2011	1.23	1.05	142,239
2010	1.13	1.23	13,733
Band 0
2019	$1.64	$2.08	207,276
2018	1.94	1.64	174,836
2017	1.49	1.94	207,933
2016	1.48	1.49	342,471
2015	1.50	1.48	1,167,986
2014	1.54	1.50	2,116,124
2013	1.29	1.54	2,096,283
2012	1.08	1.29	2,226,002
2011	1.26	1.08	2,152,684
2010	1.15	1.26	1,821,298

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds EuroPacific Growth Fund R4 Class – 06-212
Band 125
2019	$1.31	$1.65	35,944,451
2018	1.57	1.31	34,083,156
2017	1.21	1.57	36,701,393
2016	1.22	1.21	43,267,308
2015	1.25	1.22	44,399,086
2014	1.30	1.25	47,904,834
2013	1.09	1.30	49,516,946
2012	0.93	1.09	39,430,332
2011	1.09	0.93	36,371,764
2010	1.01	1.09	31,739,094
Band 0
2019	$1.53	$1.94	49,634
2018	1.80	1.53	53,571
2017	1.38	1.80	52,779
2016	1.37	1.38	5,186,200
2015	1.38	1.37	4,882,273
2014	1.42	1.38	4,317,937
2013	1.18	1.42	3,888,457
2012	0.99	1.18	3,696,773
American Funds EuroPacific Growth Fund R5 Class – 06-296
Band 125
2019	$1.26	$1.59	1,177
American Funds EuroPacific Growth Fund R6 Class – 06-CTT
Band 125
2019	$1.07	$1.35	16,326,662
2018	1.28	1.07	14,818,473
2017	0.99	1.28	4,934,235
Band 0
2019	$1.10	$1.40	2,559,784
2018	1.29	1.10	2,711,343
2017	0.99	1.29	2,946,229
American Funds Fundamental Investors R3 Class – 06-213
Band 125
2019	$1.97	$2.47	2,838,351
2018	2.14	1.97	3,432,385
2017	1.76	2.14	4,317,674
2016	1.59	1.76	4,940,468
2015	1.56	1.59	6,517,021
2014	1.46	1.56	9,842,830
2013	1.13	1.46	12,979,778
2012	0.98	1.13	12,884,095
2011	1.01	0.98	11,982,746
2010	0.90	1.01	9,933,523

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.03	$2.55	472,454
2018	2.20	2.03	564,642
2017	1.81	2.20	751,166
2016	1.63	1.81	812,686
2015	1.60	1.63	783,599
2014	1.49	1.60	688,290
2013	1.14	1.49	16,956
2012	0.99	1.14	16,952
2011	1.02	0.99	15,165
2010	0.91	1.02	13,227
Band 50
2019	$2.16	$2.73	3,332
2018	2.33	2.16	1,676
2017	1.90	2.33	47,556
2016	1.71	1.90	51,891
2015	1.66	1.71	52,367
2014	1.54	1.66	55,149
2013	1.18	1.54	48,706
2012	1.02	1.18	41,904
2011	1.04	1.02	60,589
2010	0.92	1.04	27,095
Band 0
2019	$2.29	$2.91	95,550
2018	2.46	2.29	93,102
2017	2.00	2.46	76,776
2016	1.79	2.00	165,575
2015	1.73	1.79	774,064
2014	1.60	1.73	712,894
2013	1.22	1.60	958,957
2012	1.04	1.22	1,206,528
2011	1.07	1.04	1,151,468
2010	0.94	1.07	524,482
American Funds Fundamental Investors R4 Class – 06-214
Band 125
2019	$2.04	$2.57	5,027,662
2018	2.21	2.04	7,153,820
2017	1.82	2.21	8,129,104
2016	1.64	1.82	11,134,916
2015	1.60	1.64	12,115,475
2014	1.49	1.60	11,016,945
2013	1.15	1.49	11,100,364
2012	0.99	1.15	13,264,249
2011	1.03	0.99	11,057,642
2010	0.91	1.03	8,695,445
American Funds Fundamental Investors R6 Class – 06-CTV
Band 125
2019	$1.13	$1.42	6,368,262
2018	1.22	1.13	5,866,114
2017	1.00	1.22	3,374,450

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Inflation Linked Bond Fund R6 Class – 06-3G9
Band 125
2019	$1.00	$1.06	308
American Funds Intermediate Bond Fund of America R3 Class – 06-186
Band 125
2019	$1.09	$1.12	152,028
2018	1.09	1.09	141,933
2017	1.10	1.09	195,603
2016	1.10	1.10	323,540
2015	1.11	1.10	357,548
2014	1.11	1.11	598,858
2013	1.14	1.11	671,416
2012	1.13	1.14	616,914
2011	1.11	1.13	658,934
2010	1.07	1.11	645,741
Band 100
2019	$1.12	$1.16	358,258
2018	1.13	1.12	385,556
2017	1.13	1.13	463,594
2016	1.13	1.13	509,299
2015	1.14	1.13	156,962
2014	1.13	1.14	161,896
Band 0
2019	$1.28	$1.33	–
2018	1.27	1.28	–
2017	1.26	1.27	–
2016	1.25	1.26	–
2015	1.24	1.25	28,813
2014	1.23	1.24	56,798
2013	1.24	1.23	55,214
2012	1.22	1.24	35,590
2011	1.18	1.22	794,074
2010	1.13	1.18	696,368
American Funds Intermediate Bond Fund of America R4 Class – 06-209
Band 125
2019	$1.12	$1.15	252,038
2018	1.12	1.12	227,052
2017	1.12	1.12	181,609
2016	1.12	1.12	174,565
2015	1.13	1.12	222,520
2014	1.12	1.13	177,698
2013	1.15	1.12	1,846,472
2012	1.13	1.15	1,673,647
2011	1.11	1.13	181,828
2010	1.07	1.11	227,672
American Funds Intermediate Bond Fund of America R6 Class – 06-GKH
Band 125
2019	$1.00	$1.03	22,288
American Funds Investment Company of America R6 Class – 06-3GH
Band 125
2019	$0.88	$1.09	149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New Perspective Fund R3 Class – 06-502
Band 125
2019	$1.68	$2.15	1,513,672
2018	1.81	1.68	1,758,514
2017	1.43	1.81	2,246,546
2016	1.43	1.43	2,302,949
2015	1.37	1.43	3,005,849
2014	1.35	1.37	2,851,298
2013	1.08	1.35	1,853,855
2012	0.91	1.08	533,804
2011	1.00 (06/23/11)	0.91	22,761
Band 0
2019	$1.85	$2.39	1,279
2018	1.97	1.85	77,228
2017	1.53	1.97	63,117
2016	1.51	1.53	75,629
2015	1.44	1.51	356,639
2014	1.40	1.44	340,160
American Funds New Perspective Fund R4 Class – 06-503
Band 125
2019	$1.72	$2.21	3,346,339
2018	1.85	1.72	4,898,004
2017	1.45	1.85	5,352,200
2016	1.45	1.45	4,784,989
2015	1.39	1.45	4,473,503
2014	1.36	1.39	4,128,078
2013	1.09	1.36	2,805,857
2012	0.91	1.09	572,944
2011	1.00 (06/23/11)	0.91	222,013
Band 0
2019	$1.89	$2.45	–
2018	2.01	1.89	–
2017	1.56	2.01	–
2016	1.53	1.56	370,725
2015	1.45	1.53	328,090
2014	1.41	1.45	189,029
2013	1.11	1.41	160,899
2012	0.92	1.11	100,207
American Funds New Perspective Fund R6 Class – 06-CTW
Band 125
2019	$1.18	$1.52	5,777,008
2018	1.27	1.18	3,911,519
2017	0.99	1.27	738,466
Band 0
2019	$1.21	$1.58	507,857
2018	1.28	1.21	625,991
2017	0.99	1.28	729,819

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New World Fund R3 Class – 06-691
Band 125
2019	$1.28	$1.60	475,657
2018	1.48	1.28	547,756
2017	1.13	1.48	495,535
2016	1.11	1.13	421,671
2015	1.20	1.11	389,512
2014	1.26	1.20	280,147
2013	1.16	1.26	129,191
2012	1.00 (05/24/12)	1.16	685
Band 0
2019	$1.39	$1.76	–
2018	1.59	1.39	–
2017	1.20	1.59	–
2016	1.16	1.20	–
2015	1.23	1.16	2,845
2014	1.29	1.23	1,378
American Funds New World Fund R4 Class – 06-689
Band 125
2019	$1.30	$1.64	7,567,057
2018	1.51	1.30	9,476,083
2017	1.15	1.51	12,352,994
2016	1.12	1.15	13,107,633
2015	1.21	1.12	10,325,286
2014	1.27	1.21	8,347,147
2013	1.17	1.27	2,575,655
2012	1.00 (05/24/12)	1.17	5,580
Band 0
2019	$1.42	$1.81	14,891
2018	1.61	1.42	13,660
2017	1.22	1.61	12,476
2016	1.17	1.22	8,521
2015	1.25	1.17	5,036
2014	1.29	1.25	2,141
American Funds New World Fund R6 Class – 06-CTX
Band 125
2019	$1.13	$1.43	3,725,548
2018	1.30	1.13	3,335,151
2017	0.99	1.30	973,158
Band 75
2019	$1.15	$1.46	106,393
2018	1.31	1.15	94,195

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds SMALLCAP World Fund R3 Class – 06-333
Band 125
2019	$1.36	$1.75	928,388
2018	1.53	1.36	1,077,415
2017	1.22	1.53	1,128,842
2016	1.17	1.22	1,158,304
2015	1.16	1.17	1,570,564
2014	1.16	1.16	1,499,396
2013	0.91	1.16	1,803,072
2012	0.76	0.91	1,650,612
2011	0.90	0.76	1,068,601
2010	0.74	0.90	1,073,473
Band 100
2019	$1.39	$1.80	137,463
2018	1.56	1.39	134,704
2017	1.25	1.56	180,056
2016	1.20	1.25	263,714
2015	1.18	1.20	292,591
2014	1.18	1.18	311,068
2013	0.92	1.18	16,699
2012	0.77	0.92	16,699
Band 0
2019	$1.56	$2.03	30,537
2018	1.73	1.56	29,755
2017	1.37	1.73	26,735
2016	1.30	1.37	24,857
2015	1.27	1.30	19,752
2014	1.25	1.27	14,375
2013	0.97	1.25	10,806
2012	0.80	0.97	9,386
2011	0.93	0.80	18,900
2010	0.75	0.93	16,340
American Funds SMALLCAP World Fund R4 Class – 06-332
Band 125
2019	$1.41	$1.82	1,308,246
2018	1.58	1.41	1,494,118
2017	1.26	1.58	1,001,243
2016	1.21	1.26	1,807,619
2015	1.19	1.21	1,803,698
2014	1.18	1.19	1,087,002
2013	0.93	1.18	891,579
2012	0.77	0.93	325,535
2011	0.91	0.77	145,574
2010	0.73	0.91	75,128
American Funds SMALLCAP World Fund R6 Class – 06-CTY
Band 125
2019	$1.11	$1.44	2,841,650
2018	1.24	1.11	2,536,935
2017	0.99	1.24	285,308

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds The Bond Fund of America R6 Class – 06-39V
Band 125
2019	$1.02	$1.09	1,042,687
American Funds The Growth Fund of America R3 Class – 06-179
Band 125
2019	$2.13	$2.69	5,230,628
2018	2.23	2.13	5,462,938
2017	1.80	2.23	7,494,925
2016	1.68	1.80	7,870,938
2015	1.62	1.68	8,695,683
2014	1.51	1.62	12,059,746
2013	1.15	1.51	15,844,563
2012	0.96	1.15	16,133,112
2011	1.03	0.96	20,086,485
2010	0.93	1.03	19,453,538
Band 100
2019	$2.20	$2.79	634,722
2018	2.30	2.20	703,085
2017	1.85	2.30	856,395
2016	1.73	1.85	932,545
2015	1.66	1.73	969,989
2014	1.54	1.66	862,387
2013	1.17	1.54	92,240
2012	0.98	1.17	102,043
2011	1.04	0.98	98,082
2010	0.94	1.04	86,557
Band 50
2019	$2.35	$2.99	2,508
2018	2.44	2.35	214
2017	1.95	2.44	214
2016	1.82	1.95	221
2015	1.74	1.82	173
2014	1.60	1.74	120
2013	1.21	1.60	63
2012	1.01	1.21	–
2011	1.07	1.01	–
2010	0.96	1.07	72,709
Band 0
2019	$2.51	$3.20	422,907
2018	2.59	2.51	436,840
2017	2.06	2.59	406,356
2016	1.91	2.06	651,173
2015	1.82	1.91	736,512
2014	1.67	1.82	767,151
2013	1.25	1.67	1,094,119
2012	1.04	1.25	872,967
2011	1.10	1.04	1,053,971
2010	0.98	1.10	1,259,135

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds The Growth Fund of America R4 Class – 06-216
Band 125
2019	$2.12	$2.68	8,082,468
2018	2.21	2.12	12,042,214
2017	1.77	2.21	15,274,303
2016	1.66	1.77	17,563,781
2015	1.59	1.66	18,925,617
2014	1.48	1.59	19,109,846
2013	1.12	1.48	20,772,463
2012	0.94	1.12	21,046,395
2011	1.00	0.94	33,456,196
2010	0.90	1.00	32,126,640
Band 0
2019	$2.46	$3.16	–
2018	2.54	2.46	–
2017	2.01	2.54	–
2016	1.86	2.01	–
2015	1.76	1.86	4,674,744
2014	1.61	1.76	5,015,535
2013	1.21	1.61	5,449,490
2012	1.00	1.21	6,069,619
2011	1.05	1.00	6,365,220
2010	0.94	1.05	7,261,795
American Funds The Growth Fund of America R6 Class – 06-CVC
Band 125
2019	$1.19	$1.51	22,982,799
2018	1.23	1.19	23,383,033
2017	0.99	1.23	11,242,937
Band 75
2019	$1.20	$1.53	1,436,338
2018	1.24	1.20	1,735,204
Band 0
2019	$1.22	$1.57	3,480,481
2018	1.25	1.22	3,587,701
American Funds The Income Fund of America R6 Class – 06-3M7
Band 125
2019	$0.96	$1.13	12,738
American Funds The New Economy Fund R6 Class – 06-3KY
Band 125
2019	$0.93	$1.16	52,227

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Washington Mutual Investors Fund R3 Class – 06-449
Band 125
2019	$2.31	$2.85	2,085,008
2018	2.42	2.31	2,065,887
2017	2.04	2.42	2,272,503
2016	1.83	2.04	2,150,010
2015	1.86	1.83	2,283,608
2014	1.70	1.86	1,683,579
2013	1.31	1.70	1,319,491
2012	1.19	1.31	819,793
2011	1.13	1.19	270,357
2010	1.01	1.13	9,329
Band 0
2019	$2.59	$3.23	244,207
2018	2.67	2.59	473,513
2017	2.23	2.67	256,644
2016	1.98	2.23	265,598
2015	1.99	1.98	268,855
2014	1.79	1.99	242,423
2013	1.36	1.79	69,699
2012	1.22	1.36	53,872
American Funds Washington Mutual Investors Fund R4 Class – 06-448
Band 125
2019	$2.37	$2.94	14,263,712
2018	2.48	2.37	11,600,282
2017	2.09	2.48	13,373,211
2016	1.87	2.09	14,858,754
2015	1.89	1.87	8,685,941
2014	1.73	1.89	3,299,660
2013	1.32	1.73	2,622,234
2012	1.19	1.32	1,346,107
2011	1.13	1.19	656
2010	1.01	1.13	59
Band 0
2019	$2.66	$3.33	1,681,930
2018	2.74	2.66	2,051,325
2017	2.28	2.74	2,129,239
2016	2.01	2.28	2,391,129
2015	2.02	2.01	29,774
2014	1.81	2.02	991
American Funds Washington Mutual Investors Fund R6 Class – 06-CVF
Band 125
2019	$1.14	$1.42	11,602,002
2018	1.19	1.14	10,498,658
2017	1.00	1.19	2,720,799

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AMG Managers Cadence Mid Cap Fund Investor Class – 06-846
Band 125
2019	$1.69	$2.09	183
2018	1.91	1.69	181
2017	1.54	1.91	2,071
2016	1.45	1.54	6,989
2015	1.49	1.45	6,554
2014	1.35	1.49	8,142
2013	1.05	1.35	6,859
2012	0.98	1.05	5,248
2011	1.02	0.98	6,325
2010	0.82	1.02	13,719
Band 100
2019	$1.71	$2.12	215
2018	1.93	1.71	367
2017	1.55	1.93	342
2016	1.47	1.55	913
2015	1.50	1.47	4,915
2014	1.36	1.50	4,447
2013	1.05	1.36	9,510
2012	1.00	1.05	36,397
2011	1.03	1.00	34,736
2010	0.82	1.03	31,742
Band 0
2019	$1.82	$2.28	–
2018	2.03	1.82	–
2017	1.62	2.03	–
2016	1.51	1.62	–
2015	1.53	1.51	–
2014	1.37	1.53	–
2013	1.05	1.37	–
2012	1.05	1.05	11,581
2011	1.07	1.05	9,321
2010	0.85	1.07	6,742
AMG Managers Cadence Mid Cap Fund Service Class – 06-199
Band 125
2019	$1.76	$2.18	5,714
2018	1.98	1.76	7,226
2017	1.60	1.98	5,965
2016	1.51	1.60	209
AMG Renaissance Large Cap Growth Fund N Class – 06-FXW
Band 125
2019	$0.99	$1.32	38,068
2018	1.08	0.99	40,279
2017	1.00 (07/21/17)	1.08	42,389
Band 100
2019	$0.99	$1.33	2,977
2018	1.08	0.99	3,218
2017	1.00 (07/21/17)	1.08	2,639

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AQR Emerging Multi-Style Fund N Class – 06-AAA
Band 125
2019	$0.89	$1.00	403
2018	1.07	0.89	402
2017	0.79	1.07	2,193
AQR Large Cap Multi-Style Fund N Class – 06-CCC
Band 125
2019	$1.08	$1.33	24,783
2018	1.23	1.08	23,263
2017	1.01	1.23	80,591
2016	0.96	1.01	76,114
Ariel Appreciation Fund Investor Class – 06-335
Band 125
2019	$2.38	$2.93	50,811
2018	2.80	2.38	46,385
2017	2.47	2.80	247,702
2016	2.22	2.47	314,915
2015	2.39	2.22	721,982
2014	2.24	2.39	938,021
2013	1.55	2.24	701,891
2012	1.32	1.55	415,119
2011	1.44	1.32	449,147
2010	1.22	1.44	455,729
Band 0
2019	$2.93	$3.65	–
2018	3.40	2.93	–
2017	2.96	3.40	–
2016	2.63	2.96	–
2015	2.80	2.63	116,636
2014	2.59	2.80	89,122
2013	1.77	2.59	91,897
Ariel Fund Investor Class – 06-330
Band 125
2019	$2.40	$2.96	148,939
2018	2.82	2.40	145,601
2017	2.46	2.82	81,535
2016	2.16	2.46	361,073
2015	2.28	2.16	513,529
2014	2.08	2.28	517,051
2013	1.46	2.08	496,406
2012	1.22	1.46	679,774
2011	1.40	1.22	596,422
2010	1.12	1.40	620,110
Ariel International Fund Investor Class – 06-CKV
Band 125
2019	$1.02	$1.13	–
2018	1.14	1.02	139,525

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ave Maria Growth Fund – 06-082
Band 125
2019	$1.39	$1.88	95,467
2018	1.43	1.39	78,789
2017	1.14	1.43	26,409
2016	1.03	1.14	204,970
2015	1.07	1.03	177,733
2014	1.00 (06/26/14)	1.07	154,425
Ave Maria Rising Dividend Fund – 06-084
Band 125
2019	$1.17	$1.48	169,070
2018	1.25	1.17	142,598
2017	1.08	1.25	133,749
2016	0.95	1.08	403,049
2015	1.02	0.95	370,825
2014	1.00 (06/26/14)	1.02	329,544
Ave Maria Value Fund – 06-081
Band 125
2019	$0.97	$1.15	22,062
2018	1.08	0.97	19,169
2017	0.93	1.08	7,689
2016	0.80	0.93	216,476
2015	0.99	0.80	262,841
2014	1.00 (06/26/14)	0.99	123,096
Ave Maria World Equity Fund – 06-085
Band 125
2019	$1.01	$1.28	10,379
2018	1.13	1.01	12,600
2017	0.97	1.13	5,665
2016	0.90	0.97	66,458
2015	0.96	0.90	82,801
2014	1.00 (06/26/14)	0.96	71,978
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl – 06-529
Band 125
2019	$2.79	$3.69	82,015
2018	2.97	2.79	72,228
2017	2.62	2.97	8,067
2016	2.34	2.62	8,633
2015	2.46	2.34	50,272
2014	2.44	2.46	58,232
2013	1.70	2.44	461,199
2012	1.55	1.70	796,062
2011	1.56	1.55	746,434
2010	1.29	1.56	240,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Equity Dividend Fund Institutional Class – 06-587
Band 125
2019	$1.72	$2.17	405,883
2018	1.88	1.72	425,103
2017	1.63	1.88	578,046
2016	1.42	1.63	569,243
2015	1.44	1.42	678,493
2014	1.33	1.44	5,732,207
2013	1.08	1.33	3,328,948
2012	1.00 (05/24/12)	1.08	117,902
BlackRock Equity Dividend Fund K Class – 06-FRW
Band 125
2019	$1.01	$1.27	375,507
2018	1.10	1.01	449,173
BlackRock Global Allocation Fund Institutional Class – 06-528
Band 125
2019	$1.62	$1.88	794,761
2018	1.78	1.62	855,124
2017	1.58	1.78	1,123,830
2016	1.54	1.58	1,910,238
2015	1.57	1.54	1,761,910
2014	1.56	1.57	1,621,893
2013	1.37	1.56	953,938
2012	1.26	1.37	664,775
2011	1.32	1.26	506,406
2010	1.22	1.32	257,662
BlackRock Global Allocation Fund K Class – 06-FRX
Band 125
2019	$0.96	$1.11	1,267,488
2018	1.05	0.96	1,384,220
2017	1.00 (06/22/17)	1.05	1,151,758
BlackRock Global Allocation Fund R Class – 06-527
Band 125
2019	$1.53	$1.77	1,160,764
2018	1.68	1.53	1,364,251
2017	1.51	1.68	1,299,824
2016	1.48	1.51	1,856,892
2015	1.52	1.48	2,255,417
2014	1.51	1.52	2,655,626
2013	1.34	1.51	2,500,872
2012	1.24	1.34	2,098,214
2011	1.31	1.24	1,461,933
2010	1.21	1.31	593,215
Band 100
2019	$1.57	$1.81	83,943
2018	1.72	1.57	90,241
2017	1.54	1.72	111,417
2016	1.50	1.54	189,248
2015	1.54	1.50	148,480
2014	1.53	1.54	148,189

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.02	–
2018	1.88	1.73	–
2017	1.66	1.88	–
2016	1.61	1.66	–
2015	1.63	1.61	295,936
2014	1.60	1.63	277,118
2013	1.41	1.60	269,595
2012	1.28	1.41	251,336
2011	1.34	1.28	232,977
2010	1.22	1.34	227,684
BlackRock Global Dividend Portfolio K Class – 06-CVH
Band 125
2019	$1.06	$1.28	7,478
2018	1.20	1.06	5,670
BlackRock GNMA Portfolio Service Class – 06-588
Band 125
2019	$0.99	$1.04	1,034,455
2018	1.01	0.99	707,405
2017	1.01	1.01	1,230,763
2016	1.01	1.01	1,081,592
2015	1.01	1.01	917,632
2014	0.97	1.01	985,329
2013	1.01	0.97	163,914
BlackRock Health Sciences Opportunities Portfolio Institutional Class – 06-CGM
Band 125
2019	$1.27	$1.57	1,292,510
2018	1.18	1.27	389,046
2017	0.96	1.18	203,875
2016	1.03	0.96	70,549
BlackRock Health Sciences Opportunities Portfolio K Class – 06-CVJ
Band 125
2019	$1.34	$1.66	252,142
2018	1.25	1.34	102,207
2017	1.01	1.25	14,152
BlackRock Health Sciences Opportunities Portfolio R Class – 06-CGN
Band 125
2019	$1.24	$1.53	52,377
2018	1.17	1.24	14,958
2017	0.95	1.17	11,736
Band 100
2019	$1.25	$1.55	8,432
2018	1.18	1.25	8,789
2017	0.95	1.18	9,252
2016	1.03	0.95	9,628
BlackRock High Yield Bond Portfolio K Class – 06-33K
Band 125
2019	$0.97	$1.10	1,146,629
2018	1.00 (02/22/18)	0.97	218,121

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock High Yield Bond Portfolio R Class – 06-CHR
Band 125
2019	$1.10	$1.25	16,981
2018	1.16	1.10	14,718
2017	1.09	1.16	756
BlackRock High Yield Bond Portfolio Service Class – 06-CHP
Band 125
2019	$1.11	$1.27	74,621
2018	1.16	1.11	7,158
2017	1.09	1.16	463
2016	0.97	1.09	333
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class – 06-GHG
Band 125
2019	$1.01	$1.36	1,210,395
2018	1.00	1.01	246,954
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class – 06-GHH
Band 125
2019	$1.01	$1.36	1,301,154
2018	1.00	1.01	479,284
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class – 06-GHJ
Band 125
2019	$1.01	$1.35	92,012
2018	1.00	1.01	5,774
Band 0
2019	$1.02	$1.38	43,932
BlackRock Multi-Asset Income Fund A Class – 06-FRY
Band 125
2019	$0.98	$1.10	5,209,734
2018	1.03	0.98	10,531,632
BlackRock Multi-Asset Income Fund K Class – 06-FTF
Band 125
2019	$0.98	$1.11	225,127
BlackRock Strategic Income Opportunities Portfolio A Class – 06-FTG
Band 125
2019	$0.99	$1.06	4,794,376
2018	1.02	0.99	10,985,390
BlackRock Strategic Income Opportunities Portfolio K Class – 06-FTH
Band 125
2019	$1.00	$1.07	359,162
2018	1.02	1.00	81,572
BlackRock Total Return Fund A Class – 06-093
Band 125
2019	$0.99	$1.07	123,751
2018	1.02	0.99	1,139,251
2017	0.99	1.02	1,300,270
2016	0.97	0.99	1,243,760
2015	1.00 (01/15/15)	0.97	865,032

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Total Return Fund K Class – 06-CWC
Band 125
2019	$1.01	$1.10	3,134,766
2018	1.03	1.01	1,680,241
2017	1.00	1.03	591,820
BlackRock Total Return Fund R Class – 06-901
Band 125
2019	$0.98	$1.06	184,691
2018	1.01	0.98	192,995
2017	0.99	1.01	177,150
2016	0.97	0.99	116,944
BMO Aggressive Allocation Fund R6 Class – 06-FNH
Band 125
2019	$1.09	$1.34	1,209,273
2018	1.20	1.09	1,212,767
2017	0.99	1.20	1,167,245
BMO Balanced Allocation Fund R6 Class – 06-FNJ
Band 125
2019	$1.05	$1.23	2,047,256
2018	1.13	1.05	2,967,288
2017	1.00	1.13	198,938
BMO Conservative Allocation Fund R6 Class – 06-FNK
Band 125
2019	$1.01	$1.12	90,966
2018	1.06	1.01	85,859
2017	1.00	1.06	55,286
BMO Growth Allocation Fund R6 Class – 06-FNM
Band 125
2019	$1.07	$1.28	199,624
2018	1.17	1.07	192,116
BMO Large-Cap Growth Fund R6 Class – 06-33F
Band 125
2019	$0.95	$1.20	215,568
BMO Large-Cap Growth Fund Y Class – 06-33H
Band 125
2019	$0.94	$1.19	290,207
BMO Mid-Cap Growth Fund A Class – 06-FRG
Band 125
2019	$1.08	$1.36	218,034
2018	1.14	1.08	233,128
2017	1.00 (05/16/17)	1.14	250,470
Band 100
2019	$1.08	$1.37	18,271
2018	1.14	1.08	21,677
2017	1.00 (05/16/17)	1.14	21,714

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BMO Mid-Cap Value Fund A Class – 06-FRF
Band 125
2019	$0.93	$1.11	310,220
2018	1.12	0.93	448,125
2017	1.00 (05/16/17)	1.12	434,468
Band 100
2019	$0.94	$1.12	143,081
2018	1.12	0.94	148,948
2017	1.00 (05/16/17)	1.12	158,296
BMO Moderate Allocation Fund R6 Class – 06-FNN
Band 125
2019	$1.03	$1.17	992,090
2018	1.10	1.03	961,515
2017	1.00	1.10	724,724
BMO Small-Cap Growth Fund A Class – 06-FRH
Band 125
2019	$1.00	$1.22	495,958
2018	1.11	1.00	791,470
2017	1.00 (05/26/17)	1.11	978,692
Band 100
2019	$1.01	$1.23	296,604
2018	1.12	1.01	312,541
2017	1.00 (05/26/17)	1.12	352,352
Band 50
2019	$1.02	$1.25	51,370
2018	1.12	1.02	212,956
2017	1.00 (05/26/17)	1.12	224,026
BMO TCH Core Plus Bond Fund Y Class – 06-33J
Band 125
2019	$0.99	$1.07	198,896
Calvert Equity Portfolio A Class – 06-345
Band 125
2019	$2.68	$3.62	683,334
2018	2.59	2.68	656,805
2017	2.08	2.59	808,354
2016	2.06	2.08	918,300
2015	2.01	2.06	1,069,458
2014	1.84	2.01	1,575,819
2013	1.43	1.84	1,694,947
2012	1.25	1.43	1,664,504
2011	1.29	1.25	1,159,596
2010	1.12	1.29	567,229
Band 100
2019	$2.79	$3.77	21,858
2018	2.68	2.79	21,044
2017	2.15	2.68	21,193
2016	2.13	2.15	28,388
2015	2.07	2.13	31,165
2014	1.88	2.07	30,242
2013	1.46	1.88	261

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$3.01	$4.09	–
2018	2.88	3.01	–
2017	2.30	2.88	31,764
2016	2.26	2.30	33,251
2015	2.19	2.26	35,638
2014	1.98	2.19	37,779
2013	1.53	1.98	2,734
2012	1.33	1.53	2,307
2011	1.37	1.33	2,189
Band 0
2019	$3.30	$4.51	–
2018	3.14	3.30	–
2017	2.50	3.14	–
2016	2.44	2.50	–
2015	2.36	2.44	92,101
2014	2.12	2.36	136,469
2013	1.63	2.12	137,397
2012	1.41	1.63	227,016
Calvert Income Fund A Class – 06-340
Band 125
2019	$1.55	$1.76	314,634
2018	1.62	1.55	280,499
2017	1.54	1.62	294,678
2016	1.48	1.54	424,522
2015	1.52	1.48	482,272
2014	1.46	1.52	570,198
2013	1.49	1.46	687,500
2012	1.38	1.49	772,035
2011	1.36	1.38	7,341,185
2010	1.30	1.36	6,852,140
Calvert Small Cap Fund A Class – 06-516
Band 125
2019	$2.05	$2.55	100,607
2018	2.22	2.05	75,400
2017	1.99	2.22	68,959
2016	1.68	1.99	100,565
2015	1.72	1.68	114,292
2014	1.63	1.72	208,315
2013	1.17	1.63	158,931
2012	1.03	1.17	161,347
2011	1.09	1.03	162,228
2010	0.72	1.09	176,375
Calvert US Large Cap Core Responsible Index Fund R6 Class – 06-3FX
Band 125
2019	$0.89	$1.16	1,102

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Calvert VP SRI Mid Cap Growth Portfolio – 06-520
Band 125
2019	$4.24	$5.50	1,219,341
2018	4.49	4.24	1,345,014
2017	4.07	4.49	1,669,946
2016	3.85	4.07	2,010,639
2015	4.03	3.85	2,432,245
2014	3.77	4.03	2,160,445
2013	2.94	3.77	2,665,181
2012	2.55	2.94	2,170,571
2011	2.52	2.55	2,493,785
2010	1.94	2.52	2,427,176
Band 100
2019	$4.40	$5.73	25,523
2018	4.65	4.40	26,886
2017	4.21	4.65	42,532
2016	3.97	4.21	40,095
2015	4.14	3.97	78,341
2014	3.87	4.14	50,723
Band 0
2019	$5.70	$7.49	–
2018	5.97	5.70	3,392
2017	5.35	5.97	2,079
2016	4.98	5.35	3,038
Catholic Investor Core Bond Fund Institutional Class – 06-FRN
Band 125
2019	$0.98	$1.07	66,599
Catholic Investor Large Cap Growth Fund Institutional Class – 06-FRR
Band 125
2019	$1.04	$1.35	47,625
ClearBridge Aggressive Growth Fund FI Class – 06-711
Band 125
2019	$1.75	$2.15	–
2018	1.93	1.75	33,310
2017	1.71	1.93	171,382
2016	1.64	1.71	1,203,797
2015	1.73	1.64	4,455,089
2014	1.53	1.73	4,014,024
2013	1.07	1.53	2,288,855
ClearBridge Aggressive Growth Fund R Class – 06-716
Band 125
2019	$1.72	$2.11	4,922
2018	1.90	1.72	7,481
2017	1.69	1.90	29,065
2016	1.63	1.69	377,808
2015	1.73	1.63	551,378
2014	1.53	1.73	20,749

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.86	$2.31	–
2018	2.03	1.86	–
2017	1.78	2.03	–
2016	1.69	1.78	–
2015	1.77	1.69	154,610
2014	1.55	1.77	144,902
2013	1.08	1.55	112,875
ClearBridge Appreciation Fund FI Class – 06-712
Band 125
2019	$1.80	$2.30	421,981
2018	1.86	1.80	408,797
2017	1.58	1.86	417,784
2016	1.46	1.58	714,483
2015	1.46	1.46	343,412
2014	1.34	1.46	107,991
2013	1.05	1.34	105,737
ClearBridge Appreciation Fund IS Class – 06-3G6
Band 125
2019	$0.92	$1.18	5,550,362
ClearBridge Appreciation Fund R Class – 06-717
Band 125
2019	$1.76	$2.25	–
2018	1.83	1.76	–
2017	1.56	1.83	36,718
2016	1.45	1.56	29,956
2015	1.45	1.45	27,363
2014	1.33	1.45	4,524
2013	1.05	1.33	208,277
ClearBridge International Growth Fund IS Class – 06-3XJ
Band 125
2019	$1.00 (05/24/19)	$1.13	77,642
ClearBridge International Value Fund IS Class – 06-GJT
Band 125
2019	$0.79	$0.90	–
2018	1.03	0.79	350,983
ClearBridge Large Cap Growth Fund A Class – 06-GJV
Band 125
2019	$1.02	$1.32	15,577
2018	1.03	1.02	8,363
ClearBridge Large Cap Growth Fund IS Class – 06-GJW
Band 125
2019	$1.02	$1.33	903
ClearBridge Large Cap Growth Fund R Class – 06-GJX
Band 125
2019	$1.01	$1.31	539,748
Cohen & Steers Real Estate Securities Fund, Inc. Z Class – 06-3KT
Band 125
2019	$0.92	$1.20	80,745

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Acorn International Fund A Class – 06-693
Band 125
2019	$1.32	$1.69	12,125
2018	1.59	1.32	13,735
2017	1.22	1.59	11,235
2016	1.27	1.22	10,646
2015	1.31	1.27	27,208
2014	1.39	1.31	36,407
2013	1.15	1.39	11,386
2012	1.00 (05/24/12)	1.15	563
Columbia Acorn International Fund Advisor Class – 06-863
Band 125
2019	$1.10	$1.41	738
2018	1.32	1.10	2,998
2017	1.01	1.32	2,759
2016	1.05	1.01	981
2015	1.08	1.05	536
2014	1.14	1.08	71
2013	1.00 (03/14/13)	1.14	247
Columbia Acorn International Fund Institutional Class – 06-692
Band 125
2019	$1.34	$1.72	2,813
2018	1.62	1.34	2,645
2017	1.24	1.62	25,434
2016	1.28	1.24	34,931
2015	1.32	1.28	33,953
2014	1.39	1.32	34,415
2013	1.15	1.39	31,946
2012	1.00 (05/24/12)	1.15	10,679
Columbia Contrarian Core Fund A Class – 06-902
Band 125
2019	$1.22	$1.59	206,992
2018	1.36	1.22	200,453
2017	1.13	1.36	308,395
2016	1.06	1.13	217,808
2015	1.00 (01/15/15)	1.06	155,096
Band 0
2019	$1.28	$1.70	–
2018	1.41	1.28	166,657
2017	1.16	1.41	161,173
2016	1.07	1.16	168,206
Columbia Contrarian Core Fund Advisor Class – 06-095
Band 125
2019	$1.23	$1.61	40,079
2018	1.37	1.23	236,597
2017	1.14	1.37	358,092
2016	1.06	1.14	216,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Dividend Income Fund A Class – 06-903
Band 125
2019	$1.25	$1.58	164,344
2018	1.33	1.25	135,104
2017	1.12	1.33	154,166
2016	1.00	1.12	153,269
Columbia Dividend Income Fund Advisor Class – 06-096
Band 125
2019	$1.27	$1.60	747,845
2018	1.34	1.27	724,671
2017	1.12	1.34	602,442
2016	1.00	1.12	5,861,699
2015	1.01	1.00	4,949,853
Columbia Emerging Markets Bond Fund A Class – 06-438
Band 125
2019	$1.20	$1.33	59,361
2018	1.32	1.20	61,388
2017	1.19	1.32	65,082
2016	1.08	1.19	61,121
2015	1.11	1.08	31,428
2014	1.11	1.11	13,146
2013	1.21	1.11	48,556
2012	1.01	1.21	1,398
Band 100
2019	$1.22	$1.35	15,267
2018	1.34	1.22	16,196
2017	1.21	1.34	21,202
2016	1.09	1.21	89,941
2015	1.11	1.09	34,963
2014	1.11	1.11	48,148
2013	1.21	1.11	85
Columbia Emerging Markets Bond Fund Institutional 3 Class – 06-CWG
Band 125
2019	$1.02	$1.14	186,397
2018	1.12	1.02	161,570
2017	1.01	1.12	155,003
Columbia Mid Cap Index Fund A Class – 06-334
Band 125
2019	$1.89	$2.35	11,862,103
2018	2.17	1.89	14,675,150
2017	1.90	2.17	17,844,196
2016	1.60	1.90	15,537,033
2015	1.66	1.60	12,710,201
2014	1.54	1.66	11,442,699
2013	1.17	1.54	9,286,812
2012	1.01	1.17	6,729,162
2011	1.05	1.01	4,820,497
2010	0.84	1.05	3,023,079

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.17	$2.73	569,948
2018	2.46	2.17	583,640
2017	2.13	2.46	569,554
2016	1.77	2.13	828,081
2015	1.82	1.77	709,559
2014	1.66	1.82	617,446
2013	1.25	1.66	546,735
2012	1.07	1.25	424,448
2011	1.09	1.07	324,618
2010	0.86	1.09	389,883
Columbia Select Mid Cap Value Fund Advisor Class – 06-098
Band 125
2019	$1.06	$1.38	345,834
2018	1.24	1.06	308,648
2017	1.10	1.24	264,383
2016	0.98	1.10	106,508
2015	1.00 (01/15/15)	0.98	93,905
Columbia Overseas Value Fund A Class – 06-FTM
Band 125
2019	$0.93	$1.12	20,457
Band 0
2019	$0.95	$1.16	70,913
Columbia Overseas Value Fund Advisor Class – 06-FTN
Band 125
2019	$0.93	$1.13	20,093,277
2018	1.13	0.93	963,515
Columbia Overseas Value Fund Institutional 3 Class – 06-FTP
Band 125
2019	$0.94	$1.13	1,358,572
2018	1.13	0.94	29,600
Columbia Quality Income Fund Institutional 3 Class – 06-FTT
Band 125
2019	$1.01	$1.06	843,678
2018	1.00	1.01	58
Columbia Quality Income Fund A Class – 06-914
Band 125
2019	$1.02	$1.07	260,541
2018	1.02	1.02	286,795
2017	1.00	1.02	246,155
2016	0.99	1.00	325,530
Columbia Quality Income Fund Advisor Class – 06-947
Band 125
2019	$1.03	$1.09	184,623
2018	1.03	1.03	257,012
2017	1.01	1.03	203,302
2016	1.00	1.01	63,141

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Select Global Growth Fund A Class – 06-904
Band 125
2019	$1.05	$1.41	–
2018	1.24	1.05	–
2017	0.94	1.24	13,799
2016	1.02	0.94	45,706
2015	1.00 (01/15/15)	1.02	36,943
Columbia Select Global Growth Fund Advisor Class – 06-097
Band 125
2019	$1.06	$1.43	1,833
2018	1.25	1.06	5,540
2017	0.95	1.25	2,437
Columbia Select Large Cap Value Fund A Class – 06-912
Band 125
2019	$1.20	$1.50	17,273
2018	1.39	1.20	56,365
2017	1.17	1.39	–
2016	0.98	1.17	1,776
2015	1.00 (01/15/15)	0.98	220
Columbia Select Large Cap Value Fund Advisor Class – 06-099
Band 125
2019	$1.21	$1.52	120,716
2018	1.40	1.21	3,828,188
2017	1.17	1.40	12,436,691
Columbia Select Mid Cap Value Fund A Class – 06-911
Band 125
2019	$1.05	$1.36	75,520
Columbia Select Small Cap Value Fund A Class – 06-913
Band 125
2019	$1.05	$1.24	171,339
2018	1.23	1.05	257,884
2017	1.11	1.23	268,677
2016	1.00	1.11	466,272
2015	1.00 (01/15/15)	1.00	185,764
Band 100
2019	$1.06	$1.25	82,340
2018	1.24	1.06	137,858
2017	1.11	1.24	158,022
2016	1.00	1.11	137,532
Band 0
2019	$1.11	$1.31	–
2018	1.28	1.11	61,826
2017	1.14	1.28	83,659
2016	1.01	1.14	117,286
Columbia Select Small Cap Value Fund Advisor Class – 06-946
Band 125
2019	$1.06	$1.25	–
2018	1.24	1.06	–
2017	1.11	1.24	100,915

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Seligman Communications and Information Fund A Class – 06-441
Band 125
2019	$2.39	$3.63	204,670
2018	2.62	2.39	174,428
2017	1.98	2.62	281,943
2016	1.74	1.98	111,840
2015	1.61	1.74	136,268
2014	1.29	1.61	126,872
2013	1.06	1.29	112,419
2012	1.00	1.06	421,763
Band 100
2019	$2.43	$3.70	97,813
2018	2.66	2.43	104,041
2017	2.00	2.66	122,238
2016	1.76	2.00	97,249
2015	1.62	1.76	158,170
2014	1.30	1.62	48,717
Band 0
2019	$2.61	$4.02	12,122
2018	2.83	2.61	14,647
2017	2.11	2.83	14,758
2016	1.83	2.11	5,629
2015	1.68	1.83	4,451
2014	1.33	1.68	3,205
2013	1.08	1.33	8,311
2012	1.00	1.08	212,553
Columbia Seligman Communications and Information Fund Advisor Class – 06-869
Band 125
2019	$2.12	$3.24	508,959
2018	2.33	2.12	582,001
2017	1.75	2.33	517,150
2016	1.53	1.75	184,479
2015	1.42	1.53	186,160
2014	1.14	1.42	144,234
2013	1.00 (03/14/13)	1.14	131
Columbia Seligman Communications and Information Fund Institutional Cl – 06-443
Band 125
2019	$2.43	$3.70	21,850
2018	2.66	2.43	300,153
2017	2.01	2.66	244,305
2016	1.76	2.01	226,558
2015	1.62	1.76	904,884
2014	1.30	1.62	215,433
2013	1.07	1.30	114,196
2012	1.00	1.07	1,884,640
Columbia Seligman Communications and Information Fund Inst 3 Class – 06-FTR
Band 125
2019	$0.99	$1.51	374,046
2018	1.08	0.99	502,524
2017	1.00 (06/22/17)	1.08	318,058

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Small Cap Index Fund A Class – 06-336
Band 125
2019	$1.99	$2.41	7,069,602
2018	2.22	1.99	10,756,119
2017	1.99	2.22	11,727,681
2016	1.60	1.99	10,870,732
2015	1.66	1.60	8,141,867
2014	1.60	1.66	7,738,710
2013	1.15	1.60	8,074,633
2012	1.01	1.15	5,969,507
2011	1.01	1.01	4,340,079
2010	0.82	1.01	1,875,633
Band 0
2019	$2.29	$2.80	647,254
2018	2.52	2.29	575,418
2017	2.23	2.52	684,304
2016	1.77	2.23	1,325,286
2015	1.82	1.77	1,074,575
2014	1.73	1.82	1,021,320
2013	1.23	1.73	768,286
2012	1.06	1.23	681,804
2011	1.05	1.06	347,893
2010	0.84	1.05	421,324
CRM Mid Cap Value Investor Class – 06-551
Band 125
2019	$2.52	$3.10	76
2018	2.75	2.52	79
2017	2.33	2.75	78
2016	2.04	2.33	78
2015	2.12	2.04	77
2014	2.03	2.12	376,761
2013	1.54	2.03	379,868
2012	1.33	1.54	338,851
2011	1.45	1.33	316,585
2010	1.24	1.45	257,232
Crossmark Steward Large Cap Enhanced Index Fund A Class – 06-030
Band 125
2019	$1.33	$1.69	1
2018	1.45	1.33	9
2017	1.21	1.45	417
2016	1.11	1.21	25,262
2015	1.15	1.11	20,520
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class – 06-031
Band 125
2019	$1.20	$1.44	15,268
2018	1.39	1.20	15,346
2017	1.24	1.39	47,038
2016	1.02	1.24	26,411
2015	1.07	1.02	17,892
2014	1.03	1.07	86

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Crossmark Steward Global Equity Income Fund A Class – 06-029
Band 125
2019	$1.30	$1.60	168,342
2018	1.43	1.30	14
Delaware Emerging Markets Fund R6 Class – 06-3YK
Band 125
2019	$1.00 (06/27/19)	$1.14	4,960
Delaware Small Cap Core Fund R6 Class – 06-3GP
Band 125
2019	$0.79	$0.98	2,455
Delaware Small Cap Value Fund R6 Class – 06-3CN
Band 125
2019	$0.81	$1.02	76,026
DWS CROCI U.S. Fund A Class – 06-FNF
Band 125
2019	$1.07	$1.40	21,504
2018	1.22	1.07	14,518
2017	1.01	1.22	16,998
2016	1.00 (11/17/16)	1.01	62,819
Band 100
2019	$1.07	$1.41	4,567
2018	1.22	1.07	5,344
2017	1.01	1.22	8,135
2016	1.00 (11/17/16)	1.01	8,148
DWS Emerging Markets Equity Fund A Class – 06-3VN
Band 125
2019	$1.00 (02/21/19)	$1.09	3,790
DWS Enhanced Commodity Strategy Fund A Class – 06-916
Band 125
2019	$0.79	$0.79	50
2018	0.90	0.79	53
2017	0.90	0.90	52
2016	0.83	0.90	52
2015	1.00 (01/15/15)	0.83	3,957
DWS Enhanced Commodity Strategy Fund S Class – 06-608
Band 125
2019	$0.79	$0.80	4
2018	0.91	0.79	156,830
2017	0.91	0.91	189,558
2016	0.83	0.91	37,472
DWS GNMA Fund A Class – 06-FPY
Band 125
2019	$0.99	$1.04	8,945
2018	1.00	0.99	6,815
2017	1.00 (03/23/17)	1.00	8,216
Band 0
2019	$1.01	$1.08	11,071

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS GNMA Fund S Class – 06-FRC
Band 125
2019	$1.00	$1.05	91,942
2018	1.00	1.00	80,995
2017	1.00 (03/23/17)	1.00	407,071
Band 0
2019	$1.02	$1.09	521,529
2018	1.01	1.02	472,466
2017	1.00 (03/23/17)	1.01	435,376
DWS Mid Cap Value Fund A Class – 06-622
Band 125
2019	$2.43	$3.06	33,364
2018	2.97	2.43	37,298
2017	2.67	2.97	22,978
2016	2.43	2.67	23,736
2015	2.41	2.43	15,248
2014	2.24	2.41	39,685
2013	1.64	2.24	23,354
2012	1.42	1.64	22,226
2011	1.53	1.42	2,715
2010	1.30	1.53	2,598
Band 100
2019	$2.49	$3.15	28,149
2018	3.04	2.49	31,032
2017	2.72	3.04	28,060
2016	2.47	2.72	35,048
2015	2.45	2.47	42,331
2014	2.27	2.45	35,935
2013	1.66	2.27	1,946
DWS Mid Cap Value Fund S Class – 06-632
Band 125
2019	$2.49	$3.15	31,366
2018	3.04	2.49	84,761
2017	2.72	3.04	71,288
2016	2.47	2.72	20,477
2015	2.45	2.47	14,134
2014	2.27	2.45	11,670
2013	1.66	2.27	1,594
2012	1.43	1.66	89
2011	1.54	1.43	45
DWS RREEF Real Assets Fund A Class – 06-621
Band 125
2019	$1.37	$1.64	83,122
2018	1.47	1.37	23,953
2017	1.30	1.47	3,484
2016	1.26	1.30	135,784
2015	1.41	1.26	114,255
2014	1.39	1.41	136,931
2013	1.40	1.39	92,885
2012	1.29	1.40	44,806
2011	1.36	1.29	4,594
2010	1.22	1.36	1,856

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.55	$1.88	54,904
2018	1.64	1.55	51,862
2017	1.43	1.64	50,328
2016	1.37	1.43	47,942
2015	1.52	1.37	45,471
2014	1.47	1.52	49,299
2013	1.46	1.47	45,808
2012	1.34	1.46	41,254
2011	1.39	1.34	11,080
2010	1.23	1.39	20,809
DWS RREEF Real Assets Fund S Class – 06-631
Band 125
2019	$1.40	$1.68	7,798
2018	1.49	1.40	13,492
2017	1.31	1.49	41,726
2016	1.28	1.31	44,421
2015	1.43	1.28	46,263
2014	1.40	1.43	16,116
DWS RREEF Real Estate Securities Fund A Class – 06-613
Band 125
2019	$1.57	$2.00	282,826
2018	1.64	1.57	337,425
2017	1.57	1.64	426,983
2016	1.49	1.57	356,220
2015	1.47	1.49	709,360
2014	1.13	1.47	735,250
2013	1.15	1.13	547,199
2012	1.00	1.15	457,543
2011	1.00 (06/23/11)	1.00	9,538
Band 0
2019	$1.72	$2.22	16,589
2018	1.78	1.72	52,644
2017	1.68	1.78	62,910
2016	1.57	1.68	86,268
2015	1.54	1.57	75,031
2014	1.17	1.54	110,709
2013	1.17	1.17	96,180
2012	1.00	1.17	238,363
2011	1.00 (06/23/11)	1.00	200,962
DWS RREEF Real Estate Securities Fund R6 Class – 06-CWH
Band 125
2019	$1.02	$1.30	2,176,630
2018	1.06	1.02	1,960,494
2017	1.01	1.06	339,595

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS RREEF Real Estate Securities Fund S Class – 06-617
Band 125
2019	$1.60	$2.04	3,200,603
2018	1.67	1.60	2,391,346
2017	1.59	1.67	3,054,294
2016	1.50	1.59	2,966,522
2015	1.48	1.50	2,846,030
2014	1.14	1.48	3,054,657
2013	1.16	1.14	1,535,405
2012	1.00	1.16	595,390
2011	1.00 (06/23/11)	1.00	309,548
DWS Small Cap Core Fund A Class – 06-GGK
Band 125
2019	$0.88	$1.05	148,126
2018	1.04	0.88	94,060
2017	1.00 (10/30/17)	1.04	79,737
DWS Small Cap Core Fund S Class – 06-GGM
Band 125
2019	$0.88	$1.06	59,759
2018	1.04	0.88	86,453
2017	1.00 (10/30/17)	1.04	43,522
DFA Commodity Strategy Portfolio Institutional Class – 06-GKJ
Band 125
2019	$0.92	$0.98	363,133
2018	1.05	0.92	325,796
DFA Emerging Markets Core Equity Portfolio Institutional Class – 06-3F9
Band 125
2019	$0.91	$1.04	303,419
2018	1.00 (06/21/18)	0.91	344,282
DFA Emerging Markets Portfolio Institutional Class – 06-CWJ
Band 125
2019	$1.12	$1.28	1,148,659
2018	1.31	1.12	984,497
2017	0.97	1.31	84,541
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl – 06-3CV
Band 125
2019	$0.91	$1.04	3,203
2018	1.00 (06/21/18)	0.91	353
DFA Emerging Markets Value R2 Class – 06-988
Band 125
2019	$0.89	$0.96	59,456
2018	1.02	0.89	77,522
2017	0.77	1.02	96,452
2016	0.66	0.77	48,324
2015	0.82	0.66	46,614
2014	0.87	0.82	68,093
2013	0.92	0.87	5,426,348
2012	0.78	0.92	576,446
2011	1.00 (06/23/11)	0.78	283,839

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Five-Year Global Fixed Income Portfolio Institutional Class – 06-3C4
Band 125
2019	$1.02	$1.04	4,336
2018	1.00 (05/17/18)	1.02	2,943
DFA Global Allocation 25/75 Portfolio R2 Class – 06-989
Band 125
2019	$1.12	$1.21	–
2018	1.16	1.12	–
2017	1.10	1.16	–
2016	1.07	1.10	–
2015	1.09	1.07	–
2014	1.08	1.09	–
2013	1.04	1.08	1,831,664
2012	0.98	1.04	1,858,825
DFA Global Allocation 60/40 Portfolio Institutional Class – 06-CWM
Band 125
2019	$1.03	$1.21	1,201
2018	1.12	1.03	324
2017	0.99	1.12	22
DFA Global Allocation 60/40 Portfolio R2 Class – 06-991
Band 125
2019	$1.33	$1.54	64,252
2018	1.44	1.33	47,429
2017	1.28	1.44	34,761
2016	1.19	1.28	83,626
2015	1.23	1.19	98,500
2014	1.20	1.23	58,313
2013	1.05	1.20	10,142,362
2012	0.95	1.05	9,642,950
DFA Global Equity Portfolio Institutional Class – 06-CWN
Band 125
2019	$1.04	$1.30	3,542,594
2018	1.19	1.04	3,750,163
2017	0.99	1.19	1,862,945
DFA Global Equity Portfolio R2 Class – 06-992
Band 125
2019	$1.54	$1.92	2,273,422
2018	1.77	1.54	2,327,497
2017	1.47	1.77	3,615,403
2016	1.32	1.47	4,170,697
2015	1.38	1.32	3,922,842
2014	1.34	1.38	985,900
2013	1.05	1.34	1,693,548
2012	0.90	1.05	1,561,258
2011	1.00 (06/23/11)	0.90	2,742
Band 0
2019	$1.69	$2.14	657,042
2018	1.92	1.69	627,766
2017	1.57	1.92	548,750
2016	1.40	1.57	503,319

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Global Real Estate Securities Portfolio – 06-3CW
Band 125
2019	$0.96	$1.20	373,671
2018	1.00 (06/21/18)	0.96	364,189
DFA Inflation-Protected Securities Portfolio Institutional Class – 06-GKK
Band 125
2019	$0.98	$1.05	195,873
2018	1.00	0.98	129,772
DFA International Core Equity Portfolio Institutional Class – 06-CWP
Band 125
2019	$1.03	$1.23	4,039,403
2018	1.26	1.03	1,114,125
2017	0.99	1.26	353,703
DFA International Small Company Portfolio Institutional Class – 06-CWR
Band 125
2019	$1.02	$1.26	11,294
2018	1.29	1.02	10,602
DFA International Sustainability Core 1 Portfolio – 06-3C7
Band 125
2019	$0.83	$1.01	223,833
2018	1.00 (05/17/18)	0.83	37,026
DFA International Value R2 Class – 06-993
Band 125
2019	$1.04	$1.19	54,067
2018	1.28	1.04	91,601
2017	1.03	1.28	254
2016	0.97	1.03	–
2015	1.05	0.97	–
2014	1.14	1.05	–
2013	0.94	1.14	579,713
2012	0.82	0.94	504,704
2011	1.00 (06/23/11)	0.82	2,156
DFA Investment Grade Portfolio Institutional Class – 06-CWT
Band 125
2019	$1.00	$1.09	1,167,941
2018	1.02	1.00	1,100,228
2017	1.00	1.02	479,872
DFA Real Estate Securities Portfolio Institutional Class – 06-CWV
Band 125
2019	$1.01	$1.28	2,709,352
2018	1.05	1.01	1,175,074
2017	1.01	1.05	109,407
Band 75
2019	$1.02	$1.30	46,466
2018	1.06	1.02	45,650

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA U.S. Large Cap Growth Portfolio Institutional Class – 06-CWW
Band 125
2019	$1.19	$1.55	1,580,063
2018	1.23	1.19	1,364,004
2017	0.99	1.23	1,452,974
DFA U.S. Large Cap Value Portfolio Institutional Class – 06-3C3
Band 125
2019	$0.87	$1.08	279,162
2018	1.00 (05/17/18)	0.87	217
DFA U.S. Large Company Portfolio – 06-CWX
Band 125
2019	$1.13	$1.47	1,242,063
2018	1.20	1.13	1,452,580
2017	1.00	1.20	546,244
DFA U.S. Small Cap Growth Portfolio Institutional Class – 06-CWY
Band 125
2019	$0.97	$1.21	21,550
2018	1.12	0.97	23,247
2017	0.98	1.12	8,696
Band 75
2019	$0.98	$1.23	200,235
2018	1.13	0.98	275,969
DFA U.S. Small Cap Portfolio Institutional Class – 06-GFK
Band 125
2019	$0.92	$1.10	1,118,882
2018	1.07	0.92	438,834
2017	1.00 (07/21/17)	1.07	404,997
DFA U.S. Sustainability Core 1 Portfolio – 06-3C6
Band 125
2019	$0.89	$1.17	34,286
2018	1.00 (05/17/18)	0.89	22,900
DFA U.S. Targeted Value Portfolio Institutional Class – 06-CXC
Band 125
2019	$0.88	$1.05	8,509,036
2018	1.05	0.88	6,858,979
2017	0.97	1.05	1,845,897
DFA U.S. Targeted Value Portfolio R2 Class – 06-994
Band 125
2019	$1.59	$1.90	2,521,437
2018	1.92	1.59	2,965,915
2017	1.78	1.92	5,214,876
2016	1.42	1.78	4,848,747
2015	1.53	1.42	4,864,256
2014	1.51	1.53	3,912,244
2013	1.07	1.51	1,229,072
2012	0.91	1.07	275,002
2011	1.00 (06/23/11)	0.91	30,387

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.75	$2.12	387,647
2018	2.08	1.75	537,634
2017	1.90	2.08	542,763
2016	1.50	1.90	563,041
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl – 06-CXF
Band 125
2019	$1.05	$1.12	1,684,848
2018	1.03	1.05	1,389,991
2017	1.01	1.03	970,640
BNY Mellon Natural Resources Fund I Class – 06-CCY (formerly Dreyfus Natural Resources Fund – I Class)
Band 125
2019	$0.86	$0.99	242,163
2018	1.06	0.86	389,519
2017	0.94	1.06	314,237
2016	0.74	0.94	514,958
2015	1.00 (05/21/15)	0.74	78,557
Federated High Yield Trust Institutional Class – 06-788
Band 125
2019	$1.10	$1.26	784,052
2018	1.17	1.10	1,777,666
2017	1.10	1.17	1,845,407
2016	0.97	1.10	2,738,963
2015	1.01	0.97	694,053
Federated High Yield Trust R6 Class – 06-GKM
Band 125
2019	$0.95	$1.08	119,939
2018	1.01	0.95	37,492
Federated High Yield Trust Service Class – 06-918
Band 125
2019	$1.09	$1.24	121,782
2018	1.16	1.09	90,031
2017	1.09	1.16	142,154
2016	0.96	1.09	385,267
2015	1.01	0.96	77,831
Federated International Leaders Fund A Class – 06-065
Band 125
2019	$0.85	$1.06	196,316
2018	1.09	0.85	510,665
2017	0.86	1.09	612,160
2016	0.90	0.86	732,662
2015	0.93	0.90	640,265
2014	1.00 (06/26/14)	0.93	566,284
Band 0
2019	$0.90	$1.14	–
2018	1.14	0.90	–
2017	0.89	1.14	–
2016	0.91	0.89	929,173

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated International Leaders Fund Institutional Class – 06-049
Band 125
2019	$0.86	$1.08	782,805
2018	1.10	0.86	716,473
2017	0.87	1.10	785,414
2016	0.90	0.87	467,832
2015	0.93	0.90	269,215
Federated Kaufmann Large Cap Fund A Class – 06-066
Band 125
2019	$1.33	$1.81	101,134
2018	1.35	1.33	114,958
2017	1.11	1.35	313,905
2016	1.07	1.11	282,981
2015	1.06	1.07	176,299
Federated Kaufmann Large Cap Fund Institutional Class – 06-050
Band 125
2019	$1.34	$1.83	535,503
2018	1.36	1.34	444,177
2017	1.11	1.36	412,591
2016	1.08	1.11	317,170
2015	1.06	1.08	408,084
Federated Kaufmann Large Cap Fund R6 Class – 06-CXG
Band 125
2019	$1.20	$1.64	133,914
2018	1.21	1.20	115,283
Federated MDT All Cap Core Fund A Class – 06-067
Band 125
2019	$1.24	$1.55	32,579
2018	1.29	1.24	967
2017	1.09	1.29	157,224
2016	0.98	1.09	141,831
2015	1.04	0.98	6,712
Federated MDT All Cap Core Fund Institutional Class – 06-051
Band 125
2019	$1.26	$1.58	57,233
2018	1.31	1.26	53,740
2017	1.09	1.31	38,786
2016	0.99	1.09	675
2015	1.04	0.99	75
Federated MDT Small Cap Core A Class – 06-4FR
Band 125
2019	$1.00 (11/06/19)	$1.04	197,987
Federated MDT Small Cap Core Institutional Class – 06-4FT
Band 125
2019	$1.00 (11/06/19)	$1.04	307,785
Federated MDT Small Cap Growth Fund A Class – 06-FTW
Band 125
2019	$1.04	$1.24	85,982
2018	1.12	1.04	72,568

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated MDT Small Cap Growth Fund Institutional Class – 06-FTV
Band 125
2019	$1.04	$1.25	336,017
2018	1.12	1.04	68,163
Federated MDT Small Cap Growth Fund R6 Class – 06-FTX
Band 125
2019	$1.04	$1.25	94,499
2018	1.12	1.04	150,574
Fidelity 500 Index Fund – 06-3HR
Band 125
2019	$0.88	$1.14	18,463,066
2018	1.00 (08/23/18)	0.88	2,531
Fidelity Advisor Balanced Fund I Class – 06-FTY
Band 125
2019	$1.00	$1.23	165,797
2018	1.06	1.00	146,451
Fidelity Advisor Balanced Fund M Class – 06-FVC
Band 125
2019	$1.00	$1.21	56,728
2018	1.06	1.00	56,147
Fidelity Advisor Balanced Fund Z Class – 06-FVF
Band 125
2019	$1.01	$1.23	463,755
2018	1.06	1.01	515,758
Fidelity Advisor Diversified International Fund M Class – 06-280
Band 125
2019	$2.20	$2.81	846
2018	2.65	2.20	2,142
2017	2.12	2.65	2,258
2016	2.22	2.12	16,330
2015	2.17	2.22	17,773
2014	2.28	2.17	60,802
2013	1.84	2.28	64,801
2012	1.55	1.84	66,547
2011	1.82	1.55	66,949
2010	1.69	1.82	82,682
Fidelity Advisor Diversified International Fund Z Class – 06-FVG
Band 125
2019	$0.90	$1.16	14,396
2018	1.08	0.90	28,544
Fidelity Advisor Diversified Stock Fund Institutional Class – 06-028
Band 125
2019	$1.34	$1.70	15,553
2018	1.44	1.34	14,136
2017	1.22	1.44	171,986
2016	1.06	1.22	302,672
2015	1.13	1.06	579,537
2014	1.03	1.13	442,967

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Diversified Stock Fund M Class – 06-045
Band 125
2019	$1.30	$1.64	–
2018	1.40	1.30	–
2017	1.20	1.40	67,916
2016	1.05	1.20	280,252
2015	1.13	1.05	368,164
2014	1.03	1.13	434,402
Fidelity Advisor Dividend Growth Fund M Class – 06-255
Band 125
2019	$2.34	$2.95	194,374
2018	2.55	2.34	185,408
2017	2.17	2.55	281,488
2016	2.04	2.17	423,020
2015	2.10	2.04	440,446
2014	1.91	2.10	424,814
2013	1.48	1.91	574,454
2012	1.26	1.48	513,362
2011	1.41	1.26	442,190
2010	1.18	1.41	335,381
Band 100
2019	$2.43	$3.07	51,462
2018	2.65	2.43	51,040
2017	2.24	2.65	162,795
2016	2.11	2.24	177,522
2015	2.15	2.11	185,661
2014	1.96	2.15	202,449
2013	1.51	1.96	2,465
2012	1.29	1.51	2,162
2011	1.43	1.29	1,792
2010	0.79	1.43	8,747
Fidelity Advisor Energy Fund M Class – 06-34X
Band 125
2019	$0.80	$0.86	56,150
Fidelity Advisor Equity Growth Fund M Class – 06-120
Band 125
2019	$0.26	$0.34	1,969,146
2018	0.26	0.26	1,904,607
2017	0.20	0.26	2,089,080
2016	0.20	0.20	3,122,780
2015	0.19	0.20	3,972,680
2014	0.17	0.19	3,972,680
2013	0.13	0.17	3,809,070
2012	0.12	0.13	4,676,640
2011	0.12	0.12	5,128,690
2010	0.10	0.12	5,239,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$0.27	$0.35	179,885
2018	0.27	0.27	236,736
2017	0.20	0.27	376,640
2016	0.21	0.20	174,890
2015	0.20	0.21	156,930
2014	0.18	0.20	290,010
Band 50
2019	$0.29	$0.38	4,544,727
2018	0.29	0.29	4,906,615
2017	0.22	0.29	5,505,320
2016	0.22	0.22	5,759,810
2015	0.21	0.22	5,727,670
2014	0.19	0.21	5,223,990
2013	0.14	0.19	650,285
2012	0.12	0.14	5,741,890
2011	0.12	0.12	6,719,680
2010	0.10	0.12	6,723,120
Fidelity Advisor Equity Income Fund M Class – 06-260
Band 125
2019	$2.28	$2.86	111,238
2018	2.59	2.28	115,258
2017	2.34	2.59	119,894
2016	2.02	2.34	130,318
2015	2.14	2.02	307,098
2014	2.01	2.14	319,183
2013	1.60	2.01	335,706
2012	1.39	1.60	359,567
2011	1.40	1.39	400,737
2010	1.25	1.40	491,198
Band 100
2019	$2.37	$2.98	3,532
2018	2.68	2.37	3,816
2017	2.42	2.68	10,173
2016	2.08	2.42	5,865
2015	2.20	2.08	8,111
Band 50
2019	$2.56	$3.23	86,983
2018	2.88	2.56	124,740
2017	2.58	2.88	127,099
2016	2.21	2.58	127,274
2015	2.33	2.21	131,688
2014	2.17	2.33	186,504
2013	1.71	2.17	209,346
2012	1.48	1.71	231,045
2011	1.48	1.48	344,040
2010	1.31	1.48	329,502

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.80	$3.55	–
2018	3.13	2.80	–
2017	2.79	3.13	–
2016	2.38	2.79	–
2015	2.50	2.38	–
2014	2.31	2.50	–
2013	1.81	2.31	–
2012	1.56	1.81	–
2011	1.55	1.56	33,784
2010	1.37	1.55	28,514
Fidelity Advisor Freedom 2010 Fund I Class – 06-CCH
Band 125
2019	$1.06	$1.20	43,554
2018	1.11	1.06	49,261
2017	1.00	1.11	55,236
2016	0.95	1.00	86,712
2015	1.00 (05/21/15)	0.95	101,387
Fidelity Advisor Freedom 2010 Fund M Class – 06-195
Band 125
2019	$1.49	$1.68	404,685
2018	1.56	1.49	443,227
2017	1.42	1.56	452,429
2016	1.36	1.42	598,184
2015	1.39	1.36	1,240,865
2014	1.35	1.39	1,658,457
2013	1.24	1.35	3,011,856
2012	1.15	1.24	5,413,226
2011	1.17	1.15	6,003,149
2010	1.06	1.17	6,149,228
Band 100
2019	$1.54	$1.74	280,124
2018	1.62	1.54	274,124
2017	1.46	1.62	317,288
2016	1.39	1.46	342,686
2015	1.42	1.39	366,846
2014	1.38	1.42	404,225
2013	1.27	1.38	481,849
2012	1.17	1.27	528,369
2011	1.18	1.17	539,122
2010	1.07	1.18	564,987
Band 0
2019	$1.77	$2.02	–
2018	1.84	1.77	–
2017	1.65	1.84	–
2016	1.55	1.65	70,437
2015	1.57	1.55	293,175
2014	1.51	1.57	274,524
2013	1.37	1.51	239,195
2012	1.25	1.37	563,501
2011	1.26	1.25	874,492
2010	1.12	1.26	965,926

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2015 Fund I Class – 06-CCJ
Band 125
2019	$1.06	$1.23	238,789
2018	1.12	1.06	340,423
2017	1.00	1.12	308,491
2016	0.94	1.00	208,658
2015	1.00 (05/21/15)	0.94	349,845
Fidelity Advisor Freedom 2015 Fund M Class – 06-101
Band 125
2019	$1.53	$1.76	781,239
2018	1.63	1.53	816,441
2017	1.45	1.63	925,275
2016	1.38	1.45	1,268,081
2015	1.42	1.38	2,628,162
2014	1.37	1.42	4,322,131
2013	1.25	1.37	7,464,193
2012	1.15	1.25	12,403,755
2011	1.18	1.15	14,122,945
2010	1.06	1.18	13,833,358
Band 100
2019	$1.59	$1.83	117,555
2018	1.68	1.59	130,071
2017	1.50	1.68	137,851
2016	1.42	1.50	165,083
2015	1.45	1.42	254,208
2014	1.40	1.45	320,164
2013	1.28	1.40	–
2012	1.17	1.28	–
2011	1.19	1.17	–
2010	1.07	1.19	22,097
Band 50
2019	$1.70	$1.97	24,430
2018	1.79	1.70	24,433
2017	1.59	1.79	39,771
2016	1.50	1.59	51,727
2015	1.52	1.50	68,724
2014	1.47	1.52	47,271
2013	1.33	1.47	88,979
2012	1.21	1.33	58,168
2011	1.23	1.21	28,895
2010	1.10	1.23	6,118
Band 0
2019	$1.82	$2.12	–
2018	1.91	1.82	–
2017	1.68	1.91	–
2016	1.58	1.68	310,233
2015	1.60	1.58	310,502
2014	1.53	1.60	672,457
2013	1.38	1.53	695,969
2012	1.25	1.38	925,665
2011	1.26	1.25	715,419
2010	1.13	1.26	577,339

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2020 Fund I Class – 06-CCK
Band 125
2019	$1.07	$1.25	657,719
2018	1.13	1.07	1,119,483
2017	1.00	1.13	1,169,564
2016	0.94	1.00	743,029
2015	1.00 (05/21/15)	0.94	886,103
Fidelity Advisor Freedom 2020 Fund M Class – 06-102
Band 125
2019	$1.53	$1.79	2,471,057
2018	1.64	1.53	2,699,537
2017	1.45	1.64	2,749,184
2016	1.37	1.45	3,985,887
2015	1.41	1.37	5,968,101
2014	1.36	1.41	7,198,634
2013	1.23	1.36	10,028,587
2012	1.12	1.23	14,036,695
2011	1.15	1.12	14,968,176
2010	1.03	1.15	14,644,737
Band 100
2019	$1.59	$1.85	1,299,717
2018	1.69	1.59	1,312,613
2017	1.49	1.69	1,579,627
2016	1.41	1.49	1,625,764
2015	1.44	1.41	1,421,674
2014	1.39	1.44	1,417,709
2013	1.25	1.39	916,314
2012	1.14	1.25	1,022,868
2011	1.17	1.14	939,111
2010	1.04	1.17	968,898
Band 50
2019	$1.70	$2.00	258,609
2018	1.80	1.70	385,007
2017	1.58	1.80	385,878
2016	1.49	1.58	350,892
2015	1.51	1.49	586,307
2014	1.45	1.51	570,079
2013	1.30	1.45	242,855
2012	1.18	1.30	218,638
2011	1.20	1.18	179,774
2010	1.07	1.20	150,356
Band 0
2019	$1.82	$2.15	–
2018	1.92	1.82	–
2017	1.68	1.92	–
2016	1.57	1.68	121,801
2015	1.59	1.57	280,752
2014	1.52	1.59	428,595
2013	1.35	1.52	526,361
2012	1.22	1.35	1,235,158
2011	1.24	1.22	2,838,097
2010	1.09	1.24	2,584,253

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2025 Fund I Class – 06-CCM
Band 125
2019	$1.07	$1.27	1,404,673
2018	1.14	1.07	1,491,274
2017	0.99	1.14	1,310,561
2016	0.94	0.99	661,921
2015	1.00 (05/21/15)	0.94	701,247
Fidelity Advisor Freedom 2025 Fund M Class – 06-103
Band 125
2019	$1.59	$1.88	1,672,612
2018	1.71	1.59	1,700,222
2017	1.50	1.71	1,887,285
2016	1.42	1.50	2,161,344
2015	1.45	1.42	3,686,971
2014	1.40	1.45	4,654,005
2013	1.23	1.40	7,225,631
2012	1.11	1.23	10,735,273
2011	1.15	1.11	11,460,614
2010	1.02	1.15	11,007,201
Band 100
2019	$1.65	$1.95	141,198
2018	1.77	1.65	171,830
2017	1.54	1.77	236,121
2016	1.46	1.54	259,071
2015	1.49	1.46	384,174
2014	1.43	1.49	530,717
2013	1.25	1.43	–
2012	1.13	1.25	–
2011	1.17	1.13	–
2010	1.03	1.17	44,190
Band 50
2019	$1.77	$2.10	115,783
2018	1.89	1.77	155,590
2017	1.64	1.89	166,958
2016	1.54	1.64	167,866
2015	1.56	1.54	208,772
2014	1.50	1.56	170,792
2013	1.30	1.50	98,479
2012	1.17	1.30	100,715
2011	1.21	1.17	4,234
Band 0
2019	$1.89	$2.27	–
2018	2.01	1.89	–
2017	1.74	2.01	–
2016	1.62	1.74	943,281
2015	1.64	1.62	1,106,386
2014	1.57	1.64	1,023,276
2013	1.36	1.57	946,328
2012	1.21	1.36	1,360,533
2011	1.24	1.21	1,514,004
2010	1.09	1.24	1,020,401

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2030 Fund I Class – 06-CCN
Band 125
2019	$1.08	$1.31	1,736,969
2018	1.17	1.08	2,043,701
2017	0.99	1.17	1,924,274
2016	0.93	0.99	1,192,207
2015	1.00 (05/21/15)	0.93	955,173
Fidelity Advisor Freedom 2030 Fund M Class – 06-106
Band 125
2019	$1.59	$1.92	3,206,768
2018	1.73	1.59	3,493,878
2017	1.48	1.73	3,130,161
2016	1.39	1.48	3,845,147
2015	1.43	1.39	5,365,301
2014	1.38	1.43	6,665,118
2013	1.19	1.38	8,880,891
2012	1.07	1.19	11,953,765
2011	1.12	1.07	12,479,745
2010	0.99	1.12	11,727,878
Band 100
2019	$1.65	$2.00	818,127
2018	1.79	1.65	821,251
2017	1.52	1.79	968,926
2016	1.43	1.52	980,003
2015	1.46	1.43	977,226
2014	1.41	1.46	821,240
2013	1.22	1.41	702,787
2012	1.09	1.22	663,955
2011	1.14	1.09	607,081
2010	1.00	1.14	651,049
Band 50
2019	$1.77	$2.15	136,176
2018	1.91	1.77	81,437
2017	1.62	1.91	88,446
2016	1.51	1.62	101,705
2015	1.54	1.51	113,929
2014	1.47	1.54	91,837
2013	1.27	1.47	89,553
2012	1.13	1.27	25,956
2011	1.17	1.13	13,262
2010	1.03	1.17	2,144
Band 0
2019	$1.89	$2.32	–
2018	2.04	1.89	–
2017	1.72	2.04	–
2016	1.60	1.72	533,022
2015	1.62	1.60	985,252
2014	1.54	1.62	1,089,068
2013	1.32	1.54	949,696
2012	1.17	1.32	1,386,131
2011	1.21	1.17	2,180,406
2010	1.05	1.21	2,041,411

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2035 Fund I Class – 06-CCP
Band 125
2019	$1.08	$1.34	942,223
2018	1.19	1.08	1,025,134
2017	0.99	1.19	990,386
2016	0.92	0.99	646,280
2015	1.00 (05/21/15)	0.92	621,600
Fidelity Advisor Freedom 2035 Fund M Class – 06-107
Band 125
2019	$1.63	$2.01	1,883,246
2018	1.80	1.63	1,787,884
2017	1.51	1.80	1,692,400
2016	1.42	1.51	1,678,669
2015	1.45	1.42	2,729,255
2014	1.40	1.45	3,337,021
2013	1.19	1.40	5,443,162
2012	1.06	1.19	7,259,926
2011	1.12	1.06	7,923,041
2010	0.99	1.12	7,328,957
Band 100
2019	$1.69	$2.09	122,408
2018	1.86	1.69	142,278
2017	1.55	1.86	282,239
2016	1.46	1.55	311,965
2015	1.49	1.46	410,556
2014	1.43	1.49	435,251
2013	1.21	1.43	–
2012	1.07	1.21	–
2011	1.14	1.07	–
2010	1.00	1.14	34,521
Band 50
2019	$1.81	$2.25	40,158
2018	1.98	1.81	41,173
2017	1.65	1.98	42,442
2016	1.54	1.65	42,564
2015	1.56	1.54	32,196
2014	1.50	1.56	25,419
2013	1.26	1.50	18,604
2012	1.11	1.26	11,862
2011	1.17	1.11	5,519
2010	1.02	1.17	1,059
Band 0
2019	$1.94	$2.42	–
2018	2.11	1.94	–
2017	1.75	2.11	–
2016	1.62	1.75	184,634
2015	1.64	1.62	428,614
2014	1.56	1.64	709,589
2013	1.31	1.56	689,886
2012	1.15	1.31	1,583,681
2011	1.21	1.15	1,574,114
2010	1.05	1.21	1,423,094

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2040 Fund I Class – 06-CCR
Band 125
2019	$1.08	$1.35	968,717
2018	1.19	1.08	1,086,017
2017	0.99	1.19	978,772
2016	0.92	0.99	933,353
2015	1.00 (05/21/15)	0.92	683,903
Fidelity Advisor Freedom 2040 Fund M Class – 06-108
Band 125
2019	$1.62	$2.02	1,659,198
2018	1.80	1.62	1,711,691
2017	1.50	1.80	1,624,136
2016	1.41	1.50	1,909,524
2015	1.45	1.41	2,883,311
2014	1.40	1.45	3,873,514
2013	1.18	1.40	6,097,507
2012	1.05	1.18	8,023,085
2011	1.12	1.05	8,912,034
2010	0.98	1.12	8,528,921
Band 100
2019	$1.68	$2.09	380,286
2018	1.86	1.68	413,297
2017	1.55	1.86	414,029
2016	1.45	1.55	413,141
2015	1.48	1.45	475,066
2014	1.43	1.48	468,577
2013	1.20	1.43	183,955
2012	1.07	1.20	165,452
2011	1.13	1.07	142,167
2010	0.99	1.13	142,760
Band 50
2019	$1.80	$2.25	48,951
2018	1.98	1.80	49,013
2017	1.64	1.98	60,102
2016	1.53	1.64	60,216
2015	1.56	1.53	45,930
2014	1.49	1.56	13,964
2013	1.25	1.49	10,267
2012	1.10	1.25	4,717
2011	1.17	1.10	15,695
2010	1.01	1.17	236
Band 0
2019	$1.93	$2.43	–
2018	2.11	1.93	–
2017	1.74	2.11	–
2016	1.62	1.74	769,516
2015	1.64	1.62	894,197
2014	1.56	1.64	1,814,155
2013	1.30	1.56	2,216,911
2012	1.14	1.30	3,775,238
2011	1.20	1.14	4,250,155
2010	1.04	1.20	3,678,833

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2045 Fund I Class – 06-CCT
Band 125
2019	$1.08	$1.35	906,350
2018	1.19	1.08	937,868
2017	0.99	1.19	757,383
2016	0.92	0.99	653,646
2015	1.00 (05/21/15)	0.92	598,193
Fidelity Advisor Freedom 2045 Fund M Class – 06-284
Band 125
2019	$1.27	$1.58	1,029,036
2018	1.41	1.27	1,055,434
2017	1.18	1.41	976,970
2016	1.10	1.18	975,219
2015	1.13	1.10	1,479,293
2014	1.09	1.13	2,154,882
2013	0.92	1.09	3,095,269
2012	0.81	0.92	3,857,436
2011	0.87	0.81	4,278,125
2010	0.76	0.87	3,833,729
Band 100
2019	$1.31	$1.63	132,175
2018	1.44	1.31	140,630
2017	1.20	1.44	177,901
2016	1.13	1.20	183,848
2015	1.15	1.13	151,519
2014	1.11	1.15	138,610
2013	0.93	1.11	6,821
Band 50
2019	$1.38	$1.73	45,382
2018	1.52	1.38	45,539
2017	1.26	1.52	45,700
2016	1.18	1.26	45,886
2015	1.20	1.18	47,296
2014	1.15	1.20	31,181
2013	0.96	1.15	19,841
2012	0.84	0.96	9,330
2011	0.89	0.84	4,775
2010	0.78	0.89	398
Band 0
2019	$1.47	$1.85	–
2018	1.61	1.47	–
2017	1.33	1.61	–
2016	1.23	1.33	826,084
2015	1.25	1.23	1,258,937
2014	1.19	1.25	1,225,380
2013	0.98	1.19	1,113,020
2012	0.86	0.98	1,212,506
2011	0.91	0.86	1,128,954
2010	0.79	0.91	862,059

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2050 Fund I Class – 06-CCV
Band 125
2019	$1.08	$1.35	1,075,476
2018	1.19	1.08	1,188,782
2017	0.99	1.19	971,872
2016	0.92	0.99	866,212
2015	1.00 (05/21/15)	0.92	619,395
Fidelity Advisor Freedom 2050 Fund M Class – 06-286
Band 125
2019	$1.25	$1.56	970,000
2018	1.39	1.25	908,265
2017	1.16	1.39	787,409
2016	1.09	1.16	851,936
2015	1.12	1.09	1,246,853
2014	1.08	1.12	1,949,971
2013	0.90	1.08	2,353,264
2012	0.80	0.90	2,705,965
2011	0.86	0.80	2,777,533
2010	0.75	0.86	2,559,055
Band 100
2019	$1.29	$1.61	134,755
2018	1.43	1.29	119,659
2017	1.19	1.43	132,410
2016	1.12	1.19	131,818
2015	1.14	1.12	91,385
2014	1.10	1.14	62,965
2013	0.92	1.10	54,881
2012	0.81	0.92	36,582
2011	0.87	0.81	30,848
2010	0.76	0.87	7,154
Band 50
2019	$1.37	$1.71	66,027
2018	1.50	1.37	82,048
2017	1.25	1.50	98,306
2016	1.16	1.25	105,124
2015	1.19	1.16	50,377
2014	1.13	1.19	28,495
2013	0.94	1.13	41,163
2012	0.83	0.94	25,098
2011	0.88	0.83	25,855
2010	0.77	0.88	19,278
Band 0
2019	$1.45	$1.83	–
2018	1.59	1.45	–
2017	1.31	1.59	–
2016	1.22	1.31	797,513
2015	1.23	1.22	1,094,684
2014	1.17	1.23	972,941
2013	0.97	1.17	854,837
2012	0.85	0.97	890,020
2011	0.90	0.85	847,405
2010	0.78	0.90	583,546

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2055 Fund I Class – 06-CCW
Band 125
2019	$1.08	$1.35	626,577
2018	1.19	1.08	737,275
2017	0.99	1.19	504,540
2016	0.92	0.99	317,863
2015	1.00 (05/21/15)	0.92	229,919
Fidelity Advisor Freedom 2055 Fund M Class – 06-394
Band 125
2019	$1.61	$2.01	912,401
2018	1.79	1.61	603,946
2017	1.50	1.79	435,041
2016	1.40	1.50	368,142
2015	1.44	1.40	287,709
2014	1.39	1.44	234,721
2013	1.16	1.39	127,921
2012	1.02	1.16	27,174
Band 100
2019	$1.64	$2.05	15,962
2018	1.81	1.64	15,962
2017	1.51	1.81	15,962
2016	1.42	1.51	15,962
2015	1.45	1.42	17,093
2014	1.40	1.45	21,158
Band 50
2019	$1.70	$2.13	16,378
2018	1.87	1.70	16,436
2017	1.55	1.87	16,504
2016	1.45	1.55	16,584
2015	1.47	1.45	12,564
2014	1.41	1.47	11,950
2013	1.17	1.41	5,600
Band 0
2019	$1.76	$2.22	–
2018	1.93	1.76	–
2017	1.60	1.93	–
2016	1.48	1.60	55,805
2015	1.50	1.48	71,087
2014	1.43	1.50	36,009
2013	1.17	1.43	13,520
2012	1.02	1.17	2,593
Fidelity Advisor Freedom 2060 Fund I Class – 06-CCX
Band 125
2019	$1.08	$1.35	47,621
2018	1.19	1.08	49,790
2017	0.99	1.19	24,647
2016	0.92	0.99	2,018
Fidelity Advisor Freedom 2060 Fund M Class – 06-CHG
Band 125
2019	$1.12	$1.40	456
2018	1.25	1.12	63

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom Income Fund I Class - 06-CCG
Band 125
2019	$1.04	$1.14	34,533
2018	1.07	1.04	35,334
2017	1.00	1.07	33,587
2016	0.97	1.00	171,092
2015	1.00 (05/21/15)	0.97	181,614
Fidelity Advisor Freedom Income Fund M Class – 06-111
Band 125
2019	$1.31	$1.43	128,242
2018	1.36	1.31	133,684
2017	1.28	1.36	135,553
2016	1.24	1.28	135,629
2015	1.26	1.24	210,240
2014	1.24	1.26	285,067
2013	1.21	1.24	787,663
2012	1.16	1.21	921,412
2011	1.15	1.16	903,555
2010	1.09	1.15	1,059,514
Band 100
2019	$1.36	$1.48	50,774
2018	1.40	1.36	58,339
2017	1.31	1.40	73,528
2016	1.27	1.31	69,305
2015	1.30	1.27	105,118
2014	1.27	1.30	107,974
Band 0
2019	$1.56	$1.72	–
2018	1.59	1.56	–
2017	1.48	1.59	–
2016	1.41	1.48	3,457
2015	1.43	1.41	1,051
2014	1.39	1.43	–
2013	1.33	1.39	1,938
2012	1.26	1.33	18
2011	1.24	1.26	7,593
2010	1.15	1.24	7,098
Fidelity Advisor Growth & Income Fund M Class – 06-265
Band 125
2019	$2.33	$2.99	76,132
2018	2.61	2.33	92,242
2017	2.27	2.61	68,463
2016	2.00	2.27	128,458
2015	2.08	2.00	136,221
2014	1.92	2.08	164,030
2013	1.47	1.92	142,149
2012	1.26	1.47	102,373
2011	1.26	1.26	85,428
2010	1.12	1.26	79,843

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.42	$3.11	14,145
2018	2.70	2.42	12,687
2017	2.35	2.70	10,666
2016	2.06	2.35	8,918
2015	2.14	2.06	10,576
2014	1.97	2.14	8,584
2013	1.50	1.97	12,055
2012	1.29	1.50	29,925
2011	1.28	1.29	28,010
2010	1.14	1.28	22,828
Fidelity Advisor Growth Opportunities Fund M Class – 06-125
Band 125
2019	$3.06	$4.23	145,423
2018	2.72	3.06	143,412
2017	2.05	2.72	104,499
2016	2.08	2.05	173,388
2015	2.02	2.08	2,123,843
2014	1.83	2.02	2,262,893
2013	1.36	1.83	284,741
2012	1.16	1.36	296,324
2011	1.16	1.16	187,626
2010	0.95	1.16	262,484
Band 100
2019	$3.17	$4.40	84,106
2018	2.82	3.17	60,084
2017	2.12	2.82	35,214
2016	2.14	2.12	–
2015	2.07	2.14	6,234
2014	1.88	2.07	15,060
Fidelity Advisor International Capital Appreciation Fund M Class – 06-155
Band 125
2019	$1.85	$2.41	7,632,247
2018	2.16	1.85	–
2017	1.62	2.16	–
2016	1.70	1.62	–
2015	1.68	1.70	–
2014	1.67	1.68	–
2013	1.39	1.67	–
2012	1.13	1.39	872
2011	1.31	1.13	872
2010	1.15	1.31	872
Fidelity Advisor International Capital Appreciation Fund Z Class – 06-FVJ
Band 125
2019	$0.96	$1.25	2,301,710
2018	1.11	0.96	86,564

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Leveraged Company Stock Fund A Class – 06-232
Band 125
2019	$1.67	$2.13	146,044
2018	2.01	1.67	270,761
2017	1.73	2.01	533,723
2016	1.61	1.73	767,858
2015	1.73	1.61	1,245,739
2014	1.66	1.73	1,009,736
2013	1.23	1.66	630,671
2012	0.97	1.23	976,923
2011	1.10	0.97	2,206,045
2010	0.89	1.10	2,831,233
Fidelity Advisor Leveraged Company Stock Fund M Class – 06-233
Band 125
2019	$1.62	$2.07	542,997
2018	1.96	1.62	706,668
2017	1.69	1.96	1,162,688
2016	1.58	1.69	1,578,186
2015	1.70	1.58	2,112,772
2014	1.64	1.70	2,779,037
2013	1.22	1.64	3,117,489
2012	0.96	1.22	3,030,878
2011	1.09	0.96	3,386,647
2010	0.89	1.09	4,070,345
Band 100
2019	$1.67	$2.14	72,479
2018	2.01	1.67	67,558
2017	1.74	2.01	62,759
2016	1.61	1.74	61,817
2015	1.73	1.61	57,951
2014	1.67	1.73	54,456
2013	1.24	1.67	32,745
Band 50
2019	$1.77	$2.28	818
2018	2.13	1.77	821
2017	1.83	2.13	833
2016	1.69	1.83	855
2015	1.81	1.69	919
2014	1.73	1.81	1,201
2013	1.28	1.73	1,227
Band 0
2019	$1.89	$2.44	–
2018	2.25	1.89	–
2017	1.93	2.25	131,951
2016	1.77	1.93	343,570
2015	1.88	1.77	313,567
2014	1.79	1.88	321,840
2013	1.32	1.79	416,282
2012	1.02	1.32	466,889
2011	1.14	1.02	416,244
2010	0.92	1.14	378,022

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor New Insights Fund A Class – 06-295
Band 125
2019	$2.32	$2.96	195,901
2018	2.46	2.32	187,753
2017	1.94	2.46	2,728,328
2016	1.85	1.94	2,636,638
2015	1.83	1.85	2,784,320
2014	1.70	1.83	2,117,824
2013	1.30	1.70	2,063,086
2012	1.14	1.30	1,705,153
2011	1.16	1.14	1,055,379
2010	1.00 (05/27/10)	1.16	644,700
Fidelity Advisor New Insights Fund M Class – 06-166
Band 125
2019	$2.66	$3.38	892,090
2018	2.82	2.66	925,251
2017	2.24	2.82	1,173,188
2016	2.14	2.24	1,821,127
2015	2.12	2.14	2,942,457
2014	1.97	2.12	3,142,808
2013	1.51	1.97	5,362,012
2012	1.32	1.51	4,847,774
2011	1.36	1.32	3,674,789
2010	1.19	1.36	2,534,440
Band 100
2019	$2.75	$3.50	519,931
2018	2.91	2.75	595,450
2017	2.30	2.91	730,105
2016	2.19	2.30	907,687
2015	2.17	2.19	940,202
2014	2.01	2.17	936,739
2013	1.54	2.01	18,005
2012	1.34	1.54	31,384
2011	1.38	1.34	28,976
2010	1.20	1.38	26,747
Band 0
2019	$3.15	$4.05	–
2018	3.30	3.15	–
2017	2.59	3.30	–
2016	2.44	2.59	–
2015	2.39	2.44	59,962
2014	2.19	2.39	51,699
2013	1.66	2.19	37,775
2012	1.44	1.66	152,795
2011	1.45	1.44	152,877
2010	1.26	1.45	20,385
Fidelity Advisor New Insights Fund Z Class – 06-FVK
Band 125
2019	$1.05	$1.35	486,391
2018	1.11	1.05	607,022

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Real Estate Fund A Class – 06-392
Band 125
2019	$1.49	$1.80	77,652
2018	1.61	1.49	408,478
2017	1.58	1.61	449,168
2016	1.52	1.58	2,086,140
2015	1.49	1.52	2,172,649
2014	1.16	1.49	2,005,074
2013	1.16	1.16	1,288,729
2012	0.99	1.16	223,876
2011	1.00 (06/23/11)	0.99	76,086
Fidelity Advisor Real Estate Fund I Class – 06-047
Band 125
2019	$1.21	$1.47	277,662
2018	1.31	1.21	704,539
2017	1.28	1.31	799,883
2016	1.23	1.28	932,440
2015	1.20	1.23	271,703
2014	1.00 (02/14/14)	1.20	36,647
Fidelity Advisor Real Estate Fund M Class – 06-391
Band 125
2019	$1.46	$1.77	22,479
2018	1.59	1.46	21,701
2017	1.56	1.59	38,222
2016	1.50	1.56	268,614
2015	1.47	1.50	258,457
2014	1.16	1.47	239,983
2013	1.16	1.16	161,912
2012	0.99	1.16	135,355
2011	1.00 (06/23/11)	0.99	83,192
Fidelity Advisor Small Cap Fund A Class – 06-393
Band 125
2019	$1.33	$1.73	6,708
2018	1.62	1.33	6,641
2017	1.44	1.62	6,575
2016	1.34	1.44	221
2015	1.38	1.34	198
2014	1.28	1.38	193
2013	0.94	1.28	29,300
2012	0.90	0.94	79,329
Band 0
2019	$1.46	$1.93	–
2018	1.75	1.46	–
2017	1.54	1.75	–
2016	1.41	1.54	–
2015	1.44	1.41	4,922
2014	1.32	1.44	306

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Small Cap Fund M Class – 06-275
Band 125
2019	$3.14	$4.09	531,480
2018	3.83	3.14	644,241
2017	3.42	3.83	989,508
2016	3.18	3.42	1,269,516
2015	3.29	3.18	1,432,690
2014	3.07	3.29	1,640,288
2013	2.25	3.07	2,634,558
2012	2.16	2.25	3,699,649
2011	2.30	2.16	4,291,424
2010	1.98	2.30	3,920,948
Band 100
2019	$3.26	$4.26	60,639
2018	3.97	3.26	101,499
2017	3.53	3.97	122,728
2016	3.28	3.53	128,483
2015	3.38	3.28	154,834
2014	3.15	3.38	147,562
2013	2.31	3.15	1,315
2012	2.20	2.31	14,164
2011	2.34	2.20	6,677
2010	2.01	2.34	3,762
Band 50
2019	$3.52	$4.62	105,691
2018	4.26	3.52	116,613
2017	3.78	4.26	121,152
2016	3.49	3.78	130,464
2015	3.57	3.49	133,962
2014	3.31	3.57	157,043
2013	2.41	3.31	149,868
2012	2.29	2.41	146,209
2011	2.43	2.29	145,508
2010	2.07	2.43	131,346
Band 0
2019	$3.85	$5.08	–
2018	4.64	3.85	5,086
2017	4.09	4.64	4,489
2016	3.76	4.09	26,602
2015	3.83	3.76	454,194
2014	3.54	3.83	532,036
2013	2.56	3.54	724,941
2012	2.42	2.56	829,165
2011	2.55	2.42	886,178
2010	2.17	2.55	922,902

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Stock Selector All Cap Fund M Class – 06-841
Band 125
2019	$1.71	$2.22	53,984
2018	1.90	1.71	72,646
2017	1.55	1.90	73,653
2016	1.44	1.55	94,039
2015	1.46	1.44	94,976
2014	1.34	1.46	115,104
2013	1.02	1.34	193,156
2012	1.00 (10/26/12)	1.02	177,292
Band 100
2019	$1.73	$2.26	94,616
2018	1.93	1.73	99,703
2017	1.56	1.93	103,180
2016	1.45	1.56	110,416
2015	1.47	1.45	109,418
2014	1.35	1.47	87,403
Fidelity Advisor Stock Selector Mid Cap Fund M Class – 06-270
Band 125
2019	$2.90	$3.69	45,022
2018	3.22	2.90	130,413
2017	2.73	3.22	128,093
2016	2.51	2.73	77,054
2015	2.64	2.51	67,297
2014	2.44	2.64	51,609
2013	1.89	2.44	39,888
2012	1.61	1.89	54,836
2011	1.72	1.61	49,814
2010	1.40	1.72	140,395
Fidelity Advisor Strategic Dividend & Income Fund I Class – 06-026
Band 125
2019	$1.29	$1.55	410,963
2018	1.36	1.29	931,478
2017	1.23	1.36	837,030
2016	1.11	1.23	477,433
Fidelity Advisor Strategic Dividend & Income Fund M Class – 06-043
Band 125
2019	$1.25	$1.51	–
2018	1.34	1.25	5
2017	1.21	1.34	23,631
2016	1.09	1.21	208,742
2015	1.13	1.09	325,886
Band 50
2019	$1.30	$1.58	959,239
2018	1.38	1.30	974,626
2017	1.24	1.38	966,921

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Strategic Income Fund A Class – 06-110
Band 125
2019	$1.19	$1.30	350,987
2018	1.24	1.19	303,605
2017	1.17	1.24	295,926
2016	1.09	1.17	245,227
2015	1.12	1.09	196,712
2014	1.10	1.12	48,557
2013	1.11	1.10	189,652
2012	1.02	1.11	141,179
2011	0.99	1.02	36,613
Fidelity Advisor Total Bond Fund I Class – 06-027
Band 125
2019	$1.08	$1.17	3,989,128
2018	1.10	1.08	3,308,954
2017	1.07	1.10	3,224,430
2016	1.02	1.07	5,372,057
2015	1.04	1.02	4,120,155
2014	1.00	1.04	160,829
Band 0
2019	$1.15	$1.26	828,408
2018	1.16	1.15	889,108
2017	1.11	1.16	1,021,214
2016	1.05	1.11	903,636
2015	1.05	1.05	18,675
2014	1.00	1.05	1,378
Fidelity Advisor Total Bond Fund M Class – 06-044
Band 125
2019	$1.06	$1.15	232,399
2018	1.09	1.06	246,177
2017	1.06	1.09	398,814
2016	1.02	1.06	391,802
2015	1.04	1.02	878,079
2014	1.00	1.04	45,730
Fidelity Advisor Total Bond Fund Z Class – 06-FVM
Band 125
2019	$0.99	$1.07	1,328,473
2018	1.01	0.99	1,036,178
Fidelity Advisor Value Fund A Class – 06-322
Band 125
2019	$1.36	$1.77	28,699
2018	1.68	1.36	26,610
2017	1.48	1.68	1,096
2016	1.30	1.48	190
2015	1.41	1.30	–
2014	1.28	1.41	2,566
2013	0.95	1.28	3,741
2012	0.80	0.95	2,726

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity International Index Fund – 06-3HX
Band 125
2019	$0.89	$1.07	409,738
Fidelity Mid Cap Index Fund – 06-3HW
Band 125
2019	$0.85	$1.09	5,252,654
Fidelity Small Cap Index Fund – 06-3HV
Band 125
2019	$0.79	$0.98	4,277,780
Fidelity Total International Index Fund – 06-3WH
Band 125
2019	$1.00 (04/25/19)	$1.07	207,768
Fidelity Total Market Index Fund – 06-3MR
Band 125
2019	$0.90	$1.17	51
Fidelity U.S. Bond Index Fund – 06-3HT
Band 125
2019	$1.00	$1.08	689,440
Fidelity VIP Asset Manager Portfolio Initial Class – 06-230
Band 125
2019	$3.40	$3.97	4,450,163
2018	3.64	3.40	5,190,699
2017	3.23	3.64	6,048,970
2016	3.17	3.23	7,717,820
2015	3.21	3.17	8,606,176
2014	3.07	3.21	9,480,841
2013	2.69	3.07	10,911,197
2012	2.42	2.69	11,834,430
2011	2.51	2.42	12,831,857
2010	2.23	2.51	13,585,774
Fidelity VIP Contrafund Portfolio Initial Class – 06-245
Band 125
2019	$7.39	$9.61	8,640,122
2018	8.00	7.39	10,033,216
2017	6.65	8.00	13,466,325
2016	6.23	6.65	17,903,994
2015	6.27	6.23	21,776,662
2014	5.67	6.27	25,086,174
2013	4.37	5.67	27,915,357
2012	3.80	4.37	31,205,271
2011	3.95	3.80	32,359,083
2010	3.41	3.95	32,560,393

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$9.95	$13.09	–
2018	10.63	9.95	–
2017	8.72	10.63	447,009
2016	8.07	8.72	101,352
2015	8.02	8.07	117,566
2014	7.16	8.02	67,351
2013	5.46	7.16	47,458
2012	4.69	5.46	37,147
Fidelity VIP Equity-Income Portfolio Initial Class – 06-205
Band 125
2019	$4.27	$5.37	2,179,202
2018	4.71	4.27	2,407,997
2017	4.22	4.71	2,717,837
2016	3.62	4.22	3,028,660
2015	3.82	3.62	3,708,929
2014	3.56	3.82	4,065,814
2013	2.81	3.56	4,242,896
2012	2.43	2.81	4,188,660
2011	2.43	2.43	4,723,467
2010	2.14	2.43	5,385,567
Fidelity VIP Growth Portfolio Initial Class – 06-210
Band 125
2019	$6.62	$8.79	6,575,061
2018	6.72	6.62	7,061,144
2017	5.03	6.72	7,041,779
2016	5.06	5.03	8,495,721
2015	4.78	5.06	9,660,947
2014	4.35	4.78	10,315,898
2013	3.23	4.35	11,460,097
2012	2.85	3.23	13,423,382
2011	2.88	2.85	14,924,090
2010	2.35	2.88	15,922,250
Fidelity VIP High Income Portfolio Initial Class – 06-215
Band 125
2019	$2.77	$3.15	1,344,032
2018	2.90	2.77	1,431,842
2017	2.75	2.90	1,691,348
2016	2.43	2.75	2,027,821
2015	2.55	2.43	2,631,174
2014	2.55	2.55	3,000,844
2013	2.44	2.55	4,612,129
2012	2.16	2.44	4,803,037
2011	2.11	2.16	5,140,377
2010	1.87	2.11	6,373,345

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Overseas Portfolio Initial Class – 06-220
Band 125
2019	$2.71	$3.42	2,368,610
2018	3.22	2.71	2,768,407
2017	2.50	3.22	3,185,952
2016	2.67	2.50	3,594,107
2015	2.61	2.67	3,987,222
2014	2.88	2.61	4,140,465
2013	2.23	2.88	4,719,462
2012	1.87	2.23	4,986,475
2011	2.29	1.87	6,019,811
2010	2.05	2.29	6,441,568
Band 0
2019	$3.74	$4.78	–
2018	4.39	3.74	1,987
2017	3.37	4.39	2,012
2016	3.55	3.37	2,038
2015	3.42	3.55	2,063
2014	3.72	3.42	2,089
Franklin Growth Fund A Class – 06-819
Band 125
2019	$2.03	$2.65	194,970
2018	2.13	2.03	644,378
2017	1.70	2.13	602,225
2016	1.59	1.70	582,760
2015	1.58	1.59	7,583,360
2014	1.39	1.58	5,431,574
2013	1.09	1.39	3,616,959
Band 0
2019	$2.23	$2.95	19,915
2018	2.31	2.23	22,367
2017	1.82	2.31	18,169
2016	1.68	1.82	13,434
2015	1.65	1.68	8,598
2014	1.44	1.65	3,884
Franklin Growth Fund Advisor Class – 06-CMX
Band 125
2019	$1.30	$1.70	4,933,465
2018	1.36	1.30	4,959,601
2017	1.08	1.36	96,552
2016	1.00 (05/12/16)	1.08	80,884
Franklin Growth Fund R Class – 06-818
Band 125
2019	$2.00	$2.60	181,177
2018	2.10	2.00	215,581
2017	1.68	2.10	345,396
2016	1.57	1.68	252,089
2015	1.56	1.57	332,483
2014	1.38	1.56	275,358
2013	1.08	1.38	253,872
2012	0.97	1.08	333,858

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.19	$2.89	–
2018	2.27	2.19	–
2017	1.80	2.27	–
2016	1.66	1.80	31,879
2015	1.64	1.66	29,627
2014	1.43	1.64	27,273
2013	1.11	1.43	28,189
2012	0.98	1.11	22,889
2011	1.00 (06/23/11)	0.98	17,950
Franklin Growth Opportunities Fund Advisor Class – 06-CNW
Band 125
2019	$1.29	$1.70	5,662
2018	1.31	1.29	915
2017	1.03	1.31	234
Franklin Growth Opportunities Fund R Class – 06-CMW
Band 125
2019	$1.27	$1.67	37,084
2018	1.30	1.27	35,085
2017	1.03	1.30	36,670
2016	1.00 (05/12/16)	1.03	495,829
Band 100
2019	$1.28	$1.69	41,383
2018	1.31	1.28	45,422
2017	1.03	1.31	46,671
2016	1.00 (05/12/16)	1.03	57,085
Franklin Growth Series R6 Class – 06-FXP
Band 125
2019	$1.06	$1.38	404,770
2018	1.10	1.06	54,392
Franklin Income Fund Advisor Class – 06-719
Band 125
2019	$1.28	$1.47	542,958
2018	1.37	1.28	553,184
2017	1.28	1.37	540,130
2016	1.11	1.28	1,254,409
2015	1.22	1.11	1,087,922
2014	1.19	1.22	629,998
2013	1.05	1.19	448,720
Franklin Income Fund R Class – 06-724
Band 125
2019	$1.25	$1.42	185,092
2018	1.34	1.25	183,201
2017	1.26	1.34	147,409
2016	1.09	1.26	506,335
2015	1.21	1.09	485,992
2014	1.18	1.21	270,692
2013	1.05	1.18	167,382

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.27	$1.45	273,673
2018	1.36	1.27	278,245
2017	1.27	1.36	248,710
2016	1.10	1.27	148,441
2015	1.21	1.10	133,662
2014	1.19	1.21	114,690
Band 50
2019	$1.31	$1.50	7,939
2018	1.39	1.31	12,407
2017	1.30	1.39	16,984
2016	1.12	1.30	17,176
2015	1.23	1.12	16,961
2014	1.19	1.23	20,186
Franklin Mutual Global Discovery Fund R Class – 06-726
Band 125
2019	$1.34	$1.64	–
2018	1.53	1.34	38,458
2017	1.42	1.53	269,306
2016	1.28	1.42	234,161
2015	1.35	1.28	286,501
2014	1.30	1.35	427,253
2013	1.05	1.30	74,839
Franklin Mutual Global Discovery Fund Z Class – 06-723
Band 125
2019	$1.38	$1.70	1,289,798
2018	1.57	1.38	9,131,278
2017	1.45	1.57	2,549,252
2016	1.30	1.45	2,265,558
2015	1.36	1.30	2,011,795
2014	1.31	1.36	1,378,183
2013	1.05	1.31	1,252,273
Franklin Small Cap Value Fund A Class – 06-247
Band 125
2019	$1.73	$2.15	205,628
2018	2.00	1.73	206,745
2017	1.84	2.00	410,058
2016	1.43	1.84	853,644
2015	1.58	1.43	863,033
2014	1.59	1.58	566,857
2013	1.20	1.59	325,485
2012	1.03	1.20	248,472
2011	1.08	1.03	193,727
2010	0.86	1.08	136,988
Band 0
2019	$2.01	$2.54	3,324
2018	2.31	2.01	62
2017	2.08	2.31	12
2016	1.61	2.08	–
2015	1.74	1.61	153

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Small Cap Value Fund Advisor Class – 06-CMY
Band 125
2019	$1.16	$1.45	94,125
2018	1.34	1.16	99,341
2017	1.22	1.34	54,714
2016	1.00 (05/12/16)	1.22	22,965
Franklin Small Cap Value Fund R Class – 06-248
Band 125
2019	$1.68	$2.09	82,919
2018	1.96	1.68	104,478
2017	1.79	1.96	249,746
2016	1.41	1.79	533,908
2015	1.55	1.41	668,193
2014	1.57	1.55	1,094,571
2013	1.18	1.57	1,395,115
2012	1.01	1.18	1,246,050
2011	1.07	1.01	1,069,292
2010	0.85	1.07	1,014,930
Band 75
2019	$1.79	$2.23	3,362
Band 0
2019	$1.96	$2.46	43,605
2018	2.25	1.96	41,653
2017	2.04	2.25	43,626
2016	1.58	2.04	61,150
2015	1.71	1.58	86,536
2014	1.72	1.71	85,361
2013	1.28	1.72	134,712
2012	1.08	1.28	120,083
2011	1.13	1.08	137,854
2010	0.89	1.13	154,106
Franklin Small Cap Value Fund R6 Class – 06-GKT
Band 125
2019	$0.89	$1.11	13,638
2018	1.02	0.89	687
Franklin Small-Mid Cap Growth Fund R Class – 06-890
Band 125
2019	$2.50	$3.24	33,415
2018	2.66	2.50	61,007
2017	2.22	2.66	65,942
2016	2.16	2.22	72,339
2015	2.24	2.16	151,505
2014	2.11	2.24	145,814
2013	1.55	2.11	239,753
2012	1.42	1.55	181,475
2011	1.51	1.42	165,477
2010	1.19	1.51	131,161

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.59	$3.37	22,070
2018	2.75	2.59	24,136
2017	2.29	2.75	27,491
2016	2.22	2.29	37,352
2015	2.30	2.22	42,139
2014	2.16	2.30	62,735
Franklin Small-Mid Cap Growth Fund Advisor Class – 06-CNC
Band 125
2019	$1.22	$1.59	11,466
2018	1.29	1.22	6,577
Franklin Strategic Income Fund A Class – 06-821
Band 125
2019	$1.13	$1.20	–
2018	1.16	1.13	2,183
2017	1.13	1.16	2,169
2016	1.06	1.13	66,035
2015	1.12	1.06	158,969
2014	1.11	1.12	235,731
2013	1.09	1.11	218,663
2012	0.98	1.09	126,672
2011	1.00 (06/23/11)	0.98	6,614
Franklin Strategic Income Fund R Class – 06-915
Band 125
2019	$1.73	$1.84	521,995
2018	1.78	1.73	850,694
2017	1.73	1.78	910,231
2016	1.63	1.73	1,420,444
2015	1.73	1.63	1,738,704
2014	1.72	1.73	2,057,988
2013	1.70	1.72	2,132,926
2012	1.53	1.70	2,923,210
2011	1.52	1.53	3,563,035
2010	1.39	1.52	3,200,435
Band 100
2019	$1.79	$1.92	54,851
2018	1.85	1.79	90,431
2017	1.79	1.85	147,331
2016	1.68	1.79	195,726
2015	1.78	1.68	225,134
2014	1.77	1.78	226,508
2013	1.74	1.77	1,660

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.09	$2.25	93,674
2018	2.13	2.09	91,942
2017	2.05	2.13	86,673
2016	1.90	2.05	110,318
2015	1.99	1.90	254,334
2014	1.96	1.99	224,423
2013	1.91	1.96	256,216
2012	1.70	1.91	500,825
2011	1.66	1.70	433,435
2010	1.50	1.66	465,888
Franklin Strategic Income Fund R6 Class – 06-CXH
Band 125
2019	$1.02	$1.09	1,130,630
2018	1.04	1.02	826,537
2017	1.01	1.04	890,317
Franklin Utilities Fund Advisor Class – 06-FPC
Band 125
2019	$1.14	$1.43	256,433
2018	1.12	1.14	236,187
2017	1.03	1.12	207,704
Franklin Utilities Fund R Class – 06-FPN
Band 125
2019	$1.13	$1.41	17,652
2018	1.12	1.13	14,142
2017	1.03	1.12	31,349
Franklin Utilities Fund R6 Class – 06-FNP
Band 125
2019	$1.14	$1.43	54,224
2018	1.12	1.14	38,130
2017	1.03	1.12	34,010
Goldman Sachs Financial Square Government Fund Admin Class – 06-CGH
Band 125
2019	$0.98	$0.99	10,213,569
2018	0.98	0.98	8,713,777
2017	0.99	0.98	10,681,204
2016	1.00	0.99	11,422,677
2015	1.00 (11/20/15)	1.00	14,404,189
Band 0
2019	$1.02	$1.04	1,584,385
2018	1.01	1.02	903,299
2017	1.00	1.01	375,526
2016	1.00	1.00	360,628
2015	1.00 (11/20/15)	1.00	349,173
Goldman Sachs Financial Square Government Fund Resource Class – 06-CGJ
Band 125
2019	$0.97	$0.98	3,380,491
2018	0.98	0.97	3,274,466
2017	0.99	0.98	3,374,995
2016	1.00	0.99	3,530,889
2015	1.00 (11/20/15)	1.00	2,847,205

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$0.98	$0.99	2,070,067
2018	0.98	0.98	2,589,034
2017	0.99	0.98	3,428,958
2016	1.00	0.99	2,590,713
2015	1.00 (11/20/15)	1.00	3,142,621
Band 50
2019	$1.00	$1.01	124,503
2018	0.99	1.00	309,464
2017	0.99	0.99	234,336
2016	1.00	0.99	238,368
2015	1.00 (11/20/15)	1.00	124,832
Band 0
2019	$1.01	$1.03	–
2018	1.00	1.01	–
2017	1.00	1.00	–
2016	1.00	1.00	–
2015	1.00 (11/20/15)	1.00	133,831
Goldman Sachs Financial Square Government Fund R6 Class – 06-CXJ
Band 125
2019	$1.00	$1.01	674,026
2018	0.99	1.00	541,905
2017	1.00	0.99	74,424
Goldman Sachs Growth Opportunities Fund Investor Class – 06-727
Band 125
2019	$1.69	$2.25	1,860
2018	1.81	1.69	212,416
2017	1.44	1.81	837,386
2016	1.44	1.44	1,259,284
2015	1.54	1.44	3,097,713
2014	1.40	1.54	2,915,199
2013	1.07	1.40	1,845,859
Band 0
2019	$1.83	$2.46	1,108,492
2018	1.93	1.83	1,072,690
2017	1.52	1.93	1,011,962
2016	1.49	1.52	961,754
2015	1.58	1.49	2,842
2014	1.42	1.58	464
Goldman Sachs Growth Opportunities Fund Service Class – 06-729
Band 125
2019	$1.66	$2.19	25,528
2018	1.77	1.66	36,132
2017	1.42	1.77	81,844
2016	1.42	1.42	78,492
2015	1.53	1.42	87,674
2014	1.39	1.53	82,658
2013	1.07	1.39	18,883

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Growth Strategy Portfolio Institutional Class – 06-249
Band 125
2019	$1.28	$1.55	32,484
2018	1.45	1.28	30,468
2017	1.20	1.45	22,295
2016	1.15	1.20	18,789
2015	1.15	1.15	15,656
2014	1.14	1.15	18,793
2013	0.97	1.14	15,488
2012	0.85	0.97	12,599
2011	0.92	0.85	19,763
2010	0.83	0.92	27,406
Goldman Sachs Growth Strategy Portfolio Service Class – 06-251
Band 125
2019	$1.20	$1.45	128,805
2018	1.37	1.20	112,462
2017	1.15	1.37	104,502
2016	1.09	1.15	–
2015	1.11	1.09	–
2014	1.10	1.11	176
2013	0.94	1.10	23,650
2012	0.83	0.94	171
2011	0.90	0.83	8
Goldman Sachs International Equity Insights Fund Institutional Class – 06-367
Band 125
2019	$0.92	$1.07	3,096,218
2018	1.10	0.92	2,080,339
2017	0.86	1.10	1,190,187
2016	0.84	0.86	319,462
2015	0.80	0.84	94,318
2014	0.87	0.80	321,448
2013	0.72	0.87	389,947
2012	0.62	0.72	350,655
2011	0.74	0.62	347,434
2010	0.70	0.74	453,608
Goldman Sachs International Equity Insights Fund R6 Class – 06-CXM
Band 125
2019	$1.06	$1.24	531,635
2018	1.27	1.06	287,742
2017	0.99	1.27	39,166
Goldman Sachs International Equity Insights Fund Service Class – 06-368
Band 125
2019	$0.87	$1.01	280,477
2018	1.05	0.87	288,436
2017	0.82	1.05	455,345
2016	0.81	0.82	142,693
2015	0.77	0.81	89,335
2014	0.85	0.77	110,733
2013	0.70	0.85	126,418
2012	0.61	0.70	116,905
2011	0.73	0.61	133,293
2010	0.69	0.73	30,374

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.00	$1.18	75,624
2018	1.19	1.00	72,379
2017	0.92	1.19	3,940
2016	0.89	0.92	1,999
2015	0.84	0.89	2,277
2014	0.91	0.84	394
2013	0.74	0.91	296
2012	0.64	0.74	295
2011	0.76	0.64	295
2010	0.71	0.76	1,023
Goldman Sachs Large Cap Growth Insights Fund Investor Class – 06-CKX
Band 125
2019	$1.30	$1.66	10,586,717
2018	1.38	1.30	11,522,188
2017	1.08	1.38	12,226,032
2016	1.00 (05/12/16)	1.08	3,108,884
Goldman Sachs Large Cap Growth Insights Fund R6 Class – 06-CXN
Band 125
2019	$1.20	$1.53	2,837,134
2018	1.27	1.20	1,358,699
2017	0.99	1.27	570,155
Goldman Sachs Large Cap Growth Insights Fund Service Class – 06-CKY
Band 125
2019	$1.29	$1.64	1,638,764
2018	1.37	1.29	3,344,304
2017	1.07	1.37	5,023,952
2016	1.00 (05/12/16)	1.07	1,338,411
Band 0
2019	$1.33	$1.71	1,054,946
2018	1.40	1.33	375,955
2017	1.08	1.40	1,131,588
Goldman Sachs Large Cap Value Insights Fund Investor Class – 06-052
Band 125
2019	$1.21	$1.44	201,332
2018	1.34	1.21	680,256
2017	1.14	1.34	1,734,506
2016	1.01	1.14	1,703,539
2015	1.05	1.01	1,086,997
Band 0
2019	$1.28	$1.55	706,968
2018	1.40	1.28	849,924
2017	1.18	1.40	632,428
2016	1.03	1.18	622,526
Goldman Sachs Large Cap Value Insights Fund R6 Class – 06-CXP
Band 125
2019	$1.05	$1.26	1,836,112
2018	1.17	1.05	1,442,947
2017	0.99	1.17	36,393

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Value Insights Fund Service Class – 06-068
Band 125
2019	$1.19	$1.41	3,902
2018	1.33	1.19	57,787
2017	1.13	1.33	46,637
2016	1.00	1.13	106,987
2015	1.05	1.00	88,578
2014	1.00 (06/26/14)	1.05	8,801
Goldman Sachs Mid Cap Value Fund Institutional Class – 06-252
Band 125
2019	$1.68	$2.19	464,379
2018	1.90	1.68	1,289,984
2017	1.73	1.90	3,252,710
2016	1.55	1.73	6,601,201
2015	1.73	1.55	10,954,862
2014	1.54	1.73	18,309,418
2013	1.17	1.54	22,358,450
2012	1.00	1.17	24,447,733
2011	1.08	1.00	26,384,653
2010	0.88	1.08	17,112,312
Goldman Sachs Mid Cap Value Fund R6 Class – 06-CXR
Band 125
2019	$0.95	$1.24	189,009
2018	1.07	0.95	208,826
Goldman Sachs Mid Cap Value Fund Service Class – 06-253
Band 125
2019	$1.58	$2.05	558,257
2018	1.80	1.58	716,897
2017	1.65	1.80	946,108
2016	1.48	1.65	1,281,932
2015	1.66	1.48	3,864,775
2014	1.48	1.66	4,423,287
2013	1.14	1.48	4,212,873
2012	0.97	1.14	3,173,330
2011	1.06	0.97	2,600,690
2010	0.86	1.06	1,301.13
Band 100
2019	$1.63	$2.12	276,301
2018	1.85	1.63	344,750
2017	1.69	1.85	440,344
2016	1.51	1.69	554,874
2015	1.69	1.51	703,404
2014	1.51	1.69	700,443
2013	1.15	1.51	21,840
2012	0.99	1.15	5,646
2011	1.07	0.99	4,508
2010	0.87	1.07	3,280

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.84	$2.42	–
2018	2.07	1.84	–
2017	1.87	2.07	–
2016	1.66	1.87	26,918
2015	1.84	1.66	260,475
2014	1.62	1.84	573,330
2013	1.23	1.62	1,401,978
2012	1.04	1.23	1,054,181
2011	1.11	1.04	1,050,669
2010	0.90	1.11	731,347
Goldman Sachs Small Cap Value Fund Institutional Class – 06-254
Band 125
2019	$1.99	$2.41	5,466,508
2018	2.34	1.99	7,055,491
2017	2.11	2.34	10,057,661
2016	1.71	2.11	9,772,315
2015	1.83	1.71	9,885,693
2014	1.73	1.83	8,177,687
2013	1.26	1.73	10,946,223
2012	1.10	1.26	10,303,579
2011	1.10	1.10	5,033,159
2010	0.88	1.10	1,797,944
Band 0
2019	$2.31	$2.85	544,208
2018	2.69	2.31	559,164
2017	2.39	2.69	619,089
2016	1.92	2.39	667,276
Goldman Sachs Small Cap Value Fund R6 Class – 06-CXT
Band 125
2019	$0.93	$1.13	3,801,582
2018	1.09	0.93	4,475,942
2017	0.98	1.09	2,220,138
Goldman Sachs Small Cap Value Fund Service Class – 06-256
Band 125
2019	$1.87	$2.26	1,745,186
2018	2.21	1.87	2,572,346
2017	2.00	2.21	4,379,391
2016	1.64	2.00	4,529,359
2015	1.76	1.64	5,490,721
2014	1.67	1.76	6,049,721
2013	1.22	1.67	5,909,808
2012	1.07	1.22	3,474,953
2011	1.08	1.07	1,513,340
2010	0.87	1.08	311,468
Band 100
2019	$1.93	$2.34	275,262
2018	2.27	1.93	335,374
2017	2.05	2.27	460,554
2016	1.67	2.05	573,386
2015	1.80	1.67	630,969
2014	1.70	1.80	750,736
2013	1.24	1.70	4,722
2012	1.08	1.24	506

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.18	$2.67	321,326
2018	2.54	2.18	41,508
2017	2.28	2.54	324,368
2016	1.83	2.28	317,282
2015	1.95	1.83	338,164
2014	1.83	1.95	473,450
2013	1.32	1.83	698,330
2012	1.14	1.32	513,562
2011	1.14	1.14	153,139
2010	0.90	1.14	19,616
Goldman Sachs Technology Opportunities Fund Institutional Class – 06-257
Band 125
2019	$3.33	$4.55	1,077,325
2018	3.28	3.33	1,227,172
2017	2.40	3.28	1,514,022
2016	2.28	2.40	3,306,722
2015	2.14	2.28	3,388,968
2014	1.96	2.14	3,540,499
2013	1.54	1.96	3,107,712
2012	1.29	1.54	2,879,700
2011	1.49	1.29	4,852,944
2010	1.21	1.49	3,882,914
Goldman Sachs Technology Opportunities Fund Service Class – 06-258
Band 125
2019	$3.14	$4.26	221,480
2018	3.11	3.14	281,038
2017	2.28	3.11	205,939
2016	2.18	2.28	243,693
2015	2.05	2.18	375,842
2014	1.89	2.05	451,717
2013	1.49	1.89	936,612
2012	1.25	1.49	1,006,743
2011	1.46	1.25	956,437
2010	1.19	1.46	454,025
Band 100
2019	$3.23	$4.40	78,617
2018	3.20	3.23	75,870
2017	2.34	3.20	38,885
2016	2.23	2.34	43,283
2015	2.10	2.23	65,871
2014	1.93	2.10	52,085
2013	1.51	1.93	–
2012	1.27	1.51	8,079

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.65	$5.03	–
2018	3.58	3.65	–
2017	2.59	3.58	–
2016	2.45	2.59	–
2015	2.27	2.45	46,222
2014	2.07	2.27	27,933
2013	1.61	2.07	29,413
2012	1.34	1.61	25,725
2011	1.54	1.34	270,374
2010	1.24	1.54	30,058
Goldman Sachs U.S. Equity Insights Fund Investor Class – 06-053
Band 125
2019	$1.29	$1.60	586,672
2018	1.40	1.29	574,550
2017	1.14	1.40	440,088
2016	1.04	1.14	539,344
2015	1.07	1.04	143
Goldman Sachs U.S. Equity Insights Fund R6 Class – 06-FXT
Band 125
2019	$1.03	$1.28	159,063
2018	1.11	1.03	431,655
Goldman Sachs U.S. Equity Insights Fund Service Class – 06-069
Band 125
2019	$1.27	$1.57	868,664
2018	1.38	1.27	886,769
2017	1.13	1.38	1,112,868
2016	1.04	1.13	1,292,546
2015	1.07	1.04	369,759
GuideStone Funds Emerging Markets Equity Fund Advisor Class – 06-3YV
Band 125
2019	$1.00 (06/27/19)	$1.08	15,866
GuideStone Funds Equity Index Fund Advisor Class – 06-3YW
Band 125
2019	$1.00 (06/27/19)	$1.10	26,587
GuideStone Funds Extended-Duration Bond Fund Advisor Class – 06-3YX
Band 125
2019	$1.00 (06/27/19)	$1.04	23,526
GuideStone Funds Global Real Estate Securities Fund Advisor Class – 06-43C
Band 125
2019	$1.00 (06/27/19)	$1.06	24,563
GuideStone Funds Medium-Duration Bond Fund Advisor Class – 06-43H
Band 125
2019	$1.00 (06/27/19)	$1.03	14,570
Hartford Core Equity Fund R6 Class – 06-3YJ
Band 125
2019	$1.00 (06/27/19)	$1.11	59,295
Hartford Schroders International Stock Fund SDR Class – 06-3NX
Band 125
2019	$0.94	$1.17	1,195,885

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class – 06-3CT
Band 125
2019	$0.87	$1.10	35,530
2018	1.00 (06/21/18)	0.87	160,184
Monteagle Opportunity Equity Fund Institutional Class – 06-399 (formerly Henssler Equity Fund – Institutional Class)
Band 125
2019	$1.68	$2.06	–
2018	1.91	1.68	–
2017	1.74	1.91	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.48	1.61	396
2013	1.10	1.48	318
2012	1.02	1.10	122
Monteagle Opportunity Equity Fund Investor Class – 06-105 (formerly Henssler Equity Fund – Investor Class)
Band 125
2019	$1.65	$2.04	–
2018	1.89	1.65	–
2017	1.74	1.89	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.49	1.61	–
2013	1.11	1.49	–
2012	1.05	1.11	20,638
2011	1.07	1.05	258,006
Invesco American Franchise Fund A Class – 06-023
Band 125
2019	$1.71	$2.31	38,419
2018	1.80	1.71	93,578
2017	1.44	1.80	91,077
2016	1.42	1.44	107,724
2015	1.37	1.42	115,973
2014	1.28	1.37	184,886
2013	1.00 (06/20/13)	1.28	224,004
Band 100
2019	$1.74	$2.35	18,426
2018	1.82	1.74	19,685
2017	1.45	1.82	41,355
2016	1.43	1.45	48,740
2015	1.38	1.43	69,921
2014	1.29	1.38	98,727
Invesco American Value Fund A Class – 06-070
Band 125
2019	$0.97	$1.19	–
2018	1.13	0.97	–
2017	1.04	1.13	327,924
2016	0.91	1.04	424,597
2015	1.01	0.91	461,195
Invesco American Value Fund Y Class – 06-054
Band 125
2019	$0.98	$1.21	118,171
2018	1.14	0.98	197,809
2017	1.05	1.14	195,520
2016	0.92	1.05	181,107
2015	1.02	0.92	172,755

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Comstock Fund A Class – 06-771
Band 125
2019	$1.68	$2.08	115,700
2018	1.94	1.68	176,032
2017	1.67	1.94	530,523
2016	1.43	1.67	3,426,200
2015	1.54	1.43	4,064,057
2014	1.43	1.54	5,236,492
2013	1.07	1.43	1,370,285
Band 0
2019	$1.82	$2.28	18,949
2018	2.07	1.82	21,469
2017	1.76	2.07	17,661
2016	1.49	1.76	13,345
2015	1.58	1.49	8,334
2014	1.45	1.58	3,742
Invesco Comstock Fund R Class – 06-772
Band 125
2019	$1.66	$2.05	318,327
2018	1.92	1.66	746,965
2017	1.65	1.92	1,215,221
2016	1.42	1.65	1,322,299
2015	1.54	1.42	1,411,951
2014	1.43	1.54	1,038,349
2013	1.07	1.43	378,271
Invesco Diversified Dividend Fund A Class – 06-816
Band 125
2019	$1.66	$2.04	1,905,263
2018	1.82	1.66	2,995,186
2017	1.70	1.82	5,244,996
2016	1.51	1.70	7,286,919
2015	1.50	1.51	5,466,473
2014	1.36	1.50	3,524,783
2013	1.06	1.36	4,148,920
2012	0.92	1.06	1,165,196
2011	1.00 (04/28/11)	0.92	280,486
Band 100
2019	$1.69	$2.09	386,969
2018	1.85	1.69	453,543
2017	1.73	1.85	613,738
2016	1.52	1.73	724,575
2015	1.51	1.52	602,628
2014	1.36	1.51	560,156
2013	1.07	1.36	12,177
2012	0.92	1.07	32,253
2011	1.00 (04/28/11)	0.92	29,579

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.82	$2.28	5,001
2018	1.98	1.82	60,429
2017	1.83	1.98	73,218
2016	1.60	1.83	810,058
2015	1.57	1.60	391,720
2014	1.40	1.57	973,987
2013	1.09	1.40	978,198
2012	0.93	1.09	844,152
Invesco Diversified Dividend Fund Investor Class – 06-817
Band 125
2019	$1.66	$2.05	15,677,126
2018	1.82	1.66	19,152,763
2017	1.70	1.82	21,564,671
2016	1.51	1.70	21,396,972
2015	1.50	1.51	13,851,209
2014	1.36	1.50	4,230,806
2013	1.06	1.36	3,697,834
2012	0.92	1.06	2,110,217
2011	1.00 (04/28/11)	0.92	46,480
Invesco Diversified Dividend Fund R6 Class – 06-CXV
Band 125
2019	$0.99	$1.22	9,965,031
2018	1.08	0.99	6,496,276
2017	1.01	1.08	6,371,906
Band 75
2019	$1.00	$1.24	581,005
2018	1.09	1.00	632,005
Invesco Energy Fund A Class – 06-835
Band 125
2019	$1.69	$1.75	356,484
2018	2.34	1.69	432,200
2017	2.59	2.34	444,482
2016	2.10	2.59	595,808
2015	3.01	2.10	715,359
2014	3.69	3.01	842,352
2013	3.05	3.69	1,047,613
2012	3.13	3.05	1,029,105
2011	3.46	3.13	1,080,342
2010	3.00	3.46	935,606
Band 100
2019	$1.76	$1.83	37,699
2018	2.43	1.76	33,190
2017	2.67	2.43	64,109
2016	2.17	2.67	56,468
2015	3.10	2.17	108,914
2014	3.78	3.10	62,565
2013	3.12	3.78	20,879
2012	3.20	3.12	19,924
2011	3.52	3.20	17,319
2010	3.05	3.52	18,875

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.06	$2.16	–
2018	2.81	2.06	–
2017	3.07	2.81	–
2016	2.46	3.07	–
2015	3.49	2.46	1,955
2014	4.21	3.49	1,955
2013	3.45	4.21	1,955
2012	3.50	3.45	21,624
2011	3.81	3.50	27,209
2010	3.27	3.81	26,621
Invesco Energy Fund Investor Class – 06-810
Band 125
2019	$1.41	$1.46	224,286
2018	1.95	1.41	284,852
2017	2.15	1.95	357,474
2016	1.75	2.15	959,894
2015	2.51	1.75	865,207
2014	3.07	2.51	1,011,001
2013	2.54	3.07	839,801
2012	2.61	2.54	821,822
2011	2.88	2.61	704,853
2010	2.50	2.88	614,977
Invesco Floating Rate Fund Y Class – 06-055
Band 125
2019	$1.06	$1.12	38,374
2018	1.07	1.06	131,323
2017	1.04	1.07	88,854
2016	0.95	1.04	58,298
Invesco Global Health Care Fund A Class – 06-845
Band 125
2019	$2.94	$3.83	98,055
2018	2.96	2.94	118,548
2017	2.59	2.96	144,605
2016	2.98	2.59	157,897
2015	2.93	2.98	340,886
2014	2.46	2.93	343,391
2013	1.75	2.46	599,250
2012	1.47	1.75	303,020
2011	1.43	1.47	331,390
2010	1.38	1.43	239,453
Band 100
2019	$3.05	$3.99	42,894
2018	3.07	3.05	55,482
2017	2.68	3.07	56,938
2016	3.07	2.68	70,293
2015	3.01	3.07	129,326
2014	2.53	3.01	81,933
2013	1.79	2.53	9,900
2012	1.50	1.79	9,632
2011	1.45	1.50	9,136
2010	1.40	1.45	9,010

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.57	$4.72	–
2018	3.56	3.57	–
2017	3.08	3.56	–
2016	3.49	3.08	–
2015	3.39	3.49	–
2014	2.81	3.39	–
2013	1.97	2.81	–
2012	1.63	1.97	–
2011	1.57	1.63	1,110
2010	1.50	1.57	1,172
Invesco Global Health Care Fund Investor Class – 06-815
Band 125
2019	$2.48	$3.23	75,856
2018	2.50	2.48	99,422
2017	2.19	2.50	81,902
2016	2.52	2.19	89,423
2015	2.47	2.52	205,633
2014	2.08	2.47	1,119,202
2013	1.48	2.08	426,331
2012	1.24	1.48	88,513
2011	1.20	1.24	204,852
2010	1.17	1.20	278,305
Invesco Global Low Volatility Equity Yield Fund A Class – 06-465
Band 125
2019	$1.77	$2.05	58,236
2018	2.00	1.77	62,255
2017	1.75	2.00	62,173
2016	1.72	1.75	85,426
2015	1.87	1.72	87,050
2014	1.90	1.87	88,499
2013	1.49	1.90	61,500
2012	1.33	1.49	67,782
2011	1.39	1.33	113,237
2010	1.24	1.39	94,735
Band 100
2019	$1.84	$2.14	11,965
2018	2.08	1.84	12,962
2017	1.81	2.08	28,927
2016	1.77	1.81	31,547
2015	1.92	1.77	49,834
2014	1.95	1.92	60,916

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Low Volatility Equity Yield Fund R5 Class – 06-229
Band 125
2019	$1.02	$1.18	1,636
2018	1.14	1.02	1,635
2017	1.00	1.14	196,643
2016	0.97	1.00	355,834
2015	1.05	0.97	475,474
2014	1.07	1.05	616,109
2013	0.83	1.07	266,003
2012	0.74	0.83	264,542
2011	0.77	0.74	320,471
2010	0.68	0.77	365,161
Invesco International Growth Fund R Class – 06-193
Band 125
2019	$1.18	$1.49	51,785
2018	1.42	1.18	137,426
2017	1.17	1.42	129,495
2016	1.20	1.17	144,730
2015	1.25	1.20	385,133
2014	1.27	1.25	677,035
2013	1.09	1.27	675,021
2012	0.96	1.09	671,993
2011	1.05	0.96	251,532
2010	0.95	1.05	220,873
Band 0
2019	$1.38	$1.76	–
2018	1.63	1.38	10,614
2017	1.33	1.63	10,019
2016	1.35	1.33	9,237
2015	1.39	1.35	7,544
2014	1.39	1.39	12,266
2013	1.18	1.39	30,480
2012	1.02	1.18	26,978
2011	1.10	1.02	22,719
2010	0.98	1.10	17,295
Invesco International Growth Fund R5 Class – 06-192
Band 125
2019	$1.28	$1.62	297,945
2018	1.52	1.28	2,760,817
2017	1.25	1.52	2,212,509
2016	1.27	1.25	2,470,307
2015	1.32	1.27	2,437,905
2014	1.33	1.32	1,006,821
2013	1.13	1.33	913,600
2012	0.99	1.13	636,660
2011	1.08	0.99	888,728
2010	0.97	1.08	833,234

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.49	$1.91	–
2018	1.75	1.49	1,145,490
2017	1.42	1.75	1,233,029
2016	1.43	1.42	1,335,150
2015	1.46	1.43	1,603,106
2014	1.46	1.46	1,678,182
2013	1.23	1.46	1,721,215
2012	1.06	1.23	1,694,689
2011	1.14	1.06	1,746,814
2010	1.01	1.14	1,852,113
Invesco International Growth Fund R6 Class – 06-CXW
Band 125
2019	$1.03	$1.31	1,389
2018	1.23	1.03	1,389
Invesco Mid Cap Core Equity Fund A Class – 06-315
Band 125
2019	$2.11	$2.62	50,876
2018	2.43	2.11	67,081
2017	2.14	2.43	145,241
2016	1.93	2.14	259,199
2015	2.05	1.93	1,030,485
2014	1.98	2.05	1,471,345
2013	1.55	1.98	2,103,627
2012	1.42	1.55	2,557,061
2011	1.54	1.42	3,252,099
2010	1.38	1.54	2,937,721
Band 0
2019	$2.60	$3.27	–
2018	2.95	2.60	–
2017	2.56	2.95	–
2016	2.29	2.56	–
2015	2.39	2.29	–
2014	2.29	2.39	–
2013	1.77	2.29	–
2012	1.61	1.77	48,740
2011	1.71	1.61	26,620
2010	1.52	1.71	14,721
Invesco Mid Cap Core Equity Fund R Class – 06-495
Band 125
2019	$2.06	$2.55	297,645
2018	2.37	2.06	468,734
2017	2.09	2.37	509,742
2016	1.90	2.09	761,274
2015	2.01	1.90	1,074,234
2014	1.95	2.01	1,265,951
2013	1.54	1.95	2,050,918
2012	1.41	1.54	2,608,891
2011	1.53	1.41	2,712,405
2010	1.38	1.53	2,742,986

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.14	$2.65	97,199
2018	2.46	2.14	104,218
2017	2.16	2.46	136,054
2016	1.95	2.16	153,346
2015	2.07	1.95	126,470
2014	2.00	2.07	157,292
2013	1.57	2.00	9,225
2012	1.44	1.57	28,050
2011	1.56	1.44	28,490
2010	1.40	1.56	20,516
Band 50
2019	$2.31	$2.88	10,366
2018	2.64	2.31	13,233
2017	2.31	2.64	13,600
2016	2.08	2.31	27,520
2015	2.19	2.08	50,695
2014	2.11	2.19	30,661
2013	1.65	2.11	26,740
2012	1.50	1.65	23,096
2011	1.61	1.50	23,609
2010	1.45	1.61	12,134
Band 0
2019	$2.49	$3.12	–
2018	2.83	2.49	–
2017	2.47	2.83	–
2016	2.21	2.47	–
2015	2.32	2.21	8,134
2014	2.22	2.32	10,194
2013	1.72	2.22	75,895
2012	1.57	1.72	222,176
2011	1.67	1.57	202,151
2010	1.49	1.67	133,941
Invesco Mid Cap Growth Fund A Class – 06-024
Band 125
2019	$1.41	$1.86	72,573
2018	1.51	1.41	72,282
2017	1.25	1.51	63,865
2016	1.26	1.25	118,681
2015	1.26	1.26	81,180
2014	1.18	1.26	94,154
2013	1.00 (07/01/13)	1.18	110,687
Invesco Mid Cap Growth Fund R Class – 06-493
Band 125
2019	$1.56	$2.06	–
2018	1.68	1.56	1
2017	1.40	1.68	–
2016	1.41	1.40	–
2015	1.42	1.41	1
2014	1.33	1.42	20,442
2013	0.99	1.33	17,636

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.59	$2.10	14,243
2018	1.71	1.59	11,449
2017	1.42	1.71	5,851
2016	1.43	1.42	3,678
2015	1.43	1.43	4,429
2014	1.34	1.43	7,522
2013	0.99	1.34	5,690
2012	1.00 (04/12/12)	0.99	4,757
Invesco Mid Cap Growth Fund R5 Class – 06-494
Band 125
2019	$1.63	$2.16	702,665
2018	1.75	1.63	698,080
2017	1.44	1.75	654,005
2016	1.45	1.44	492,137
2015	1.44	1.45	506,173
2014	1.35	1.44	413,971
2013	0.99	1.35	25,674
2012	1.00 (04/12/12)	0.99	21,091
Invesco Small Cap Growth Fund A Class – 06-320
Band 125
2019	$3.00	$3.68	1,646,590
2018	3.34	3.00	3,033,878
2017	2.71	3.34	3,304,165
2016	2.46	2.71	3,805,368
2015	2.54	2.46	2,928,831
2014	2.39	2.54	1,624,938
2013	1.73	2.39	1,374,234
2012	1.48	1.73	1,839,885
2011	1.52	1.48	315,928
2010	1.22	1.52	437,613
Band 0
2019	$3.69	$4.59	–
2018	4.06	3.69	–
2017	3.25	4.06	–
2016	2.92	3.25	–
2015	2.97	2.92	200,188
2014	2.76	2.97	170,375
2013	1.97	2.76	182,618
2012	1.67	1.97	104,686
2011	1.69	1.67	126,374
2010	1.34	1.69	68,326

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Small Cap Growth Fund R Class – 06-595
Band 125
2019	$2.87	$3.51	540,984
2018	3.20	2.87	836,789
2017	2.60	3.20	947,919
2016	2.37	2.60	1,281,456
2015	2.45	2.37	1,085,659
2014	2.31	2.45	1,270,210
2013	1.68	2.31	988,520
2012	1.44	1.68	946,450
2011	1.48	1.44	499,134
2010	1.19	1.48	353,974
Band 100
2019	$2.98	$3.66	84,663
2018	3.31	2.98	109,460
2017	2.69	3.31	144,704
2016	2.44	2.69	159,464
2015	2.52	2.44	145,368
2014	2.37	2.52	107,547
2013	1.72	2.37	5,325
Band 0
2019	$3.47	$4.30	3,979
2018	3.82	3.47	4,119
2017	3.07	3.82	3,320
2016	2.76	3.07	144,073
2015	2.82	2.76	18,447
2014	2.63	2.82	135,104
2013	1.88	2.63	113,845
2012	1.60	1.88	173,976
2011	1.62	1.60	7,952
2010	1.29	1.62	649
Invesco Small Cap Growth Fund R6 Class – 06-CXX
Band 125
2019	$1.09	$1.34	3,226,493
2018	1.20	1.09	1,167,385
2017	0.97	1.20	44,045
Invesco Technology Fund A Class – 06-855
Band 125
2019	$3.17	$4.24	95,159
2018	3.24	3.17	92,191
2017	2.43	3.24	80,886
2016	2.49	2.43	42,786
2015	2.37	2.49	97,805
2014	2.17	2.37	91,266
2013	1.76	2.17	74,943
2012	1.61	1.76	92,035
2011	1.69	1.61	87,089
2010	1.41	1.69	118,892

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$3.30	$4.42	30,512
2018	3.36	3.30	30,655
2017	2.52	3.36	30,517
2016	2.57	2.52	–
2015	2.44	2.57	10,153
Invesco Technology Fund Investor Class – 06-805
Band 125
2019	$1.53	$2.04	33,381
2018	1.56	1.53	26,019
2017	1.17	1.56	43,586
2016	1.20	1.17	38,719
2015	1.14	1.20	73,260
2014	1.04	1.14	50,331
2013	0.84	1.04	65,544
2012	0.77	0.84	212,016
2011	0.81	0.77	193,792
2010	0.68	0.81	281,888
Invesco Value Opportunities Fund A Class – 06-814
Band 125
2019	$1.35	$1.73	1,841
2018	1.70	1.35	1,550
2017	1.47	1.70	8,620
2016	1.26	1.47	8,179
2015	1.43	1.26	44,376
2014	1.36	1.43	279,157
2013	1.04	1.36	259,271
2012	0.89	1.04	298,615
2011	1.00 (04/28/11)	0.89	317,722
Invesco Value Opportunities Fund R Class – 06-813
Band 125
2019	$1.36	$1.74	41,710
2018	1.72	1.36	87,716
2017	1.49	1.72	84,672
2016	1.28	1.49	64,459
2015	1.45	1.28	128,149
2014	1.39	1.45	112,453
2013	1.06	1.39	113,518
2012	0.92	1.06	106,329
2011	1.00 (05/20/11)	0.92	85,864
Band 100
2019	$1.39	$1.78	18,240
2018	1.75	1.39	14,086
2017	1.51	1.75	14,090
2016	1.30	1.51	14,097
2015	1.47	1.30	49,840
2014	1.39	1.47	45,493

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
iShares MSCI Total Intl Idx K Class – 06-46N
Band 125
2019	$1.00 (08/30/19)	$1.12	1,132,714
iShares Russell 2000 Small-Cap Index Fund K Class – 06-3GR
Band 125
2019	$0.80	$0.99	163,115
iShares S&P 500 Index Fund K Class – 06-3G4
Band 125
2019	$0.89	$1.15	2,002,099
Ivy Asset Strategy Fund R Class – 06-007
Band 125
2019	$1.02	$1.22	53,559
2018	1.09	1.02	44,241
2017	0.94	1.09	37,438
2016	1.01	0.94	31,105
2015	1.12	1.01	116,298
2014	1.20	1.12	75,114
Ivy Balanced Fund R Class – 06-009
Band 125
2019	$1.23	$1.47	55,935
2018	1.29	1.23	56
2017	1.18	1.29	59
2016	1.17	1.18	298
2015	1.20	1.17	190
2014	1.13	1.20	230
Ivy Balanced Fund Y Class – 06-010
Band 125
2019	$1.25	$1.51	–
2018	1.31	1.25	63,615
2017	1.19	1.31	653,977
2016	1.18	1.19	1,125,865
2015	1.20	1.18	6,640,665
2014	1.13	1.20	6,821,637
2013	1.00 (06/20/13)	1.13	20,422
Ivy Energy Fund R Class – 06-CGP
Band 125
2019	$0.64	$0.66	1,696
2018	1.00	0.64	1,861
2017	1.16	1.00	11,387
2016	0.88	1.16	265,992
Ivy Energy Fund Y Class – 06-CGR
Band 125
2019	$0.65	$0.67	300,391
2018	1.00	0.65	781,638
2017	1.17	1.00	719,722
2016	0.88	1.17	162,495

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy High Income Fund R Class – 06-011
Band 125
2019	$1.12	$1.23	40,369
2018	1.17	1.12	73,599
2017	1.10	1.17	100,249
2016	0.96	1.10	108,917
2015	1.05	0.96	115,539
2014	1.05	1.05	169,593
2013	1.00 (06/20/13)	1.05	90,481
Ivy High Income Fund N Class – 06-GMF
Band 125
2019	$0.97	$1.07	62,044
Ivy High Income Fund Y Class – 06-012
Band 125
2019	$1.14	$1.26	643,895
2018	1.19	1.14	575,871
2017	1.12	1.19	629,321
2016	0.97	1.12	1,689,213
2015	1.06	0.97	2,660,737
2014	1.05	1.06	2,435,926
Ivy Science and Technology Fund R Class – 06-CGT
Band 125
2019	$1.20	$1.77	–
2018	1.28	1.20	14,919
2017	0.98	1.28	4,704
2016	0.98	0.98	2,105
Band 0
2019	$1.24	$1.86	–
2018	1.31	1.24	–
2017	0.99	1.31	–
2016	0.98	0.99	39,611
Ivy Science and Technology Fund Y Class – 06-CGV
Band 125
2019	$1.21	$1.79	–
2018	1.29	1.21	15,712
2017	0.98	1.29	14,245
Ivy Small Cap Core Fund N Class – 06-FNR
Band 125
2019	$0.98	$1.20	274,398
2018	1.10	0.98	6,343
Ivy Small Cap Core Fund R Class – 06-FPP
Band 125
2019	$0.96	$1.18	251,766
2018	1.09	0.96	25,615
2017	0.98	1.09	1,262
Band 0
2019	$0.99	$1.22	14,336

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy Small Cap Core Fund Y Class – 06-FPF
Band 125
2019	$0.97	$1.19	46,299
Janus Henderson Enterprise Fund A Class – 06-CMC
Band 125
2019	$1.31	$1.75	820,529
2018	1.35	1.31	998,069
2017	1.08	1.35	1,191,069
2016	1.00 (05/12/16)	1.08	878,486
Janus Henderson Enterprise Fund S Class – 06-CMF
Band 125
2019	$1.31	$1.75	376,523
2018	1.35	1.31	423,918
2017	1.08	1.35	380,160
2016	1.00 (05/12/16)	1.08	99,151
Janus Henderson Balanced Fund N Class – 06-CYC
Band 125
2019	$1.16	$1.41	2,641,708
2018	1.17	1.16	2,503,379
2017	0.99	1.17	124,572
Janus Henderson Balanced Fund R Class – 06-612
Band 125
2019	$1.63	$1.96	4,147,964
2018	1.65	1.63	5,227,033
2017	1.42	1.65	9,436,943
2016	1.38	1.42	11,562,404
2015	1.40	1.38	1,693,139
2014	1.31	1.40	694,075
2013	1.12	1.31	372,120
2012	1.01	1.12	320,937
2011	1.01	1.01	335,834
Band 100
2019	$1.66	$2.00	1,315,132
2018	1.68	1.66	1,503,080
2017	1.44	1.68	1,778,536
2016	1.40	1.44	2,058,251
Band 50
2019	$1.73	$2.10	1,290,236
2018	1.74	1.73	1,467,773
2017	1.48	1.74	1,543,050
2016	1.44	1.48	1,620,986
Band 0
2019	$1.80	$2.20	210,447
2018	1.80	1.80	195,957
2017	1.53	1.80	179,642
2016	1.47	1.53	229,822

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Balanced Portfolio Service Class – 06-611
Band 125
2019	$1.70	$2.05	27,031,276
2018	1.71	1.70	28,361,438
2017	1.47	1.71	31,120,389
2016	1.42	1.47	38,334,266
2015	1.43	1.42	3,634,578
2014	1.34	1.43	3,080,074
2013	1.13	1.34	1,864,519
2012	1.01	1.13	255,069
2011	1.01	1.01	3,622
Band 0
2019	$1.88	$2.30	–
2018	1.87	1.88	–
2017	1.58	1.87	–
2016	1.52	1.58	242,693
Janus Henderson Enterprise Fund N Class – 06-CYF
Band 125
2019	$1.20	$1.61	117,652
2018	1.23	1.20	1,110,724
2017	0.98	1.23	32,530
Janus Henderson Flexible Bond Fund N Class – 06-CYG
Band 125
2019	$1.00	$1.09	3,989,331
2018	1.02	1.00	616,296
2017	1.00	1.02	6,395
Janus Henderson Flexible Bond Portfolio Institutional Class – 06-601
Band 125
2019	$2.44	$2.64	4,052,068
2018	2.50	2.44	10,367,826
2017	2.44	2.50	15,581,066
Band 0
2019	$3.21	$3.51	575,003
2018	3.24	3.21	645,816
2017	3.13	3.24	661,510
Janus Henderson Forty Fund A Class – 06-603
Band 125
2019	$2.45	$3.30	1,145,085
2018	2.45	2.45	43,788
2017	1.92	2.45	27,183
2016	1.91	1.92	20,087
2015	1.73	1.91	169,488
2014	1.61	1.73	–
2013	1.24	1.61	–
2012	1.01	1.24	411,056
2011	1.10	1.01	429,708

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Forty Fund R Class – 06-154
Band 125
2019	$2.86	$3.84	575,961
2018	2.87	2.86	672,425
2017	2.26	2.87	720,898
2016	2.25	2.26	766,355
2015	2.04	2.25	1,007,626
2014	1.91	2.04	1,459,106
2013	1.47	1.91	1,747,599
2012	1.21	1.47	1,966,461
2011	1.33	1.21	1,872,952
2010	1.27	1.33	2,641,291
Band 100
2019	$2.96	$3.98	212,496
2018	2.96	2.96	253,532
2017	2.33	2.96	302,194
2016	2.31	2.33	363,077
2015	2.09	2.31	389,351
2014	1.95	2.09	192,506
2013	1.50	1.95	17,771
2012	1.23	1.50	17,014
2011	1.35	1.23	13,049
2010	1.29	1.35	21,104
Band 0
2019	$3.39	$4.61	–
2018	3.36	3.39	–
2017	2.61	3.36	–
2016	2.57	2.61	–
2015	2.30	2.57	5,050
2014	2.13	2.30	3,361
2013	1.62	2.13	4,064
2012	1.32	1.62	3,761
2011	1.42	1.32	3,479
2010	1.35	1.42	7,975
Janus Henderson Global Equity Income Fund N Class – 06-GMJ
Band 125
2019	$0.85	$1.02	590,595
2018	1.02	0.85	158,966
Janus Henderson Global Equity Income Fund S Class – 06-GMK
Band 125
2019	$0.84	$1.00	7,985
Band 0
2019	$0.85	$1.03	11,237
2018	1.02	0.85	42,315
Janus Henderson Global Life Sciences Fund S Class – 06-CGW
Band 125
2019	$1.08	$1.38	30,854
2018	1.06	1.08	79,672
2017	0.88	1.06	68,537
2016	1.01	0.88	33,236

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Global Life Sciences Fund T Class – 06-CGX
Band 125
2019	$1.09	$1.39	7,753
2018	1.06	1.09	143,414
2017	0.88	1.06	136,247
2016	1.01	0.88	10,986
Janus Henderson Global Research Portfolio Institutional Class – 06-600
Band 125
2019	$2.40	$3.06	4,089,894
2018	2.61	2.40	4,593,941
2017	2.08	2.61	4,875,621
2016	2.07	2.08	5,529,684
2015	2.14	2.07	5,947,745
2014	2.02	2.14	6,378,703
2013	1.59	2.02	6,830,773
2012	1.34	1.59	7,652,064
2011	1.57	1.34	9,222,266
2010	1.38	1.57	10,240,529
Janus Henderson Global Technology Fund N Class – 06-3CM
Band 125
2019	$0.90	$1.29	136,279
Janus Henderson Growth and Income Fund R Class – 06-156
Band 125
2019	$2.06	$2.56	95,406
2018	2.14	2.06	113,259
2017	1.74	2.14	99,334
2016	1.57	1.74	116,554
2015	1.58	1.57	114,084
2014	1.45	1.58	125,485
2013	1.11	1.45	164,001
2012	0.97	1.11	158,828
2011	1.00	0.97	236,176
2010	0.94	1.00	180,253
Band 100
2019	$2.13	$2.66	45,996
2018	2.21	2.13	86,091
2017	1.80	2.21	90,802
2016	1.62	1.80	88,577
2015	1.62	1.62	48,048
2014	1.48	1.62	51,121
2013	1.14	1.48	7,298
Band 50
2019	$2.28	$2.86	182,749
2018	2.35	2.28	240,189
2017	1.90	2.35	244,611
2016	1.70	1.90	348,386
2015	1.70	1.70	351,085
2014	1.54	1.70	460,836
2013	1.18	1.54	541,402
2012	1.02	1.18	586,663
2011	1.05	1.02	549,976
2010	0.97	1.05	500,556

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Mid Cap Value Fund A Class – 06-604
Band 125
2019	$1.65	$2.12	22,645
2018	1.93	1.65	239,282
2017	1.72	1.93	33,286
2016	1.47	1.72	16,216
2015	1.55	1.47	22,716
2014	1.45	1.55	19,314
2013	1.16	1.45	4,360,263
2012	1.07	1.16	4,501,986
2011	1.11	1.07	4,395,335
2010	1.00 (05/27/10)	1.11	3,907,363
Janus Henderson Mid Cap Value Fund R Class – 06-261
Band 125
2019	$1.66	$2.12	150,493
2018	1.95	1.66	325,718
2017	1.74	1.95	409,425
2016	1.49	1.74	555,879
2015	1.58	1.49	824,186
2014	1.47	1.58	909,407
2013	1.19	1.47	2,114,375
2012	1.10	1.19	2,953,743
2011	1.15	1.10	2,542,169
2010	1.02	1.15	1,975,053
Band 100
2019	$1.71	$2.19	55,391
2018	2.00	1.71	60,710
2017	1.79	2.00	69,062
2016	1.53	1.79	68,764
2015	1.61	1.53	72,213
2014	1.50	1.61	78,547
2013	1.21	1.50	11,299
2012	1.11	1.21	8,672
2011	1.16	1.11	6,168
2010	1.03	1.16	3,629
Band 50
2019	$1.82	$2.34	40,520
2018	2.12	1.82	58,126
2017	1.88	2.12	90,165
2016	1.60	1.88	44,606
2015	1.68	1.60	46,224
2014	1.56	1.68	41,846
2013	1.25	1.56	41,530
2012	1.14	1.25	33,428
2011	1.18	1.14	27,893

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.93	$2.50	–
2018	2.24	1.93	–
2017	1.98	2.24	–
2016	1.67	1.98	–
2015	1.75	1.67	10,417
2014	1.61	1.75	13,884
2013	1.29	1.61	30,492
2012	1.17	1.29	164,113
2011	1.21	1.17	154,141
2010	1.06	1.21	34,837
Janus Henderson Mid Cap Value Portfolio Service Class – 06-259
Band 125
2019	$1.73	$2.22	6,286
2018	2.03	1.73	14,796
2017	1.81	2.03	14,065
2016	1.55	1.81	42,868
2015	1.62	1.55	52,026
2014	1.52	1.62	378,158
2013	1.22	1.52	488,417
2012	1.12	1.22	1,092,798
2011	1.16	1.12	990,933
2010	1.02	1.16	953,008
Band 0
2019	$2.02	$2.62	–
2018	2.34	2.02	–
2017	2.06	2.34	–
2016	1.73	2.06	–
2015	1.80	1.73	–
2014	1.66	1.80	–
2013	1.32	1.66	–
2012	1.19	1.32	140,769
2011	1.23	1.19	150,727
2010	1.06	1.23	55,902
Janus Henderson Research Fund A Class – 06-888
Band 125
2019	$1.28	$1.71	163,913
2018	1.34	1.28	36,249
2017	1.07	1.34	230,443
2016	1.07	1.07	8,954
2015	1.00 (01/15/15)	1.07	11
Janus Henderson Small Cap Value Fund N Class – 06-FCH
Band 125
2019	$0.95	$1.19	757,043
2018	1.11	0.95	179,039
2017	1.00	1.11	18,972

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Small Cap Value Fund Service Class – 06-615
Band 125
2019	$2.40	$2.98	3,313,267
2018	2.81	2.40	500,901
2017	2.53	2.81	479,952
2016	2.04	2.53	500,371
2015	2.12	2.04	488,973
2014	2.01	2.12	606,027
2013	1.57	2.01	633,541
2012	1.46	1.57	771,812
2011	1.54	1.46	837,291
2010	1.33	1.54	684,370
Band 100
2019	$2.50	$3.11	5,308
2018	2.91	2.50	5,393
2017	2.62	2.91	38,101
2016	2.10	2.62	50,196
2015	2.18	2.10	7,806
Band 25
2019	$2.80	$3.51	–
2018	3.24	2.80	–
2017	2.89	3.24	–
2016	2.30	2.89	–
2015	2.38	2.30	–
2014	2.23	2.38	–
2013	1.73	2.23	–
2012	1.59	1.73	–
2011	1.66	1.59	–
2010	1.41	1.66	147,203
Band 0
2019	$2.91	$3.66	37,605
2018	3.36	2.91	42,476
2017	2.99	3.36	22,942
2016	2.37	2.99	17,143
2015	2.44	2.37	16,974
2014	2.29	2.44	12,983
2013	1.77	2.29	10,990
2012	1.62	1.77	7,263
2011	1.69	1.62	5,411
2010	1.43	1.69	3,919
Janus Henderson Triton Fund A Class – 06-889
Band 125
2019	$1.32	$1.67	10,579,881
2018	1.41	1.32	8,760,757
2017	1.13	1.41	6,435,362
2016	1.04	1.13	4,203,157
Janus Henderson Triton Fund N Class – 06-CYH
Band 125
2019	$1.15	$1.46	5,377,999
2018	1.23	1.15	4,379,720
2017	0.98	1.23	182,679

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.18	$1.52	1,706,123
2018	1.24	1.18	1,835,784
2017	0.98	1.24	1,765,773
Janus Henderson Triton Fund Service Class – 06-921
Band 125
2019	$1.32	$1.66	1,174,079
2018	1.41	1.32	1,303,770
2017	1.13	1.41	1,404,898
2016	1.04	1.13	575,530
2015	1.00 (01/15/15)	1.04	165,273
Band 0
2019	$1.38	$1.77	270,785
2018	1.46	1.38	525,020
2017	1.16	1.46	417,560
2016	1.05	1.16	485,209
Janus Henderson U.S. Managed Volatility Fund Service Class – 06-954
Band 125
2019	$1.15	$1.40	31,400
2018	1.22	1.15	92,279
2017	1.03	1.22	108,238
2016	0.96	1.03	118,749
2015	1.00 (03/24/15)	0.96	121,464
Band 100
2019	$1.16	$1.42	23,895
2018	1.22	1.16	31,532
2017	1.03	1.22	40,448
2016	0.97	1.03	128,959
2015	1.00 (03/24/15)	0.97	140,866
Janus Henderson Venture Fund N Class – 06-3P3
Band 125
2019	$0.90	$1.17	348,890
John Hancock Bond Fund R6 Class – 06-3HM
Band 125
2019	$0.99	$1.08	2,484
2018	1.00 (08/23/18)	0.99	5,082
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class – 06-3GN
Band 125
2019	$0.95	$1.09	241
2018	1.00 (08/23/18)	0.95	242
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class – 06-3H3
Band 125
2019	$0.94	$1.09	4,082
2018	1.00 (08/23/18)	0.94	656
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class – 06-3H4
Band 125
2019	$0.93	$1.09	35,557
2018	1.00 (08/23/18)	0.93	27,906

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class – 06-3H6
Band 125
2019	$0.92	$1.09	63,176
2018	1.00 (08/23/18)	0.92	44,815
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class – 06-3H7
Band 125
2019	$0.91	$1.09	87,170
2018	1.00 (08/23/18)	0.91	51,598
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class – 06-3H9
Band 125
2019	$0.90	$1.09	293,619
2018	1.00 (08/23/18)	0.90	227,268
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class – 06-3J3
Band 125
2019	$0.89	$1.09	133,764
2018	1.00 (08/23/18)	0.89	97,760
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class – 06-3HF
Band 125
2019	$0.89	$1.09	201,626
2018	1.00 (08/23/18)	0.89	139,447
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class – 06-3HG
Band 125
2019	$0.89	$1.09	46,668
2018	1.00 (08/23/18)	0.89	47,349
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class – 06-3HH
Band 125
2019	$0.89	$1.09	19,937
2018	1.00 (08/23/18)	0.89	2,773
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class – 06-3HJ
Band 125
2019	$0.89	$1.09	15,001
2018	1.00 (08/23/18)	0.89	4,603
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class – 06-3HP
Band 125
2019	$0.99	$1.07	–
2018	1.00 (08/23/18)	0.99	186
JPMorgan Equity Income Fund R4 Class – 06-FXX
Band 125
2019	$1.04	$1.30	167,260
2018	1.11	1.04	165,466
JPMorgan Equity Income Fund R6 Class – 06-FXY
Band 125
2019	$1.05	$1.31	7,074,951
2018	1.11	1.05	770,003
JPMorgan Government Bond Fund R4 Class – 06-FYC
Band 125
2019	$0.99	$1.04	649
2018	0.99	0.99	82,767

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Government Bond Fund R6 Class – 06-FYF
Band 125
2019	$0.99	$1.04	10,205
2018	0.99	0.99	4,526
JPMorgan Large Cap Growth Fund R6 Class – 06-3GJ
Band 125
2019	$0.84	$1.16	9,016
JPMorgan Large Cap Value Fund R6 Class – 06-3GF
Band 125
2019	$0.85	$1.07	181,959
JPMorgan Mid Cap Growth Fund R4 Class – 06-FYG
Band 125
2019	$1.04	$1.43	2,148,052
2018	1.11	1.04	1,294,538
2017	1.00 (06/22/17)	1.11	700,577
JPMorgan Mid Cap Growth Fund R6 Class – 06-FYH
Band 125
2019	$1.04	$1.44	2,945,793
2018	1.11	1.04	2,453,754
2017	1.00 (06/22/17)	1.11	104,215
JPMorgan Mid Cap Value Fund R4 Class – 06-FYJ
Band 125
2019	$0.93	$1.16	30,468
2018	1.07	0.93	29,652
JPMorgan Mid Cap Value Fund R6 Class – 06-FYK
Band 125
2019	$0.93	$1.17	883,011
2018	1.07	0.93	679,250
JPMorgan Small Cap Growth Fund R6 Class – 06-3JM
Band 125
2019	$0.77	$1.05	311,656
JPMorgan SmartRetirement Blend 2020 Fund R6 Class – 06-GGN
Band 125
2019	$0.96	$1.10	3,549,087
2018	1.02	0.96	2,709,383
JPMorgan SmartRetirement Blend 2025 Fund R6 Class – 06-GGP
Band 125
2019	$0.95	$1.11	1,850,122
2018	1.02	0.95	1,508,457
JPMorgan SmartRetirement Blend 2030 Fund R6 Class – 06-GGR
Band 125
2019	$0.95	$1.13	2,632,899
2018	1.03	0.95	1,760,645
JPMorgan SmartRetirement Blend 2035 Fund R6 Class – 06-GGT
Band 125
2019	$0.94	$1.14	2,243,189
2018	1.03	0.94	2,056,421

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan SmartRetirement Blend 2040 Fund R6 Class – 06-GGV
Band 125
2019	$0.94	$1.15	1,497,919
2018	1.03	0.94	1,060,561
JPMorgan SmartRetirement Blend 2045 Fund R6 Class – 06-GGW
Band 125
2019	$0.93	$1.15	1,291,200
2018	1.03	0.93	821,680
JPMorgan SmartRetirement Blend 2050 Fund R6 Class – 06-GGX
Band 125
2019	$0.93	$1.15	935,929
2018	1.03	0.93	519,195
JPMorgan SmartRetirement Blend 2055 Fund R6 Class – 06-GGY
Band 125
2019	$0.93	$1.15	542,362
2018	1.03	0.93	339,943
JPMorgan SmartRetirement Blend 2060 Fund R6 Class – 06-GHC
Band 125
2019	$0.94	$1.16	273,881
2018	1.03	0.94	146,879
JPMorgan SmartRetirement Blend Inc Fund R6 Class – 06-GHF
Band 125
2019	$0.96	$1.09	60,734
2018	1.01	0.96	66,213
JPMorgan U.S. Small Company Fund R4 Class – 06-FYM
Band 125
2019	$0.94	$1.13	6,870
2018	1.08	0.94	13,892
JPMorgan U.S. Small Company Fund R6 Class – 06-FYN
Band 125
2019	$0.94	$1.14	262,868
2018	1.08	0.94	333,109
JPMorgan Value Advantage Fund R4 Class – 06-GJH
Band 125
2019	$0.94	$1.18	16,066,025
2018	1.05	0.94	15,108,372
JPMorgan Value Advantage Fund R6 Class – 06-GJJ
Band 125
2019	$0.94	$1.19	1,783,067
Catholic Investor International Equity Fund Institutional Class – 06-FRP
Band 125
2019	$0.99	$1.15	86,392
2018	1.14	0.99	38,894
2017	1.00 (06/22/17)	1.14	60,787
Catholic Investor Large Cap Value Fund Institutional Class – 06-FRT
Band 125
2019	$0.99	$1.26	469,851
2018	1.10	0.99	460,845
2017	1.00 (06/22/17)	1.10	463,464

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Catholic Investor Small Cap Equity Fund Institutional Class – 06-FRV
Band 125
2019	$0.92	$1.13	433,718
2018	1.10	0.92	394,194
2017	1.00 (06/22/17)	1.10	447,339
BrandywineGLOBAL – Global Opportunities Bond Fund FI Class – 06-709
Band 125
2019	$0.98	$1.05	401,119
2018	1.05	0.98	2,944,191
2017	0.94	1.05	3,363,619
2016	0.91	0.94	2,450,518
2015	1.02	0.91	1,717,485
2014	0.97	1.02	397,711
2013	1.03	0.97	10,575
BrandywineGLOBAL – Global Opportunities Bond Fund R Class – 06-714
Band 125
2019	$0.96	$1.03	–
2018	1.03	0.96	(6)
2017	0.93	1.03	95,810
2016	0.91	0.93	119,845
2015	1.01	0.91	187,696
2014	0.97	1.01	118,131
2013	1.03	0.97	89,643
Band 0
2019	$1.04	$1.13	–
2018	1.10	1.04	22,751
2017	0.98	1.10	22,763
2016	0.94	0.98	22,773
2015	1.04	0.94	29,771
Loomis Sayles Bond Fund N Class – 06-3XN
Band 125
2019	$1.00 (05/24/19)	$1.05	40,365
Loomis Sayles Small Cap Growth Fund N Class – 06-3JG
Band 125
2019	$0.80	$1.01	–
2018	1.00 (09/20/18)	0.80	1,155,129
Lord Abbett Bond-Debenture Fund R3 Class – 06-072
Band 125
2019	$1.07	$1.20	10,716
2018	1.13	1.07	26,781
Lord Abbett Bond-Debenture Fund R5 Class – 06-CJT
Band 125
2019	$1.19	$1.33	2,035
2018	1.25	1.19	–
2017	1.15	1.25	1,653

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Calibrated Dividend Growth Fund A Class – 06-423
Band 125
2019	$1.43	$1.79	–
2018	1.52	1.43	–
2017	1.29	1.52	–
2016	1.14	1.29	–
2015	1.18	1.14	–
2014	1.07	1.18	–
2013	1.00 (10/11/13)	1.07	13,689
Lord Abbett Calibrated Dividend Growth Fund R3 Class – 06-424
Band 125
2019	$1.41	$1.76	92,944
2018	1.50	1.41	72,485
2017	1.28	1.50	95,999
2016	1.13	1.28	103,199
2015	1.17	1.13	76,029
2014	1.07	1.17	68,064
2013	1.00 (10/11/13)	1.07	75,289
Band 100
2019	$1.43	$1.79	–
2018	1.52	1.43	21,056
2017	1.29	1.52	120,996
2016	1.13	1.29	139,760
2015	1.18	1.13	68,766
2014	1.07	1.18	68,766
2013	1.00 (10/11/13)	1.07	10,397
Lord Abbett Calibrated Dividend Growth Fund R5 Class – 06-CJV
Band 125
2019	$1.35	$1.69	4,193
2018	1.43	1.35	2,274
2017	1.21	1.43	1,175
2016	1.00 (01/21/16)	1.21	78
Lord Abbett Developing Growth Fund A Class – 06-732
Band 125
2019	$1.82	$2.37	100,386
2018	1.75	1.82	112,084
2017	1.37	1.75	91,946
2016	1.42	1.37	202,948
2015	1.58	1.42	290,101
2014	1.55	1.58	360,349
2013	1.00	1.55	346,007
2012	0.92	1.00	234,395
2011	1.00 (06/23/11)	0.92	23,442

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.00	$2.64	–
2018	1.90	2.00	–
2017	1.47	1.90	–
2016	1.51	1.47	2,081,508
2015	1.65	1.51	2,074,073
2014	1.60	1.65	1,906,308
2013	1.02	1.60	2,271,156
2012	0.92	1.02	2,530,975
Lord Abbett Developing Growth Fund P Class – 06-960
Band 125
2019	$3.26	$4.24	128,993
2018	3.14	3.26	257,104
2017	2.45	3.14	272,750
2016	2.55	2.45	310,525
2015	2.83	2.55	347,933
2014	2.78	2.83	489,086
2013	1.79	2.78	922,022
2012	1.64	1.79	553,655
2011	1.69	1.64	610,474
2010	1.27	1.69	382,129
Band 100
2019	$3.37	$4.40	104,415
2018	3.25	3.37	122,309
2017	2.52	3.25	169,110
2016	2.62	2.52	205,293
2015	2.90	2.62	306,994
2014	2.84	2.90	292,797
2013	1.82	2.84	37,849
2012	1.67	1.82	48,976
2011	1.72	1.67	41,506
2010	1.27	1.72	37,783
Band 25
2019	$3.75	$4.93	–
2018	3.58	3.75	–
2017	2.76	3.58	–
2016	2.85	2.76	–
2015	3.13	2.85	–
2014	3.04	3.13	–
2013	1.94	3.04	–
2012	1.76	1.94	–
2011	1.80	1.76	–
2010	1.32	1.80	210,432

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.88	$5.11	–
2018	3.70	3.88	75,206
2017	2.85	3.70	87,987
2016	2.93	2.85	132,088
2015	3.21	2.93	133,297
2014	3.11	3.21	121,746
2013	1.98	3.11	115,991
2012	1.79	1.98	150,316
2011	1.82	1.79	146,200
2010	1.34	1.82	229,549
Lord Abbett Developing Growth Fund R3 Class – 06-369
Band 125
2019	$1.96	$2.55	162,653
2018	1.89	1.96	194,763
2017	1.48	1.89	325,461
2016	1.54	1.48	1,080,917
2015	1.72	1.54	1,068,460
2014	1.69	1.72	1,327,705
2013	1.09	1.69	1,445,197
2012	1.00	1.09	1,583,064
2011	1.03	1.00	1,530,364
2010	0.77	1.03	793,983
Band 100
2019	$2.01	$2.62	20,685
2018	1.94	2.01	20,685
2017	1.51	1.94	20,685
2016	1.57	1.51	20,685
2015	1.75	1.57	20,685
2014	1.71	1.75	20,685
2013	1.10	1.71	20,685
2012	1.01	1.10	20,685
Lord Abbett Fundamental Equity Fund A Class – 06-733
Band 125
2019	$1.60	$1.94	–
2018	1.77	1.60	–
2017	1.59	1.77	–
2016	1.39	1.59	–
2015	1.45	1.39	–
2014	1.37	1.45	131,504
2013	1.02	1.37	114,738
Lord Abbett Fundamental Equity Fund R3 Class – 06-731
Band 125
2019	$1.58	$1.90	1,480
2018	1.75	1.58	5,039
2017	1.57	1.75	27,239
2016	1.38	1.57	22,505
2015	1.44	1.38	160,378
2014	1.37	1.44	500,380
2013	1.01	1.37	789,689
2012	0.93	1.01	272,563
2011	1.00 (06/23/11)	0.93	394,056

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.12	–
2018	1.89	1.73	–
2017	1.68	1.89	–
2016	1.46	1.68	–
2015	1.51	1.46	–
2014	1.41	1.51	201,478
2013	1.03	1.41	328,397
Lord Abbett Growth Leaders Fund I Class – 06-948
Band 125
2019	$1.38	$1.85	90,968
2018	1.41	1.38	86,765
2017	1.09	1.41	61,309
2016	1.09	1.09	55,104
Lord Abbett Growth Leaders Fund R3 Class – 06-951
Band 125
2019	$1.36	$1.80	41,504
2018	1.39	1.36	39,223
2017	1.08	1.39	108,048
2016	1.09	1.08	84,584
Lord Abbett Growth Leaders Fund R5 Class – 06-CJY
Band 125
2019	$1.40	$1.87	878,374
2018	1.43	1.40	354,891
2017	1.10	1.43	341,858
2016	1.00 (01/21/16)	1.10	366,873
Lord Abbett Growth Opportunities Fund P Class – 06-965
Band 125
2019	$2.35	$3.16	44,750
2018	2.46	2.35	29,415
2017	2.03	2.46	26,436
2016	2.04	2.03	28,936
2015	2.02	2.04	38,783
2014	1.93	2.02	79,119
2013	1.42	1.93	99,661
2012	1.27	1.42	127,706
2011	1.43	1.27	113,297
2010	1.18	1.43	80,768
Band 100
2019	$2.43	$3.28	12,640
2018	2.55	2.43	17,616
2017	2.10	2.55	21,688
2016	2.10	2.10	27,336
2015	2.07	2.10	35,979
2014	1.97	2.07	25,392

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Growth Opportunities Fund R3 Class – 06-371
Band 125
2019	$1.78	$2.39	52,311
2018	1.87	1.78	53,321
2017	1.54	1.87	160,669
2016	1.55	1.54	160,174
2015	1.53	1.55	94,664
2014	1.46	1.53	205,070
2013	1.08	1.46	103,780
2012	0.96	1.08	157,303
2011	1.09	0.96	110,584
2010	0.89	1.09	242,602
Band 0
2019	$2.04	$2.78	–
2018	2.12	2.04	–
2017	1.73	2.12	–
2016	1.71	1.73	–
2015	1.67	1.71	1,143
2014	1.58	1.67	498
2013	1.15	1.58	193
2012	1.01	1.15	193
2011	1.13	1.01	193
2010	0.92	1.13	1,156
Lord Abbett High Yield Fund A Class – 06-057
Band 125
2019	$1.07	$1.22	54,089
2018	1.14	1.07	51,038
2017	1.07	1.14	162,805
2016	0.93	1.07	418,453
2015	0.97	0.93	141,637
2014	1.00 (06/26/14)	0.97	13,559
Lord Abbett High Yield Fund R3 Class – 06-073
Band 125
2019	$1.06	$1.20	125,667
2018	1.13	1.06	239,480
2017	1.06	1.13	241,154
2016	0.93	1.06	264,831
2015	0.97	0.93	276,250
Lord Abbett High Yield Fund R5 Class – 06-CKF
Band 125
2019	$1.20	$1.37	4,710,815
2018	1.28	1.20	3,940,666
2017	1.19	1.28	3,806,067
2016	1.00 (01/21/16)	1.19	35,383
Lord Abbett High Yield Fund R6 Class – 06-CYK
Band 125
2019	$1.01	$1.15	687,025
2018	1.08	1.01	706,153
2017	1.01	1.08	207,443

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett International Opportunities Fund R3 Class – 06-36C
Band 125
2019	$0.75	$0.90	559,923
2018	1.00 (03/15/18)	0.75	3,153,104
Band 0
2019	$0.76	$0.92	655,834
2018	1.00 (03/15/18)	0.76	1,416,716
Lord Abbett International Opportunities Fund R5 Class – 06-36F
Band 125
2019	$0.76	$0.91	1,961,497
2018	1.00 (03/15/18)	0.76	7,124,094
Lord Abbett International Opportunities Fund R6 Class – 06-36G
Band 125
2019	$0.76	$0.91	441,339
2018	1.00 (03/15/18)	0.76	1,189,664
Lord Abbett Mid Cap Stock Fund P Class – 06-970
Band 125
2019	$1.64	$1.98	14,977
2018	1.94	1.64	14,073
2017	1.84	1.94	9,654
2016	1.60	1.84	9,266
2015	1.68	1.60	8,060
2014	1.53	1.68	7,795
2013	1.19	1.53	41,037
2012	1.05	1.19	23,215
2011	1.11	1.05	28,115
2010	0.89	1.11	28,756
Lord Abbett Mid Cap Stock Fund R3 Class – 06-961
Band 125
2019	$2.33	$2.82	29,872
2018	2.77	2.33	36,734
2017	2.62	2.77	306,524
2016	2.29	2.62	64,522
2015	2.40	2.29	60,370
2014	2.18	2.40	59,359
2013	1.70	2.18	85,142
2012	1.51	1.70	65,115
2011	1.59	1.51	38,083
2010	1.28	1.59	5,249
Lord Abbett Small Cap Value Fund P Class – 06-980
Band 125
2019	$2.31	$2.74	–
2018	2.66	2.31	–
2017	2.54	2.66	–
2016	2.14	2.54	–
2015	2.20	2.14	157,053
2014	2.18	2.20	230,612
2013	1.66	2.18	279,365
2012	1.52	1.66	264,747
2011	1.62	1.52	258,432
2010	1.30	1.62	220,695

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Small Cap Value Fund R3 Class – 06-962
Band 125
2019	$2.24	$2.65	51,707
2018	2.58	2.24	60,496
2017	2.46	2.58	52,215
2016	2.07	2.46	58,699
2015	2.13	2.07	54,249
2014	2.12	2.13	74,564
2013	1.61	2.12	113,560
2012	1.47	1.61	166,580
2011	1.57	1.47	162,124
2010	1.26	1.57	90,785
Band 0
2019	$2.52	$3.03	–
2018	2.87	2.52	–
2017	2.71	2.87	–
2016	2.25	2.71	–
2015	2.28	2.25	2,415
2014	2.25	2.28	397
2013	1.68	2.25	–
2012	1.52	1.68	7,503
2011	1.60	1.52	5,123
Lord Abbett Total Return Fund I Class – 06-949
Band 125
2019	$1.01	$1.08	67,356
2018	1.03	1.01	189,005
2017	1.00	1.03	356,298
2016	0.97	1.00	311,939
2015	1.00 (01/15/15)	0.97	8,927
Lord Abbett Total Return Fund R3 Class – 06-952
Band 125
2019	$0.99	$1.06	111,073
2018	1.01	0.99	161,426
2017	0.99	1.01	488,568
2016	0.97	0.99	731,998
2015	1.00 (01/15/15)	0.97	547,927
Lord Abbett Total Return Fund R5 Class – 06-CKJ
Band 125
2019	$1.04	$1.11	928,632
2018	1.06	1.04	775,911
2017	1.03	1.06	884,895
2016	1.00 (01/21/16)	1.03	547,144

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Value Opportunities Fund A Class – 06-967
Band 125
2019	$1.94	$2.35	299,807
2018	2.23	1.94	368,800
2017	2.05	2.23	568,705
2016	1.78	2.05	580,743
2015	1.86	1.78	735,607
2014	1.73	1.86	1,379,860
2013	1.28	1.73	1,829,460
2012	1.18	1.28	1,840,055
2011	1.25	1.18	1,130,022
2010	1.02	1.25	265,481
Band 0
2019	$2.17	$2.67	–
2018	2.47	2.17	–
2017	2.24	2.47	–
2016	1.92	2.24	–
2015	1.98	1.92	–
2014	1.81	1.98	1,339,607
2013	1.33	1.81	1,370,257
2012	1.21	1.33	1,528,042
Lord Abbett Value Opportunities Fund P Class – 06-025
Band 125
2019	$1.24	$1.50	419,791
2018	1.42	1.24	438,721
2017	1.31	1.42	370,768
2016	1.14	1.31	477,043
2015	1.19	1.14	610,088
2014	1.11	1.19	672,947
2013	1.00 (07/12/13)	1.11	732,951
Band 100
2019	$1.25	$1.52	39,380
2018	1.44	1.25	40,950
2017	1.32	1.44	43,122
2016	1.15	1.32	44,799
2015	1.20	1.15	56,398
2014	1.11	1.20	30,223
2013	1.00 (07/12/13)	1.11	1,756
Band 0
2019	$1.32	$1.62	–
2018	1.51	1.32	–
2017	1.37	1.51	–
2016	1.18	1.37	–
2015	1.22	1.18	–
2014	1.12	1.22	–
2013	1.00 (07/12/13)	1.12	68,224

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Value Opportunities Fund R3 Class – 06-968
Band 125
2019	$1.91	$2.31	234,702
2018	2.20	1.91	332,330
2017	2.02	2.20	414,831
2016	1.76	2.02	389,559
2015	1.84	1.76	508,221
2014	1.71	1.84	1,045,034
2013	1.28	1.71	1,057,555
2012	1.18	1.28	905,195
2011	1.25	1.18	595,872
2010	1.02	1.25	90,946
Band 100
2019	$1.95	$2.37	63,622
2018	2.24	1.95	90,837
2017	2.06	2.24	98,106
2016	1.79	2.06	108,530
2015	1.87	1.79	153,596
2014	1.73	1.87	149,322
Band 0
2019	$2.14	$2.62	–
2018	2.43	2.14	–
2017	2.21	2.43	–
2016	1.90	2.21	–
2015	1.96	1.90	6,534
2014	1.80	1.96	94,754
2013	1.33	1.80	99,542
2012	1.21	1.33	17,829
2011	1.27	1.21	21,460
Lord Abbett Value Opportunities Fund R5 Class – 06-CKK
Band 125
2019	$1.20	$1.47	–
2018	1.38	1.20	2,891
Lord Abbett Value Opportunities Fund R6 Class – 06-FYP
Band 125
2019	$0.93	$1.14	674,039
2018	1.07	0.93	760,811
MainStay Large Cap Growth Fund R6 Class – 06-3HY
Band 125
2019	$0.87	$1.15	–
2018	1.00 (08/23/18)	0.87	7,690,721

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Manning & Napier Pro-Blend Conservative Term Series S Class – 06-222
Band 125
2019	$1.45	$1.61	20,113
2018	1.50	1.45	693,093
2017	1.39	1.50	907,195
2016	1.35	1.39	1,502,051
2015	1.41	1.35	1,717,912
2014	1.38	1.41	1,488,741
2013	1.29	1.38	1,581,056
2012	1.20	1.29	678,266
2011	1.19	1.20	620,882
2010	1.10	1.19	229,862
Manning & Napier Pro-Blend Extended Term Series S Class – 06-223
Band 125
2019	$1.48	$1.74	11,045
2018	1.56	1.48	1,409,785
2017	1.38	1.56	2,295,335
2016	1.34	1.38	2,790,804
2015	1.43	1.34	3,329,461
2014	1.38	1.43	2,883,218
2013	1.20	1.38	2,268,424
2012	1.07	1.20	379,120
2011	1.10	1.07	366,431
2010	0.99	1.10	357,856
Manning & Napier Pro-Blend Maximum Term Series S Class – 06-224
Band 125
2019	$1.57	$1.99	146,720
2018	1.70	1.57	1,153,047
2017	1.39	1.70	1,123,334
2016	1.34	1.39	1,110,611
2015	1.44	1.34	1,279,125
2014	1.38	1.44	1,031,194
2013	1.11	1.38	618,923
2012	0.96	1.11	195,166
2011	1.05	0.96	95,885
2010	0.93	1.05	96,990
Manning & Napier Pro-Blend Moderate Term Series S Class – 06-226
Band 125
2019	$1.39	$1.60	59,750
2018	1.46	1.39	3,981,805
2017	1.33	1.46	5,994,996
2016	1.30	1.33	16,612,743
2015	1.38	1.30	18,009,992
2014	1.35	1.38	18,526,866
2013	1.21	1.35	16,467,809
2012	1.10	1.21	10,878,795
2011	1.12	1.10	9,214,054
2010	1.02	1.12	8,031,815
Met West Total Return Bd P Class – 06-47P
Band 125
2019	$1.00 (08/30/19)	$0.94	215,212

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Aggressive Growth Allocation Fund R2 Class – 06-074
Band 125
2019	$1.14	$1.45	53,860
2018	1.24	1.14	9,325
2017	1.02	1.24	3,007
MFS Aggressive Growth Allocation Fund R3 Class – 06-058
Band 125
2019	$1.15	$1.47	699,469
2018	1.25	1.15	17,430
2017	1.03	1.25	8,783
2016	0.97	1.03	2,129
MFS Conservative Allocation Fund R2 Class – 06-075
Band 125
2019	$1.05	$1.21	151,433
2018	1.10	1.05	132,279
2017	1.01	1.10	178,399
MFS Conservative Allocation Fund R3 Class – 06-059
Band 125
2019	$1.06	$1.23	1,118,762
2018	1.11	1.06	782,546
2017	1.01	1.11	562,728
2016	0.97	1.01	335,237
2015	0.99	0.97	97,024
MFS Emerging Markets Debt Fund R2 Class – 06-013
Band 125
2019	$1.10	$1.23	163
MFS Emerging Markets Debt Fund R3 Class – 06-014
Band 125
2019	$1.11	$1.25	–
2018	1.19	1.11	730
2017	1.10	1.19	45,870
2016	1.02	1.10	83,358
2015	1.04	1.02	2
2014	1.01	1.04	812,624
2013	1.00 (06/20/13)	1.01	1,527,002
MFS Emerging Markets Debt Fund R6 Class – 06-CYM
Band 125
2019	$1.02	$1.15	27,378
2018	1.09	1.02	19,442
MFS Growth Allocation Fund R2 Class – 06-076
Band 125
2019	$1.11	$1.38	99,339
2018	1.19	1.11	86,153
2017	1.02	1.19	274,940
MFS Growth Allocation Fund R3 Class – 06-060
Band 125
2019	$1.12	$1.40	308,828
2018	1.20	1.12	368,253
2017	1.03	1.20	113,019
2016	0.97	1.03	102,264
2015	0.99	0.97	94,250

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Growth Fund R6 Class – 06-CYN
Band 125
2019	$1.30	$1.77	3,017,401
2018	1.28	1.30	2,884,583
2017	0.99	1.28	622,520
MFS International Diversification Fund R6 Class – 06-3MF
Band 125
2019	$0.95	$1.18	383,286
MFS International New Discovery Fund A Class – 06-360
Band 125
2019	$3.34	$4.04	482,810
2018	3.79	3.34	642,916
2017	2.91	3.79	900,109
2016	2.94	2.91	1,144,856
2015	2.91	2.94	1,808,540
2014	3.03	2.91	1,851,378
2013	2.57	3.03	3,068,691
2012	2.09	2.57	2,868,466
2011	2.35	2.09	2,911,962
2010	1.95	2.35	2,891,837
MFS International New Discovery Fund R2 Class – 06-379
Band 125
2019	$1.70	$2.05	109,103
2018	1.93	1.70	106,828
2017	1.49	1.93	128,901
2016	1.51	1.49	284,809
2015	1.49	1.51	311,334
2014	1.56	1.49	320,175
2013	1.33	1.56	282,508
2012	1.08	1.33	99,293
2011	1.22	1.08	44,926
2010	1.02	1.22	1,941
MFS International New Discovery Fund R6 Class – 06-CYP
Band 125
2019	$1.16	$1.41	2,113,638
2018	1.31	1.16	1,119,692
2017	1.01	1.31	1,090,009
MFS International Value Fund R2 Class – 06-822
Band 125
2019	$1.59	$1.97	430,271
2018	1.78	1.59	404,578
2017	1.42	1.78	431,905
2016	1.39	1.42	636,413
2015	1.32	1.39	797,445
2014	1.33	1.32	193,385
2013	1.06	1.33	24,149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS International Value Fund R3 Class – 06-773
Band 125
2019	$1.61	$2.00	741,182
2018	1.80	1.61	2,272,835
2017	1.44	1.80	9,424,816
2016	1.40	1.44	9,667,426
2015	1.33	1.40	8,610,715
2014	1.33	1.33	6,359,318
2013	1.06	1.33	2,253,559
MFS International Value Fund R6 Class – 06-CYR
Band 125
2019	$1.15	$1.43	1,886,294
2018	1.28	1.15	1,334,290
2017	1.02	1.28	888,578
MFS Massachusetts Investors Growth Stock Fund R2 Class – 06-387
Band 125
2019	$2.46	$3.39	398,729
2018	2.48	2.46	371,902
2017	1.96	2.48	2,037,117
2016	1.87	1.96	2,334,954
2015	1.90	1.87	2,965,177
2014	1.73	1.90	3,801,581
2013	1.35	1.73	3,889,471
2012	1.17	1.35	2,541,810
2011	1.17	1.17	365,099
Band 100
2019	$2.51	$3.47	269,106
2018	2.53	2.51	310,502
2017	1.99	2.53	379,937
2016	1.90	1.99	434,171
2015	1.92	1.90	448,343
2014	1.74	1.92	346,649
Band 0
2019	$2.74	$3.82	–
2018	2.72	2.74	–
2017	2.12	2.72	–
2016	2.01	2.12	–
2015	2.01	2.01	4,444
2014	1.81	2.01	1,377
MFS Massachusetts Investors Growth Stock Fund R3 Class – 06-386
Band 125
2019	$2.51	$3.47	1,203,428
2018	2.52	2.51	4,144,628
2017	1.99	2.52	4,342,756
2016	1.90	1.99	4,927,849
2015	1.92	1.90	5,045,019
2014	1.74	1.92	5,016,469
2013	1.36	1.74	5,108,600
2012	1.18	1.36	4,366,263
2011	1.17	1.18	4,152,131
2010	1.00 (05/27/10)	1.17	2,579,892

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.80	$3.91	–
2018	2.78	2.80	–
2017	2.16	2.78	–
2016	2.03	2.16	2,823,037
2015	2.03	2.03	2,686,990
2014	1.82	2.03	2,772,281
2013	1.40	1.82	2,964,647
2012	1.20	1.40	3,060,256
MFS Massachusetts Investors Growth Stock Fund R6 Class – 06-CYT
Band 125
2019	$1.26	$1.75	6,101,482
2018	1.26	1.26	1,617,773
2017	0.99	1.26	60,768
MFS Mid Cap Growth Fund A Class – 06-365
Band 125
2019	$2.11	$2.87	7,684,357
2018	2.12	2.11	3,889,171
2017	1.71	2.12	3,462,544
2016	1.66	1.71	1,919,308
2015	1.61	1.66	533,328
2014	1.50	1.61	62,397
2013	1.11	1.50	61,127
2012	0.97	1.11	56,348
2011	1.04	0.97	54,472
2010	0.82	1.04	53.048
MFS Mid Cap Growth Fund R6 Class – 06-GNF
Band 125
2019	$1.01	$1.38	6,836,225
2018	1.01	1.01	1,413,247
MFS Mid Cap Value Fund R2 Class – 06-922
Band 125
2019	$1.08	$1.39	402,023
2018	1.25	1.08	937,508
2017	1.12	1.25	3,862,237
2016	0.98	1.12	4,762,985
2015	1.02	0.98	232,177
Band 0
2019	$1.14	$1.49	188,294
2018	1.29	1.14	116,514
2017	1.14	1.29	1,059,948
2016	0.99	1.14	1,138,556
MFS Mid Cap Value Fund R3 Class – 06-891
Band 125
2019	$1.10	$1.41	1,336,593
2018	1.26	1.10	1,664,344
2017	1.12	1.26	5,498,405
2016	0.98	1.12	6,719,646
2015	1.02	0.98	14,243

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Mid Cap Value Fund R6 Class – 06-CYV
Band 125
2019	$0.97	$1.25	4,399,826
2018	1.10	0.97	4,497,262
2017	0.98	1.10	3,700,125
MFS Moderate Allocation Fund R2 Class – 06-077
Band 125
2019	$1.08	$1.29	556,038
2018	1.15	1.08	499,867
2017	1.01	1.15	463,108
MFS Moderate Allocation Fund R3 Class – 06-061
Band 125
2019	$1.09	$1.31	2,513,458
2018	1.16	1.09	108,359
2017	1.02	1.16	51,676
2016	0.97	1.02	22,216
2015	0.99	0.97	61,788
MFS New Discovery Fund R2 Class – 06-298
Band 125
2019	$1.55	$2.15	28,516
2018	1.60	1.55	22,314
2017	1.29	1.60	12,684
2016	1.21	1.29	50,199
2015	1.25	1.21	204,337
2014	1.37	1.25	527,673
2013	0.99	1.37	297,334
2012	0.83	0.99	66,702
2011	1.00 (06/23/11)	0.83	41,935
Band 0
2019	$1.71	$2.40	–
2018	1.74	1.71	–
2017	1.38	1.74	–
2016	1.28	1.38	–
2015	1.31	1.28	9,214
2014	1.42	1.31	6,390
MFS New Discovery Fund R3 Class – 06-299
Band 125
2019	$1.58	$2.20	11,496
2018	1.63	1.58	–
2017	1.31	1.63	–
2016	1.22	1.31	18,350
2015	1.26	1.22	70,293
2014	1.38	1.26	700,692
2013	0.99	1.38	145,617
2012	0.83	0.99	44,407
2011	1.00 (06/23/11)	0.83	23,209

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Technology Fund R2 Class – 06-CMG
Band 125
2019	$1.48	$1.98	1,863
2018	1.48	1.48	2,448
2017	1.09	1.48	18,374
2016	1.00 (05/12/16)	1.09	14,851
MFS Technology Fund R3 Class – 06-CMH
Band 125
2019	$1.49	$2.00	1,390,560
2018	1.49	1.49	1,594,508
2017	1.09	1.49	1,385,391
2016	1.00 (05/12/16)	1.09	32,362
MFS Technology Fund R6 Class – 06-CYW
Band 125
2019	$1.36	$1.84	1,025,042
2018	1.36	1.36	667,319
2017	0.99	1.36	341,103
MFS Utilities Fund R2 Class – 06-389
Band 125
2019	$1.89	$2.33	58,675
2018	1.90	1.89	66,153
2017	1.69	1.90	94,511
2016	1.54	1.69	296,143
2015	1.83	1.54	341,133
2014	1.65	1.83	540,895
2013	1.39	1.65	275,996
2012	1.25	1.39	175,686
2011	1.19	1.25	143,125
2010	1.00 (05/27/10)	1.19	3,567
Band 100
2019	$1.93	$2.38	1,568
2018	1.94	1.93	2,397
2017	1.71	1.94	33,318
2016	1.56	1.71	35,232
2015	1.85	1.56	44,128
2014	1.66	1.85	53,031
MFS Utilities Fund R3 Class – 06-388
Band 125
2019	$1.93	$2.38	77,750
2018	1.94	1.93	34,447
2017	1.71	1.94	45,747
2016	1.56	1.71	203,327
2015	1.85	1.56	166,061
2014	1.67	1.85	49,803
2013	1.40	1.67	18,309
2012	1.25	1.40	17,752
2011	1.19	1.25	12,960
2010	1.00 (05/27/10)	1.19	3,567

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Value Fund A Class – 06-375
Band 125
2019	$2.55	$3.26	3,967,121
2018	2.87	2.55	6,014,553
2017	2.47	2.87	7,444,352
2016	2.20	2.47	12,552,857
2015	2.25	2.20	10,260,718
2014	2.06	2.25	5,716,057
2013	1.54	2.06	4,937,223
2012	1.34	1.54	3,065,781
2011	1.36	1.34	4,364,025
2010	1.24	1.36	3,874,016
Band 0
2019	$3.14	$4.07	–
2018	3.49	3.14	–
2017	2.97	3.49	–
2016	2.61	2.97	1,870,724
2015	2.63	2.61	1,850,306
2014	2.38	2.63	1,753,659
2013	1.76	2.38	1,828,853
2012	1.51	1.76	1,854,727
MFS Value Fund R6 Class – 06-CYX
Band 125
2019	$1.03	$1.33	8,126,712
2018	1.16	1.03	7,162,269
2017	0.99	1.16	1,124,262
Band 0
2019	$1.06	$1.38	2,312,884
2018	1.17	1.06	2,344,340
2017	0.99	1.17	2,461,811
Neuberger Berman Emerging Markets Equity Fund A Class – 06-015
Band 125
2019	$1.13	$1.32	30,024
2018	1.39	1.13	26,072
2017	0.99	1.39	231,533
2016	0.92	0.99	16,270
Neuberger Berman Emerging Markets Equity Fund R3 Class – 06-016
Band 125
2019	$1.13	$1.32	1,546
2018	1.39	1.13	999
2017	1.00	1.39	31,031
2016	0.94	1.00	29,271
2015	1.08	0.94	17,754

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Focus Fund Advisor Class – 06-880
Band 125
2019	$10.82	$13.67	1,506
2018	12.06	10.82	4,867
2017	10.26	12.06	4,545
2016	9.74	10.26	4,486
2015	9.89	9.74	4,197
2014	9.09	9.89	4,070
2013	6.8	9.09	7,025
2012	5.81	6.8	5,899
2011	6.05	5.81	8,740
2010	5.47	6.05	8,795
Band 100
2019	$11.24	$14.23	502
2018	12.50	11.24	642
2017	10.61	12.50	1,253
2016	10.04	10.61	8,891
2015	10.17	10.04	2,357
2014	9.32	10.17	2,483
Neuberger Berman Large Cap Value Fund Advisor Class – 06-900
Band 125
2019	$4.24	$5.17	110,035
2018	4.35	4.24	99,117
2017	3.90	4.35	132,835
2016	3.09	3.90	263,324
2015	3.57	3.09	684,397
2014	3.27	3.57	696,007
2013	2.53	3.27	815,403
2012	2.19	2.53	800,279
2011	2.51	2.19	1,827,912
2010	2.21	2.51	2,258,042
Band 100
2019	$4.39	$5.37	12,869
2018	4.49	4.39	21,441
2017	4.02	4.49	25,446
2016	3.17	4.02	89,309
2015	3.67	3.17	67,095
2014	3.35	3.67	73,144
2013	2.58	3.35	4,912
2012	2.23	2.58	4,815
2011	2.55	2.23	4,815
2010	2.25	2.55	4,858

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$5.05	$6.24	–
2018	5.12	5.05	–
2017	4.53	5.12	–
2016	3.54	4.53	–
2015	4.05	3.54	–
2014	3.66	4.05	–
2013	2.80	3.66	–
2012	2.40	2.80	293,974
2011	2.71	2.40	271,795
2010	2.36	2.71	406,801
Neuberger Berman Small Cap Growth Fund A Class – 06-868
Band 125
2019	$2.22	$2.95	20,189
2018	2.14	2.22	28,328
2017	1.69	2.14	41,323
2016	1.61	1.69	42,732
2015	1.73	1.61	48,020
Neuberger Berman Small Cap Growth Fund Advisor Class – 06-895
Band 125
2019	$3.63	$4.81	115,014
2018	3.49	3.63	114,375
2017	2.77	3.49	69,790
2016	2.65	2.77	106,233
2015	2.85	2.65	181,654
2014	2.78	2.85	192,098
2013	1.92	2.78	216,777
2012	1.79	1.92	265,292
2011	1.85	1.79	293,423
2010	1.56	1.85	558,006
Band 100
2019	$3.76	$4.99	28,536
2018	3.60	3.76	26,829
2017	2.85	3.60	4,991
2016	2.72	2.85	6,341
2015	2.92	2.72	6,322
2014	2.85	2.92	7,765
Band 0
2019	$4.32	$5.80	–
2018	4.11	4.32	–
2017	3.22	4.11	–
2016	3.04	3.22	–
2015	3.23	3.04	4,991
2014	3.12	3.23	6,341
2013	2.13	3.12	6,322
2012	1.95	2.13	7,765
2011	2.00	1.95	20,024
2010	1.66	2.00	15,774

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Small Cap Growth Fund R3 Class – 06-867
Band 125
2019	$3.46	$4.58	34,383
2018	3.33	3.46	25,324
2017	2.64	3.33	18,704
2016	2.52	2.64	9,685
2015	2.71	2.52	25,980
2014	2.65	2.71	15,064
2013	1.83	2.65	10,793
2012	1.71	1.83	5,204
2011	1.76	1.71	5,148
Neuberger Berman Sustainable Equity Fund A Class – 06-CNY
Band 125
2019	$2.01	$2.50	74,144
2018	2.17	2.01	67,976
2017	1.86	2.17	69,980
2016	1.00 (10/21/16)	1.86	145,717
Neuberger Berman Sustainable Equity Fund R3 Class – 06-CPC
Band 125
2019	$2.03	$2.51	422,383
2018	2.19	2.03	433,491
2017	1.88	2.19	380,371
2016	1.00 (10/21/16)	1.88	780,532
Band 100
2019	$2.04	$2.53	16,153
2018	2.20	2.04	17,443
2017	1.88	2.20	26,195
2016	1.00 (10/21/16)	1.88	55,976
Northern Small Cap Value Fund R Class – 06-492
Band 125
2019	$1.77	$2.14	2,054,020
2018	2.07	1.77	2,063,471
2017	1.97	2.07	2,353,353
2016	1.56	1.97	1,421,332
2015	1.66	1.56	863,975
2014	1.57	1.66	19,543
2013	1.16	1.57	17,647
Nuveen International Growth Fund A Class – 06-CNM
Band 125
2019	$1.01	$1.30	–
2018	1.29	1.01	14,105
2017	0.95	1.29	11,504
Nuveen International Growth Fund R3 Class – 06-CMJ
Band 125
2019	$1.01	$1.29	11,140

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Growth Opportunities Fund A Class – 06-237
Band 125
2019	$1.93	$2.55	23,304
2018	2.16	1.93	290,887
2017	1.75	2.16	933,945
2016	1.76	1.75	3,338,235
2015	1.80	1.76	2,384,566
2014	1.68	1.80	762,062
2013	1.24	1.68	57,259
2012	1.10	1.24	345,375
2011	1.15	1.10	325,064
2010	0.91	1.15	350,204
Nuveen Mid Cap Growth Opportunities Fund R3 Class – 06-238
Band 125
2019	$1.88	$2.47	101,235
2018	2.10	1.88	201,814
2017	1.71	2.10	246,915
2016	1.72	1.71	1,315,975
2015	1.76	1.72	813,436
2014	1.65	1.76	494,129
2013	1.23	1.65	45,588
2012	1.08	1.23	42,929
2011	1.13	1.08	35,872
2010	0.90	1.13	4,477
Band 0
2019	$2.19	$2.91	–
2018	2.41	2.19	–
2017	1.94	2.41	–
2016	1.92	1.94	338,777
2015	1.95	1.92	149,082
2014	1.80	1.95	521,788
Nuveen Mid Cap Value Fund A Class – 06-234
Band 125
2019	$1.62	$2.03	646,334
2018	1.89	1.62	553,187
2017	1.60	1.89	466,440
2016	1.40	1.60	293,222
2015	1.47	1.40	172,431
2014	1.36	1.47	106,868
2013	1.00	1.36	26,117
2012	0.92	1.00	9,350
2011	1.00	0.92	102,847
2010	0.84	1.00	94,345

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Value Fund R3 Class – 06-236
Band 125
2019	$1.58	$1.97	111,276
2018	1.84	1.58	4,568
2017	1.56	1.84	2,437
2016	1.37	1.56	1,335
2015	1.44	1.37	9,030
2014	1.34	1.44	7,865
2013	0.98	1.34	5,071
2012	0.90	0.98	1,179
2011	0.99	0.90	16,406
2010	0.84	0.99	57,902
Nuveen Real Estate Securities Fund A Class – 06-324
Band 125
2019	$2.19	$2.71	223,987
2018	2.35	2.19	274,888
2017	2.26	2.35	415,519
2016	2.15	2.26	470,377
2015	2.11	2.15	339,928
2014	1.63	2.11	572,816
2013	1.63	1.63	639,614
2012	1.40	1.63	819,385
2011	1.32	1.40	537,716
2010	1.03	1.32	313,580
Nuveen Real Estate Securities Fund R3 Class – 06-326
Band 125
2019	$2.14	$2.64	85,887
2018	2.31	2.14	113,953
2017	2.22	2.31	462,914
2016	2.12	2.22	688,803
2015	2.08	2.12	699,695
2014	1.61	2.08	778,230
2013	1.62	1.61	719,411
2012	1.39	1.62	676,250
2011	1.32	1.39	563,985
2010	1.03	1.32	221,292
Band 100
2019	$2.19	$2.71	28,745
2018	2.36	2.19	503
2017	2.26	2.36	504
2016	2.15	2.26	7,434
2015	2.11	2.15	28,555
2014	1.63	2.11	49,212

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.40	$3.00	18,233
2018	2.55	2.40	25,552
2017	2.43	2.55	27,107
2016	2.28	2.43	23,345
2015	2.22	2.28	86,146
2014	1.70	2.22	103,114
2013	1.69	1.70	102,012
2012	1.43	1.69	86,927
2011	1.33	1.43	88,192
2010	1.03	1.33	72,767
Nuveen Real Estate Securities Fund R6 Class – 06-FYR
Band 125
2019	$0.95	$1.18	1,520,616
2018	1.01	0.95	555,233
Nuveen Small Cap Select Fund A Class – 06-239
Band 125
2019	$1.65	$2.10	4,760
2018	1.88	1.65	41,303
2017	1.74	1.88	59,632
2016	1.45	1.74	66,822
2015	1.50	1.45	120,459
2014	1.44	1.50	95,511
2013	1.10	1.44	422,848
2012	1.00	1.10	527,399
2011	1.03	1.00	515,456
2010	0.85	1.03	528,219
Nuveen Small Cap Select Fund R3 Class – 06-241
Band 125
2019	$1.60	$2.03	–
2018	1.83	1.60	2,216
2017	1.69	1.83	3,520
2016	1.42	1.69	6,853
2015	1.47	1.42	13,955
2014	1.41	1.47	96,521
2013	1.09	1.41	82,532
2012	0.99	1.09	115,364
2011	1.02	0.99	162,205
2010	0.84	1.02	181,333
Nuveen Small Cap Value Fund A Class – 06-242
Band 125
2019	$1.66	$1.91	58,646
2018	2.12	1.66	99,022
2017	2.02	2.12	153,684
2016	1.56	2.02	85,261
2015	1.54	1.56	58,307
2014	1.49	1.54	44,144
2013	1.09	1.49	43,029
2012	0.96	1.09	50,430
2011	0.98	0.96	47,766
2010	0.77	0.98	50,626

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Small Cap Value Fund R3 Class – 06-243
Band 125
2019	$1.61	$1.85	456,145
2018	2.06	1.61	475,397
2017	1.97	2.06	597,933
2016	1.53	1.97	508,888
2015	1.51	1.53	275,208
2014	1.46	1.51	296,079
2013	1.07	1.46	316,953
2012	0.95	1.07	265,127
2011	0.97	0.95	14,015
2010	0.77	0.97	12,134
Band 50
2019	$1.76	$2.05	68,295
2018	2.24	1.76	68,263
2017	2.13	2.24	82,483
2016	1.64	2.13	57,556
2015	1.61	1.64	32,344
2014	1.55	1.61	18,674
2013	1.12	1.55	13,771
2012	0.99	1.12	18,308
2011	1.00	0.99	18,130
2010	0.78	1.00	20,056
Nuveen Small Cap Value Fund R6 Class – 06-FYT
Band 125
2019	$0.86	$1.00	316,320
2018	1.09	0.86	468,157
North Square Multi Strategy Fund A Class – 06-839 (formerly Oak Ridge Multi Strategy Fund – A Class)
Band 125
2019	$1.69	$2.09	11,090
2018	1.86	1.69	1,968
2017	1.49	1.86	2,878
2016	1.51	1.49	3,731
2015	1.47	1.51	4,260
2014	1.36	1.47	4,837
Band 100
2019	$1.71	$2.12	1,491
2018	1.89	1.71	1,491
2017	1.51	1.89	1,491
2016	1.52	1.51	1,491
2015	1.47	1.52	15,288
2014	1.37	1.47	12,088

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
North Square Oak Ridge Small Cap Growth Fund A Class – 06-629 (formerly Oak Ridge Small Cap Growth Fund – A Class)
Band 125
2019	$1.56	$1.89	7,887
2018	1.69	1.56	11,751
2017	1.44	1.69	65,588
2016	1.43	1.44	210,723
2015	1.52	1.43	256,536
2014	1.48	1.52	195,761
2013	1.08	1.48	192,577
2012	1.00 (05/24/12)	1.08	573
North Square Oak Ridge Small Cap Growth Fund I Class – 06-627 (formerly Oak Ridge Small Cap Growth Fund – I Class)
Band 125
2019	$1.60	$1.93	75,086
2018	1.73	1.60	119,457
2017	1.46	1.73	3,839,259
2016	1.45	1.46	3,607,331
2015	1.53	1.45	3,202,559
2014	1.49	1.53	2,614,624
2013	1.08	1.49	1,877,852
Invesco Oppenheimer Active Allocation Fund A Class – 06-924 (formerly Oppenheimer Active Allocation Fund – A Class)
Band 125
2019	$1.08	$1.32	1,125
2018	1.21	1.08	1,360
2017	1.03	1.21	516,726
2016	1.00	1.03	519,446
Band 0
2019	$1.14	$1.40	–
2018	1.26	1.14	16,134
2017	1.05	1.26	493,741
2016	1.01	1.05	491,780
Invesco Oppenheimer Active Allocation Fund Y Class – 06-893 (formerly Oppenheimer Active Allocation Fund – Y Class)
Band 125
2019	$1.09	$1.33	150,142
2018	1.22	1.09	143,688
2017	1.03	1.22	129,487
Invesco Oppenheimer Developing Markets Fund A Class – 06-466 (formerly Oppenheimer Developing Markets Fund – A Class)
Band 125
2019	$1.29	$1.58	4,395,333
2018	1.49	1.29	6,458,786
2017	1.12	1.49	7,849,589
2016	1.06	1.12	7,970,782
2015	1.25	1.06	9,514,266
2014	1.33	1.25	6,424,693
2013	1.24	1.33	6,303,821
2012	1.04	1.24	4,118,308
2011	1.29	1.04	2,627,929
2010	1.02	1.29	616,057

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.32	$1.62	281,253
2018	1.52	1.32	340,387
2017	1.14	1.52	320,383
2016	1.08	1.14	398,776
2015	1.26	1.08	403,604
Band 50
2019	$1.38	$1.71	2,836
2018	1.58	1.38	3,764
2017	1.18	1.58	4,443
2016	1.11	1.18	6,260
2015	1.30	1.11	6,707
Band 0
2019	$1.45	$1.79	81,748
2018	1.65	1.45	70,975
2017	1.22	1.65	56,329
2016	1.14	1.22	531,282
2015	1.33	1.14	652,720
2014	1.40	1.33	120,048
2013	1.29	1.40	132,573
2012	1.07	1.29	2,880,188
Invesco Oppenheimer Developing Markets Fund R6 Class – 06-DDD (formerly Oppenheimer Developing Markets Fund – I Class)
Band 125
2019	$1.15	$1.42	3,469,391
2018	1.32	1.15	3,236,160
2017	0.99	1.32	491,073
Band 0
2019	$1.18	$1.47	1,883,254
2018	1.34	1.18	1,939,279
2017	0.99	1.34	2,008,370
Invesco Oppenheimer Developing Markets Fund Y Class – 06-571 (formerly Oppenheimer Developing Markets Fund – Y Class)
Band 125
2019	$1.11	$1.36	4,705,981
2018	1.27	1.11	5,745,095
2017	0.96	1.27	8,756,508
2016	0.90	0.96	11,384,574
2015	1.06	0.90	9,593,035
2014	1.13	1.06	9,357,477
2013	1.05	1.13	8,884,508
Band 0
2019	$1.21	$1.50	–
2018	1.37	1.21	–
2017	1.02	1.37	–
2016	0.95	1.02	5,562,169
2015	1.10	0.95	5,371,946
2014	1.15	1.10	4,648,385
2013	1.06	1.15	3,821,063

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Global Fund A Class – 06-763 (formerly Oppenheimer Global Fund – A Class)
Band 125
2019	$1.60	$2.08	138,285
2018	1.88	1.60	198,623
2017	1.40	1.88	286,639
2016	1.41	1.40	256,728
2015	1.38	1.41	314,520
2014	1.37	1.38	139,792
2013	1.09	1.37	35,822
Band 100
2019	$1.63	$2.12	76,771
2018	1.90	1.63	85,164
2017	1.41	1.90	132,140
2016	1.42	1.41	144,883
2015	1.38	1.42	188,208
Band 50
2019	$1.68	$2.20	800,965
2018	1.95	1.68	904,831
2017	1.44	1.95	1,002,459
2016	1.45	1.44	1,082,403
2015	1.40	1.45	1,124,020
2014	1.38	1.40	848,916
2013	1.09	1.38	864,171
Band 0
2019	$1.73	$2.28	–
2018	2.00	1.73	–
2017	1.47	2.00	–
2016	1.47	1.47	–
2015	1.41	1.47	8,281
2014	1.38	1.41	666,562
2013	1.09	1.38	688,368
Invesco Oppenheimer Global Fund R6 Class – 06-FYV (formerly Oppenheimer Global Fund – I Class)
Band 125
2019	$0.96	$1.25	79,873
2018	1.12	0.96	75,339
Invesco Oppenheimer Global Fund Y Class – 06-752 (formerly Oppenheimer Global Fund – Y Class)
Band 125
2019	$1.63	$2.12	852,686
2018	1.90	1.63	732,441
2017	1.41	1.90	834,579
2016	1.42	1.41	778,099
2015	1.38	1.42	542,430
2014	1.37	1.38	433,859
2013	1.09	1.37	208,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Global Opportunities Fund A Class – 06-556 (formerly Oppenheimer Global Opportunities Fund – A Class)
Band 125
2019	$2.00	$2.53	507,416
2018	2.47	2.00	491,095
2017	1.64	2.47	608,668
2016	1.50	1.64	587,039
2015	1.34	1.50	658,547
2014	1.40	1.34	332,449
2013	1.01	1.40	252,782
2012	0.93	1.01	1,280,138
2011	1.03	0.93	44,232
Invesco Oppenheimer Global Opportunities Fund R6 Class – 06-FYW (formerly Oppenheimer Global Opportunities Fund – I Class)
Band 125
2019	$0.96	$1.22	19,653
2018	1.19	0.96	15,598
Invesco Oppenheimer Global Opportunities Fund Y Class – 06-843 (formerly Oppenheimer Global Opportunities Fund – Y Class)
Band 125
2019	$2.21	$2.79	70,740
2018	2.72	2.21	204,331
2017	1.80	2.72	144,671
2016	1.65	1.80	109,552
2015	1.46	1.65	107,867
2014	1.53	1.46	11,968
Invesco Oppenheimer Global Strategic Income Fund A Class – 06-288 (formerly Oppenheimer Global Strategic Income Fund – A Class)
Band 125
2019	$1.31	$1.43	373,282
2018	1.39	1.31	339,256
2017	1.33	1.39	695,615
2016	1.26	1.33	732,508
2015	1.31	1.26	718,762
2014	1.29	1.31	418,784
2013	1.31	1.29	1,653,142
2012	1.17	1.31	27,355
2011	1.18	1.17	247,017
2010	1.03	1.18	210,386
Band 25
2019	$1.47	$1.62	–
2018	1.55	1.47	–
2017	1.46	1.55	–
2016	1.38	1.46	–
2015	1.41	1.38	–
2014	1.38	1.41	–
2013	1.39	1.38	–
2012	1.23	1.39	–
2011	1.22	1.23	–
2010	1.05	1.22	479,512

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.51	$1.68	–
2018	1.59	1.51	–
2017	1.50	1.59	–
2016	1.41	1.50	62,397
2015	1.44	1.41	61,079
2014	1.40	1.44	–
2013	1.41	1.40	23,546
Invesco Oppenheimer Global Strategic Income Fund Y Class – 06-751 (formerly Oppenheimer Global Strategic Income Fund – Y Class)
Band 125
2019	$1.03	$1.13	354,830
2018	1.09	1.03	323,144
2017	1.04	1.09	292,518
2016	0.99	1.04	325,640
2015	1.02	0.99	253,186
2014	1.01	1.02	72,003
2013	1.02	1.01	14,100
Invesco Oppenheimer Gold & Special Minerals Fund A Class – 06-463 (formerly Oppenheimer Gold & Special Minerals Fund – A Class)
Band 125
2019	$0.50	$0.72	665,443
2018	0.58	0.50	693,734
2017	0.50	0.58	760,379
2016	0.34	0.50	1,124,592
2015	0.45	0.34	944,949
2014	0.54	0.45	572,439
2013	1.05	0.54	561,379
2012	1.17	1.05	335,149
2011	1.60	1.17	201,870
2010	1.05	1.60	27,308
Band 100
2019	$0.51	$0.74	152,287
2018	0.60	0.51	276,500
2017	0.51	0.60	435,423
2016	0.35	0.51	187,480
2015	0.46	0.35	174,447
Invesco Oppenheimer Gold & Special Minerals Fund R6 Class – 06-34Y (formerly Oppenheimer Gold & Special Minerals Fund – I Class)
Band 125
2019	$0.94	$1.37	41,384
2018	1.00 (03/15/18)	0.94	20,197
Invesco Oppenheimer Gold & Special Minerals Fund Y Class – 06-753 (formerly Oppenheimer Gold & Special Minerals Fund – Y Class)
Band 125
2019	$0.47	$0.69	858,707
2018	0.55	0.47	1,005,779
2017	0.48	0.55	1,034,641
2016	0.32	0.48	863,217
2015	0.42	0.32	531,970
2014	0.51	0.42	493,053
2013	0.98	0.51	156,221

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer International Bond Fund A Class – 06-297 (formerly Oppenheimer International Bond Fund – A Class)
Band 125
2019	$1.00	$1.08	1,184,577
2018	1.07	1.00	1,240,337
2017	0.98	1.07	1,510,600
2016	0.93	0.98	1,854,279
2015	0.98	0.93	2,822,529
2014	0.99	0.98	2,806,579
2013	1.05	0.99	4,694,554
2012	0.96	1.05	1,094,997
2011	1.00 (06/23/11)	0.96	976,340
Band 100
2019	$1.01	$1.10	70,025
2018	1.09	1.01	78,906
2017	0.99	1.09	97,951
2016	0.94	0.99	127,461
2015	0.99	0.94	154,983
Band 0
2019	$1.09	$1.20	27,925
2018	1.16	1.09	27,182
2017	1.05	1.16	24,534
2016	0.99	1.05	34,035
2015	1.03	0.99	437,811
2014	1.02	1.03	192,157
2013	1.07	1.02	178,634
Invesco Oppenheimer International Bond Fund R6 Class – 06-FYX (formerly Oppenheimer International Bond Fund – I Class)
Band 125
2019	$0.97	$1.05	649,560
2018	1.04	0.97	592,590
Invesco Oppenheimer International Bond Fund Y Class – 06-754 (formerly Oppenheimer International Bond Fund – Y Class)
Band 125
2019	$0.99	$1.07	5,570,217
2018	1.06	0.99	4,046,749
2017	0.96	1.06	3,091,297
2016	0.92	0.96	2,613,909
2015	0.96	0.92	2,832,213
2014	0.97	0.96	2,305,601
2013	1.02	0.97	2,077,345
Invesco Oppenheimer International Growth Fund A Class – 06-319 (formerly Oppenheimer International Growth Fund – A Class)
Band 125
2019	$1.04	$1.32	842,674
2018	1.31	1.04	1,934,306
2017	1.05	1.31	3,777,743
2016	1.09	1.05	3,980,301
2015	1.07	1.09	3,638,698
2014	1.16	1.07	2,675,462
2013	0.94	1.16	3,201,044
2012	0.78	0.94	933,722
2011	0.86	0.78	125,545
2010	0.76	0.86	99,370

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.07	$1.36	52,208
2018	1.34	1.07	47,058
2017	1.07	1.34	19,943
2016	1.11	1.07	16,644
2015	1.09	1.11	990
2014	1.18	1.09	7,387
2013	0.95	1.18	6,811
Band 50
2019	$1.13	$1.45	1,399
2018	1.41	1.13	1,427
2017	1.12	1.41	1,446
2016	1.15	1.12	3,684
2015	1.12	1.15	4,571
2014	1.22	1.12	5,769
2013	0.98	1.22	1,713
Band 0
2019	$1.20	$1.54	–
2018	1.49	1.20	283,794
2017	1.17	1.49	265,558
2016	1.20	1.17	934,673
2015	1.17	1.20	672,925
2014	1.26	1.17	379,301
2013	1.00	1.26	299,856
Invesco Oppenheimer International Growth Fund R6 Class – 06-FNC (formerly Oppenheimer International Growth Fund – I Class)
Band 125
2019	$1.02	$1.30	2,150,075
2018	1.28	1.02	3,937,745
2017	1.02	1.28	1,721,507
Invesco Oppenheimer International Growth Fund Y Class – 06-756 (formerly Oppenheimer International Growth Fund – Y Class)
Band 125
2019	$1.21	$1.54	1,354,627
2018	1.52	1.21	21,606,956
2017	1.21	1.52	23,475,854
2016	1.25	1.21	24,590,763
2015	1.23	1.25	23,661,293
2014	1.34	1.23	17,636,882
2013	1.08	1.34	8,521,212
Invesco Oppenheimer International Small-Mid Company Fund A Class – 06-764 (formerly Oppenheimer International Small-Mid Company Fund – A Class)
Band 125
2019	$2.08	$2.56	456,141
2018	2.32	2.08	508,769
2017	1.71	2.32	733,972
2016	1.74	1.71	814,524
2015	1.53	1.74	1,020,021
2014	1.55	1.53	9,272
2013	1.08	1.55	23,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.11	$2.61	46,201
2018	2.35	2.11	48,467
2017	1.72	2.35	57,609
2016	1.75	1.72	62,301
2015	1.54	1.75	226,447
Invesco Oppenheimer International Small-Mid Company Fund R6 Class – 06-FCC (formerly Oppenheimer International Small-Mid Company Fund – I Class)
Band 125
2019	$1.23	$1.53	33,100
2018	1.38	1.23	31,078
2017	1.00	1.38	19,496
Invesco Oppenheimer International Small-Mid Company Fund Y Class – 06-757 (formerly Oppenheimer International Small-Mid Company Fund – Y Class)
Band 125
2019	$2.11	$2.61	30,251
2018	2.35	2.11	13,462
2017	1.72	2.35	622,499
2016	1.75	1.72	667,604
2015	1.54	1.75	1,038,135
2014	1.55	1.54	633,120
2013	1.08	1.55	182,066
Band 0
2019	$2.28	$2.85	668,160
2018	2.51	2.28	672,087
2017	1.81	2.51	648,787
2016	1.82	1.81	596,209
Invesco Oppenheimer Main Street All Cap Fund A Class – 06-766 (formerly Oppenheimer Main Street All Cap Fund – A Class)
Band 125
2019	$1.53	$2.01	383,817
2018	1.73	1.53	387,089
2017	1.51	1.73	473,506
2016	1.39	1.51	579,454
2015	1.43	1.39	604,972
2014	1.35	1.43	105,202
2013	1.06	1.35	103,343
Band 100
2019	$1.56	$2.05	30,041
2018	1.75	1.56	30,043
2017	1.53	1.75	66,689
2016	1.40	1.53	30,049
2015	1.44	1.40	30,049
Invesco Oppenheimer Main Street All Cap Fund Y Class – 06-758 (formerly Oppenheimer Main Street All Cap Fund – Y Class)
Band 125
2019	$1.56	$2.05	–
2018	1.76	1.56	–
2017	1.53	1.76	–
2016	1.41	1.53	–
2015	1.44	1.41	48,147
2014	1.35	1.44	52,232
2013	1.06	1.35	51,591

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Main Street Mid Cap Fund A Class – 06-262 (formerly Oppenheimer Main Street Mid Cap Fund – A Class)
Band 125
2019	$0.91	$1.18	932,343
2018	1.05	0.91	902,264
2017	0.92	1.05	1,542,829
2016	0.82	0.92	1,759,367
2015	0.90	0.82	1,501,728
2014	0.81	0.90	1,438,316
2013	0.62	0.81	1,301,408
2012	0.53	0.62	2,609,738
2011	0.56	0.53	4,258,879
2010	0.46	0.56	2,442,279
Band 100
2019	$0.93	$1.22	354,285
2018	1.07	0.93	363,009
2017	0.95	1.07	428,839
2016	0.84	0.95	437,144
2015	0.92	0.84	439,085
2014	0.83	0.92	112,914
2013	0.63	0.83	72,486
Band 50
2019	$0.99	$1.30	3,126
2018	1.14	0.99	5,403
2017	1.00	1.14	6,894
2016	0.88	1.00	6,699
2015	0.96	0.88	7,590
2014	0.86	0.96	8,349
2013	0.64	0.86	8,833
Band 0
2019	$1.05	$1.39	114,515
2018	1.20	1.05	148,300
2017	1.05	1.20	150,206
2016	0.92	1.05	149,696
2015	1.00	0.92	217,137
Invesco Oppenheimer Main Street Mid Cap Fund Y Class – 06-759 (formerly Oppenheimer Main Street Mid Cap Fund – Y Class)
Band 125
2019	$1.62	$2.12	218,005
2018	1.87	1.62	956,028
2017	1.64	1.87	1,465,574
2016	1.47	1.64	1,918,606
2015	1.60	1.47	1,578,128
2014	1.43	1.60	813,283
2013	1.09	1.43	358,158
Band 0
2019	$1.75	$2.32	231,201
2018	1.99	1.75	255,284
2017	1.73	1.99	224,845
2016	1.52	1.73	186,078

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Mid Cap Value Fund A Class – 06-767 (formerly Oppenheimer Mid Cap Value Fund – A Class)
Band 125
2019	$1.57	$1.98	807,043
2018	1.94	1.57	718,659
2017	1.73	1.94	849,606
2016	1.46	1.73	1,014,566
2015	1.59	1.46	1,024,665
2014	1.46	1.59	2,026
2013	1.07	1.46	1,864
Band 100
2019	$1.59	$2.02	50,782
2018	1.96	1.59	63,548
2017	1.75	1.96	102,327
2016	1.47	1.75	111,803
2015	1.60	1.47	128,861
Invesco Oppenheimer Mid Cap Value Fund Y Class – 06-761 (formerly Oppenheimer Mid Cap Value Fund – Y Class)
Band 125
2019	$1.60	$2.02	42,722
2018	1.97	1.60	35,236
2017	1.75	1.97	90,501
2016	1.47	1.75	81,599
2015	1.60	1.47	139,272
2014	1.46	1.60	29,121
2013	1.07	1.46	843
Invesco Oppenheimer Senior Floating Rate Fund A Class – 06-078 (formerly Oppenheimer Senior Floating Rate Fund – A Class)
Band 125
2019	$1.06	$1.07	52,331
2018	1.08	1.06	48,435
2017	1.06	1.08	34,854
2016	0.95	1.06	32,581
2015	0.98	0.95	34,372
2014	1.00 (06/26/14)	0.98	28,169
Band 0
2019	$1.12	$1.15	–
2018	1.13	1.12	–
2017	1.09	1.13	–
2016	0.97	1.09	27,448
Invesco Oppenheimer Senior Floating Rate Fund R6 Class – 06-GCC (formerly Oppenheimer Senior Floating Rate Fund – I Class)
Band 125
2019	$1.00	$1.02	446,269
2018	1.02	1.00	474,498
2017	1.00 (06/22/17)	1.02	108,043
Invesco Oppenheimer Senior Floating Rate Fund Y Class – 06-062 (formerly Oppenheimer Senior Floating Rate Fund – Y Class)
Band 125
2019	$1.07	$1.08	18,306
2018	1.09	1.07	18,720
2017	1.06	1.09	103,978
2016	0.95	1.06	44,695
2015	0.98	0.95	32,661

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Total Return Bond Fund A Class – 06-926 (formerly Oppenheimer Total Return Bond Fund – A Class)
Band 125
2019	$1.00	$1.08	1,231,266
2018	1.02	1.00	994,759
2017	0.99	1.02	1,299,794
2016	0.98	0.99	1,271,891
2015	1.00 (01/15/15)	0.98	179,594
Invesco Oppenheimer Total Return Bond Fund Y Class – 06-894 (formerly Oppenheimer Total Return Bond Fund – Y Class)
Band 125
2019	$1.01	$1.10	443,127
2018	1.03	1.01	544,700
2017	1.00	1.03	484,398
2016	0.98	1.00	2,264,702
Invesco Oppenheimer Value Fund A Class – 06-317 (formerly Oppenheimer Value Fund – A Class)
Band 125
2019	$1.34	$1.68	85,293
2018	1.53	1.34	80,791
2017	1.33	1.53	164,409
2016	1.20	1.33	173,939
2015	1.26	1.20	249,364
2014	1.16	1.26	166,074
2013	0.90	1.16	685,152
2012	0.80	0.90	25,333
2011	0.85	0.80	11,310
2010	0.75	0.85	6,931
Band 0
2019	$1.54	$1.96	–
2018	1.73	1.54	–
2017	1.49	1.73	–
2016	1.33	1.49	–
2015	1.38	1.33	30,691
Invesco Oppenheimer Value Fund Y Class – 06-762 (formerly Oppenheimer Value Fund – Y Class)
Band 125
2019	$1.60	$2.02	30,080
2018	1.83	1.60	25,325
2017	1.59	1.83	18,607
2016	1.43	1.59	22,769
2015	1.50	1.43	29,107
2014	1.37	1.50	33,897
2013	1.06	1.37	28,082
Oakmark Equity and Income Fund Institutional Class – 06-3XM
Band 125
2019	$1.00 (05/24/19)	$1.10	139,327

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Parnassus Core Equity Fund Investor Class – 06-497
Band 125
2019	$2.21	$2.85	1,207,085
2018	2.24	2.21	8,554,068
2017	1.95	2.24	10,021,804
2016	1.79	1.95	10,249,497
2015	1.82	1.79	6,938,021
2014	1.61	1.82	6,579,264
2013	1.22	1.61	6,081,821
2012	1.07	1.22	200,065
Parnassus Fund – 06-496
Band 125
2019	$2.16	$2.78	115,695
2018	2.43	2.16	635,232
2017	2.12	2.43	731,432
2016	1.89	2.12	895,119
2015	1.91	1.89	1,038,120
2014	1.69	1.91	975,914
2013	1.27	1.69	993,619
2012	1.02	1.27	993,452
2011	1.09	1.02	952,129
Parnassus Mid Cap Fund – 06-498
Band 125
2019	$2.13	$2.71	1,220,776
2018	2.31	2.13	6,099,392
2017	2.02	2.31	6,092,086
2016	1.76	2.02	5,334,412
2015	1.80	1.76	887,043
2014	1.64	1.80	480,155
2013	1.29	1.64	499,477
2012	1.11	1.29	2,441
2011	1.08	1.11	1,693
Band 0
2019	$2.36	$3.04	–
2018	2.53	2.36	–
2017	2.18	2.53	–
2016	1.88	2.18	1,094,856
2015	1.90	1.88	1,076,133
Pax Balanced Fund Investor Class – 06-568
Band 125
2019	$1.86	$2.22	583,881
2018	1.96	1.86	575,874
2017	1.75	1.96	550,169
2016	1.68	1.75	33,999
2015	1.71	1.68	27,400
2014	1.60	1.71	23,743
2013	1.39	1.60	7,017
2012	1.27	1.39	2,726
Band 100
2019	$1.90	$2.28	72,858
2018	2.00	1.90	80,842
2017	1.79	2.00	97,583

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pax Global Environmental Markets Fund Investor Class – 06-569
Band 125
2019	$2.08	$2.63	180,096
2018	2.46	2.08	237,137
2017	1.97	2.46	288,365
2016	1.81	1.97	83,616
2015	1.86	1.81	185,794
2014	1.93	1.86	166,446
2013	1.48	1.93	6,423
2012	1.26	1.48	6,423
2011	1.42	1.26	6,589
Band 100
2019	$2.14	$2.70	9,983
2018	2.52	2.14	18,943
2017	2.01	2.52	19,342
Band 0
2019	$2.35	$3.00	88
2018	2.75	2.35	6,020
2017	2.17	2.75	4,859
Payden Emerging Markets Bond Investor Class – 06-501
Band 125
2019	$1.25	$1.44	16,938
2018	1.36	1.25	23,843
2017	1.23	1.36	229,116
2016	1.12	1.23	349,993
2015	1.14	1.12	292,036
2014	1.10	1.14	231,793
2013	1.20	1.10	56,463
2012	1.01	1.20	17,822
Band 0
2019	$1.38	$1.61	–
2018	1.49	1.38	–
2017	1.33	1.49	–
2016	1.19	1.33	408,661
2015	1.20	1.19	356,312
2014	1.14	1.20	394,082
2013	1.23	1.14	604,124
2012	1.03	1.23	801,108
PIMCO All Asset Fund Admin Class – 06-706
Band 125
2019	$1.15	$1.27	33,918
2018	1.23	1.15	55,125
2017	1.10	1.23	82,256
2016	0.98	1.10	65,244
2015	1.09	0.98	804,970
2014	1.10	1.09	772,823
2013	1.11	1.10	811,969
2012	0.97	1.11	57,525
2011	1.00 (06/23/11)	0.97	19,579
PIMCO All Asset Fund Institutional Class – 06-3FC
Band 125
2019	$0.97	$1.07	275,302
2018	1.00 (06/21/18)	0.97	87,871

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Commodity Real Return Strategy Fund Admin Class – 06-018
Band 125
2019	$1.11	$1.23	637,365
2018	1.31	1.11	641,308
2017	1.29	1.31	558,470
2016	1.14	1.29	492,364
2015	1.56	1.14	480,229
2014	1.94	1.56	7,541
2013	2.00 (06/20/13)	1.94	322,728
PIMCO Commodity Real Return Strategy Fund R Class – 06-019
Band 125
2019	$1.08	$1.19	23,199
2018	1.28	1.08	31,485
2017	1.27	1.28	26,129
2016	1.13	1.27	22,057
2015	1.56	1.13	17,174
2014	1.94	1.56	5,430
PIMCO High Yield Fund Admin Class – 06-760
Band 125
2019	$2.35	$2.66	688,947
2018	2.44	2.35	880,074
2017	2.32	2.44	1,046,584
2016	2.09	2.32	1,175,794
2015	2.16	2.09	1,537,956
2014	2.12	2.16	2,064,628
2013	2.03	2.12	3,006,584
2012	1.80	2.03	3,168,957
2011	1.76	1.80	3,680,424
2010	1.56	1.76	3,640,277
Band 0
2019	$2.89	$3.31	–
2018	2.97	2.89	–
2017	2.78	2.97	–
2016	2.47	2.78	–
2015	2.53	2.47	338,297
2014	2.45	2.53	359,777
2013	2.32	2.45	305,756
2012	2.03	2.32	323,419
2011	1.96	2.03	269,113
2010	1.72	1.96	235,432
PIMCO All Asset Fund R Class – 06-017
Band 125
2019	$1.06	$1.16	1,833
2018	1.13	1.06	1,814
2017	1.02	1.13	1,796
2016	0.91	1.02	1,617
2015	1.02	0.91	26,139
2014	1.03	1.02	171,370
2013	1.00 (06/20/13)	1.03	49,313

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO CommoditiesPLUS Strategy Fund Admin Class – 06-896
Band 125
2019	$0.74	$0.87	1,097
2018	0.85	0.74	885
2017	0.78	0.85	5
2016	0.66	0.78	1,180,341
2015	0.94	0.66	1,106,829
PIMCO High Yield Fund Institutional Class – 06-FCJ
Band 125
2019	$1.02	$1.16	138,753
2018	1.06	1.02	502,095
2017	1.01	1.06	248,701
PIMCO High Yield Fund R Class – 06-705
Band 125
2019	$1.97	$2.22	475,664
2018	2.06	1.97	555,369
2017	1.96	2.06	676,284
2016	1.77	1.96	710,955
2015	1.84	1.77	803,140
2014	1.81	1.84	1,184,784
2013	1.74	1.81	1,301,889
2012	1.55	1.74	1,306,478
2011	1.52	1.55	1,374,856
2010	1.35	1.52	1,246,070
Band 100
2019	$2.05	$2.32	154,952
2018	2.13	2.05	147,765
2017	2.03	2.13	146,009
2016	1.83	2.03	143,345
2015	1.89	1.83	137,230
2014	1.86	1.89	155,388
2013	1.79	1.86	5,125
2012	1.58	1.79	26,156
2011	1.55	1.58	24,823
2010	1.38	1.55	22,441
Band 50
2019	$2.21	$2.51	136,514
2018	2.29	2.21	161,111
2017	2.16	2.29	167,253
2016	1.94	2.16	199,460
2015	2.00	1.94	198,254
2014	1.96	2.00	191,445
2013	1.87	1.96	224,638
2012	1.65	1.87	210,156
2011	1.60	1.65	190,865
2010	1.42	1.60	149,690

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.39	$2.73	–
2018	2.46	2.39	–
2017	2.31	2.46	–
2016	2.06	2.31	104,031
2015	2.12	2.06	95,788
2014	2.06	2.12	90,185
2013	1.96	2.06	86,690
2012	1.72	1.96	83,048
2011	1.66	1.72	63,438
2010	1.46	1.66	39,868
PIMCO Income Fund Admin Class – 06-768
Band 125
2019	$1.28	$1.36	16,609,968
2018	1.29	1.28	10,868,183
2017	1.21	1.29	14,410,405
2016	1.13	1.21	11,014,095
2015	1.12	1.13	2,376,463
2014	1.06	1.12	2,208,670
2013	1.02	1.06	291,009
PIMCO Income Fund Institutional Class – 06-FCK
Band 125
2019	$1.07	$1.14	7,397,416
2018	1.08	1.07	5,289,143
2017	1.00	1.08	557,155
Band 75
2019	$1.08	$1.16	41,975
2018	1.08	1.08	26,978
PIMCO Income Fund R Class – 06-769
Band 125
2019	$1.25	$1.33	304,676
2018	1.27	1.25	457,540
2017	1.19	1.27	1,260,056
2016	1.11	1.19	727,916
2015	1.11	1.11	672,377
2014	1.05	1.11	367,485
2013	1.02	1.05	931,257
Band 0
2019	$1.35	$1.45	15,697
2018	1.35	1.35	254,181
2017	1.25	1.35	253,059
2016	1.16	1.25	206,673

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Real Return Fund Admin Class – 06-707
Band 125
2019	$1.10	$1.17	2,312,222
2018	1.13	1.10	2,993,419
2017	1.11	1.13	4,820,065
2016	1.07	1.11	6,678,926
2015	1.12	1.07	5,729,439
2014	1.10	1.12	5,629,364
2013	1.22	1.10	4,806,815
2012	1.14	1.22	2,478,912
2011	1.03	1.14	594,719
2010	1.00 (05/27/10)	1.03	1,672
Band 0
2019	$1.22	$1.32	18,000
2018	1.25	1.22	16,841
2017	1.20	1.25	13,417
2016	1.15	1.20	239,740
2015	1.18	1.15	210,664
2014	1.15	1.18	196,175
PIMCO Real Return Fund Institutional Class – 06-FCM
Band 125
2019	$0.99	$1.06	2,139,857
2018	1.02	0.99	1,193,252
2017	1.00	1.02	427,532
Band 75
2019	$1.00	$1.08	32,447
2018	1.03	1.00	15,858
Band 0
2019	$1.02	$1.10	369,522
2018	1.04	1.02	347,609
2017	1.00	1.04	267,713
PIMCO Real Return Fund R Class – 06-708
Band 125
2019	$1.06	$1.13	219,913
2018	1.10	1.06	368,642
2017	1.08	1.10	678,145
2016	1.05	1.08	1,043,939
2015	1.10	1.05	1,564,745
2014	1.08	1.10	1,606,781
2013	1.21	1.08	1,200,747
2012	1.13	1.21	773,149
2011	1.03	1.13	209,010
2010	1.00 (05/27/10)	1.03	167

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.18	$1.27	–
2018	1.21	1.18	195,138
2017	1.17	1.21	197,733
2016	1.12	1.17	265,531
2015	1.16	1.12	284,023
2014	1.13	1.16	351,072
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class – 06-3WR
Band 125
2019	$1.00 (04/25/19)	$1.08	333,031
PIMCO Total Return Fund Admin Class – 06-291
Band 125
2019	$1.51	$1.61	4,204,036
2018	1.54	1.51	4,866,185
2017	1.49	1.54	6,291,806
2016	1.47	1.49	7,831,083
2015	1.48	1.47	16,449,844
2014	1.44	1.48	32,531,748
2013	1.49	1.44	58,632,522
2012	1.37	1.49	54,380,902
2011	1.33	1.37	43,049,477
2010	1.24	1.33	30,193,638
Band 100
2019	$1.56	$1.66	–
2018	1.58	1.56	–
2017	1.52	1.58	8,862
2016	1.50	1.52	8,862
2015	1.51	1.50	8,862
2014	1.46	1.51	8,862
2013	1.51	1.46	8,862
2012	1.38	1.51	8,862
Band 0
2019	$1.75	$1.89	–
2018	1.76	1.75	–
2017	1.67	1.76	–
2016	1.64	1.67	–
2015	1.63	1.64	1,176,985
2014	1.56	1.63	1,202,015
2013	1.59	1.56	1,246,769
2012	1.45	1.59	1,432,632
2011	1.39	1.45	1,340,782
2010	1.28	1.39	1,368,629
PIMCO Total Return Fund Institutional Class – 06-FCN
Band 125
2019	$1.02	$1.10	808,400
2018	1.04	1.02	609,515
2017	1.00	1.04	156,534

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Total Return Fund R Class – 06-680
Band 125
2019	$1.55	$1.65	2,850,397
2018	1.58	1.55	2,451,074
2017	1.54	1.58	3,707,475
2016	1.53	1.54	4,805,376
2015	1.54	1.53	9,104,459
2014	1.50	1.54	15,368,712
2013	1.56	1.50	22,154,552
2012	1.44	1.56	22,594,506
2011	1.41	1.44	18,591,317
2010	1.32	1.41	14,195,232
Band 100
2019	$1.61	$1.72	504,752
2018	1.64	1.61	547,946
2017	1.59	1.64	692,363
2016	1.57	1.59	813,160
2015	1.59	1.57	886,694
2014	1.54	1.59	940,853
2013	1.60	1.54	33,032
2012	1.47	1.60	56,310
2011	1.44	1.47	49,991
2010	1.34	1.44	86,483
Band 50
2019	$1.74	$1.86	21,380
2018	1.76	1.74	175
2017	1.70	1.76	69,530
2016	1.67	1.70	74,004
2015	1.68	1.67	72,248
2014	1.62	1.68	69,397
2013	1.67	1.62	67,911
2012	1.53	1.67	63,513
2011	1.49	1.53	62,707
2010	1.38	1.49	13,235
Band 0
2019	$1.88	$2.02	–
2018	1.89	1.88	–
2017	1.81	1.89	–
2016	1.78	1.81	–
2015	1.78	1.78	647,381
2014	1.71	1.78	1,280,647
2013	1.75	1.71	1,581,858
2012	1.60	1.75	1,770,587
2011	1.54	1.60	1,036,725
2010	1.43	1.54	473,728

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Bond Fund A Class – 06-834
Band 125
2019	$1.07	$1.14	4,186,350
2018	1.09	1.07	6,615,713
2017	1.06	1.09	8,475,188
2016	1.03	1.06	9,638,439
2015	1.04	1.03	8,325,651
2014	0.99	1.04	5,663,682
2013	1.00	0.99	77,462
Band 100
2019	$1.08	$1.16	388,444
2018	1.10	1.08	430,812
2017	1.07	1.10	684,168
2016	1.03	1.07	732,167
2015	1.04	1.03	446,236
Band 50
2019	$1.12	$1.21	685,228
2018	1.13	1.12	870,000
2017	1.09	1.13	833,219
2016	1.05	1.09	1,021,087
Band 0
2019	$1.15	$1.25	1,096,460
2018	1.16	1.15	1,032,257
2017	1.11	1.16	890,088
2016	1.07	1.11	1,506,464
2015	1.07	1.07	1,039,711
2014	1.01	1.07	1,046,068
2013	1.00	1.01	269,692
Pioneer Bond Fund K Class – 06-FCP
Band 125
2019	$1.02	$1.10	13,944,467
2018	1.04	1.02	7,829,878
2017	1.00	1.04	1,433,230
Band 75
2019	$1.03	$1.12	344,591
2018	1.04	1.03	202,672
Pioneer Bond Fund Y Class – 06-823
Band 125
2019	$1.08	$1.17	49,739,141
2018	1.10	1.08	32,351,154
2017	1.07	1.10	36,869,265
2016	1.03	1.07	37,476,469
2015	1.04	1.03	25,189,411
2014	1.00	1.04	16,702,846
2013	1.00	1.00	285,805

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.17	$1.27	–
2018	1.17	1.17	–
2017	1.12	1.17	–
2016	1.07	1.12	678,034
Pioneer Dynamic Credit Fund A Class – 06-022
Band 125
2019	$1.05	$1.14	676
2018	1.09	1.05	486
2017	1.05	1.09	533
2016	0.96	1.05	300
Pioneer Equity Income Fund A Class – 06-327
Band 125
2019	$1.68	$2.08	1,352,023
2018	1.87	1.68	1,529,481
2017	1.65	1.87	2,184,854
2016	1.40	1.65	2,202,139
2015	1.41	1.40	866,357
2014	1.27	1.41	492,998
2013	1.00	1.27	1,933,672
2012	0.92	1.00	94,358
2011	0.87	0.92	15,071
2010	0.74	0.87	8,330
Band 100
2019	$1.73	$2.15	193,885
2018	1.92	1.73	216,407
2017	1.68	1.92	319,203
2016	1.43	1.68	370,204
Band 50
2019	$1.83	$2.28	561,062
2018	2.02	1.83	739,550
2017	1.76	2.02	692,675
2016	1.49	1.76	719,989
Band 0
2019	$1.93	$2.42	7,498
2018	2.12	1.93	2,265
Pioneer Equity Income Fund K Class – 06-FCR
Band 125
2019	$1.03	$1.28	2,279,918
2018	1.14	1.03	2,292,016
2017	1.00	1.14	772,836
Pioneer Equity Income Fund Y Class – 06-828
Band 125
2019	$1.81	$2.24	14,750,941
2018	2.00	1.81	16,647,961
2017	1.76	2.00	18,425,078
2016	1.49	1.76	22,769,087
2015	1.50	1.49	732,404
2014	1.34	1.50	4,141
2013	1.05	1.34	37,694

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.95	$2.45	1,687,268
2018	2.14	1.95	1,774,730
2017	1.85	2.14	1,916,986
2016	1.55	1.85	2,015,750
Pioneer Fund A Class – 06-833
Band 125
2019	$1.88	$2.43	100,625
2018	1.93	1.88	116,170
2017	1.61	1.93	115,591
2016	1.49	1.61	125,625
2015	1.51	1.49	137,498
Band 100
2019	$1.90	$2.47	16,922
2018	1.96	1.90	16,771
2017	1.63	1.96	27,021
2016	1.50	1.63	38,390
2015	1.52	1.50	59,718
Pioneer Fund VCT Portfolio I Class – 06-590
Band 125
2019	$2.50	$3.24	440,159
2018	2.57	2.50	459,225
2017	2.14	2.57	530,460
2016	1.97	2.14	569,827
2015	2.00	1.97	675,801
2014	1.82	2.00	772,117
2013	1.38	1.82	1,053,562
2012	1.27	1.38	1,215,288
2011	1.35	1.27	1,603,035
2010	1.17	1.35	3,265,727
Pioneer Fundamental Growth Fund A Class – 06-628
Band 125
2019	$1.99	$2.63	242,038
2018	2.02	1.99	692,316
2017	1.67	2.02	1,430,867
2016	1.63	1.67	2,161,969
2015	1.56	1.63	1,078,572
2014	1.38	1.56	1,059,287
2013	1.05	1.38	891,834
2012	1.00 (05/24/12)	1.05	472,247
Band 0
2019	$2.16	$2.89	5,338
2018	2.17	2.16	184,202
2017	1.77	2.17	206,173
2016	1.71	1.77	269,966
2015	1.61	1.71	776,788
2014	1.41	1.61	419,312

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Fundamental Growth Fund K Class – 06-FCT
Band 125
2019	$1.20	$1.59	844,239
2018	1.22	1.20	764,699
2017	1.00	1.22	498,056
Pioneer Fundamental Growth Fund Y Class – 06-626
Band 125
2019	$2.03	$2.69	2,919,734
2018	2.06	2.03	5,252,061
2017	1.69	2.06	6,823,137
2016	1.65	1.69	8,364,222
2015	1.57	1.65	3,948,833
2014	1.39	1.57	1,185,823
2013	1.06	1.39	1,297,117
2012	1.00 (05/24/12)	1.06	3,923
Band 0
2019	$2.20	$2.96	604,426
2018	2.21	2.20	643,128
2017	1.79	2.21	549,868
2016	1.73	1.79	443,179
Pioneer Global Equity Fund A Class – 06-GGH
Band 125
2019	$0.88	$1.07	43,119
2018	1.06	0.88	41,850
2017	1.00 (09/21/17)	1.06	53,752
Pioneer Global Equity Fund Y Class – 06-GGJ
Band 125
2019	$0.88	$1.08	156
2018	1.06	0.88	128
Pioneer High Yield Fund A Class – 06-837
Band 125
2019	$1.22	$1.37	270,980
2018	1.27	1.22	288,426
2017	1.20	1.27	268,382
2016	1.06	1.20	350,960
2015	1.13	1.06	443,830
2014	1.15	1.13	20,255
2013	1.04	1.15	475,865
Band 100
2019	$1.24	$1.40	70,061
2018	1.29	1.24	72,098
2017	1.21	1.29	75,627
2016	1.07	1.21	124,925
2015	1.14	1.07	227,850

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$1.28	$1.45	72,152
2018	1.32	1.28	72,177
2017	1.24	1.32	90,135
2016	1.09	1.24	106,920
2015	1.15	1.09	88,542
2014	1.16	1.15	121,113
2013	1.04	1.16	118,242
Pioneer High Yield Fund Y Class – 06-829
Band 125
2019	$1.25	$1.40	5,222
2018	1.29	1.25	56,134
2017	1.22	1.29	51,130
2016	1.07	1.22	38,164
2015	1.14	1.07	9,057
2014	1.15	1.14	4,568
Pioneer Mid Cap Value Fund A Class – 06-838
Band 125
2019	$1.49	$1.89	221,322
2018	1.88	1.49	200,561
2017	1.69	1.88	158,785
2016	1.47	1.69	149,385
2015	1.59	1.47	119,561
2014	1.40	1.59	373
2013	1.07	1.40	101
Band 100
2019	$1.52	$1.92	17,230
2018	1.90	1.52	21,554
2017	1.70	1.90	29,198
2016	1.48	1.70	95,063
2015	1.60	1.48	27,349
Band 0
2019	$1.61	$2.07	156,533
2018	2.00	1.61	151,528
Pioneer Mid Cap Value Fund Y Class – 06-831
Band 125
2019	$1.52	$1.93	–
2018	1.91	1.52	57,057
2017	1.71	1.91	89,869
2016	1.49	1.71	112,616
2015	1.60	1.49	10,439
Pioneer Select Mid Cap Growth Fund A Class – 06-836
Band 125
2019	$1.99	$2.61	1,007,771
2018	2.15	1.99	1,078,399
2017	1.68	2.15	741,444
2016	1.64	1.68	629,301
2015	1.64	1.64	378,206
2014	1.52	1.64	78,553

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.15	$2.85	1,681
2018	2.29	2.15	192,946
2017	1.77	2.29	185,753
2016	1.71	1.77	186,339
Pioneer Select Mid Cap Growth Fund K Class – 06-FCV
Band 125
2019	$1.17	$1.54	5,379,135
2018	1.26	1.17	2,983,941
2017	0.98	1.26	562,337
Pioneer Select Mid Cap Growth VCT Portfolio I Class – 06-591
Band 125
2019	$3.60	$4.74	3,228,655
2018	3.90	3.60	2,716,231
2017	3.04	3.90	2,826,384
2016	2.97	3.04	3,385,926
2015	2.95	2.97	3,683,944
2014	2.73	2.95	4,017,679
2013	1.94	2.73	4,557,821
2012	1.84	1.94	5,399,665
2011	1.90	1.84	6,289,827
2010	1.60	1.90	6,585,204
Pioneer Strategic Income Fund A Class – 06-594
Band 125
2019	$1.17	$1.28	492,380
2018	1.21	1.17	507,323
2017	1.17	1.21	882,732
2016	1.10	1.17	866,266
2015	1.13	1.10	1,267,679
2014	1.09	1.13	1,279,619
2013	1.09	1.09	1,082,068
2012	0.99	1.09	376,469
2011	1.00 (06/23/11)	0.99	1,401
Band 0
2019	$1.29	$1.42	_
2018	1.32	1.29	–
2017	1.25	1.32	–
2016	1.16	1.25	–
2015	1.18	1.16	67,281
2014	1.13	1.18	43,358
Pioneer Strategic Income Fund K Class – 06-FCW
Band 125
2019	$1.02	$1.11	648,211
2018	1.05	1.02	522,885
2017	1.00	1.05	505,127

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Strategic Income Fund Y Class – 06-CGG
Band 125
2019	$1.05	$1.15	188,880
2018	1.08	1.05	295,327
2017	1.04	1.08	545,391
2016	0.97	1.04	1,217,549
2015	1.00 (08/07/15)	0.97	762,112
Band 0
2019	$1.10	$1.21	80,534
2018	1.12	1.10	37,247
2017	1.06	1.12	35,429
2016	0.98	1.06	14,173
2015	1.00 (08/07/15)	0.98	9,877
Federated International Equity Fund A Class – 06-CHH (formerly PNC International Equity Fund – A Class)
Band 125
2019	$1.10	$1.33	266,363
2018	1.28	1.10	136,389
2017	0.98	1.28	30,113
2016	0.99	0.98	8,745
Band 0
2019	$1.15	$1.40	43,045
Federated International Equity Fund IS Class – 06-CHJ (formerly PNC International Equity Fund – I Class)
Band 125
2019	$1.11	$1.35	807,313
2018	1.29	1.11	403,701
2017	0.98	1.29	353,932
2016	0.99	0.98	905
Band 0
2019	$1.16	$1.42	1,404,098
Principal Bond Market Index Fund R3 Class – 06-FHX
Band 125
2019	$0.99	$1.06	5,665
Principal Income Fund R6 Class – 06-3JJ
Band 125
2019	$1.00	$1.08	1,408,492
2018	1.00 (09/20/18)	1.00	1,424,119
Principal International Equity Index Fund R3 Class – 06-CVG
Band 125
2019	$0.98	$1.16	247,989
2018	1.15	0.98	35,578
Principal LargeCap Growth Fund R6 Class – 06-3JH
Band 125
2019	$0.86	$1.15	599,101
2018	1.00 (09/20/18)	0.86	625,775

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Principal MidCap S&P 400 Index Fund R3 Class – 06-FPW
Band 125
2019	$0.97	$1.21	599,173
2018	1.12	0.97	471,005
2017	1.00 (03/23/17)	1.12	619,626
Band 100
2019	$0.98	$1.21	55,150
2018	1.12	0.98	43,883
2017	1.00 (03/23/17)	1.12	24,138
Band 50
2019	$0.99	$1.23	2,745
2018	1.12	0.99	4,029
2017	1.00 (03/23/17)	1.12	11,615
Principal SmallCap S&P 600 Index Fund R3 Class – 06-FPX
Band 125
2019	$1.01	$1.22	906,635
2018	1.13	1.01	713,343
2017	1.00 (03/23/17)	1.13	644,253
Band 100
2019	$1.02	$1.23	58,129
2018	1.13	1.02	40,337
2017	1.00 (03/23/17)	1.13	24,875
Band 50
2019	$1.03	$1.24	553
2018	1.13	1.03	563
2017	1.00 (03/23/17)	1.13	575
Band 0
2019	$1.03	$1.26	3,173
2018	1.14	1.03	3,051
PGIM Day One 2020 Fund R6 Class – 06-44K
Band 125
2019	$1.00 (07/26/19)	$1.04	358,557
PGIM Day One 2025 Fund R6 Class – 06-44M
Band 125
2019	$1.00 (07/26/19)	$1.04	345,822
PGIM Day One 2030 Fund R6 Class – 06-44N
Band 125
2019	$1.00 (07/26/19)	$1.05	218,332
PGIM Day One 2035 Fund R6 Class – 06-44P
Band 125
2019	$1.00 (07/26/19)	$1.06	302,472
PGIM Day One 2040 Fund R6 Class – 06-44R
Band 125
2019	$1.00 (07/26/19)	$1.06	312,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Day One 2045 Fund R6 Class – 06-44T
Band 125
2019	$1.00 (07/26/19)	$1.06	106,743
PGIM Day One 2050 Fund R6 Class – 06-44V
Band 125
2019	$1.00 (07/26/19)	$1.06	111,597
PGIM Day One 2055 Fund R6 Class – 06-44W
Band 125
2019	$1.00 (07/26/19)	$1.07	69,508
PGIM Day One 2060 Fund R6 Class – 06-44X
Band 125
2019	$1.00 (07/26/19)	$1.07	6,617
PGIM Day One Income Fund R6 Class – 06-44G
Band 125
2019	$1.00 (07/26/19)	$1.03	7,519
PGIM Global Real Estate Fund A Class – 06-531
Band 125
2019	$1.63	$2.00	192,423
2018	1.74	1.63	259,343
2017	1.59	1.74	362,172
2016	1.60	1.59	379,568
2015	1.62	1.60	468,172
2014	1.44	1.62	435,196
2013	1.41	1.44	564,275
2012	1.12	1.41	423,435
2011	1.21	1.12	241,213
2010	1.00 (05/27/10)	1.21	14,680
Band 100
2019	$1.66	$2.05	61,088
2018	1.77	1.66	57,198
2017	1.61	1.77	67,136
2016	1.62	1.61	91,672
2015	1.64	1.62	107,556
2014	1.45	1.64	111,813
Band 0
2019	$1.81	$2.25	–
2018	1.91	1.81	–
2017	1.72	1.91	–
2016	1.71	1.72	–
2015	1.72	1.71	9,191
2014	1.51	1.72	233,043
2013	1.45	1.51	6,440
2012	1.15	1.45	85,323
2011	1.22	1.15	81,849
PGIM Global Real Estate Fund R4 Class – 06-3FP
Band 125
2019	$0.95	$1.17	408,883
2018	1.00 (06/21/18)	0.95	326,666

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Global Real Estate Fund R6 Class – 06-FCX
Band 125
2019	$1.04	$1.29	299,599
2018	1.11	1.04	893,242
2017	1.00	1.11	64,036
Band 0
2019	$1.07	$1.34	1,608,445
2018	1.12	1.07	1,664,452
2017	1.01	1.12	1,701,027
PGIM Global Real Estate Fund Z Class – 06-526
Band 125
2019	$1.68	$2.07	344,862
2018	1.78	1.68	2,927,017
2017	1.62	1.78	4,046,992
2016	1.63	1.62	4,631,843
2015	1.64	1.63	4,125,624
2014	1.46	1.64	3,769,563
2013	1.42	1.46	1,924,640
2012	1.13	1.42	750,532
2011	1.21	1.13	351,243
2010	1.00 (05/27/10)	1.21	122,878
Band 0
2019	$1.87	$2.33	–
2018	1.96	1.87	–
2017	1.76	1.96	–
2016	1.74	1.76	1,334,112
2015	1.74	1.74	1,263,582
2014	1.52	1.74	1,818,599
2013	1.47	1.52	1,978,304
2012	1.15	1.47	2,259,241
PGIM High Yield Fund A Class – 06-533
Band 125
2019	$1.55	$1.78	1,813,936
2018	1.60	1.55	1,925,917
2017	1.51	1.60	2,321,614
2016	1.33	1.51	2,652,193
2015	1.38	1.33	3,043,215
2014	1.36	1.38	3,100,337
2013	1.29	1.36	3,113,756
2012	1.15	1.29	1,814,111
2011	1.11	1.15	461,320
2010	1.00 (05/27/10)	1.11	24,381
Band 100
2019	$1.59	$1.82	407,135
2018	1.63	1.59	491,244
2017	1.53	1.63	882,966
2016	1.34	1.53	874,273
2015	1.40	1.34	853,358
2014	1.38	1.40	617,821
2013	1.30	1.38	153

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.01	158,505
2018	1.76	1.73	103,343
2017	1.64	1.76	91,836
2016	1.42	1.64	149,602
2015	1.46	1.42	134,303
2014	1.43	1.46	89,822
2013	1.33	1.43	20
PGIM High-Yield Fund R2 Class – 06-3FH
Band 125
2019	$0.97	$1.11	12,412
PGIM High-Yield Fund R4 Class – 06-3FJ
Band 125
2019	$0.97	$1.11	700
PGIM High-Yield Fund R6 Class – 06-FCY
Band 125
2019	$1.05	$1.20	4,850,893
2018	1.07	1.05	4,372,853
2017	1.01	1.07	671,963
Band 75
2019	$1.06	$1.22	189,681
2018	1.08	1.06	44,537
PGIM High Yield Fund Z Class – 06-532
Band 125
2019	$1.59	$1.83	8,962,579
2018	1.63	1.59	10,008,429
2017	1.53	1.63	12,943,915
2016	1.35	1.53	12,543,159
2015	1.40	1.35	11,178,894
2014	1.38	1.40	7,384,604
2013	1.30	1.38	7,203,230
2012	1.15	1.30	7,203,555
2011	1.11	1.15	1,401,886
2010	1.00 (05/27/10)	1.11	485,089
Band 0
2019	$1.77	$2.06	622,760
2018	1.80	1.77	666,392
2017	1.67	1.80	576,699
2016	1.44	1.67	771,982
2015	1.48	1.44	190,017
2014	1.44	1.48	162,571
2013	1.34	1.44	564,636
2012	1.18	1.34	485,084

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison 20/20 Focus A Class – 06-536
Band 125
2019	$2.01	$2.56	66,732
2018	2.15	2.01	67,818
2017	1.72	2.15	72,728
2016	1.69	1.72	84,524
2015	1.63	1.69	108,758
2014	1.56	1.63	126,421
2013	1.22	1.56	271,338
2012	1.10	1.22	178,893
2011	1.16	1.10	142,547
2010	1.00 (05/27/10)	1.16	11,571
Band 100
2019	$2.06	$2.62	62,474
2018	2.19	2.06	73,743
2017	1.75	2.19	76,306
2016	1.71	1.75	79,030
2015	1.65	1.71	87,318
2014	1.57	1.65	96,299
PGIM Jennison 20/20 Focus Z Class – 06-534
Band 125
2019	$2.07	$2.63	–
2018	2.20	2.07	–
2017	1.75	2.20	–
2016	1.71	1.75	–
2015	1.66	1.71	2,804
2014	1.57	1.66	1,061
2013	1.23	1.57	245,685
2012	1.10	1.23	313,758
2011	1.16	1.10	290,652
PGIM Jennison Financial Services Fund A Class – 06-456
Band 125
2019	$1.37	$1.80	142,825
2018	1.61	1.37	129,808
2017	1.32	1.61	128,727
2016	1.30	1.32	56,393
2015	1.48	1.30	147,320
2014	1.59	1.48	199,476
2013	1.25	1.59	252,635
2012	0.95	1.25	132,685
2011	1.19	0.95	84,943
2010	1.02	1.19	11,141
Band 100
2019	$1.40	$1.85	11,096
2018	1.64	1.40	20,474
2017	1.34	1.64	20,509
2016	1.32	1.34	25,217
2015	1.50	1.32	32,681
2014	1.61	1.50	28,520
2013	1.26	1.61	727
2012	0.96	1.26	2,969

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.53	$2.04	–
2018	1.78	1.53	–
2017	1.44	1.78	–
2016	1.40	1.44	–
2015	1.58	1.40	1,365
2014	1.67	1.58	1,943
2013	1.30	1.67	2,593
2012	0.98	1.30	159
2011	1.20	0.98	358
PGIM Jennison Financial Services Fund Z Class – 06-457
Band 125
2019	$1.40	$1.85	94,875
2018	1.65	1.40	94,705
2017	1.35	1.65	94,881
2016	1.32	1.35	203,204
2015	1.50	1.32	142,879
2014	1.61	1.50	234,402
2013	1.26	1.61	213,927
2012	0.96	1.26	100,464
2011	1.19	0.96	81,788
PGIM Jennison Focused Growth Fund Z Class – 06-063
Band 125
2019	$1.52	$2.00	7,342
2018	1.50	1.52	3,750
2017	1.12	1.50	76
2016	1.17	1.12	2,573
PGIM Jennison Health Sciences Fund A Class – 06-458
Band 125
2019	$3.68	$4.30	205,366
2018	3.87	3.68	381,479
2017	2.99	3.87	340,591
2016	3.55	2.99	492,240
2015	3.42	3.55	827,535
2014	2.56	3.42	530,485
2013	1.66	2.56	675,739
2012	1.34	1.66	408,777
2011	1.21	1.34	164,560
2010	1.03	1.21	15,814
Band 100
2019	$3.76	$4.40	76,395
2018	3.95	3.76	134,352
2017	3.04	3.95	193,366
2016	3.60	3.04	201,082
2015	3.46	3.60	340,910
2014	2.58	3.46	250,136
2013	1.67	2.58	2,815
2012	1.35	1.67	2,644

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.12	$4.87	–
2018	4.28	4.12	–
2017	3.26	4.28	–
2016	3.82	3.26	–
2015	3.64	3.82	–
2014	2.69	3.64	–
2013	1.72	2.69	–
2012	1.38	1.72	10,057
PGIM Jennison Health Sciences Fund Z Class – 06-459
Band 125
2019	$3.78	$4.42	390,002
2018	3.96	3.78	1,700,140
2017	3.05	3.96	1,526,828
2016	3.61	3.05	1,349,096
2015	3.47	3.61	1,305,928
2014	2.59	3.47	977,638
2013	1.67	2.59	730,130
2012	1.35	1.67	459,585
2011	1.21	1.35	141,943
PGIM Jennison Mid Cap Growth Fund A Class – 06-461
Band 125
2019	$2.03	$2.75	513,527
2018	2.25	2.03	601,765
2017	1.86	2.25	1,594,857
2016	1.82	1.86	1,968,244
2015	1.89	1.82	2,750,737
2014	1.75	1.89	2,825,271
2013	1.39	1.75	2,865,318
2012	1.21	1.39	2,272,166
2011	1.20	1.21	833,948
2010	1.02	1.20	125,190
Band 100
2019	$2.08	$2.82	319,968
2018	2.29	2.08	365,724
2017	1.89	2.29	478,997
2016	1.84	1.89	630,286
2015	1.91	1.84	631,730
2014	1.77	1.91	602,861
2013	1.40	1.77	2,112
2012	1.22	1.40	1,110
PGIM Jennison Mid Cap Growth Fund R6 Class – 06-FFF
Band 125
2019	$1.08	$1.47	1,411,351
2018	1.19	1.08	677,030
2017	0.98	1.19	653,911
Band 75
2019	$1.09	$1.49	134,293
2018	1.20	1.09	126,019

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Mid Cap Growth Fund Z Class – 06-462
Band 125
2019	$2.09	$2.83	1,339,921
2018	2.30	2.09	4,547,660
2017	1.90	2.30	5,591,142
2016	1.85	1.90	8,300,239
2015	1.92	1.85	8,573,639
2014	1.77	1.92	8,524,807
2013	1.40	1.77	8,589,917
2012	1.22	1.40	7,164,718
2011	1.21	1.22	4,698,055
2010	1.02	1.21	2,366,801
Band 0
2019	$2.34	$3.21	–
2018	2.54	2.34	–
2017	2.07	2.54	–
2016	1.99	2.07	1,433,364
2015	2.04	1.99	1,383,713
2014	1.87	2.04	1,245,641
2013	1.46	1.87	1,709,726
2012	1.25	1.46	1,827,836
PGIM Jennison Natural Resources Fund A Class – 06-453
Band 125
2019	$0.59	$0.68	369,439
2018	0.83	0.59	415,809
2017	0.80	0.83	455,460
2016	0.60	0.80	629,350
2015	0.86	0.60	805,341
2014	1.09	0.86	856,358
2013	1.01	1.09	846,576
2012	1.05	1.01	625,061
2011	1.31	1.05	429,634
2010	1.04	1.31	14,085
Band 100
2019	$0.60	$0.70	47,573
2018	0.84	0.60	49,080
2017	0.81	0.84	59,392
2016	0.61	0.81	170,945
2015	0.87	0.61	75,993
2014	1.10	0.87	58,113
Band 0
2019	$0.66	$0.77	–
2018	0.91	0.66	–
2017	0.87	0.91	–
2016	0.65	0.87	–
2015	0.92	0.65	59,098
2014	1.15	0.92	39,348
2013	1.05	1.15	19,065
2012	1.08	1.05	11,161
2011	1.32	1.08	7,568

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Natural Resources Fund R6 Class – 06-FFG
Band 125
2019	$0.72	$0.83	650,569
2018	1.00	0.72	530,224
2017	0.96	1.00	421,709
PGIM Jennison Natural Resources Fund Z Class – 06-454
Band 125
2019	$0.61	$0.70	144,595
2018	0.85	0.61	669,216
2017	0.81	0.85	1,110,661
2016	0.61	0.81	1,175,492
2015	0.88	0.61	1,793,825
2014	1.11	0.88	1,443,603
2013	1.02	1.11	1,292,196
2012	1.06	1.02	1,032,642
2011	1.31	1.06	747,545
2010	1.04	1.31	111,988
PGIM Jennison Small Company Fund R6 Class – 06-GJN
Band 125
2019	$0.90	$1.15	81,789
2018	1.05	0.90	1,740
PGIM Jennison Small Company Fund A Class – 06-589
Band 125
2019	$1.56	$1.98	302,832
2018	1.82	1.56	287,519
2017	1.55	1.82	289,499
2016	1.38	1.55	474,588
2015	1.46	1.38	555,574
2014	1.37	1.46	392,335
2013	1.03	1.37	474,775
2012	0.92	1.03	446,337
PGIM Jennison Small Company Fund Z Class – 06-593
Band 125
2019	$1.59	$2.02	558,136
2018	1.86	1.59	1,155,142
2017	1.57	1.86	1,522,019
2016	1.40	1.57	1,103,642
2015	1.47	1.40	2,549,103
2014	1.38	1.47	2,172,499
2013	1.04	1.38	1,654,985
2012	0.92	1.04	34,010
PGIM QMA Mid Cap Value Fund A Class – 06-080
Band 125
2019	$1.00	$1.19	240,466
2018	1.27	1.00	338,444
2017	1.14	1.27	280,722
2016	0.96	1.14	333,247
2015	1.04	0.96	117,987

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM QMA Mid Cap Value Fund R6 Class – 06-GCF
Band 125
2019	$0.88	$1.04	107,545
2018	1.11	0.88	108,117
PGIM QMA Mid Cap Value Fund Z Class – 06-064
Band 125
2019	$1.01	$1.20	1,062,573
2018	1.28	1.01	1,820,764
2017	1.15	1.28	2,407,769
2016	0.96	1.15	1,959,773
2015	1.04	0.96	3,233,327
2014	1.00 (06/26/14)	1.04	7,063
PGIM Total Return Bond Fund A Class – 06-538
Band 125
2019	$1.29	$1.42	4,219,244
2018	1.32	1.29	5,695,681
2017	1.26	1.32	7,304,366
2016	1.22	1.26	8,134,061
2015	1.24	1.22	6,928,446
2014	1.18	1.24	4,624,302
2013	1.20	1.18	3,419,144
2012	1.11	1.20	2,606,393
2011	1.05	1.11	461,207
2010	1.00 (05/27/10)	1.05	46,005
Band 100
2019	$1.32	$1.45	754,266
2018	1.35	1.32	840,779
2017	1.28	1.35	1,133,426
2016	1.24	1.28	1,342,572
2015	1.25	1.24	1,266,896
2014	1.19	1.25	1,109,935
2013	1.21	1.19	1,288
Band 0
2019	$1.44	$1.60	–
2018	1.46	1.44	11,478
2017	1.37	1.46	31,136
2016	1.31	1.37	138,472
2015	1.31	1.31	332,770
2014	1.23	1.31	219,047
PGIM Total Return Bond Fund R2 Class – 06-3FK
Band 125
2019	$1.01	$1.10	19,553
2018	1.00 (06/21/18)	1.01	164,204
PGIM Total Return Bond Fund R4 Class – 06-3FM
Band 125
2019	$1.01	$1.11	1,032,580
PGIM Total Return Bond Fund R6 Class – 06-FFH
Band 125
2019	$1.04	$1.14	25,715,626
2018	1.06	1.04	18,901,742
2017	1.00	1.06	4,793,832

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.07	$1.18	916,309
2018	1.07	1.07	1,140,807
2017	1.00	1.07	873,145
PGIM Total Return Bond Fund Z Class – 06-537
Band 125
2019	$1.32	$1.45	17,345,484
2018	1.35	1.32	26,088,555
2017	1.28	1.35	34,470,621
2016	1.24	1.28	28,580,730
2015	1.25	1.24	20,210,654
2014	1.18	1.25	12,454,031
2013	1.21	1.18	2,095,986
2012	1.12	1.21	1,574,335
2011	1.05	1.12	367,366
Band 0
2019	$1.47	$1.63	36,225
2018	1.48	1.47	19,727
2017	1.39	1.48	15,478
2016	1.33	1.39	436,441
2015	1.33	1.33	343,278
2014	1.24	1.33	306,983
2013	1.25	1.24	201,284
2012	1.14	1.25	161,543
Putnam Diversified Income Trust Y Class – 06-897
Band 125
2019	$1.06	$1.18	2,669
Putnam Dynamic Asset Allocation Balanced Fund R6 Class – 06-GNN
Band 125
2019	$0.93	$1.08	435,682
Putnam Dynamic Asset Allocation Growth Fund A Class – 06-GNW
Band 0
2019	$0.91	$1.10	13,449
Putnam Dynamic Asset Allocation Growth Fund R6 Class – 06-GNX
Band 125
2019	$0.90	$1.08	8,266
2018	1.01	0.90	7,361
Putnam Equity Income Fund A Class – 06-FCG
Band 125
2019	$1.02	$1.31	601,259
2018	1.13	1.02	292,219
Putnam Equity Income Fund Y Class – 06-FCF
Band 125
2019	$1.03	$1.32	1,224,470

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Putnam Equity Income Fund R6 Class – 06-36H
Band 125
2019	$0.91	$1.17	524,903
Putnam Growth Opportunities Fund A Class – 06-938
Band 125
2019	$1.42	$1.91	23,587
2018	1.41	1.42	2,371
2017	1.09	1.41	1,621
2016	1.04	1.09	844
Putnam Growth Opportunities Fund R6 Class – 06-GCG
Band 125
2019	$1.13	$1.53	961,813
2018	1.12	1.13	218,909
Putnam Sustainable Future Fund R6 Class – 06-3XC
Band 125
2019	$1.00 (05/24/19)	$1.10	2,057
Russell Commodity Strategies Fund S Class – 06-491
Band 125
2019	$0.47	$0.51	27,016
2018	0.55	0.47	27,015
2017	0.55	0.55	27,014
2016	0.50	0.55	41,583
2015	0.67	0.50	41,496
2014	0.84	0.67	574,167
2013	0.94	0.84	181,387
Russell Emerging Markets Fund S Class – 06-747
Band 125
2019	$1.89	$2.23	51,464
2018	2.30	1.89	161,706
2017	1.72	2.30	158,975
2016	1.56	1.72	347,752
2015	1.88	1.56	351,312
2014	1.95	1.88	161,619
2013	2.00	1.95	156,717
2012	1.71	2.00	138,327
2011	2.11	1.71	5,554
2010	1.78	2.11	8,635
Russell Global Equity Fund S Class – 06-736
Band 125
2019	$2.33	$2.90	969
2018	2.60	2.33	768
2017	2.13	2.60	888
2016	2.01	2.13	1,777
2015	2.04	2.01	1,195
2014	1.98	2.04	68
2013	1.57	1.98	24
2012	1.37	1.57	23

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Global Real Estate Securities Fund R6 Class – 06-FFM
Band 125
2019	$1.03	$1.24	261,929
2018	1.11	1.03	158,808
Russell Global Real Estate Securities Fund S Class – 06-739
Band 125
2019	$2.10	$2.52	159,357
2018	2.26	2.10	341,276
2017	2.05	2.26	782,645
2016	2.02	2.05	455,988
2015	2.05	2.02	421,236
2014	1.81	2.05	411,381
2013	1.78	1.81	982,671
2012	1.41	1.78	1,023,006
2011	1.54	1.41	1,061,061
Russell Investment Grade Bond Fund S Class – 06-738
Band 125
2019	$1.37	$1.47	256,771
2018	1.40	1.37	223,982
2017	1.37	1.40	264,676
2016	1.35	1.37	236,844
2015	1.36	1.35	212,108
Russell LifePoints Balanced Strategy Fund R1 Class – 06-659
Band 125
2019	$1.83	$2.07	683,379
2018	1.98	1.83	676,933
2017	1.81	1.98	643,124
2016	1.68	1.81	1,451,748
2015	1.74	1.68	1,723,675
2014	1.68	1.74	7,656,114
2013	1.51	1.68	9,898,683
2012	1.36	1.51	11,102,935
2011	1.41	1.36	7,025,000
2010	1.26	1.41	5,475,016
Russell LifePoints Balanced Strategy Fund R5 Class – 06-665
Band 125
2019	$1.67	$1.87	1,954,483
2018	1.80	1.67	2,307,119
2017	1.66	1.80	2,524,126
2016	1.55	1.66	3,582,873
2015	1.61	1.55	4,555,770
2014	1.57	1.61	5,378,976
2013	1.42	1.57	8,530,511
2012	1.28	1.42	9,417,426
2011	1.34	1.28	10,823,953
2010	1.20	1.34	9,069,227

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.73	$1.94	364,820
2018	1.87	1.73	418,743
2017	1.72	1.87	558,150
2016	1.60	1.72	667,975
2015	1.66	1.60	569,691
2014	1.60	1.66	664,272
2013	1.45	1.60	24,828
2012	1.30	1.45	37,151
2011	1.36	1.30	42,663
2010	1.21	1.36	38,545
Band 50
2019	$1.86	$2.10	78,226
2018	2.00	1.86	84,614
2017	1.83	2.00	146,929
2016	1.69	1.83	433,543
2015	1.75	1.69	511,477
2014	1.68	1.75	534,734
2013	1.51	1.68	456,512
2012	1.35	1.51	490,976
2011	1.40	1.35	459,865
2010	1.25	1.40	426,271
Band 0
2019	$2.00	$2.27	–
2018	2.14	2.00	–
2017	1.95	2.14	–
2016	1.79	1.95	43,489
2015	1.84	1.79	37,590
2014	1.77	1.84	35,301
2013	1.58	1.77	906,630
2012	1.41	1.58	1,799,410
2011	1.45	1.41	1,894,903
2010	1.28	1.45	1,848,734
Russell LifePoints Conservative Strategy Fund R1 Class – 06-661
Band 125
2019	$1.52	$1.65	83,829
2018	1.58	1.52	84,995
2017	1.51	1.58	128,910
2016	1.45	1.51	139,577
2015	1.48	1.45	336,381
2014	1.44	1.48	377,735
2013	1.42	1.44	391,873
2012	1.32	1.42	1,506,843
2011	1.31	1.32	1,452,566
2010	1.20	1.31	1,017,844

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Conservative Strategy Fund R5 Class – 06-655
Band 125
2019	$1.38	$1.49	269,263
2018	1.44	1.38	279,682
2017	1.38	1.44	451,588
2016	1.33	1.38	473,106
2015	1.37	1.33	642,920
2014	1.34	1.37	798,247
2013	1.32	1.34	1,823,944
2012	1.24	1.32	2,234,292
2011	1.23	1.24	1,639,854
2010	1.13	1.23	1,366,110
Band 100
2019	$1.43	$1.55	132,931
2018	1.49	1.43	135,082
2017	1.42	1.49	345,323
2016	1.37	1.42	429,245
2015	1.41	1.37	402,130
2014	1.37	1.41	364,723
2013	1.35	1.37	99,866
2012	1.26	1.35	5,074
2011	1.25	1.26	2,056
Band 50
2019	$1.54	$1.67	57,264
2018	1.59	1.54	30,795
2017	1.52	1.59	89,201
2016	1.45	1.52	89,426
2015	1.48	1.45	84,687
2014	1.44	1.48	98,977
2013	1.41	1.44	373,734
2012	1.31	1.41	326,660
2011	1.29	1.31	319,882
2010	1.18	1.29	293,880
Band 0
2019	$1.66	$1.81	–
2018	1.70	1.66	–
2017	1.62	1.70	–
2016	1.54	1.62	–
2015	1.56	1.54	–
2014	1.51	1.56	–
2013	1.47	1.51	19,532
2012	1.36	1.47	121,019
2011	1.34	1.36	73,875
2010	1.22	1.34	184,249

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Equity Growth Strategy Fund R1 Class – 06-662
Band 125
2019	$1.98	$2.33	199,280
2018	2.21	1.98	204,813
2017	1.93	2.21	212,639
2016	1.76	1.93	406,214
2015	1.85	1.76	354,418
2014	1.81	1.85	469,734
2013	1.52	1.81	420,737
2012	1.34	1.52	650,396
2011	1.46	1.34	773,944
2010	1.29	1.46	853,218
Russell LifePoints Equity Growth Strategy Fund R5 Class – 06-675
Band 125
2019	$1.71	$2.00	388,432
2018	1.92	1.71	625,173
2017	1.68	1.92	621,434
2016	1.54	1.68	920,855
2015	1.63	1.54	995,654
2014	1.60	1.63	1,211,017
2013	1.36	1.60	1,788,660
2012	1.20	1.36	1,839,466
2011	1.31	1.20	1,719,565
2010	1.17	1.31	1,827,807
Band 100
2019	$1.77	$2.08	77,252
2018	1.99	1.77	84,017
2017	1.74	1.99	92,481
2016	1.58	1.74	75,461
2015	1.67	1.58	104,183
2014	1.64	1.67	138,920
2013	1.39	1.64	105
2012	1.22	1.39	18
2011	1.33	1.22	–
2010	1.18	1.33	17,762
Band 50
2019	$1.91	$2.25	189,581
2018	2.13	1.91	189,603
2017	1.85	2.13	190,393
2016	1.68	1.85	200,220
2015	1.76	1.68	175,719
2014	1.72	1.76	178,846
2013	1.45	1.72	153,841
2012	1.27	1.45	152,303
2011	1.37	1.27	109,599
2010	1.22	1.37	95,936

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.05	$2.43	–
2018	2.28	2.05	–
2017	1.97	2.28	–
2016	1.78	1.97	–
2015	1.86	1.78	–
2014	1.80	1.86	–
2013	1.51	1.80	259,140
2012	1.32	1.51	596,123
2011	1.42	1.32	655,879
2010	1.25	1.42	564,669
Russell LifePoints Growth Strategy Fund R1 Class – 06-663
Band 125
2019	$1.92	$2.20	701,913
2018	2.10	1.92	795,284
2017	1.86	2.10	779,434
2016	1.71	1.86	1,097,720
2015	1.79	1.71	1,127,169
2014	1.75	1.79	1,212,499
2013	1.52	1.75	954,293
2012	1.35	1.52	2,112,934
2011	1.44	1.35	2,186,891
2010	1.28	1.44	2,130,870
Russell LifePoints Growth Strategy Fund R5 Class – 06-670
Band 125
2019	$1.70	$1.94	799,264
2018	1.87	1.70	963,121
2017	1.67	1.87	1,002,907
2016	1.54	1.67	1,493,635
2015	1.62	1.54	1,725,968
2014	1.59	1.62	3,121,699
2013	1.39	1.59	4,822,958
2012	1.24	1.39	5,204,747
2011	1.33	1.24	4,912,708
2010	1.18	1.33	4,777,844
Band 100
2019	$1.76	$2.01	130,276
2018	1.93	1.76	143,725
2017	1.72	1.93	160,227
2016	1.59	1.72	226,757
2015	1.67	1.59	302,050
2014	1.63	1.67	267,749
2013	1.42	1.63	50,626
2012	1.26	1.42	29,612
2011	1.35	1.26	12,042
2010	1.20	1.35	7,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$1.90	$2.18	156,653
2018	2.07	1.90	170,965
2017	1.83	2.07	245,696
2016	1.68	1.83	245,780
2015	1.76	1.68	217,464
2014	1.71	1.76	268,627
2013	1.48	1.71	349,732
2012	1.31	1.48	385,295
2011	1.40	1.31	412,926
2010	1.23	1.40	403,473
Band 0
2019	$2.04	$2.35	–
2018	2.21	2.04	–
2017	1.95	2.21	–
2016	1.78	1.95	–
2015	1.85	1.78	–
2014	1.79	1.85	–
2013	1.54	1.79	81,661
2012	1.36	1.54	314,098
2011	1.44	1.36	306,558
2010	1.27	1.44	313,806
Russell LifePoints Moderate Strategy Fund R1 Class – 06-664
Band 125
2019	$1.70	$1.87	284,256
2018	1.80	1.70	300,858
2017	1.68	1.80	284,881
2016	1.58	1.68	391,391
2015	1.62	1.58	391,475
2014	1.56	1.62	416,334
2013	1.48	1.56	473,384
2012	1.36	1.48	4,654,285
2011	1.37	1.36	4,969,510
2010	1.23	1.37	5,032,536
Russell LifePoints Moderate Strategy Fund R5 Class – 06-660
Band 125
2019	$1.53	$1.67	625,423
2018	1.63	1.53	789,304
2017	1.52	1.63	1,153,952
2016	1.43	1.52	1,393,124
2015	1.49	1.43	1,702,381
2014	1.44	1.49	1,928,284
2013	1.37	1.44	3,266,255
2012	1.26	1.37	3,317,427
2011	1.28	1.26	3,292,482
2010	1.16	1.28	2,906,257

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.59	$1.74	157,341
2018	1.68	1.59	192,489
2017	1.57	1.68	223,448
2016	1.48	1.57	260,204
2015	1.53	1.48	236,080
2014	1.48	1.53	247,001
2013	1.40	1.48	435
2012	1.29	1.40	72
Band 50
2019	$1.71	$1.88	3,831
2018	1.80	1.71	50,410
2017	1.67	1.80	103,123
2016	1.57	1.67	103,133
2015	1.61	1.57	102,925
2014	1.55	1.61	123,211
2013	1.47	1.55	176,040
2012	1.34	1.47	189,533
2011	1.35	1.34	202,314
2010	1.21	1.35	178,288
Band 0
2019	$1.84	$2.03	–
2018	1.93	1.84	–
2017	1.78	1.93	–
2016	1.66	1.78	–
2015	1.70	1.66	–
2014	1.62	1.70	–
2013	1.53	1.62	417
2012	1.39	1.53	71,563
2011	1.39	1.39	70,705
2010	1.24	1.39	72,626
Russell Short Duration Bond Fund S Class – 06-748
Band 125
2019	$1.21	$1.25	329,357
2018	1.21	1.21	981,743
2017	1.21	1.21	1,527,261
2016	1.19	1.21	1,281,554
2015	1.20	1.19	445,197
2014	1.21	1.20	343,879
2013	1.22	1.21	841
2012	1.17	1.22	501
2011	1.17	1.17	152
Russell Strategic Bond Fund S Class – 06-741
Band 125
2019	$1.49	$1.61	–
2018	1.52	1.49	–
2017	1.47	1.52	–
2016	1.45	1.47	734,839

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Equity Income Fund S Class – 06-742
Band 125
2019	$2.71	$3.46	49,844
2018	2.99	2.71	50,319
2017	2.50	2.99	63,232
2016	2.27	2.50	70,879
2015	2.29	2.27	78,453
2014	2.08	2.29	78,744
2013	1.60	2.08	80,462
2012	1.40	1.60	100,558
2011	1.46	1.40	108,122
2010	1.28	1.46	117,536
Russell Sustainable Equity Fund S Class – 06-744
Band 125
2019	$2.74	$3.46	785
2018	2.84	2.74	705
2017	2.43	2.84	534
2016	2.23	2.43	397
2015	2.21	2.23	399
2014	1.99	2.21	336
2013	1.54	1.99	256
2012	1.40	1.54	173
2011	1.36	1.40	84
Russell U.S. Small Cap Equity Fund R6 Class – 06-GCM
Band 125
2019	$0.96	$1.17	50,855
Russell U.S. Small Cap Equity Fund S Class – 06-749
Band 125
2019	$2.83	$3.45	45,621
2018	3.26	2.83	124,574
2017	2.89	3.26	74,848
2016	2.40	2.89	47,273
2015	2.59	2.40	32,017
2014	2.53	2.59	18,246
2013	1.78	2.53	1,053
State Street Equity 500 Index Admin Class – 06-225
Band 125
2019	$6.43	$8.33	27,165,438
2018	6.82	6.43	32,330,992
2017	5.69	6.82	38,380,345
2016	5.16	5.69	40,651,147
2015	5.16	5.16	41,393,171
2014	4.61	5.16	42,333,699
2013	3.54	4.61	44,051,677
2012	3.09	3.54	43,175,593
2011	3.08	3.09	50,117,530
2010	2.71	3.08	51,291,297

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$6.68	$8.67	3,422
2018	7.07	6.68	2,389
2017	5.88	7.07	1,895
2016	5.32	5.88	174
2015	5.31	5.32	30
Band 25
2019	$7.49	$9.80	–
2018	7.87	7.49	–
2017	6.50	7.87	–
2016	5.83	6.50	–
2015	5.78	5.83	–
2014	5.11	5.78	–
2013	3.88	5.11	–
2012	3.36	3.88	–
2011	3.31	3.36	–
2010	2.89	3.31	278,361
Band 0
2019	$7.78	$10.21	1,499,288
2018	8.15	7.78	670,773
2017	6.72	8.15	1,549,429
2016	6.01	6.72	3,380,645
2015	5.94	6.01	3,320,283
2014	5.24	5.94	3,556,329
2013	3.97	5.24	3,208,346
2012	3.43	3.97	3,309,201
2011	3.37	3.43	510,836
2010	2.93	3.37	554,848
State Street Equity 500 Index R Class – 06-167
Band 125
2019	$2.15	$2.77	9,131,567
2018	2.29	2.15	10,477,822
2017	1.92	2.29	13,490,589
2016	1.74	1.92	14,267,457
2015	1.76	1.74	16,175,833
2014	1.58	1.76	17,135,779
2013	1.21	1.58	16,680,352
2012	1.07	1.21	14,331,536
2011	1.06	1.07	11,886,204
2010	0.94	1.06	10,242,978
Band 100
2019	$2.22	$2.87	1,814,119
2018	2.36	2.22	1,971,969
2017	1.97	2.36	2,689,129
2016	1.79	1.97	3,136,355
2015	1.80	1.79	2,800,122
2014	1.61	1.80	2,480,423
2013	1.24	1.61	66,889
2012	1.08	1.24	61,519
2011	1.08	1.08	46,210
2010	0.95	1.08	40,030

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.38	$3.09	731,295
2018	2.52	2.38	758,199
2017	2.09	2.52	832,798
2016	1.89	2.09	880,964
2015	1.89	1.89	944,998
2014	1.68	1.89	996,916
2013	1.28	1.68	1,226,644
2012	1.12	1.28	1,174,782
2011	1.11	1.12	1,126,195
2010	0.98	1.11	1,001,427
Band 0
2019	$2.54	$3.32	831,468
2018	2.68	2.54	584,188
2017	2.22	2.68	664,772
2016	1.99	2.22	1,290,284
2015	1.98	1.99	1,021,489
2014	1.75	1.98	1,985,628
2013	1.33	1.75	1,934,741
2012	1.16	1.33	1,803,186
2011	1.14	1.16	1,605,518
2010	1.00	1.14	1,570,803
T. Rowe Price Blue Chip Growth Fund I Class – 06-FFN
Band 125
2019	$1.34	$1.73	21,569,498
2018	1.33	1.34	9,590,745
2017	0.99	1.33	737,705
T. Rowe Price Blue Chip Growth Fund R Class – 06-720
Band 125
2019	$3.35	$4.27	2,904,981
2018	3.34	3.35	9,337,646
2017	2.49	3.34	8,603,557
2016	2.51	2.49	10,320,805
2015	2.30	2.51	2,639,516
2014	2.14	2.30	2,062,348
2013	1.54	2.14	1,785,029
2012	1.32	1.54	1,626,075
2011	1.33	1.32	874,061
2010	1.16	1.33	739,675
Band 100
2019	$3.48	$4.45	118,002
2018	3.46	3.48	148,533
2017	2.57	3.46	215,099
2016	2.59	2.57	249,190
2015	2.36	2.59	361,092
2014	2.20	2.36	280,633
2013	1.58	2.20	881

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.05	$5.24	–
2018	3.99	4.05	124,766
2017	2.94	3.99	113,211
2016	2.93	2.94	153,587
2015	2.65	2.93	265,246
2014	2.44	2.65	174,048
2013	1.73	2.44	192,948
2012	1.47	1.73	188,368
2011	1.45	1.47	147,101
2010	1.25	1.45	182,830
T. Rowe Price Equity Income Fund I Class – 06-FFP
Band 125
2019	$1.02	$1.28	–
2018	1.14	1.02	23,925
2017	0.99	1.14	16,817
T. Rowe Price Equity Income Fund R Class – 06-775
Band 125
2019	$2.55	$3.17	853,571
2018	2.86	2.55	1,024,026
2017	2.51	2.86	1,367,323
2016	2.14	2.51	1,844,929
2015	2.34	2.14	3,293,598
2014	2.21	2.34	6,847,846
2013	1.74	2.21	6,607,906
2012	1.51	1.74	5,766,382
2011	1.55	1.51	5,426,626
2010	1.37	1.55	4,656,607
Band 100
2019	$2.65	$3.30	770,615
2018	2.97	2.65	863,640
2017	2.60	2.97	1,114,890
2016	2.21	2.60	1,280,826
2015	2.40	2.21	1,222,787
2014	2.27	2.40	961,169
Band 50
2019	$2.86	$3.58	286,123
2018	3.19	2.86	297,947
2017	2.77	3.19	301,406
2016	2.35	2.77	405,972
2015	2.54	2.35	453,379
2014	2.39	2.54	562,308
2013	1.86	2.39	566,680
2012	1.60	1.86	520,495
2011	1.63	1.60	532,365
2010	1.43	1.63	531,099

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.10	$3.91	–
2018	3.44	3.10	–
2017	2.98	3.44	–
2016	2.51	2.98	45,800
2015	2.71	2.51	252,800
2014	2.53	2.71	414,048
2013	1.96	2.53	497,889
2012	1.68	1.96	535,628
2011	1.70	1.68	435.757
2010	1.49	1.70	398,240
T. Rowe Price Equity Income Portfolio – 06-580
Band 125
2019	$5.14	$6.42	6,110,758
2018	5.75	5.14	6,902,256
2017	5.02	5.75	8,551,263
2016	4.27	5.02	11,632,288
2015	4.64	4.27	19,149,313
2014	4.37	4.64	29,096,525
2013	3.41	4.37	29,973,089
2012	2.95	3.41	29,358,266
2011	3.01	2.95	31,555,227
2010	2.65	3.01	31,287,671
Band 0
2019	$6.92	$8.74	–
2018	7.64	6.92	–
2017	6.59	7.64	–
2016	5.53	6.59	–
2015	5.94	5.53	132,004
2014	5.53	5.94	123,617
2013	4.26	5.53	97,956
T. Rowe Price European Stock Fund – 06-755
Band 125
2019	$1.91	$2.39	5,274
2018	2.22	1.91	5,292
2017	1.78	2.22	129,459
2016	2.02	1.78	111,701
2015	2.03	2.02	136,796
2014	2.19	2.03	121,710
2013	1.63	2.19	142,585
2012	1.34	1.63	147,414
2011	1.50	1.34	165,127
2010	1.40	1.50	158,801
T. Rowe Price Financial Services Fund I Class – 06-GPC
Band 125
2019	$0.90	$1.16	695

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Growth Stock Fund Advisor Class – 06-308
Band 125
2019	$2.21	$2.85	28,207,915
2018	2.27	2.21	34,269,842
2017	1.72	2.27	37,611,459
2016	1.72	1.72	38,619,648
2015	1.58	1.72	40,907,157
2014	1.47	1.58	44,030,473
2013	1.07	1.47	46,766,772
2012	0.92	1.07	48,546,763
2011	0.94	0.92	42,190,123
2010	0.81	0.94	45,132,742
Band 0
2019	$2.56	$3.33	25,199
2018	2.59	2.56	21,754
2017	1.94	2.59	17,196
2016	1.92	1.94	13,599
2015	1.74	1.92	439,758
2014	1.60	1.74	355,408
T. Rowe Price Growth Stock Fund I Class – 06-FFR
Band 125
2019	$1.28	$1.66	3,745,589
2018	1.31	1.28	3,473,224
2017	0.99	1.31	292,697
T. Rowe Price Growth Stock Fund R Class – 06-780
Band 125
2019	$3.66	$4.70	1,328,739
2018	3.76	3.66	1,723,343
2017	2.87	3.76	2,358,657
2016	2.88	2.87	2,941,417
2015	2.64	2.88	3,528,007
2014	2.47	2.64	3,501,500
2013	1.81	2.47	4,553,280
2012	1.54	1.81	4,264,277
2011	1.59	1.54	4,082,195
2010	1.38	1.59	3,852,858
Band 100
2019	$3.80	$4.90	652,121
2018	3.90	3.80	727,768
2017	2.96	3.90	769,177
2016	2.97	2.96	897,193
2015	2.72	2.97	853,849
2014	2.53	2.72	693,184
2013	1.85	2.53	146,065
2012	1.58	1.85	122,679
2011	1.62	1.58	109,927
2010	1.40	1.62	95,615

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$4.10	$5.31	40,407
2018	4.19	4.10	43,159
2017	3.17	4.19	10,541
2016	3.15	3.17	14,404
2015	2.87	3.15	17,375
2014	2.67	2.87	22,528
2013	1.93	2.67	23,539
2012	1.64	1.93	24,109
2011	1.68	1.64	30,150
2010	1.45	1.68	42,627
Band 0
2019	$4.48	$5.83	–
2018	4.55	4.48	–
2017	3.42	4.55	–
2016	3.39	3.42	12,869
2015	3.08	3.39	9,352
2014	2.84	3.08	158,772
2013	2.05	2.84	147,777
2012	1.73	2.05	161,642
2011	1.76	1.73	142,187
2010	1.51	1.76	113,697
T. Rowe Price International Stock Fund R Class – 06-715
Band 125
2019	$1.85	$2.32	76,791
2018	2.19	1.85	66,254
2017	1.74	2.19	69,645
2016	1.73	1.74	67,137
2015	1.78	1.73	158,978
2014	1.83	1.78	260,858
2013	1.63	1.83	360,682
2012	1.40	1.63	309,233
2011	1.62	1.40	193,069
2010	1.44	1.62	194,558
Band 100
2019	$1.92	$2.42	68,770
2018	2.27	1.92	72,320
2017	1.80	2.27	74,983
2016	1.79	1.80	94,083
2015	1.83	1.79	106,967
2014	1.88	1.83	108,530
2013	1.67	1.88	327
T. Rowe Price International Value Equity Fund Advisor Class – 06-309
Band 125
2019	$0.79	$0.94	623,175
2018	0.98	0.79	6,558,229
2017	0.83	0.98	11,283,929
2016	0.83	0.83	12,687,016
2015	0.87	0.83	12,679,036
2014	0.94	0.87	12,502,774
2013	0.77	0.94	12,854,624
2012	0.68	0.77	12,882,601
2011	0.77	0.68	12,937,832
2010	0.71	0.77	12,584,870

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price International Value Equity Fund I Class – 06-FFT
Band 125
2019	$0.97	$1.16	1,994,425
2018	1.20	0.97	925,596
T. Rowe Price International Value Equity Fund R Class – 06-795
Band 125
2019	$2.06	$2.44	304,503
2018	2.56	2.06	445,161
2017	2.16	2.56	564,030
2016	2.19	2.16	625,560
2015	2.30	2.19	650,419
2014	2.47	2.30	739,250
2013	2.04	2.47	974,711
2012	1.80	2.04	950,455
2011	2.06	1.80	865,689
2010	1.89	2.06	849,990
Band 100
2019	$2.14	$2.54	156,893
2018	2.66	2.14	164,762
2017	2.23	2.66	158,126
2016	2.26	2.23	189,191
2015	2.36	2.26	202,642
2014	2.53	2.36	203,466
2013	2.09	2.53	69,914
2012	1.84	2.09	58,259
2011	2.09	1.84	55,629
2010	1.92	2.09	48,425
Band 50
2019	$2.31	$2.76	663
2018	2.85	2.31	63
2017	2.39	2.85	63
2016	2.40	2.39	63
Band 0
2019	$2.54	$3.05	–
2018	3.12	2.54	6,948
2017	2.60	3.12	17,233
T. Rowe Price Mid-Cap Growth Fund I Class – 06-FFV
Band 125
2019	$1.17	$1.52	1,131,693
2018	1.21	1.17	781,020
T. Rowe Price Mid-Cap Growth Fund R Class – 06-790
Band 125
2019	$4.79	$6.19	453,006
2018	4.98	4.79	698,912
2017	4.06	4.98	1,083,800
2016	3.89	4.06	1,086,220
2015	3.71	3.89	1,512,796
2014	3.34	3.71	1,613,981
2013	2.48	3.34	1,439,843
2012	2.22	2.48	1,278,093
2011	2.28	2.22	1,190,498
2010	1.82	2.28	909,111

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$5.86	$7.67	32,167
2018	6.01	5.86	33,218
2017	4.84	6.01	32,029
2016	4.58	4.84	106,842
2015	4.32	4.58	403,715
2014	3.84	4.32	406,143
2013	2.82	3.84	402,163
2012	2.48	2.82	385,526
2011	2.53	2.48	382,941
2010	1.98	2.53	302,345
T. Rowe Price Mid-Cap Value Fund Advisor Class – 06-311
Band 125
2019	$1.71	$2.01	119,606
2018	1.94	1.71	300,046
2017	1.77	1.94	504,880
2016	1.44	1.77	685,096
2015	1.52	1.44	767,001
2014	1.39	1.52	797,900
2013	1.07	1.39	789,040
2012	0.91	1.07	716,476
2011	0.97	0.91	620,518
2010	0.85	0.97	673,974
Band 0
2019	$1.98	$2.36	–
2018	2.22	1.98	–
2017	1.99	2.22	–
2016	1.61	1.99	–
2015	1.67	1.61	1,054,893
2014	1.51	1.67	1,101,048
2013	1.15	1.51	1,075,942
2012	0.97	1.15	917,609
2011	1.02	0.97	856,219
2010	0.88	1.02	778,222
T. Rowe Price Mid-Cap Value Fund I Class – 06-FFW
Band 125
2019	$0.96	$1.13	150,760
T. Rowe Price Mid-Cap Value Fund R Class – 06-785
Band 125
2019	$3.77	$4.43	83,322
2018	4.29	3.77	107,933
2017	3.91	4.29	129,221
2016	3.20	3.91	368,017
2015	3.37	3.20	349,832
2014	3.10	3.37	655,643
2013	2.40	3.10	919,601
2012	2.04	2.40	950,064
2011	2.18	2.04	1,000,705
2010	1.91	2.18	941,679

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.63	$5.51	34,081
2018	5.20	4.63	33,018
2017	4.68	5.20	28,522
2016	3.79	4.68	27,303
2015	3.94	3.79	26,484
2014	3.58	3.94	35,308
2013	2.73	3.58	32,199
2012	2.30	2.73	17,538
2011	2.43	2.30	19,615
2010	2.09	2.43	22,033
T. Rowe Price Real Estate Fund I Class – 06-GFP
Band 125
2019	$0.93	$1.12	213,545
2018	1.03	0.93	140,146
2017	1.00 (07/21/17)	1.03	373,320
T. Rowe Price Retirement 2005 Fund Advisor Class – 06-573
Band 125
2019	$1.28	$1.44	325,009
2018	1.34	1.28	759,090
2017	1.23	1.34	787,617
2016	1.17	1.23	856,466
2015	1.19	1.17	730,960
2014	1.16	1.19	540,138
2013	1.07	1.16	389,774
2012	1.00 (05/24/12)	1.07	1,435
T. Rowe Price Retirement 2005 Fund I Class – 06-GCN
Band 125
2019	$0.99	$1.13	243,514
2018	1.04	0.99	65,357
2017	1.00 (06/22/17)	1.04	73,778
T. Rowe Price Retirement 2005 Fund R Class – 06-576
Band 125
2019	$1.25	$1.42	287,479
2018	1.32	1.25	448,343
2017	1.21	1.32	1,326,739
2016	1.16	1.21	1,087,165
2015	1.18	1.16	866,140
2014	1.15	1.18	604,661
2013	1.07	1.15	808,479
2012	1.00 (05/24/12)	1.07	351,458
Band 0
2019	$1.36	$1.56	–
2018	1.41	1.36	–
2017	1.28	1.41	–
2016	1.21	1.28	176,225
2015	1.22	1.21	196,086

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2010 Fund Advisor Class – 06-574
Band 125
2019	$1.32	$1.51	1,393,076
2018	1.39	1.32	1,633,361
2017	1.27	1.39	2,088,853
2016	1.20	1.27	2,750,866
2015	1.23	1.20	2,513,493
2014	1.19	1.23	2,607,294
2013	1.08	1.19	1,464,609
2012	1.00 (05/24/12)	1.08	106,998
T. Rowe Price Retirement 2010 Fund I Class – 06-GCP
Band 125
2019	$0.99	$1.14	192,162
2018	1.04	0.99	1,269,219
2017	1.00 (06/22/17)	1.04	106,893
T. Rowe Price Retirement 2010 Fund R Class – 06-579
Band 125
2019	$1.30	$1.48	817,366
2018	1.37	1.30	838,812
2017	1.25	1.37	1,139,910
2016	1.19	1.25	1,003,123
2015	1.22	1.19	1,397,386
2014	1.18	1.22	2,866,496
2013	1.08	1.18	1,709,592
2012	1.00 (05/24/12)	1.08	171,257
Band 0
2019	$1.41	$1.63	–
2018	1.47	1.41	140,598
2017	1.33	1.47	168,213
2016	1.24	1.33	280,498
2015	1.26	1.24	172,442
2014	1.21	1.26	153,259
2013	1.08	1.21	120,945
T. Rowe Price Retirement 2015 Fund Advisor Class – 06-774
Band 125
2019	$1.47	$1.70	5,636,584
2018	1.56	1.47	7,993,349
2017	1.39	1.56	8,992,881
2016	1.32	1.39	9,560,822
2015	1.34	1.32	9,378,424
2014	1.30	1.34	9,721,130
2013	1.14	1.30	8,331,555
2012	1.02	1.14	3,257,875
2011	1.04	1.02	2,879,309
T. Rowe Price Retirement 2015 Fund I Class – 06-FFY
Band 125
2019	$1.06	$1.23	2,679,975
2018	1.12	1.06	2,455,117
2017	1.00	1.12	939,861

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2015 Fund R Class – 06-776
Band 125
2019	$1.44	$1.66	1,446,279
2018	1.53	1.44	1,953,734
2017	1.37	1.53	4,608,743
2016	1.30	1.37	7,077,042
2015	1.33	1.30	7,628,027
2014	1.29	1.33	8,057,807
2013	1.14	1.29	6,917,816
2012	1.02	1.14	3,983,612
2011	1.04	1.02	939,585
Band 0
2019	$1.59	$1.86	91,748
2018	1.67	1.59	151,076
2017	1.48	1.67	197,270
2016	1.39	1.48	740,459
2015	1.40	1.39	935,086
2014	1.34	1.40	629,470
2013	1.17	1.34	619,126
2012	1.03	1.17	146,187
2011	1.04	1.03	138,383
T. Rowe Price Retirement 2020 Fund Advisor Class – 06-777
Band 125
2019	$1.55	$1.82	9,493,452
2018	1.65	1.55	18,641,764
2017	1.45	1.65	15,531,586
2016	1.37	1.45	17,417,232
2015	1.40	1.37	15,331,818
2014	1.34	1.40	14,299,605
2013	1.15	1.34	7,844,849
2012	1.02	1.15	2,877,567
2011	1.05	1.02	2,173,654
2010	1.00 (10/29/10)	1.05	42,981
T. Rowe Price Retirement 2020 Fund I Class – 06-FGF
Band 125
2019	$1.07	$1.26	9,609,766
2018	1.14	1.07	3,679,879
2017	1.00	1.14	1,371,471
T. Rowe Price Retirement 2020 Fund R Class – 06-778
Band 125
2019	$1.52	$1.78	7,104,981
2018	1.62	1.52	9,372,922
2017	1.43	1.62	13,017,720
2016	1.35	1.43	15,601,502
2015	1.38	1.35	14,425,903
2014	1.33	1.38	15,202,243
2013	1.15	1.33	10,175,603
2012	1.01	1.15	7,204,662
2011	1.04	1.01	1,337,962

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.55	$1.82	17,431
2018	1.65	1.55	16,945
2017	1.45	1.65	4,084
2016	1.37	1.45	3,157
2015	1.40	1.37	286
2014	1.34	1.40	5,642
Band 50
2019	$1.61	$1.90	–
2018	1.71	1.61	–
2017	1.49	1.71	–
2016	1.41	1.49	–
2015	1.42	1.41	1,653
2014	1.36	1.42	1,667
Band 0
2019	$1.68	$1.99	202,621
2018	1.78	1.68	440,884
2017	1.54	1.78	712,707
2016	1.44	1.54	1,550,012
2015	1.45	1.44	2,663,290
2014	1.38	1.45	2,057,269
2013	1.18	1.38	1,858,071
2012	1.03	1.18	648,559
2011	1.05	1.03	555,971
T. Rowe Price Retirement 2025 Fund Advisor Class – 06-779
Band 125
2019	$1.61	$1.92	14,964,840
2018	1.73	1.61	18,214,401
2017	1.50	1.73	16,937,721
2016	1.41	1.50	16,458,524
2015	1.44	1.41	12,483,115
2014	1.38	1.44	9,386,733
2013	1.16	1.38	5,454,640
2012	1.01	1.16	1,350,066
2011	1.05	1.01	735,599
T. Rowe Price Retirement 2025 Fund I Class – 06-FGG
Band 125
2019	$1.08	$1.29	13,253,029
2018	1.16	1.08	7,213,009
2017	0.99	1.16	3,367,603
T. Rowe Price Retirement 2025 Fund R Class – 06-781
Band 125
2019	$1.58	$1.88	6,470,696
2018	1.70	1.58	7,818,099
2017	1.47	1.70	10,557,451
2016	1.39	1.47	10,675,844
2015	1.42	1.39	11,246,369
2014	1.37	1.42	10,905,829
2013	1.15	1.37	6,758,188
2012	1.01	1.15	3,701,813
2011	1.06	1.01	836,175

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.75	$2.11	372,187
2018	1.86	1.75	906,590
2017	1.59	1.86	985,467
2016	1.49	1.59	2,227,235
2015	1.50	1.49	999,975
2014	1.42	1.50	970,088
2013	1.18	1.42	866,337
2012	1.03	1.18	199,170
2011	1.06	1.03	188,993
T. Rowe Price Retirement 2030 Fund Advisor Class – 06-782
Band 125
2019	$1.67	$2.02	11,978,335
2018	1.81	1.67	16,316,962
2017	1.54	1.81	14,480,747
2016	1.45	1.54	14,381,402
2015	1.47	1.45	11,283,232
2014	1.41	1.47	13,430,292
2013	1.16	1.41	7,746,837
2012	1.01	1.16	3,745,681
2011	1.06	1.01	2,960,689
2010	1.00 (10/29/10)	1.06	5,541
T. Rowe Price Retirement 2030 Fund I Class – 06-FGH
Band 125
2019	$1.09	$1.32	13,799,628
2018	1.17	1.09	5,708,329
2017	0.99	1.17	2,574,618
T. Rowe Price Retirement 2030 Fund R Class – 06-783
Band 125
2019	$1.64	$1.97	6,787,161
2018	1.78	1.64	7,931,340
2017	1.52	1.78	10,275,858
2016	1.43	1.52	11,558,570
2015	1.46	1.43	13,028,435
2014	1.40	1.46	11,230,640
2013	1.16	1.40	6,522,510
2012	1.01	1.16	4,801,793
2011	1.05	1.01	1,092,288
Band 0
2019	$1.82	$2.21	228,106
2018	1.95	1.82	373,230
2017	1.64	1.95	409,190
2016	1.53	1.64	1,334,410
2015	1.54	1.53	1,107,780
2014	1.46	1.54	857,127
2013	1.19	1.46	823,476
2012	1.02	1.19	281,713
2011	1.06	1.02	287,180

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2035 Fund Advisor Class – 06-784
Band 125
2019	$1.71	$2.09	10,013,235
2018	1.87	1.71	15,807,762
2017	1.57	1.87	13,787,442
2016	1.48	1.57	11,323,775
2015	1.50	1.48	9,804,329
2014	1.43	1.50	7,622,141
2013	1.17	1.43	4,769,851
2012	1.01	1.17	1,621,685
2011	1.06	1.01	1,226,877
T. Rowe Price Retirement 2035 Fund I Class – 06-FGJ
Band 125
2019	$1.09	$1.34	11,993,773
2018	1.19	1.09	2,893,059
2017	0.99	1.19	438,569
T. Rowe Price Retirement 2035 Fund R Class – 06-786
Band 125
2019	$1.68	$2.04	5,755,760
2018	1.84	1.68	5,943,826
2017	1.54	1.84	8,411,099
2016	1.46	1.54	9,251,393
2015	1.48	1.46	8,943,704
2014	1.42	1.48	8,088,041
2013	1.16	1.42	6,074,925
2012	1.01	1.16	3,233,079
2011	1.06	1.01	530,152
Band 0
2019	$1.86	$2.29	448,688
2018	2.01	1.86	821,372
2017	1.67	2.01	829,289
2016	1.56	1.67	2,181,345
2015	1.56	1.56	1,533,318
2014	1.48	1.56	1,358,333
2013	1.19	1.48	1,307,230
2012	1.02	1.19	223,028
2011	1.06	1.02	230192
T. Rowe Price Retirement 2040 Fund Advisor Class – 06-787
Band 125
2019	$1.74	$2.14	8,435,692
2018	1.90	1.74	12,746,105
2017	1.58	1.90	12,082,585
2016	1.49	1.58	10,731,335
2015	1.51	1.49	9,703,305
2014	1.45	1.51	9,567,448
2013	1.17	1.45	5,868,950
2012	1.01	1.17	2,107,760
2011	1.06	1.01	1,459,824
2010	1.00 (10/29/10)	1.06	4,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2040 Fund I Class – 06-FGK
Band 125
2019	$1.10	$1.35	11,599,461
2018	1.20	1.10	4,232,657
2017	0.99	1.20	1,019,544
T. Rowe Price Retirement 2040 Fund R Class – 06-789
Band 125
2019	$1.70	$2.09	4,303,569
2018	1.87	1.70	5,018,225
2017	1.56	1.87	6,449,616
2016	1.47	1.56	7,100,654
2015	1.50	1.47	7,231,254
2014	1.44	1.50	6,305,719
2013	1.16	1.44	4,662,353
2012	1.00	1.16	3,111,107
2011	1.06	1.00	798,303
Band 0
2019	$1.89	$2.34	228,780
2018	2.05	1.89	1,375,213
2017	1.69	2.05	1,334,689
2016	1.57	1.69	3,068,317
2015	1.58	1.57	2,537,472
2014	1.49	1.58	1,823,812
2013	1.19	1.49	1,775,811
2012	1.02	1.19	177,950
2011	1.06	1.02	196,544
T. Rowe Price Retirement 2045 Fund Advisor Class – 06-791
Band 125
2019	$1.74	$2.15	7,374,972
2018	1.91	1.74	9,970,864
2017	1.59	1.91	9,075,718
2016	1.49	1.59	7,549,502
2015	1.51	1.49	6,044,892
2014	1.45	1.51	4,427,753
2013	1.17	1.45	3,099,877
2012	1.01	1.17	637,869
2011	1.06	1.01	405,885
T. Rowe Price Retirement 2045 Fund I Class – 06-FGM
Band 125
2019	$1.10	$1.36	9,914,630
2018	1.20	1.10	2,907,994
2017	0.99	1.20	591,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2045 Fund R Class – 06-792
Band 125
2019	$1.71	$2.10	3,541,551
2018	1.88	1.71	3,802,729
2017	1.56	1.88	4,641,449
2016	1.48	1.56	4,951,319
2015	1.50	1.48	5,808,554
2014	1.44	1.50	4,979,894
2013	1.16	1.44	3,340,787
2012	1.01	1.16	1,480,996
2011	1.06	1.01	359,226
Band 0
2019	$1.89	$2.36	102,104
2018	2.06	1.89	291,776
2017	1.69	2.06	295,626
2016	1.57	1.69	971,051
2015	1.58	1.57	440,759
2014	1.50	1.58	327,625
2013	1.19	1.50	260,958
2012	1.02	1.19	98,531
2011	1.06	1.02	78,030
T. Rowe Price Retirement 2050 Fund Advisor Class – 06-793
Band 125
2019	$1.74	$2.15	5,925,479
2018	1.91	1.74	7,231,913
2017	1.59	1.91	6,369,563
2016	1.49	1.59	5,489,294
2015	1.51	1.49	4,042,360
2014	1.45	1.51	2,702,975
2013	1.17	1.45	1,927,357
2012	1.01	1.17	365,394
2011	1.06	1.01	103,905
T. Rowe Price Retirement 2050 Fund I Class – 06-FGN
Band 125
2019	$1.10	$1.36	8,071,666
2018	1.20	1.10	3,008,933
2017	0.99	1.20	461,592
T. Rowe Price Retirement 2050 Fund R Class – 06-794
Band 125
2019	$1.71	$2.10	2,785,740
2018	1.88	1.71	2,980,477
2017	1.56	1.88	3,497,411
2016	1.48	1.56	4,180,576
2015	1.50	1.48	4,563,519
2014	1.44	1.50	4,171,499
2013	1.16	1.44	2,596,029
2012	1.00	1.16	1,375,501
2011	1.06	1.00	259,489

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.89	$2.36	88,121
2018	2.05	1.89	272,737
2017	1.69	2.05	258,452
2016	1.57	1.69	720,167
2015	1.58	1.57	383,269
2014	1.49	1.58	252,982
2013	1.19	1.49	229,620
2012	1.02	1.19	92,022
2011	1.06	1.02	56,217
T. Rowe Price Retirement 2055 Fund Advisor Class – 06-796
Band 125
2019	$1.74	$2.15	3,118,326
2018	1.91	1.74	3,861,947
2017	1.59	1.91	3,200,738
2016	1.49	1.59	2,396,506
2015	1.51	1.49	1,351,514
2014	1.45	1.51	713,365
2013	1.17	1.45	350,583
2012	1.01	1.17	31,245
2011	1.06	1.01	11,259
T. Rowe Price Retirement 2055 Fund I Class – 06-FGP
Band 125
2019	$1.10	$1.36	4,853,568
2018	1.20	1.10	1,389,058
2017	0.99	1.20	61,407
T. Rowe Price Retirement 2055 Fund R Class – 06-797
Band 125
2019	$1.71	$2.10	1,593,259
2018	1.88	1.71	1,784,378
2017	1.56	1.88	1,704,751
2016	1.48	1.56	1,795,783
2015	1.50	1.48	2,134,497
2014	1.44	1.50	1,069,945
2013	1.16	1.44	465,338
2012	1.01	1.16	221,448
2011	1.06	1.01	47,139
Band 0
2019	$1.89	$2.36	58,360
2018	2.06	1.89	152,215
2017	1.69	2.06	140,148
2016	1.58	1.69	238,810
2015	1.58	1.58	127,170
2014	1.50	1.58	74,735
2013	1.19	1.50	34,105
2012	1.02	1.19	7,650
2011	1.06	1.02	203

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2060 Fund Advisor Class – 06-CMP
Band 125
2019	$1.18	$1.45	1,190,910
2018	1.29	1.18	845,440
2017	1.07	1.29	328,484
2016	1.00 (05/12/16)	1.07	42,929
T. Rowe Price Retirement 2060 Fund I Class – 06-FGR
Band 125
2019	$1.10	$1.36	876,328
2018	1.20	1.10	148,423
2017	0.99	1.20	1,086
T. Rowe Price Retirement 2060 Fund R Class – 06-CMR
Band 125
2019	$1.17	$1.44	437,203
2018	1.29	1.17	228,298
2017	1.07	1.29	152,683
2016	1.00 (05/12/16)	1.07	19,440
Band 0
2019	$1.21	$1.51	4,067
2018	1.31	1.21	19,715
2017	1.08	1.31	7,630
2016	1.00 (05/12/16)	1.08	1,068
T. Rowe Price Retirement Balanced I Fund Advisor Class – 06-798
Band 125
2019	$1.29	$1.47	297,462
2018	1.36	1.29	1,553,236
2017	1.25	1.36	1,211,082
2016	1.19	1.25	1,606,880
2015	1.22	1.19	1,386,471
2014	1.19	1.22	1,555,492
2013	1.11	1.19	469,551
2012	1.02	1.11	90,739
2011	1.02	1.02	94,381
T. Rowe Price Retirement Balanced I Fund I Class – 06-FFX
Band 125
2019	$1.04	$1.19	1,344,341
2018	1.09	1.04	37,866
2017	1.00	1.09	266,886
T. Rowe Price Retirement Balanced I Fund R Class – 06-799
Band 125
2019	$1.27	$1.44	909,409
2018	1.33	1.27	1,033,881
2017	1.23	1.33	1,085,566
2016	1.18	1.23	1,601,785
2015	1.20	1.18	2,499,417
2014	1.18	1.20	1,867,626
2013	1.10	1.18	1,289,725
2012	1.02	1.10	1,510,576
2011	1.02	1.02	350,527

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.40	$1.61	13,838
2018	1.46	1.40	13,085
2017	1.33	1.46	14,187
2016	1.25	1.33	9,119
2015	1.27	1.25	62,647
2014	1.23	1.27	63,875
2013	1.13	1.23	55,493
2012	1.03	1.13	49,622
Templeton Foreign Fund A Class – 06-312
Band 125
2019	$0.99	$1.10	608,355
2018	1.18	0.99	1,276,030
2017	1.02	1.18	1,530,290
2016	0.93	1.02	1,198,000
2015	1.01	0.93	1,157,554
2014	1.15	1.01	1,149,901
2013	0.91	1.15	1,167,485
2012	0.78	0.91	993,434
2011	0.91	0.78	897,945
2010	0.85	0.91	572,657
Templeton Foreign Fund Advisor Class – 06-CNG
Band 125
2019	$1.09	$1.22	–
2018	1.30	1.09	3,721
2017	1.12	1.30	146,261
2016	1.00 (05/12/16)	1.12	220,797
Templeton Foreign Fund R Class – 06-920
Band 125
2019	$1.71	$1.90	181,242
2018	2.05	1.71	423,193
2017	1.77	2.05	426,153
2016	1.61	1.77	898,457
2015	1.76	1.61	1,046,442
2014	2.00	1.76	999,510
2013	1.60	2.00	868,408
2012	1.37	1.60	838,492
2011	1.59	1.37	686,983
2010	1.49	1.59	706,504
Band 100
2019	$1.78	$1.98	17,772
2018	2.12	1.78	17,262
2017	1.83	2.12	17,847
2016	1.66	1.83	28,863
2015	1.81	1.66	47,447
2014	2.06	1.81	48,861

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.07	$2.33	–
2018	2.45	2.07	–
2017	2.09	2.45	–
2016	1.88	2.09	18,748
2015	2.03	1.88	15,671
2014	2.28	2.03	3,880
2013	1.80	2.28	3,387
2012	1.52	1.80	6,071
2011	1.75	1.52	5,554
2010	1.61	1.75	2,026
Templeton Foreign Fund R6 Class – 06-GCR
Band 125
2019	$0.89	$0.99	61,278
2018	1.06	0.89	328,702
Templeton Global Bond Fund A Class – 06-886
Band 125
2019	$1.13	$1.13	1,454,925
2018	1.13	1.13	4,690,251
2017	1.12	1.13	11,279,866
2016	1.07	1.12	13,792,349
2015	1.13	1.07	17,016,372
2014	1.13	1.13	14,398,254
2013	1.12	1.13	7,684,082
2012	0.98	1.12	1,855,717
2011	1.01	0.98	252,519
Band 0
2019	$1.26	$1.26	11,790
2018	1.24	1.26	25,859
2017	1.21	1.24	20,500
2016	1.14	1.21	237,414
2015	1.19	1.14	220,508
2014	1.17	1.19	218,576
2013	1.15	1.17	537,080
2012	0.99	1.15	757,860
Templeton Global Bond Fund Advisor Class – 06-CNH
Band 125
2019	$1.08	$1.08	1,831,866
2018	1.08	1.08	1,279,890
2017	1.07	1.08	1,170,125
2016	1.00 (05/12/16)	1.07	766,145
Templeton Global Bond Fund R Class – 06-887
Band 125
2019	$1.11	$1.10	138,334
2018	1.11	1.11	265,395
2017	1.10	1.11	456,104
2016	1.05	1.10	948,918
2015	1.12	1.05	995,448
2014	1.12	1.12	1,016,454
2013	1.11	1.12	601,508
2012	0.97	1.11	401,129
2011	1.01	0.97	112,685

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.23	$1.23	–
2018	1.22	1.23	–
2017	1.19	1.22	–
2016	1.12	1.19	196,488
Templeton Global Bond Fund R6 Class – 06-FGT
Band 125
2019	$1.04	$1.03	2,528,702
2018	1.03	1.04	1,739,282
2017	1.02	1.03	161,670
Band 0
2019	$1.06	$1.07	588,851
2018	1.05	1.06	674,342
2017	1.02	1.05	550,437
Templeton Growth Fund A Class – 06-313
Band 125
2019	$0.99	$1.12	87,677
2018	1.17	0.99	383,223
2017	1.00	1.17	383,670
2016	0.93	1.00	543,659
2015	1.01	0.93	522,350
2014	1.04	1.01	1,012,488
2013	0.81	1.04	1,068,046
2012	0.68	0.81	897,281
2011	0.73	0.68	1,040,993
2010	0.69	0.73	1,122,428
Templeton Growth Fund Advisor Class – 06-CNJ
Band 125
2019	$1.11	$1.26	–
2018	1.31	1.11	–
2017	1.12	1.31	8,929
Templeton Growth Fund R Class – 06-925
Band 125
2019	$1.67	$1.89	101,675
2018	1.98	1.67	105,759
2017	1.71	1.98	168,618
2016	1.59	1.71	440,972
2015	1.72	1.59	643,922
2014	1.78	1.72	840,764
2013	1.39	1.78	774,450
2012	1.16	1.39	989,115
2011	1.26	1.16	1,184,158
2010	1.19	1.26	1,321,604
Band 100
2019	$1.73	$1.96	3,696
2018	2.05	1.73	–
2017	1.76	2.05	–
2016	1.64	1.76	–
2015	1.77	1.64	31,780
2014	1.83	1.77	28,416

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.02	$2.31	–
2018	2.37	2.02	–
2017	2.01	2.37	–
2016	1.85	2.01	55,356
2015	1.99	1.85	49,877
2014	2.03	1.99	55,057
2013	1.56	2.03	34,574
2012	1.29	1.56	12,329
2011	1.38	1.29	10,714
2010	1.29	1.38	155,262
Templeton International Bond Fund A Class – 06-CHN
Band 125
2019	$1.04	$1.05	814,428
The Hartford International Opportunities Fund R6 Class – 06-3F7
Band 125
2019	$0.83	$1.04	905,752
The Hartford MidCap Fund R3 Class – 06-39R
Band 125
2019	$0.85	$1.11	40,951
The Hartford MidCap Fund R4 Class – 06-39P
Band 125
2019	$0.85	$1.12	11,731
2018	1.00 (05/17/18)	0.85	8,139
The Hartford MidCap Fund R6 Class – 06-39T
Band 125
2019	$0.86	$1.12	266,720
2018	1.00 (05/17/18)	0.86	3,483
The Hartford World Bond Fund R4 Class – 06-3YH
Band 125
2019	$1.00 (06/27/19)	$1.00	10,471,432
The Hartford World Bond Fund R6 Class – 06-3P7
Band 125
2019	$1.02	$1.05	474,525
Thornburg Core Growth Fund R3 Class – 06-985
Band 125
2019	$2.27	$2.88	265,694
2018	2.36	2.27	311,721
2017	1.93	2.36	363,715
2016	2.00	1.93	421,143
2015	1.98	2.00	430,280
2014	2.00	1.98	483,587
2013	1.42	2.00	599,833
2012	1.19	1.42	574,576
2011	1.19	1.19	1,136,037
2010	1.09	1.19	1,748,703

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.35	$2.99	40,418
2018	2.44	2.35	41,725
2017	1.99	2.44	43,440
2016	2.06	1.99	69,192
2015	2.03	2.06	95,926
2014	2.05	2.03	113,860
2013	1.45	2.05	631
2012	1.21	1.45	635
Band 0
2019	$2.70	$3.48	–
2018	2.78	2.70	–
2017	2.24	2.78	–
2016	2.30	2.24	22,202
2015	2.24	2.30	19,395
2014	2.24	2.24	20,476
2013	1.57	2.24	32,620
2012	1.30	1.57	11,160
2011	1.28	1.30	9,008
2010	1.17	1.28	19,924
Thornburg Core Growth Fund R5 Class – 06-314
Band 125
2019	$1.56	$1.99	647,285
2018	1.61	1.56	682,327
2017	1.31	1.61	774,107
2016	1.36	1.31	1,299,573
2015	1.33	1.36	1,410,294
2014	1.34	1.33	1,782,006
2013	0.95	1.34	1,523,962
2012	0.79	0.95	1,347,806
2011	0.78	0.79	5,363,789
2010	0.72	0.78	8,530,808
Thornburg International Value Fund R3 Class – 06-990
Band 125
2019	$1.58	$2.00	675,014
2018	2.00	1.58	764,934
2017	1.62	2.00	883,927
2016	1.69	1.62	1,122,745
2015	1.62	1.69	1,526,155
2014	1.74	1.62	2,281,988
2013	1.53	1.74	4,659,313
2012	1.35	1.53	5,856,046
2011	1.58	1.35	6,055,133
2010	1.40	1.58	5,036,486

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.63	$2.07	146,839
2018	2.07	1.63	172,380
2017	1.67	2.07	199,638
2016	1.74	1.67	246,964
2015	1.66	1.74	262,531
2014	1.78	1.66	248,240
2013	1.56	1.78	34,378
2012	1.37	1.56	110,558
2011	1.60	1.37	104,945
2010	1.42	1.60	92,174
Band 50
2019	$1.75	$2.24	15
2018	2.21	1.75	18
2017	1.78	2.21	18
2016	1.84	1.78	18
2015	1.74	1.84	20
2014	1.86	1.74	24
2013	1.63	1.86	24
2012	1.42	1.63	1,134
2011	1.65	1.42	1,391
2010	1.46	1.65	1,348
Band 0
2019	$1.88	$2.41	–
2018	2.35	1.88	–
2017	1.89	2.35	–
2016	1.94	1.89	20,020
2015	1.83	1.94	128,245
2014	1.95	1.83	133,231
2013	1.69	1.95	176,041
2012	1.47	1.69	367,014
2011	1.70	1.47	409,865
2010	1.50	1.70	329,319
Thornburg International Value Fund R5 Class – 06-316
Band 125
2019	$1.00	$1.28	319,167
2018	1.27	1.00	394,233
2017	1.02	1.27	507,111
2016	1.06	1.02	633,056
2015	1.01	1.06	1,454,086
2014	1.08	1.01	2,973,293
2013	0.95	1.08	7,915,475
2012	0.83	0.95	15,109,730
2011	0.96	0.83	15,120,866
2010	0.86	0.96	12,711,651

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2019	$1.12	$1.45	–
2018	1.41	1.12	–
2017	1.12	1.41	–
2016	1.16	1.12	–
2015	1.09	1.16	–
2014	1.15	1.09	–
2013	1.00	1.15	–
2012	0.87	1.00	–
2011	1.00	0.87	–
2010	0.88	1.00	837,379
Band 0
2019	$1.16	$1.49	–
2018	1.44	1.16	–
2017	1.15	1.44	–
2016	1.18	1.15	–
2015	1.11	1.18	918,299
2014	1.17	1.11	831,676
2013	1.02	1.17	901,167
2012	0.88	1.02	839,937
2011	1.01	0.88	814,258
2010	0.88	1.01	609,979
Thornburg Investment Income Builder Fund R3 Class – 06-987
Band 125
2019	$1.57	$1.82	157,016
2018	1.68	1.57	198,095
2017	1.48	1.68	418,043
2016	1.37	1.48	407,041
2015	1.48	1.37	492,883
2014	1.43	1.48	870,670
2013	1.25	1.43	417,784
2012	1.14	1.25	163,506
2011	1.15	1.14	145,521
2010	1.00 (05/27/10)	1.15	18,602
Band 100
2019	$1.60	$1.87	39,723
2018	1.71	1.60	36,883
2017	1.51	1.71	47,386
2016	1.39	1.51	54,242
2015	1.49	1.39	63,694
2014	1.45	1.49	48,590
Band 0
2019	$1.75	$2.05	–
2018	1.84	1.75	–
2017	1.61	1.84	–
2016	1.47	1.61	–
2015	1.56	1.47	27,859
2014	1.50	1.56	62,115

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Investment Income Builder Fund R5 Class – 06-986
Band 125
2019	$1.64	$1.91	266,195
2018	1.74	1.64	293,063
2017	1.53	1.74	368,672
2016	1.41	1.53	705,580
2015	1.51	1.41	743,338
2014	1.46	1.51	653,384
2013	1.27	1.46	192,771
2012	1.15	1.27	5,449
Thornburg Limited Term Income Fund R3 Class – 06-995
Band 125
2019	$1.38	$1.43	1,903,271
2018	1.39	1.38	6,060,345
2017	1.37	1.39	4,127,674
2016	1.35	1.37	3,828,799
2015	1.36	1.35	5,900,141
2014	1.33	1.36	11,883,438
2013	1.36	1.33	7,135,716
2012	1.28	1.36	5,362,683
2011	1.23	1.28	2,671,637
2010	1.17	1.23	2,067,429
Band 100
2019	$1.43	$1.49	254,292
2018	1.43	1.43	252,625
2017	1.42	1.43	294,478
2016	1.39	1.42	425,482
2015	1.40	1.39	582,428
2014	1.37	1.40	469,944
2013	1.38	1.37	1,468
2012	1.30	1.38	1,170
2011	1.25	1.30	906
2010	1.19	1.25	602
Band 0
2019	$1.64	$1.73	441,334
2018	1.63	1.64	1,863,748
2017	1.60	1.63	346,306
2016	1.55	1.60	214,050
2015	1.54	1.55	824,281
2014	1.49	1.54	239,130
2013	1.50	1.49	271,393
2012	1.40	1.50	512,947
2011	1.33	1.40	93,105
2010	1.25	1.33	143,412
Thornburg Limited Term Income Fund R5 Class – 06-953
Band 125
2019	$1.02	$1.06	11,100,915
2018	1.02	1.02	17,731,261
2017	1.01	1.02	11,248,706
2016	0.99	1.01	6,293,258
2015	1.00 (02/03/15)	0.99	13,484,379

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Limited Term Income Fund R6 Class – 06-GCV
Band 125
2019	$1.00	$1.05	6,733,864
2018	1.00	1.00	3,553,706
2017	1.00 (06/22/17)	1.00	457,256
Thornburg Limited Term U.S. Government Fund R3 Class – 06-104
Band 125
2019	$1.16	$1.19	166,221
2018	1.17	1.16	178,297
2017	1.18	1.17	180,814
2016	1.18	1.18	190,066
2015	1.19	1.18	175,832
2014	1.18	1.19	192,398
2013	1.22	1.18	160,971
2012	1.21	1.22	177,746
2011	1.18	1.21	193,611
2010	1.16	1.18	263,241
Band 100
2019	$1.20	$1.23	9,203
2018	1.21	1.20	9,330
2017	1.21	1.21	9,466
2016	1.21	1.21	66,636
2015	1.22	1.21	9,730
2014	1.21	1.22	3,597
Thornburg Value Fund R3 Class – 06-109
Band 125
2019	$2.03	$2.59	99,417
2018	2.28	2.03	123,345
2017	1.87	2.28	145,075
2016	1.78	1.87	213,194
2015	1.74	1.78	295,032
2014	1.58	1.74	567,313
2013	1.15	1.58	587,938
2012	1.05	1.15	890,652
2011	1.23	1.05	1,134,316
2010	1.14	1.23	1,749,057
Band 100
2019	$2.10	$2.68	13,362
2018	2.35	2.10	18,470
2017	1.93	2.35	20,258
2016	1.83	1.93	31,835
2015	1.78	1.83	26,824
2014	1.61	1.78	21,564

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.42	$3.12	–
2018	2.68	2.42	–
2017	2.17	2.68	–
2016	2.04	2.17	–
2015	1.97	2.04	22,162
2014	1.77	1.97	19,645
2013	1.27	1.77	17,136
2012	1.14	1.27	70,956
2011	1.32	1.14	149,638
2010	1.21	1.32	79.276
TIAA-CREF Bond Index Fund Institutional Class – 06-FGV
Band 125
2019	$1.01	$1.08	982,465
2018	1.02	1.01	629,622
2017	1.00	1.02	265,938
TIAA-CREF Bond Index Fund Retirement Class – 06-434
Band 125
2019	$1.12	$1.19	1,542,988
2018	1.13	1.12	2,325,953
2017	1.11	1.13	4,322,973
2016	1.10	1.11	3,444,644
2015	1.11	1.10	2,437,282
2014	1.07	1.11	2,171,313
2013	1.11	1.07	1,253,237
2012	1.08	1.11	954,372
2011	1.02	1.08	66,044
2010	1.00 (05/27/10)	1.02	395
Band 0
2019	$1.24	$1.34	58,662
2018	1.25	1.24	48,963
2017	1.21	1.25	36,003
2016	1.18	1.21	25,329
2015	1.18	1.18	13,292
2014	1.12	1.18	295
TIAA-CREF Bond Plus Fund Institutional Class – 06-3F4
Band 125
2019	$1.01	$1.09	60,220
TIAA-CREF Bond Plus Fund Retirement Class – 06-939
Band 125
2019	$1.02	$1.10	389,686
2018	1.04	1.02	399,759
2017	1.01	1.04	548,114
2016	0.98	1.01	445,383
2015	1.00 (01/15/15)	0.98	104,699

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class – 06-020
Band 125
2019	$1.12	$1.31	879,263
2018	1.33	1.12	1,202,774
2017	0.98	1.33	1,994,750
2016	0.90	0.98	1,705,956
2015	1.07	0.90	1,259,668
2014	1.12	1.07	578,823
2013	1.00 (06/20/13)	1.12	1,933
TIAA-CREF Growth & Income Fund Institutional Class – 06-FGW
Band 125
2019	$1.12	$1.44	–
2018	1.22	1.12	–
2017	0.99	1.22	1,057
TIAA-CREF Growth & Income Fund Retirement Class – 06-433
Band 125
2019	$2.34	$3.00	443,469
2018	2.55	2.34	464,899
2017	2.09	2.55	1,245,190
2016	1.95	2.09	1,635,863
2015	1.92	1.95	1,838,509
2014	1.75	1.92	1,654,521
2013	1.32	1.75	2,074,721
2012	1.15	1.32	1,022,680
2011	1.14	1.15	348,821
2010	1.02	1.14	55,216
TIAA-CREF International Equity Index Fund Institutional Class – 06-FGX
Band 125
2019	$1.06	$1.27	4,926,978
2018	1.23	1.06	4,102,583
2017	1.00	1.23	819,378
Band 75
2019	$1.07	$1.29	257,713
2018	1.24	1.07	226,411
TIAA-CREF International Equity Index Fund Retirement Class – 06-428
Band 125
2019	$1.26	$1.52	3,759,757
2018	1.48	1.26	3,989,477
2017	1.20	1.48	5,562,671
2016	1.20	1.20	4,946,204
2015	1.23	1.20	4,020,995
2014	1.32	1.23	2,931,563
2013	1.10	1.32	1,472,370
2012	0.94	1.10	1,067,233
2011	1.08	0.94	258,961
2010	1.02	1.08	51,809

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.42	$1.72	37,123
2018	1.64	1.42	31,480
2017	1.31	1.64	26,091
2016	1.30	1.31	14,159
2015	1.31	1.30	6,292
2014	1.39	1.31	80
TIAA-CREF Large-Cap Growth Fund Retirement Class – 06-942
Band 125
2019	$1.42	$1.83	535,649
2018	1.44	1.42	559,749
2017	1.09	1.44	458,812
2016	1.11	1.09	399,063
2015	1.00 (01/15/15)	1.11	88,431
TIAA-CREF Large-Cap Growth Index Fund Institutional Class – 06-FGY
Band 125
2019	$1.24	$1.67	14,717,788
2018	1.28	1.24	13,352,775
2017	1.00	1.28	4,426,122
TIAA-CREF Large-Cap Growth Index Fund Retirement Class – 06-431
Band 125
2019	$2.68	$3.60	5,378,746
2018	2.77	2.68	5,414,801
2017	2.16	2.77	8,163,085
2016	2.05	2.16	7,586,152
2015	1.97	2.05	4,967,137
2014	1.77	1.97	3,883,466
2013	1.35	1.77	3,446,698
2012	1.19	1.35	2,867,188
2011	1.17	1.19	360,489
TIAA-CREF Large-Cap Value Fund Retirement Class – 06-943
Band 125
2019	$1.07	$1.36	120,908
2018	1.27	1.07	230,852
2017	1.14	1.27	236,694
2016	0.98	1.14	123,733
2015	1.00 (01/15/15)	0.98	1,932
TIAA-CREF Large-Cap Value Index Fund Institutional Class – 06-FHC
Band 125
2019	$1.01	$1.26	8,868,710
2018	1.12	1.01	8,281,772
2017	0.99	1.12	6,076,523

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Large-Cap Value Index Fund Retirement Class – 06-429
Band 125
2019	$2.12	$2.64	2,194,297
2018	2.35	2.12	8,767,896
2017	2.10	2.35	10,345,262
2016	1.82	2.10	4,298,531
2015	1.92	1.82	2,826,342
2014	1.72	1.92	2,282,807
2013	1.32	1.72	1,878,279
2012	1.14	1.32	1,552,247
2011	1.15	1.14	94,634
2010	1.01	1.15	6,196
TIAA-CREF Lifecycle 2030 Fund Institutional Class – 06-36P
Band 125
2019	$0.92	$1.10	396,050
2018	1.00 (04/26/18)	0.92	382,324
TIAA-CREF Lifecycle 2035 Fund Institutional Class – 06-36R
Band 125
2019	$0.91	$1.10	503,729
2018	1.00 (04/26/18)	0.91	458,559
TIAA-CREF Lifecycle 2040 Fund Institutional Class – 06-36T
Band 125
2019	$0.90	$1.10	333,172
2018	1.00 (04/26/18)	0.90	292,937
TIAA-CREF Lifecycle 2045 Fund Institutional Class – 06-36V
Band 125
2019	$0.89	$1.10	16,907
2018	1.00 (04/26/18)	0.89	358
TIAA-CREF Lifecycle 2050 Fund Institutional Class – 06-36W
Band 125
2019	$0.89	$1.10	37,573
2018	1.00 (04/26/18)	0.89	30,773
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class – 06-FHF
Band 125
2019	$1.05	$1.20	4,788,490
2018	1.09	1.05	4,501,498
2017	1.00	1.09	1,423,831
Band 75
2019	$1.06	$1.22	462,692
2018	1.10	1.06	420,011
Band 0
2019	$1.08	$1.24	182,862
2018	1.11	1.08	456,908
2017	1.00	1.11	459,902

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class – 06-032
Band 125
2019	$1.13	$1.29	5,101,666
2018	1.19	1.13	4,857,704
2017	1.08	1.19	8,910,172
2016	1.04	1.08	9,926,890
2015	1.06	1.04	6,503,068
2014	1.01	1.06	4,115,312
Band 0
2019	$1.21	$1.39	686,600
2018	1.25	1.21	605,281
2017	1.13	1.25	558,647
2016	1.07	1.13	662,197
2015	1.07	1.07	92,313
2014	1.01	1.07	20,236
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class – 06-FHG
Band 125
2019	$1.05	$1.22	14,307,491
2018	1.10	1.05	13,615,633
2017	1.00	1.10	5,456,536
Band 75
2019	$1.07	$1.23	340,623
2018	1.11	1.07	399,431
Band 0
2019	$1.08	$1.26	2,157,266
2018	1.12	1.08	2,361,275
2017	1.00	1.12	2,619,706
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class – 06-033
Band 125
2019	$1.15	$1.32	10,982,617
2018	1.21	1.15	11,546,726
2017	1.09	1.21	20,284,736
2016	1.04	1.09	21,336,125
2015	1.06	1.04	15,693,344
2014	1.01	1.06	9,793,971
Band 0
2019	$1.23	$1.43	1,148,051
2018	1.27	1.23	1,349,988
2017	1.13	1.27	1,561,989
2016	1.07	1.13	1,690,225
2015	1.07	1.07	216,797
2014	1.01	1.07	46,822
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class – 06-FHH
Band 125
2019	$1.06	$1.24	45,712,090
2018	1.12	1.06	44,016,497
2017	1.00	1.12	16,090,236

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2019	$1.07	$1.26	2,095,066
2018	1.12	1.07	2,261,273
Band 0
2019	$1.09	$1.29	12,306,498
2018	1.13	1.09	12,700,014
2017	1.00	1.13	14,867,133
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class – 06-034
Band 125
2019	$1.17	$1.36	37,535,232
2018	1.23	1.17	33,073,191
2017	1.10	1.23	51,802,955
2016	1.05	1.10	54,560,898
2015	1.06	1.05	39,100,828
2014	1.01	1.06	20,341,665
Band 0
2019	$1.24	$1.46	5,142,850
2018	1.30	1.24	5,531,006
2017	1.14	1.30	6,272,772
2016	1.07	1.14	6,192,384
2015	1.08	1.07	329,052
2014	1.02	1.08	63,257
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class – 06-FHJ
Band 125
2019	$1.07	$1.26	53,023,599
2018	1.13	1.07	44,244,016
2017	1.00	1.13	14,338,194
Band 75
2019	$1.08	$1.28	3,023,508
2018	1.14	1.08	2,947,658
Band 0
2019	$1.10	$1.31	12,530,626
2018	1.15	1.10	11,646,238
2017	1.00	1.15	11,523,554
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class – 06-035
Band 125
2019	$1.19	$1.40	50,636,380
2018	1.26	1.19	46,118,754
2017	1.11	1.26	57,702,098
2016	1.05	1.11	53,160,383
2015	1.07	1.05	31,512,437
2014	1.02	1.07	16,444,515
Band 0
2019	$1.26	$1.51	6,879,426
2018	1.33	1.26	7,089,241
2017	1.15	1.33	6,815,783
2016	1.08	1.15	6,658,617
2015	1.08	1.08	240,826
2014	1.02	1.08	44,003

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class – 06-FHK
Band 125
2019	$1.08	$1.29	55,451,260
2018	1.15	1.08	47,086,306
2017	0.99	1.15	14,100,162
Band 75
2019	$1.09	$1.31	2,021,202
2018	1.16	1.09	2,171,629
Band 0
2019	$1.11	$1.34	13,155,904
2018	1.16	1.11	12,235,218
2017	1.00	1.16	11,411,839
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class – 06-036
Band 125
2019	$1.21	$1.44	44,741,688
2018	1.29	1.21	37,042,254
2017	1.12	1.29	52,413,282
2016	1.05	1.12	47,649,107
2015	1.07	1.05	29,433,683
2014	1.02	1.07	16,053,227
Band 0
2019	$1.29	$1.55	6,973,480
2018	1.36	1.29	6,461,940
2017	1.16	1.36	5,608,971
2016	1.08	1.16	4,829,303
2015	1.09	1.08	244,744
2014	1.02	1.09	35,942
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class – 06-FHM
Band 125
2019	$1.09	$1.32	44,405,970
2018	1.17	1.09	34,517,626
2017	0.99	1.17	8,029,058
Band 75
2019	$1.10	$1.34	2,593,523
2018	1.17	1.10	2,498,226
Band 0
2019	$1.11	$1.37	6,827,516
2018	1.18	1.11	6,148,915
2017	1.00	1.18	5,765,793
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class – 06-037
Band 125
2019	$1.22	$1.48	39,440,147
2018	1.32	1.22	34,327,450
2017	1.13	1.32	44,581,005
2016	1.05	1.13	40,189,949
2015	1.08	1.05	21,022,037
2014	1.02	1.08	9,025,589

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.30	$1.60	7,545,368
2018	1.39	1.30	7,036,898
2017	1.17	1.39	6,480,819
2016	1.08	1.17	5,374,989
2015	1.09	1.08	170,385
2014	1.02	1.09	28,731
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class – 06-FHN
Band 125
2019	$1.09	$1.34	43,968,539
2018	1.18	1.09	33,800,396
2017	0.99	1.18	10,166,945
Band 75
2019	$1.10	$1.36	1,190,675
2018	1.19	1.10	1,172,877
Band 0
2019	$1.12	$1.40	7,880,176
2018	1.20	1.12	7,561,373
2017	0.99	1.20	7,178,202
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class – 06-038
Band 125
2019	$1.24	$1.52	32,514,846
2018	1.34	1.24	29,066,225
2017	1.13	1.34	38,310,538
2016	1.05	1.13	32,831,272
2015	1.08	1.05	19,444,398
2014	1.02	1.08	8,245,580
Band 0
2019	$1.32	$1.64	6,424,643
2018	1.41	1.32	6,431,351
2017	1.18	1.41	5,868,082
2016	1.08	1.18	5,019,572
2015	1.09	1.08	133,942
2014	1.03	1.09	23,628
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class – 06-FHP
Band 125
2019	$1.09	$1.36	30,532,182
2018	1.19	1.09	22,573,963
2017	0.99	1.19	6,557,021
Band 75
2019	$1.10	$1.38	722,144
2018	1.20	1.10	695,914
Band 0
2019	$1.12	$1.41	5,218,275
2018	1.21	1.12	4,774,790
2017	0.99	1.21	3,965,836

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class – 06-039
Band 125
2019	$1.24	$1.54	25,506,871
2018	1.35	1.24	22,740,864
2017	1.13	1.35	27,305,715
2016	1.05	1.13	21,727,626
2015	1.08	1.05	11,183,002
2014	1.02	1.08	4,758,267
Band 0
2019	$1.32	$1.66	5,430,828
2018	1.43	1.32	4,868,954
2017	1.18	1.43	4,297,539
2016	1.08	1.18	3,543,099
2015	1.09	1.08	85,300
2014	1.02	1.09	14,306
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class – 06-FHR
Band 125
2019	$1.09	$1.36	26,112,989
2018	1.19	1.09	18,522,783
2017	0.99	1.19	5,015,394
Band 75
2019	$1.11	$1.38	359,621
2018	1.20	1.11	344,470
Band 0
2019	$1.12	$1.42	7,239,563
2018	1.21	1.12	6,519,884
2017	0.99	1.21	6,001,552
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class – 06-040
Band 125
2019	$1.25	$1.55	23,536,393
2018	1.36	1.25	21,121,581
2017	1.14	1.36	22,956,330
2016	1.05	1.14	16,211,298
2015	1.08	1.05	8,692,706
2014	1.02	1.08	3,019,431
Band 0
2019	$1.33	$1.67	4,525,166
2018	1.43	1.33	3,990,419
2017	1.18	1.43	3,196,202
2016	1.08	1.18	2,412,374
2015	1.09	1.08	69,014
2014	1.03	1.09	12,081
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class – 06-FHT
Band 125
2019	$1.10	$1.37	15,376,204
2018	1.19	1.10	10,115,332
2017	0.99	1.19	2,991,505

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2019	$1.11	$1.39	173,333
2018	1.20	1.11	156,067
Band 0
2019	$1.12	$1.42	2,643,774
2018	1.21	1.12	2,150,667
2017	0.99	1.21	1,632,438
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class – 06-041
Band 125
2019	$1.25	$1.56	12,172,345
2018	1.37	1.25	10,326,777
2017	1.14	1.37	10,517,811
2016	1.05	1.14	6,953,045
2015	1.08	1.05	2,991,093
2014	1.02	1.08	965,288
Band 0
2019	$1.33	$1.68	4,392,439
2018	1.44	1.33	3,756,154
2017	1.18	1.44	2,715,068
2016	1.08	1.18	1,663,303
2015	1.09	1.08	47,438
2014	1.02	1.09	4,078
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class – 06-FHV
Band 125
2019	$1.10	$1.37	3,958,216
2018	1.20	1.10	1,921,037
2017	0.99	1.20	303,541
Band 75
2019	$1.11	$1.39	19,854
2018	1.20	1.11	13,236
Band 0
2019	$1.13	$1.42	794,736
2018	1.21	1.13	468,306
2017	0.99	1.21	416,756
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class – 06-CMV
Band 125
2019	$1.19	$1.49	3,104,489
2018	1.30	1.19	1,770,718
2017	1.08	1.30	1,109,081
2016	1.00 (05/12/16)	1.08	159,420
Band 0
2019	$1.23	$1.55	1,710,716
2018	1.33	1.23	1,075,225
2017	1.09	1.33	451,362
2016	1.00 (05/12/16)	1.09	81,599

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class – 06-FHW
Band 125
2019	$1.05	$1.19	4,707,392
2018	1.09	1.05	3,905,110
2017	1.00	1.09	1,109,081
Band 75
2019	$1.06	$1.21	38,388
2018	1.09	1.06	48,706
Band 0
2019	$1.07	$1.24	766,844
2018	1.10	1.07	794,198
2017	1.00	1.10	857,986
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class – 06-042
Band 125
2019	$1.12	$1.28	3,965,592
2018	1.17	1.12	4,430,133
2017	1.08	1.17	6,219,504
2016	1.04	1.08	5,865,401
2015	1.05	1.04	3,194,317
2014	1.01	1.05	1,665,953
Band 0
2019	$1.20	$1.38	1,263,530
2018	1.23	1.20	1,311,703
2017	1.12	1.23	1,335,655
2016	1.06	1.12	1,550,697
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class – 06-3CK
Band 125
2019	$0.85	$1.08	244,123
TIAA-CREF Lifestyle Conservative Fund Institutional Class – 06-3CG
Band 125
2019	$0.95	$1.08	163,646
TIAA-CREF Mid-Cap Growth Fund Retirement Class – 06-944
Band 125
2019	$1.15	$1.51	178,098
2018	1.27	1.15	475,164
2017	1.02	1.27	1,297,323
2016	1.02	1.02	1,590,919
2015	1.00 (01/15/15)	1.02	40,321
TIAA-CREF Real Estate Securities Fund Institutional Class – 06-3MH
Band 125
2019	$0.98	$1.26	57,421
TIAA-CREF Social Choice Bond Fund Institutional Class – 06-GCW
Band 125
2019	$0.99	$1.07	605,943
2018	1.00	0.99	501,146
2017	1.00 (06/22/17)	1.00	43,048

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Social Choice Bond Fund R Class – 06-CNK
Band 125
2019	$1.00	$1.07	602
2018	1.01	1.00	34,849
2017	0.98	1.01	1,875
2016	1.00 (05/12/16)	0.98	572
TIAA-CREF Social Choice Equity Fund Institutional Class – 06-GCX
Band 125
2019	$1.02	$1.33	3,785,364
2018	1.10	1.02	2,235,639
2017	1.00 (06/22/17)	1.10	182,986
TIAA-CREF Social Choice Equity Fund Retirement Class – 06-432
Band 125
2019	$2.22	$2.88	751,622
2018	2.39	2.22	1,195,655
2017	2.01	2.39	1,504,250
2016	1.79	2.01	1,610,837
2015	1.87	1.79	1,699,853
2014	1.70	1.87	1,207,433
2013	1.29	1.70	744,293
2012	1.15	1.29	506,680
2011	1.16	1.15	294,583
2010	1.02	1.16	178,008
TIAA-CREF Social Choice International Equity Fund Institutional Class – 06-GCY
Band 125
2019	$0.93	$1.13	146,469
2018	1.09	0.93	98,501
2017	1.00 (06/22/17)	1.09	6,550
Timothy Plan Conservative Growth Fund A Class – 06-339
Band 125
2019	$1.01	$1.15	178,968
2018	1.13	1.01	213,305
2017	1.06	1.13	183,115
2016	1.02	1.06	179,987
2015	1.07	1.02	156,954
2014	1.06	1.07	124,607
2013	0.98	1.06	108,499
2012	0.93	0.98	159,809
2011	0.93	0.93	105,756
2010	0.84	0.93	89,225

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Timothy Plan Strategic Growth Fund A Class – 06-341
Band 125
2019	$0.94	$1.10	62,619
2018	1.08	0.94	147,245
2017	0.98	1.08	153,792
2016	0.95	0.98	140,020
2015	1.01	0.95	126,142
2014	1.01	1.01	113,200
2013	0.87	1.01	105,444
2012	0.80	0.87	123,342
2011	0.84	0.80	108,068
2010	0.75	0.84	86,314
Touchstone Flexible Income Fund A Class – 06-703
Band 125
2019	$1.11	$1.19	46,283
2018	1.15	1.11	60,951
2017	1.09	1.15	178,006
2016	1.07	1.09	190,755
2015	1.06	1.07	221,888
2014	1.00	1.06	238,543
2013	1.01	1.00	224,067
2012	1.00 (09/07/12)	1.01	231,071
Band 100
2019	$1.13	$1.22	4,323
2018	1.16	1.13	4,562
2017	1.10	1.16	110,071
2016	1.08	1.10	112,535
2015	1.06	1.08	6,795
2014	1.00	1.06	5,868
Touchstone Focused Fund A Class – 06-619
Band 125
2019	$1.77	$2.22	191,565
2018	1.95	1.77	179,301
2017	1.73	1.95	142,381
2016	1.57	1.73	280,947
2015	1.54	1.57	326,719
2014	1.47	1.54	292,792
2013	1.07	1.47	337,730
2012	1.00 (04/12/12)	1.07	288,450
Band 100
2019	$1.80	$2.27	148,209
2018	1.97	1.80	163,774
2017	1.75	1.97	257,127
2016	1.58	1.75	286,719
2015	1.55	1.58	357,744
2014	1.47	1.55	357,083
2013	1.07	1.47	841

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Touchstone Focused Fund Y Class – 06-624
Band 125
2019	$1.81	$2.27	70,146
2018	1.98	1.81	73,580
2017	1.75	1.98	67,368
2016	1.59	1.75	68,348
2015	1.55	1.59	398,110
Touchstone Growth Opportunities Fund A Class – 06-699
Band 125
2019	$1.75	$2.45	80,296
2018	1.85	1.75	101,651
2017	1.47	1.85	99,118
2016	1.47	1.47	99,562
2015	1.53	1.47	106,127
2014	1.38	1.53	102,923
2013	1.01	1.38	117,328
2012	1.00 (09/07/12)	1.01	130,402
Band 100
2019	$1.78	$2.50	16,864
2018	1.88	1.78	40,732
2017	1.48	1.88	44,470
2016	1.49	1.48	48,515
2015	1.54	1.49	58,996
2014	1.39	1.54	40,556
Touchstone Mid Cap Growth Fund Institutional Class – 06-GPJ
Band 125
2019	$0.97	$1.36	1,066
2018	1.02	0.97	359
Touchstone Sustainability and Impact Equity Fund A Class – 06-701
Band 125
2019	$1.51	$1.81	10,650
2018	1.70	1.51	10,655
2017	1.37	1.70	10,934
2016	1.32	1.37	13,426
2015	1.34	1.32	33,215
2014	1.23	1.34	12,811
2013	0.96	1.23	12,819
2012	1.00 (09/07/12)	0.96	12,448
Band 100
2019	$1.54	$1.84	7,733
2018	1.72	1.54	7,784
2017	1.38	1.72	7,960
2016	1.34	1.38	3,423
2015	1.35	1.34	2,012
2014	1.23	1.35	48,045

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Touchstone Value Fund A Class – 06-702
Band 125
2019	$1.61	$1.99	17,016
2018	1.73	1.61	16,525
2017	1.53	1.73	495,899
2016	1.37	1.53	563,383
2015	1.42	1.37	758,382
2014	1.30	1.42	820,842
2013	1.00	1.30	356,371
2012	1.00 (09/07/12)	1.00	291,302
Band 100
2019	$1.63	$2.03	491
2018	1.75	1.63	492
2017	1.55	1.75	–
2016	1.39	1.55	–
2015	1.43	1.39	2,043
2014	1.30	1.43	15,028
Vanguard 500 Index Fund Admiral Class – 06-FHY
Band 125
2019	$1.13	$1.47	46,937,094
2018	1.20	1.13	43,376,272
2017	1.00	1.20	12,859,566
Band 0
2019	$1.16	$1.53	7,313,609
2018	1.22	1.16	7,915,290
2017	1.00	1.22	8,190,433
Vanguard Balanced Index Fund Admiral Class – 06-FJC
Band 125
2019	$1.07	$1.29	7,251,842
2018	1.12	1.07	4,485,250
2017	1.00	1.12	712,960
Vanguard Developed Markets Index Fund Admiral Class – 06-FJF
Band 125
2019	$1.05	$1.27	4,940,474
2018	1.24	1.05	4,584,876
2017	1.00	1.24	2,659,013
Vanguard Emerging Markets Stock Index Fund Admiral Class – 06-FJG
Band 125
2019	$1.07	$1.27	1,509,061
2018	1.27	1.07	1,254,158
2017	0.98	1.27	672,668
Vanguard Energy Fund Admiral Class – 06-FJH
Band 125
2019	$0.83	$0.92	318,870
2018	1.01	0.83	284,094
2017	0.99	1.01	383,747

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Equity Income Fund Admiral Class – 06-FJJ
Band 125
2019	$1.10	$1.36	7,562,824
2018	1.18	1.10	9,468,134
2017	1.00	1.18	2,083,837
Vanguard Explorer Fund Admiral Class – 06-FJK
Band 125
2019	$1.14	$1.48	6,075,585
2018	1.18	1.14	2,740,173
2017	0.97	1.18	1,596,055
Vanguard Extended Market Index Fund Admiral Class – 06-FJM
Band 125
2019	$1.02	$1.29	3,344,619
2018	1.14	1.02	3,404,694
2017	0.98	1.14	59,790
Vanguard FTSE All-World ex-US Index Fund Admiral Class – 06-3CC
Band 125
2019	$0.85	$1.01	7,616
Vanguard FTSE Social Index Fund Admiral Class – 06-3WM
Band 125
2019	$1.00 (04/25/19)	$1.12	114,630
Vanguard GNMA Fund Admiral Class – 06-GFM
Band 125
2019	$1.00	$1.04	1,759,282
2018	1.00	1.00	1,746,025
2017	1.00 (07/21/17)	1.00	406,643
Vanguard Growth Index Fund Admiral Class – 06-FJN
Band 125
2019	$1.20	$1.62	2,694,700
2018	1.26	1.20	2,518,797
2017	0.99	1.26	1,424,761
Vanguard Health Care Fund Admiral Class – 06-FJP
Band 125
2019	$1.20	$1.46	462,713
2018	1.20	1.20	493,117
2017	1.02	1.20	433,106
Vanguard High-Yield Corporate Fund Admiral Class – 06-FJR
Band 125
2019	$1.02	$1.17	2,040,213
2018	1.06	1.02	1,964,984
2017	1.01	1.06	1,659,104
Band 0
2019	$1.05	$1.21	1,002,716
2018	1.08	1.05	871,186
2017	1.01	1.08	684,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Inflation-Protected Securities Fund Admiral Class – 06-GFC
Band 125
2019	$0.98	$1.05	948,995
2018	1.01	0.98	355,006
Vanguard Intermediate-Term Bond Index Fund Admiral Class – 06-FJT
Band 125
2019	$1.01	$1.10	3,094,287
2018	1.02	1.01	1,935,494
2017	1.00	1.02	882,070
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class – 06-FJV
Band 125
2019	$1.01	$1.10	278,667
2018	1.03	1.01	340,067
2017	1.00	1.03	230,691
Vanguard Intermediate-Term Treasury Fund Admiral Class – 06-FJW
Band 125
2019	$1.00	$1.05	2,469,928
2018	1.00	1.00	1,064,197
2017	1.00	1.00	137,991
Vanguard Intermediate-Term Treasury Index Fund Admiral Class – 06-3C9
Band 125
2019	$1.03	$1.08	86,266
2018	1.00 (05/17/18)	1.03	74,050
Vanguard International Growth Fund Admiral Class – 06-3F6
Band 125
2019	$0.82	$1.07	1,796,697
2018	1.00 (06/21/18)	0.82	10,394
Vanguard LifeStrategy Conservative Growth Fund Investor Class – 06-FJX
Band 125
2019	$1.05	$1.20	508,651
2018	1.09	1.05	334,517
2017	1.00	1.09	150,468
Vanguard LifeStrategy Growth Fund Investor Class – 06-FJY
Band 125
2019	$1.08	$1.31	2,370,494
2018	1.17	1.08	1,064,497
2017	1.00	1.17	339,546
Vanguard LifeStrategy Income Fund Investor Class – 06-FKC
Band 125
2019	$1.03	$1.14	8,239
2018	1.06	1.03	6,111
2017	1.00	1.06	5,896
Vanguard LifeStrategy Moderate Growth Fund Investor Class – 06-FKF
Band 125
2019	$1.06	$1.25	5,350,699
2018	1.13	1.06	3,910,336
2017	1.00	1.13	1,396,024

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Long-Term Investment-Grade Fund Admiral Class – 06-GJY
Band 125
2019	$0.95	$1.14	88,026
Vanguard Materials Index Fund Admiral Class – 06-FKG
Band 125
2019	$0.96	$1.17	8,223
2018	1.18	0.96	3,681
2017	0.96	1.18	5,790
Vanguard Mid-Cap Growth Fund Investor Class – 06-FKH
Band 125
2019	$1.13	$1.47	4,769,032
2018	1.18	1.13	6,503,103
2017	0.98	1.18	5,289,853
Vanguard Mid-Cap Index Fund Admiral Class – 06-FKJ
Band 125
2019	$1.03	$1.34	24,235,039
2018	1.15	1.03	14,522,039
2017	0.98	1.15	6,292,135
Band 0
2019	$1.06	$1.39	4,796,709
2018	1.17	1.06	4,947,717
2017	0.98	1.17	5,386,113
Vanguard Mid-Cap Value Index Fund Admiral Class – 06-3YN
Band 125
2019	$1.00 (06/27/19)	$1.08	145,337
Vanguard REIT Index Fund Admiral Class – 06-FKK
Band 125
2019	$0.97	$1.24	3,498,274
2018	1.05	0.97	1,714,663
2017	1.01	1.05	912,306
Vanguard Selected Value Fund Investor Class – 06-FKM
Band 125
2019	$0.92	$1.17	4,492,086
2018	1.16	0.92	6,142,100
2017	0.98	1.16	1,970,250
Band 75
2019	$0.93	$1.19	181,548
2018	1.16	0.93	168,371

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Short Term Federal Fund Investor Class – 06-305
Band 125
2019	$1.81	$1.86	278,632
2018	1.81	1.81	521,229
2017	1.82	1.81	646,949
2016	1.83	1.82	721,172
2015	1.83	1.83	1,371,210
2014	1.84	1.83	1,206,193
2013	1.87	1.84	1,455,147
2012	1.86	1.87	1,861,464
2011	1.84	1.86	1,646,475
2010	1.80	1.84	1,118,269
Vanguard Small-Cap Growth Index Fund Admiral Class – 06-FKP
Band 125
2019	$1.09	$1.43	7,263,196
2018	1.17	1.09	7,759,673
2017	0.97	1.17	5,404,455
Vanguard Small-Cap Index Fund Admiral Class – 06-FKR
Band 125
2019	$1.00	$1.26	16,740,993
2018	1.12	1.00	12,801,005
2017	0.98	1.12	4,709,707
Band 0
2019	$1.03	$1.31	1,327,890
2018	1.14	1.03	1,225,182
2017	0.98	1.14	1,239,308
Vanguard Small-Cap Value Index Fund Admiral Class – 06-FKN
Band 125
2019	$0.94	$1.14	2,267,816
2018	1.08	0.94	2,084,142
2017	0.98	1.08	560,914
Vanguard Target Retirement 2015 Fund Investor Class – 06-FKV
Band 125
2019	$1.05	$1.19	1,489,673
2018	1.10	1.05	1,262,204
2017	1.00	1.10	514,363
Vanguard Target Retirement 2020 Fund Investor Class – 06-FKW
Band 125
2019	$1.06	$1.23	6,438,073
2018	1.12	1.06	4,456,050
2017	1.00	1.12	2,002,485
Vanguard Target Retirement 2025 Fund Investor Class – 06-FKX
Band 125
2019	$1.07	$1.26	8,854,661
2018	1.14	1.07	6,536,052
2017	1.00	1.14	3,503,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Target Retirement 2030 Fund Investor Class – 06-FKY
Band 125
2019	$1.07	$1.28	10,335,483
2018	1.16	1.07	8,090,540
2017	1.00	1.16	2,675,263
Vanguard Target Retirement 2035 Fund Investor Class – 06-FMC
Band 125
2019	$1.08	$1.31	5,851,261
2018	1.17	1.08	4,386,521
2017	0.99	1.17	2,011,083
Vanguard Target Retirement 2040 Fund Investor Class – 06-FMF
Band 125
2019	$1.09	$1.33	6,478,622
2018	1.19	1.09	5,479,772
2017	0.99	1.19	1,634,082
Vanguard Target Retirement 2045 Fund Investor Class – 06-FMG
Band 125
2019	$1.08	$1.34	4,588,280
2018	1.19	1.08	3,361,256
2017	0.99	1.19	1,086,929
Vanguard Target Retirement 2050 Fund Investor Class – 06-FMH
Band 125
2019	$1.08	$1.34	3,724,793
2018	1.19	1.08	2,553,853
2017	0.99	1.19	875,359
Vanguard Target Retirement 2055 Fund Investor Class – 06-FMJ
Band 125
2019	$1.08	$1.34	1,585,704
2018	1.19	1.08	1,693,385
2017	0.99	1.19	1,028,951
Vanguard Target Retirement 2060 Fund Investor Class – 06-FMK
Band 125
2019	$1.08	$1.34	621,601
2018	1.19	1.08	255,158
2017	0.99	1.19	72,958
Vanguard Target Retirement 2065 Fund Investor Class – 06-34V
Band 125
2019	$0.89	$1.10	5,436
2018	1.00 (03/15/18)	0.89	401
Vanguard Target Retirement Income Fund Investor Class – 06-FMM
Band 125
2019	$1.04	$1.16	1,291,148
2018	1.07	1.04	1,566,844
2017	1.00	1.07	1,207,268
Vanguard Total Bond Market Index Fund Admiral Class – 06-FMN
Band 125
2019	$1.01	$1.08	5,587,645
2018	1.02	1.01	6,397,233
2017	1.00	1.02	4,568,923

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.04	$1.13	1,154,220
2018	1.04	1.04	965,137
2017	1.00	1.04	879,266
Vanguard Total International Bond Index Fund Admiral Class – 06-FMP
Band 125
2019	$1.03	$1.10	83,795
2018	1.02	1.03	99,619
2017	1.01	1.02	12,543
Vanguard Total International Stock Index Fund Admiral Class – 06-FMR
Band 125
2019	$1.06	$1.27	9,604,733
2018	1.25	1.06	5,506,280
2017	0.99	1.25	1,224,928
Band 0
2019	$1.08	$1.32	499,602
2018	1.27	1.08	310,343
2017	0.99	1.27	167,150
Vanguard Total Stock Market Index Fund Admiral Class – 06-FMT
Band 125
2019	$1.11	$1.44	5,372,973
2018	1.19	1.11	2,536,354
2017	0.99	1.19	1,063,135
Band 75
2019	$1.13	$1.46	1,499,137
2018	1.20	1.13	1,630,638
Vanguard U.S Growth Fund Admiral Class – 06-FMV
Band 125
2019	$1.28	$1.69	837,812
2018	1.29	1.28	603,290
2017	0.99	1.29	24,274
Vanguard Value Index Fund Admiral Class – 06-FMW
Band 125
2019	$1.08	$1.34	1,948,880
2018	1.15	1.08	1,481,742
2017	1.00	1.15	3,469
Vanguard VIF Small Company Growth Portfolio – 06-119
Band 125
2019	$2.47	$3.13	14,355,208
2018	2.70	2.47	18,347,579
2017	2.21	2.70	18,574,504
2016	1.95	2.21	21,269,036
2015	2.03	1.95	21,300,346
2014	1.99	2.03	21,190,812
2013	1.37	1.99	21,045,628
2012	1.21	1.37	17,826,702
2011	1.21	1.21	16,391,562
2010	1.00 (05/27/10)	1.21	15,516

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.75	$3.52	709,001
2018	2.97	2.75	588,729
2017	2.40	2.97	423,897
2016	2.09	2.40	280,558
2015	2.15	2.09	15,949
2014	2.08	2.15	367
Vanguard Wellesley Income Fund Admiral Class – 06-GCT
Band 125
2019	$1.00	$1.15	230,396
2018	1.04	1.00	67,720
2017	1.00 (07/21/17)	1.04	47,622
Vanguard Wellington Fund Admiral Class – 06-GFF
Band 125
2019	$1.02	$1.24	1,646,260
2018	1.07	1.02	1,626,302
2017	1.00 (06/22/17)	1.07	1,567,137
Victory RS Small Cap Growth Fund R6 Class – 06-33C
Band 125
2019	$0.86	$1.18	252,084
2018	1.00 (02/22/18)	0.86	20,859
Victory Sophus Emerging Markets Fund R6 Class – 06-3R9
Band 125
2019	$0.98	$1.20	354
Victory Sycamore Established Value Fund A Class – 06-581
Band 125
2019	$1.87	$2.37	2,307,248
2018	2.11	1.87	3,394,223
2017	1.85	2.11	3,607,733
2016	1.55	1.85	2,099,007
2015	1.56	1.55	299,995
2014	1.41	1.56	18,251
2013	1.06	1.41	55
Band 0
2019	$2.03	$2.61	5,617
2018	2.26	2.03	5,564
2017	1.96	2.26	4,607
2016	1.62	1.96	3,440
2015	1.61	1.62	2,209
2014	1.44	1.61	1,120
Victory Sycamore Established Value Fund R Class – 06-583
Band 125
2019	$1.85	$2.34	461,077
2018	2.09	1.85	495,920
2017	1.83	2.09	821,161
2016	1.54	1.83	635,151
2015	1.55	1.54	409,165
2014	1.41	1.55	619,969
2013	1.06	1.41	477,314
2012	1.00 (05/24/12)	1.06	138,388

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.01	$2.57	8,970
2018	2.24	2.01	7,210
2017	1.94	2.24	13,130
2016	1.61	1.94	–
2015	1.60	1.61	104,928
2014	1.44	1.60	119,034
2013	1.07	1.44	103,596
Victory Sycamore Established Value Fund R6 Class – 06-FMX
Band 125
2019	$1.00	$1.27	1,132,360
2018	1.13	1.00	1,522,700
2017	0.98	1.13	934,906
Victory Sycamore Small Company Opportunity Fund A Class – 06-582
Band 125
2019	$1.87	$2.34	398,751
2018	2.08	1.87	3,008,596
2017	1.89	2.08	3,900,138
2016	1.47	1.89	2,902,517
2015	1.50	1.47	613,420
2014	1.43	1.50	119,760
2013	1.09	1.43	104,535
Victory Sycamore Small Company Opportunity Fund R Class – 06-584
Band 125
2019	$1.85	$2.30	262,867
2018	2.05	1.85	302,717
2017	1.87	2.05	546,945
2016	1.46	1.87	652,235
2015	1.49	1.46	222,297
2014	1.42	1.49	81,482
2013	1.09	1.42	74,754
Victory Sycamore Small Company Opportunity Fund R6 Class – 06-FMY
Band 125
2019	$0.98	$1.23	1,723
2018	1.08	0.98	1,762
Victory Trivalent International Small-Cap Fund A Class – 06-GFG
Band 125
2019	$0.90	$1.13	71,797
2018	1.15	0.90	213,618
Victory Trivalent International Small-Cap Fund R6 Class – 06-GFH
Band 125
2019	$0.90	$1.14	110,331
2018	1.15	0.90	296
Virtus Ceredex Large Cap Value Equity Fund A Class – 06-804
Band 125
2019	$1.89	$2.44	367,938
2018	2.14	1.89	839,203
2017	1.87	2.14	1,958,012

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.09	$2.73	318,077
2018	2.34	2.09	109,343
2017	2.02	2.34	160,174
Virtus Ceredex Large Cap Value Equity Fund Institutional Class – 06-803
Band 125
2019	$1.93	$2.50	1,408,719
2018	2.18	1.93	4,470,020
2017	1.90	2.18	6,149,559
Virtus Ceredex Large Cap Value Equity Fund R6 Class – 06-FFJ
Band 125
2019	$1.02	$1.32	667,534
2018	1.15	1.02	721,465
2017	1.00	1.15	614,601
Virtus Ceredex Mid-Cap Value Equity Fund A Class – 06-807
Band 125
2019	$1.88	$2.47	73,494
2018	2.08	1.88	89,726
2017	1.89	2.08	87,578
Band 0
2019	$2.09	$2.77	–
2018	2.27	2.09	–
2017	2.04	2.27	–
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class – 06-806
Band 125
2019	$1.93	$2.54	439,775
2018	2.12	1.93	436,471
2017	1.92	2.12	502,757
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class – 06-FFK
Band 125
2019	$1.00	$1.31	699,502
2018	1.09	1.00	138,568
2017	0.99	1.09	1,672
Virtus Ceredex Small Cap Value Equity Fund A Class – 06-809
Band 125
2019	$1.75	$2.02	26,326
2018	2.03	1.75	224,414
2017	1.87	2.03	337,473
Virtus Ceredex Small Cap Value Equity Fund Institutional Class – 06-808
Band 125
2019	$1.79	$2.08	624
2018	2.07	1.79	1,520
2017	1.90	2.07	2,508
Virtus Seix High Income Fund A Class – 06-801
Band 125
2019	$1.33	$1.47	57,117
2018	1.40	1.33	35,855
2017	1.32	1.40	221,037

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Seix Total Return Bond Fund A Class – 06-811
Band 125
2019	$1.10	$1.16	56,468
2018	1.12	1.10	45,710
2017	1.11	1.12	49,470
Wells Fargo Special Mid Cap Value Fund R6 Class – 06-3J6
Band 125
2019	$0.84	$1.13	603,588
Wells Fargo Special Small Cap Value Fund R6 Class – 06-3JF
Band 125
2019	$0.80	$1.01	433,098
Western Asset Core Plus Bond Fund FI Class – 06-713
Band 125
2019	$1.08	$1.20	478,056
2018	1.12	1.08	1,751,570
2017	1.06	1.12	2,388,350
2016	1.03	1.06	906,259
2015	1.03	1.03	782,781
2014	0.97	1.03	202,804
Western Asset Core Plus Bond Fund IS Class – 06-GFJ
Band 125
2019	$0.99	$1.09	1,573,500
2018	1.01	0.99	1,104,146
2017	1.00 (06/22/17)	1.01	9,507
Western Asset Core Plus Bond Fund R Class – 06-718
Band 125
2019	$1.06	$1.17	100,714
2018	1.10	1.06	109,393
2017	1.05	1.10	119,114
2016	1.02	1.05	111,578
2015	1.02	1.02	153,274
2014	0.97	1.02	526
2013	1.00	0.97	208
William Blair Small-Mid Cap Growth Fund I Class – 06-3TP
Band 125
2019	$1.00 (02/21/19)	$1.12	147,044

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

As a result of the COVID-19 pandemic, economic uncertainties exist which may negatively impact AUL's net income and surplus. The extent to which the COVID-19 pandemic will impact AUL, including its net income, surplus and capital and liquidity positions, will depend on future developments, including, but not limited to, the duration of the pandemic and actions taken by governmental authorities and third parties, which are highly uncertain and cannot be estimated.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors U.S. LLC – New York; American Beacon Advisors Inc.; American Century Investment Management, Inc.; AMG Funds LLC; Amundi Pioneer Asset Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; BAMCO Inc.; BlackRock Advisors LLC; BlackRock Institutional Trust Company NA; BMO Asset Management Corp.; Calvert Research and Management; Capital Research and Management Company; Cohen & Steers Capital Management, Inc.; Columbia Mgmt Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Delaware Management Company; Dimensional Fund Advisors LP; Dreyfus Corporation; DWS Investment Management Americas Inc.; Federated Equity Mgmt Co. Of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCo, LLC; First Eagle Investment Management, LLC; FMR Co., Inc. (FMRC); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Templeton Institutional, LLC; Fred Alger Management Inc.; Frost Investment Advisors, LLC; Goldman Sachs Asset Management, L.P.; Guidestone Capital Management; Hartford Funds Management Company, LLC; Henssler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; J.P. Morgan Investment Management, Inc.; Janus Capital Management LLC; John Hancock Advisers, LLC;

Knights of Columbus Asset Advisors LLC; Legg Mason Partners Fund Advisor, LLC; Loomis Sayles & Company LP; Lord, Abbett & Co LLC; Manning & Napier Advisors, LLC; Massachusetts Financial Services Company; Neuberger Berman Investment Advisers LLC; Northern Trust Investments Inc.; Nuveen Fund Advisors, LLC; Oak Ridge Investments, LLC; Pacific Investment Management Co LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC; PGIM Investments LLC; PNC Capital Advisors LLC; Principal Global Investors, LLC; Putnam Investment Management, LLC; Russell Investment Management, LLC; Schroder Investment Mgnt NA Inc.; Schwartz Investment Counsel Inc.; SSGA Funds Management Inc.; T. Rowe Price Associates, Inc.; Teachers Advisors LLC; Templeton Global Advisors Limited; Thornburg Investment Management Inc.; Timothy Partners Ltd.; Touchstone Advisors Inc.; Vanguard Group Inc.; Victory Capital Management Inc.; Virtus Fund Advisers, LLC; Virtus Investment Advisers, Inc.; Wellington Management Company LLP; Wells Fargo Funds Management LLC; William Blair Investment Management, LLC; under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-148	AB Core Opportunities Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-144	AB Discovery Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKC	AB Discovery Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-149	AB Discovery Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKF	AB Discovery Value Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-3GC	AB Global Bond Fund	Z	Taxable Bond Fund	AllianceBerstein LP
06-005	AB High Income Fund	Advisor	Taxable Bond Fund	AllianceBerstein LP
06-006	AB High Income Fund	R	Taxable Bond Fund	AllianceBerstein LP
06-153	AB International Value Fund	R	International Equity Fund	AllianceBerstein LP
06-3YR	AB Large Cap Growth Fund	Advisor	U.S. Equity Fund	AllianceBerstein LP
06-3FY	AB Large Cap Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-146	AB Small Cap Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKG	AB Small Cap Growth Portfolio	Z	U.S. Equity Fund	AllianceBerstein LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-147	AB Sustainable International Thematic Fund	R	International Equity Fund	AllianceBerstein LP
06-151	AB Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-505	Alger Balanced Portfolio	I-2	Allocation Fund	Fred Alger Management, LLC
06-CPH	Alger Capital Appreciation Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-194	Alger Capital Appreciation Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-196	Alger Capital Appreciation Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-3GX	Alger Capital Appreciation Institutional Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-510	Alger Capital Appreciation Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-500	Alger Large Cap Growth Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-3GY	Alger Small Cap Focus Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-3MP	Alger Small Cap Focus Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-197	Alger Small Cap Growth Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-198	Alger Small Cap Growth Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-34T	AllianzGI Multi Asset Income Fund	R6	Allocation Fund	Allianz
06-688	AllianzGI Multi-Asset Income Fund	A*	Allocation Fund	Allianz
06-649	AllianzGI Multi-Asset Income Fund	Administrative	Allocation Fund	Allianz
06-202	AllianzGI NFJ Dividend Value Fund	Administrative	U.S. Equity Fund	Allianz
06-203	AllianzGI NFJ Dividend Value Fund	R	U.S. Equity Fund	Allianz
06-765	AllianzGI NFJ Mid-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-695	AllianzGI NFJ Mid-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-231	AllianzGI NFJ Small-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-700	AllianzGI NFJ Small-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-CPJ	AllianzGI NFJ Small-Cap Value Fund	R6	U.S. Equity Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-652	AllianzGI Retirement 2020 Fund	A*	Allocation Fund	Allianz
06-638	AllianzGI Retirement 2020 Fund	Administrative	Allocation Fund	Allianz
06-34G	AllianzGI Retirement 2020 Fund	R6	Allocation Fund	Allianz
06-679	AllianzGI Retirement 2025 Fund	A*	Allocation Fund	Allianz
06-639	AllianzGI Retirement 2025 Fund	Administrative	Allocation Fund	Allianz
06-34H	AllianzGI Retirement 2025 Fund	R6	Allocation Fund	Allianz
06-681	AllianzGI Retirement 2030 Fund	A*	Allocation Fund	Allianz
06-641	AllianzGI Retirement 2030 Fund	Administrative	Allocation Fund	Allianz
06-34J	AllianzGI Retirement 2030 Fund	R6	Allocation Fund	Allianz
06-682	AllianzGI Retirement 2035 Fund	A*	Allocation Fund	Allianz
06-642	AllianzGI Retirement 2035 Fund	Administrative	Allocation Fund	Allianz
06-34K	AllianzGI Retirement 2035 Fund	R6	Allocation Fund	Allianz
06-683	AllianzGI Retirement 2040 Fund	A*	Allocation Fund	Allianz
06-643	AllianzGI Retirement 2040 Fund	Administrative	Allocation Fund	Allianz
06-34M	AllianzGI Retirement 2040 Fund	R6	Allocation Fund	Allianz
06-684	AllianzGI Retirement 2045 Fund	A*	Allocation Fund	Allianz
06-644	AllianzGI Retirement 2045 Fund	Administrative	Allocation Fund	Allianz
06-34N	AllianzGI Retirement 2045 Fund	R6	Allocation Fund	Allianz
06-686	AllianzGI Retirement 2050 Fund	A*	Allocation Fund	Allianz
06-647	AllianzGI Retirement 2050 Fund	Administrative	Allocation Fund	Allianz
06-34P	AllianzGI Retirement 2050 Fund	R6	Allocation Fund	Allianz
06-687	AllianzGI Retirement 2055 Fund	A*	Allocation Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-648	AllianzGI Retirement 2055 Fund	Administrative	Allocation Fund	Allianz
06-34R	AllianzGI Retirement 2055 Fund	R6	Allocation Fund	Allianz
06-3YT	AllianzGI Small-Cap Fund	R6	U.S. Equity Fund	Allianz
06-3WX	AllianzGI Structured Return Fund	A*	Alternative	Allianz
06-3WV	AllianzGI Structured Return Fund	R6	Alternative	Allianz
06-33X	American Beacon International Equity Fund	Investor	International Equity Fund	American Beacon Advisors, Inc.
06-33Y	American Beacon International Equity Fund	R6	International Equity Fund	American Beacon Advisors, Inc.
06-46F	American Beacon Large Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-46G	American Beacon Mid-Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34F	American Beacon Small Cap Value Fund	Investor	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34C	American Beacon Small Cap Value Fund	R6	U.S. Equity Fund	American Beacon Advisors, Inc.
06-697	American Century Disciplined Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-694	American Century Disciplined Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-722	American Century Diversified Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-721	American Century Diversified Bond Fund	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-204	American Century Emerging Markets Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-206	American Century Emerging Markets Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-CPK	American Century Emerging Markets Fund	R6	International Equity Fund	American Century Investment Management, Inc.
06-175	American Century Equity Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-048	American Century Equity Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-285	American Century Equity Income Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-475	American Century Equity Income Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CPM	American Century Equity Income Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-435	American Century Ginnie Mae	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-445	American Century Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPN	American Century Growth Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-290	American Century Heritage Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-046	American Century Heritage Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPP	American Century Heritage Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-460	American Century Income & Growth	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-185	American Century Inflation-Adjusted Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-3KW	American Century Inflation-Adjusted Bond Fund	R6	Taxable Bond Fund	American Century Investment Management, Inc.
06-421	American Century International Bond	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-422	American Century International Bond	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-CKN	American Century International Core Equity Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-CKP	American Century International Core Equity Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-325	American Century International Growth	A*	International Equity Fund	American Century Investment Management, Inc.
06-420	American Century International Growth	Investor	International Equity Fund	American Century Investment Management, Inc.
06-3VH	American Century International Opportunities Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-3VG	American Century International Opportunities Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-355	American Century Large Company Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-395	American Century Mid Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-396	American Century Mid Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CRJ	American Century Mid Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-402	American Century One Choice 2020 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-412	American Century One Choice 2020 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPR	American Century One Choice 2020 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-403	American Century One Choice 2025 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-413	American Century One Choice 2025 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPT	American Century One Choice 2025 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-404	American Century One Choice 2030 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-414	American Century One Choice 2030 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPV	American Century One Choice 2030 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-406	American Century One Choice 2035 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-416	American Century One Choice 2035 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPW	American Century One Choice 2035 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-407	American Century One Choice 2040 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-417	American Century One Choice 2040 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPX	American Century One Choice 2040 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-408	American Century One Choice 2045 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-418	American Century One Choice 2045 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPY	American Century One Choice 2045 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-409	American Century One Choice 2050 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-419	American Century One Choice 2050 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRC	American Century One Choice 2050 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-437	American Century One Choice 2055 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-436	American Century One Choice 2055 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRF	American Century One Choice 2055 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-CKR	American Century One Choice 2060 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-CKT	American Century One Choice 2060 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRG	American Century One Choice 2060 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-426	American Century One Choice In Retirement Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-427	American Century One Choice In Retirement Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRH	American Century One Choice In Retirement Portfolio	R6	International Equity Fund	American Century Investment Management, Inc.
06-380	American Century Real Estate Fund	A*	Sector Equity Fund	American Century Investment Management, Inc.
06-269	American Century Real Estate Fund	Investor	Sector Equity Fund	American Century Investment Management, Inc.
06-CRK	American Century Real Estate Fund	R6	Sector Equity Fund	American Century Investment Management, Inc.
06-240	American Century Select	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-440	American Century Select	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-200	American Century Small Cap Growth	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-390	American Century Small Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-470	American Century Small Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRM	American Century Small Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-385	American Century Small Company	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-400	American Century Strategic Allocation: Aggressive Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-480	American Century Strategic Allocation: Aggressive Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRN	American Century Strategic Allocation: Aggressive Fund	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-405	American Century Strategic Allocation: Conservative Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-485	American Century Strategic Allocation: Conservative Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRP	American Century Strategic Allocation: Conservative Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-415	American Century Strategic Allocation: Moderate Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-490	American Century Strategic Allocation: Moderate Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRR	American Century Strategic Allocation: Moderate Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-430	American Century Ultra Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-450	American Century Ultra Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRT	American Century Ultra Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-698	American Century Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-696	American Century Value	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-410	American Century VP Capital Appreciation Fund	I	U.S. Equity Fund	American Century Investment Management, Inc.
06-957	American Funds 2010 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-958	American Funds 2010 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRV	American Funds 2010 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-959	American Funds 2015 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-969	American Funds 2015 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRW	American Funds 2015 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-971	American Funds 2020 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-972	American Funds 2020 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRX	American Funds 2020 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-973	American Funds 2025 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-974	American Funds 2025 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRY	American Funds 2025 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-976	American Funds 2030 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-977	American Funds 2030 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTC	American Funds 2030 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-978	American Funds 2035 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-979	American Funds 2035 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTF	American Funds 2035 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-981	American Funds 2040 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-982	American Funds 2040 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTG	American Funds 2040 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-983	American Funds 2045 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-984	American Funds 2045 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTH	American Funds 2045 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-996	American Funds 2050 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-997	American Funds 2050 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTJ	American Funds 2050 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-998	American Funds 2055 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-999	American Funds 2055 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTK	American Funds 2055 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-CGC	American Funds 2060 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-CGF	American Funds 2060 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CTM	American Funds 2060 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-182	American Funds AMCAP Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-207	American Funds AMCAP Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTN	American Funds AMCAP Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-447	American Funds American Balanced Fund	R3	Allocation Fund	Capital Research and Management Company
06-446	American Funds American Balanced Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTP	American Funds American Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-184	American Funds American High Income Trust	R3	Taxable Bond Fund	Capital Research and Management Company
06-208	American Funds American High Income Trust	R4	Taxable Bond Fund	Capital Research and Management Company
06-3MC	American Funds American High-Income Trust	R6	Taxable Bond Fund	Capital Research and Management Company
06-3MK	American Funds American Mutual Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-3M3	American Funds American Mutual Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MM	American Funds Capital Income Builder	R4	Allocation Fund	Capital Research and Management Company
06-3M6	American Funds Capital Income Builder	R6	Allocation Fund	Capital Research and Management Company
06-GFN	American Funds Capital World Bond Fund	R6	International Equity Fund	Capital Research and Management Company
06-183	American Funds Capital World Growth and Income Fund	R3	International Equity Fund	Capital Research and Management Company
06-211	American Funds Capital World Growth and Income Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTR	American Funds Capital World Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-181	American Funds EuroPacific Growth Fund	R3	International Equity Fund	Capital Research and Management Company
06-212	American Funds EuroPacific Growth Fund	R4	International Equity Fund	Capital Research and Management Company
06-296	American Funds EuroPacific Growth Fund	R5	International Equity Fund	Capital Research and Management Company
06-CTT	American Funds EuroPacific Growth Fund	R6	International Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-213	American Funds Fundamental Investors	R3	U.S. Equity Fund	Capital Research and Management Company
06-214	American Funds Fundamental Investors	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTV	American Funds Fundamental Investors	R6	U.S. Equity Fund	Capital Research and Management Company
06-3M9	American Funds Global Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-3G9	American Funds Inflation Linked Bond Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-186	American Funds Intermediate Bond Fund of America	R3	Taxable Bond Fund	Capital Research and Management Company
06-209	American Funds Intermediate Bond Fund of America	R4	Taxable Bond Fund	Capital Research and Management Company
06-GKH	American Funds Intermediate Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-3M4	American Funds International Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-3GH	American Funds Investment Company of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-502	American Funds New Perspective Fund	R3	International Equity Fund	Capital Research and Management Company
06-503	American Funds New Perspective Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTW	American Funds New Perspective Fund	R6	International Equity Fund	Capital Research and Management Company
06-691	American Funds New World Fund	R3	International Equity Fund	Capital Research and Management Company
06-689	American Funds New World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTX	American Funds New World Fund	R6	International Equity Fund	Capital Research and Management Company
06-333	American Funds SMALLCAP World Fund	R3	International Equity Fund	Capital Research and Management Company
06-332	American Funds SMALLCAP World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTY	American Funds SMALLCAP World Fund	R6	International Equity Fund	Capital Research and Management Company
06-39V	American Funds The Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-179	American Funds The Growth Fund of America	R3	U.S. Equity Fund	Capital Research and Management Company
06-216	American Funds The Growth Fund of America	R4	U.S. Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVC	American Funds The Growth Fund of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MN	American Funds The Income Fund of America	R4	Allocation Fund	Capital Research and Management Company
06-3M7	American Funds The Income Fund of America	R6	Allocation Fund	Capital Research and Management Company
06-3KY	American Funds The New Economy Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3TK	American Funds U.S. Government Securities Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-449	American Funds Washington Mutual Investors Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-448	American Funds Washington Mutual Investors Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CVF	American Funds Washington Mutual Investors Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-846	AMG Managers Cadence Mid Cap Fund	Investor	U.S. Equity Fund	AMG Funds, LLC
06-199	AMG Managers Cadence Mid Cap Fund	Service	U.S. Equity Fund	AMG Funds, LLC
06-FXW	AMG Renaissance Large Cap Growth Fund	N	U.S. Equity Fund	AMG Funds, LLC
06-AAA	AQR Emerging Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-BBB	AQR International Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-CCC	AQR Large Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-CCF	AQR Small Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-335	Ariel Appreciation Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-330	Ariel Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-CKV	Ariel International Fund	Investor	International Equity Fund	Ariel Investments, LLC
06-082	Ave Maria Growth Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-084	Ave Maria Rising Dividend Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-081	Ave Maria Value Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-085	Ave Maria World Equity Fund	No Load	International Equity Fund	Schwartz Investment Cousel, Inc.
06-47Y	Baron Asset	R6	U.S. Equity Fund	Baron Capital
06-3J9	Baron Emerging Markets Fund	R6	International Equity Fund	BAMCO, Inc.
06-46J	BlackRock Advg Small Cap Gr	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-529	BlackRock Advisor Small Cap Growth Equity Portfolio	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-587	BlackRock Equity Dividend Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRW	BlackRock Equity Dividend Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-528	BlackRock Global Allocation Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRX	BlackRock Global Allocation Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-527	BlackRock Global Allocation Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-CVH	BlackRock Global Dividend Portfolio	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-588	BlackRock GNMA Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-CGM	BlackRock Health Sciences Opportunities Portfolio	Institutional	Sector Equity Fund	Blackrock Advisors, LLC
06-CVJ	BlackRock Health Sciences Opportunities Portfolio	K	Sector Equity Fund	Blackrock Advisors, LLC
06-CGN	BlackRock Health Sciences Opportunities Portfolio	R	Sector Equity Fund	Blackrock Advisors, LLC
06-33K	BlackRock High Yield Bond Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHR	BlackRock High Yield Bond Portfolio	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHP	BlackRock High Yield Bond Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-3N3	BlackRock Inflation Protected Bond Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CVM	BlackRock LifePath Index 2025 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVN	BlackRock LifePath Index 2030 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVP	BlackRock LifePath Index 2035 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVR	BlackRock LifePath Index 2040 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVT	BlackRock LifePath Index 2045 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVV	BlackRock LifePath Index 2050 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVW	BlackRock LifePath Index 2055 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVX	BlackRock LifePath Index 2060 Fund	K	Allocation Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVY	BlackRock LifePath Index Retirement Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-GHG	BlackRock Mid-Cap Growth Equity Portfolio Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHH	BlackRock Mid-Cap Growth Equity Portfolio Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHJ	BlackRock Mid-Cap Growth Equity Portfolio Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRY	BlackRock Multi-Asset Income Fund	A*	Allocation Fund	Blackrock Advisors, LLC
06-FTF	BlackRock Multi-Asset Income Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-FTG	BlackRock Strategic Income Opportunities Portfolio	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-FTH	BlackRock Strategic Income Opportunities Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-093	BlackRock Total Return Fund	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-CWC	BlackRock Total Return Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-901	BlackRock Total Return Fund	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-FPG	BMO Aggressive Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNH	BMO Aggressive Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNT	BMO Aggressive Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPH	BMO Balanced Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNJ	BMO Balanced Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNV	BMO Balanced Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPJ	BMO Conservative Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNK	BMO Conservative Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNW	BMO Conservative Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPK	BMO Growth Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNM	BMO Growth Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNX	BMO Growth Allocation Fund	Y	Allocation Fund	BMO Funds
06-33F	BMO Large-Cap Growth Fund	R6	U.S. Equity Fund	BMO Funds
06-33H	BMO Large-Cap Growth Fund	Y	U.S. Equity Fund	BMO Funds
06-FRG	BMO Mid-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRF	BMO Mid-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTJ	BMO Mid-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-FPM	BMO Moderate Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNN	BMO Moderate Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNY	BMO Moderate Allocation Fund	Y	Allocation Fund	BMO Funds
06-FRH	BMO Small-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds
06-956	BMO Small-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTK	BMO Small-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-33G	BMO TCH Core Plus Bond Fund	I	Taxable Bond Fund	BMO Funds
06-33J	BMO TCH Core Plus Bond Fund	Y	Taxable Bond Fund	BMO Funds
06-47M	BNY Mellon Bond Market Index	I	Taxable Bond Fund	Dreyfus
06-CCY	BNY Mellon Natural Resources Fund	I	Sector Equity Fund	Dreyfus Corporation
06-39Y	BNY Mellon Natural Resources Fund	Y	Sector Equity Fund	Dreyfus Corporation
06-3WY	BNY Mellon Sustainable U.S. Equity Fund	Y	U.S. Equity Fund	Dreyfus
06-709	BrandywineGLOBAL – Global Opportunities Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-3G3	BrandywineGLOBAL – Global Opportunities Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-714	BrandywineGLOBAL – Global Opportunities Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-4FJ	Calvert Balanced	R6	U.S. Equity Fund	Calvert Research and Management
06-345	Calvert Equity Portfolio	A*	U.S. Equity Fund	Calvert Research and Management
06-340	Calvert Income Fund	A*	Taxable Bond Fund	Calvert Research and Management
06-4FN	Calvert Small Cap	R6	U.S. Equity Fund	Calvert Research and Management
06-516	Calvert Small Cap Fund	A*	U.S. Equity Fund	Calvert Research and Management
06-3FX	Calvert US Large Cap Core Responsible Index Fund	R6	U.S. Equity Fund	Calvert Research and Management
06-520	Calvert VP SRI Mid Cap Growth Portfolio	No Load	U.S. Equity Fund	Calvert Research and Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRN	Catholic Investor Core Bond Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRP	Catholic Investor International Equity Fund	Institutional	International Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRR	Catholic Investor Large Cap Growth Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRT	Catholic Investor Large Cap Value Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRV	Catholic Investor Small Cap Equity Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-711	ClearBridge Aggressive Growth Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-716	ClearBridge Aggressive Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-712	ClearBridge Appreciation Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3G6	ClearBridge Appreciation Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-717	ClearBridge Appreciation Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XJ	ClearBridge International Growth Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJR	ClearBridge International Value Fund	A*	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJT	ClearBridge International Value Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJV	ClearBridge Large Cap Growth Fund	A*	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJW	ClearBridge Large Cap Growth Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJX	ClearBridge Large Cap Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-47N	ClearBridge Mid Cap	I	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XF	ClearBridge Sustainability Leaders Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3KT	Cohen & Steers Real Estate Securities Fund, Inc.	Z	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-3KV	Cohen & Steers Realty Shares Fund	No Load	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-CWF	Columbia Acorn International Fund	Institutional 3	International Equity Fund	Columbia Management Investment Advisers, LLC
06-693	Columbia Acorn International Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-863	Columbia Acorn International Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-692	Columbia Acorn International Fund	Institutional	International Equity Fund	Columbia Management Investment Advisers, LLC
06-902	Columbia Contrarian Core Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-095	Columbia Contrarian Core Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-46K	Columbia Contrarian Core Inst3	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-4FK	Columbia Dividend Income	I3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-903	Columbia Dividend Income Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-096	Columbia Dividend Income Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-438	Columbia Emerging Markets Bond Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-444	Columbia Emerging Markets Bond Fund	Institutional	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-CWG	Columbia Emerging Markets Bond Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-334	Columbia Mid Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTM	Columbia Overseas Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTN	Columbia Overseas Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTP	Columbia Overseas Value Fund	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-914	Columbia Quality Income Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-947	Columbia Quality Income Fund	Advisor	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-FTT	Columbia Quality Income Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-904	Columbia Select Global Growth Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC
06-097	Columbia Select Global Growth Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-912	Columbia Select Large Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-099	Columbia Select Large Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-911	Columbia Select Mid Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-098	Columbia Select Mid Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-913	Columbia Select Small Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-946	Columbia Select Small Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-CNX	Columbia Select Small Cap Value Fund	Institutional	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-441	Columbia Seligman Communications and Information Fund	A*	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-869	Columbia Seligman Communications and Information Fund	Advisor	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-443	Columbia Seligman Communications and Information Fund	Institutional	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-FTR	Columbia Seligman Communications and Information Fund	Institutional 3	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-336	Columbia Small Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-551	CRM Mid Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-552	CRM Small Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-029	Crossmark Steward Global Equity Income Fund	A*	International Equity Fund	Crossmark Global Investments, Inc.
06-030	Crossmark Steward Large Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-031	Crossmark Steward Small-Mid Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-3YK	Delaware Emerging Markets Fund	R6	International Equity Fund	Delaware Management Company
06-3GP	Delaware Small Cap Core Fund	R6	U.S. Equity Fund	Delaware Management Company
06-3CN	Delaware Small Cap Value Fund	R6	U.S. Equity Fund	Delaware Management Company
06-GKJ	DFA Commodity Strategy Portfolio	Institutional	Commodities	Dimensional Fund Advisors, LP
06-3F9	DFA Emerging Markets Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWJ	DFA Emerging Markets Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CV	DFA Emerging Markets Sustainability Core 1 Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-988	DFA Emerging Markets Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3C4	DFA Five-Year Global Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWK	DFA Global Allocation 25/75 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-989	DFA Global Allocation 25/75 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWM	DFA Global Allocation 60/40 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-991	DFA Global Allocation 60/40 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWN	DFA Global Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-992	DFA Global Equity Portfolio	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3CW	DFA Global Real Estate Securities Portfolio	NA	Sector Equity Fund	Dimensional Fund Advisors, LP
06-GKK	DFA Inflation-Protected Securities Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-4FV	DFA Interm Gov Fixed Inc	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWP	DFA International Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWR	DFA International Small Company Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-3C7	DFA International Sustainability Core 1 Portfolio	NA	International Equity Fund	Dimensional Fund Advisors, LP
06-993	DFA International Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-CWT	DFA Investment Grade Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWV	DFA Real Estate Securities Portfolio	Institutional	Sector Equity Fund	Dimensional Fund Advisors, LP
06-CWW	DFA U.S. Large Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C3	DFA U.S. Large Cap Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWX	DFA U.S. Large Company Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3YM	DFA U.S. Micro Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWY	DFA U.S. Small Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-GFK	DFA U.S. Small Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C6	DFA U.S. Sustainability Core 1 Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXC	DFA U.S. Targeted Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-994	DFA U.S. Targeted Value Portfolio	R2	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CXF	DFA World Ex U.S. Government Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-3PJ	Dimensional 2005 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PK	Dimensional 2010 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PM	Dimensional 2015 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PN	Dimensional 2020 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PP	Dimensional 2025 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PR	Dimensional 2030 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PT	Dimensional 2035 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PV	Dimensional 2040 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PW	Dimensional 2045 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PX	Dimensional 2050 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PY	Dimensional 2055 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R3	Dimensional 2060 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R4	Dimensional Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-FNF	DWS CROCI U.S. Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-FNG	DWS CROCI U.S. Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VN	DWS Emerging Markets Equity Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VJ	DWS Emerging Markets Equity Fund	R6	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VP	DWS Emerging Markets Equity Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-916	DWS Enhanced Commodity Strategy Fund	A*	Commodities	DWS Inv Mgmt Americas, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-608	DWS Enhanced Commodity Strategy Fund	S	Commodities	DWS Inv Mgmt Americas, Inc.
06-FPY	DWS GNMA Fund	A*	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-FRC	DWS GNMA Fund	S	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-622	DWS Mid Cap Value Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-632	DWS Mid Cap Value Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-917	DWS RREEF Global Infrastructure Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-614	DWS RREEF Global Infrastructure Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-621	DWS RREEF Real Assets Fund	A*	Alternative	DWS Inv Mgmt Americas, Inc.
06-631	DWS RREEF Real Assets Fund	S	Alternative	DWS Inv Mgmt Americas, Inc.
06-613	DWS RREEF Real Estate Securities Fund	A*	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-CWH	DWS RREEF Real Estate Securities Fund	R6	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-617	DWS RREEF Real Estate Securities Fund	S	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGK	DWS Small Cap Core Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGM	DWS Small Cap Core Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-788	Federated High Yield Trust	Institutional	Taxable Bond Fund	Federated Investment Management Company
06-GKM	Federated High Yield Trust	R6	Taxable Bond Fund	Federated Investment Management Company
06-918	Federated High Yield Trust	Service	Taxable Bond Fund	Federated Investment Management Company
06-3GV	Federated Institutional High Yield Bond Fund	R6	Taxable Bond Fund	Federated Investment Management Company
06-CHH	Federated International Equity Fund	A*	International Equity Fund	Federated Investment Management Company
06-CHJ	Federated International Equity Fund	IS	International Equity Fund	Federated Investment Management Company
06-065	Federated International Leaders Fund	A*	International Equity Fund	Federated Global Investment Management Corp.
06-049	Federated International Leaders Fund	Institutional	International Equity Fund	Federated Global Investment Management Corp.
06-GKN	Federated International Leaders Fund	R6	International Equity Fund	Federated Global Investment Management Corp.
06-066	Federated Kaufmann Large Cap Fund	A*	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-050	Federated Kaufmann Large Cap Fund	Institutional	U.S. Equity Fund	Federated Equity Mgmt Company of Penn

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXG	Federated Kaufmann Large Cap Fund	R6	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-067	Federated MDT All Cap Core Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-051	Federated MDT All Cap Core Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3MG	Federated MDT Small Cap Core Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-FTW	Federated MDT Small Cap Growth Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-FTV	Federated MDT Small Cap Growth Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-FTX	Federated MDT Small Cap Growth Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-4FR	Federated MDT SmallCap Core	A*	U.S. Equity Fund	Federated MDTA LLC
06-4FT	Federated MDT SmallCap Core	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3HR	Fidelity 500 Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4G3	Fidelity Adv Industrials	Z	Alternative	Fidelity Management & Research Company
06-4G4	Fidelity Adv Intl RealEstate	Z	Alternative	Fidelity Management & Research Company
06-FTY	Fidelity Advisor Balanced Fund	I	Allocation Fund	Fidelity Management & Research Company
06-FVC	Fidelity Advisor Balanced Fund	M	Allocation Fund	Fidelity Management & Research Company
06-FVF	Fidelity Advisor Balanced Fund	Z	Allocation Fund	Fidelity Management & Research Company
06-280	Fidelity Advisor Diversified International Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVG	Fidelity Advisor Diversified International Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-028	Fidelity Advisor Diversified Stock Fund	Institutional	U.S. Equity Fund	Fidelity Management & Research Company
06-045	Fidelity Advisor Diversified Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVH	Fidelity Advisor Diversified Stock Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-255	Fidelity Advisor Dividend Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-34W	Fidelity Advisor Energy Fund	I	Sector Equity Fund	Fidelity Management & Research Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-34X	Fidelity Advisor Energy Fund	M	Sector Equity Fund	Fidelity Management & Research Company
06-120	Fidelity Advisor Equity Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-260	Fidelity Advisor Equity Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-GHK	Fidelity Advisor Freedom 2005 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCH	Fidelity Advisor Freedom 2010 Fund	I	Allocation Fund	FMR Co., Inc.
06-195	Fidelity Advisor Freedom 2010 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHM	Fidelity Advisor Freedom 2010 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCJ	Fidelity Advisor Freedom 2015 Fund	I	Allocation Fund	FMR Co., Inc.
06-101	Fidelity Advisor Freedom 2015 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHN	Fidelity Advisor Freedom 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCK	Fidelity Advisor Freedom 2020 Fund	I	Allocation Fund	FMR Co., Inc.
06-102	Fidelity Advisor Freedom 2020 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHP	Fidelity Advisor Freedom 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCM	Fidelity Advisor Freedom 2025 Fund	I	Allocation Fund	FMR Co., Inc.
06-103	Fidelity Advisor Freedom 2025 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHR	Fidelity Advisor Freedom 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCN	Fidelity Advisor Freedom 2030 Fund	I	Allocation Fund	FMR Co., Inc.
06-106	Fidelity Advisor Freedom 2030 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHT	Fidelity Advisor Freedom 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCP	Fidelity Advisor Freedom 2035 Fund	I	Allocation Fund	FMR Co., Inc.
06-107	Fidelity Advisor Freedom 2035 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHV	Fidelity Advisor Freedom 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CCR	Fidelity Advisor Freedom 2040 Fund	I	Allocation Fund	FMR Co., Inc.
06-108	Fidelity Advisor Freedom 2040 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHW	Fidelity Advisor Freedom 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCT	Fidelity Advisor Freedom 2045 Fund	I	Allocation Fund	FMR Co., Inc.
06-284	Fidelity Advisor Freedom 2045 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHX	Fidelity Advisor Freedom 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCV	Fidelity Advisor Freedom 2050 Fund	I	Allocation Fund	FMR Co., Inc.
06-286	Fidelity Advisor Freedom 2050 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHY	Fidelity Advisor Freedom 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCW	Fidelity Advisor Freedom 2055 Fund	I	Allocation Fund	FMR Co., Inc.
06-394	Fidelity Advisor Freedom 2055 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJC	Fidelity Advisor Freedom 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCX	Fidelity Advisor Freedom 2060 Fund	I	Allocation Fund	FMR Co., Inc.
06-CHG	Fidelity Advisor Freedom 2060 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJF	Fidelity Advisor Freedom 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCG	Fidelity Advisor Freedom Income Fund	I	Allocation Fund	FMR Co., Inc.
06-111	Fidelity Advisor Freedom Income Fund	M	Allocation Fund	FMR Co., Inc.
06-GJG	Fidelity Advisor Freedom Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-46H	Fidelity Advisor Freedom® Blend 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43N	Fidelity Advisor Freedom® Blend 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43P	Fidelity Advisor Freedom® Blend 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43R	Fidelity Advisor Freedom® Blend 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-43T	Fidelity Advisor Freedom® Blend 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43V	Fidelity Advisor Freedom® Blend 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43W	Fidelity Advisor Freedom® Blend 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43X	Fidelity Advisor Freedom® Blend 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43Y	Fidelity Advisor Freedom® Blend 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44C	Fidelity Advisor Freedom® Blend 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44F	Fidelity Advisor Freedom® Blend Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-265	Fidelity Advisor Growth & Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-125	Fidelity Advisor Growth Opportunities Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-155	Fidelity Advisor International Capital Appreciation Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVJ	Fidelity Advisor International Capital Appreciation Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-232	Fidelity Advisor Leveraged Company Stock Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-233	Fidelity Advisor Leveraged Company Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3HN	Fidelity Advisor Mid Cap Value Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-295	Fidelity Advisor New Insights Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-166	Fidelity Advisor New Insights Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVK	Fidelity Advisor New Insights Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-165	Fidelity Advisor Overseas Fund	M	International Equity Fund	Fidelity Management & Research Company
06-392	Fidelity Advisor Real Estate Fund	A*	Sector Equity Fund	Fidelity SelectCo, LLC
06-047	Fidelity Advisor Real Estate Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC
06-391	Fidelity Advisor Real Estate Fund	M	Sector Equity Fund	Fidelity SelectCo, LLC
06-GKP	Fidelity Advisor Real Estate Income Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-393	Fidelity Advisor Small Cap Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-275	Fidelity Advisor Small Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-841	Fidelity Advisor Stock Selector All Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-270	Fidelity Advisor Stock Selector Mid Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-026	Fidelity Advisor Strategic Dividend & Income Fund	I	Allocation Fund	Fidelity Management & Research Company
06-043	Fidelity Advisor Strategic Dividend & Income Fund	M	Allocation Fund	Fidelity Management & Research Company
06-110	Fidelity Advisor Strategic Income Fund	A*	Taxable Bond Fund	Fidelity Management & Research Company
06-027	Fidelity Advisor Total Bond Fund	I	Taxable Bond Fund	Fidelity Management & Research Company
06-044	Fidelity Advisor Total Bond Fund	M	Taxable Bond Fund	Fidelity Management & Research Company
06-FVM	Fidelity Advisor Total Bond Fund	Z	Taxable Bond Fund	Fidelity Management & Research Company
06-322	Fidelity Advisor Value Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-323	Fidelity Advisor Value Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3WN	Fidelity Emerging Markets Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3WJ	Fidelity Extended Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4C3	Fidelity Freedom® Index 2005 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-49Y	Fidelity Freedom® Index 2010 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C4	Fidelity Freedom® Index 2015 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C6	Fidelity Freedom® Index 2020 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C7	Fidelity Freedom® Index 2025 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C9	Fidelity Freedom® Index 2030 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CC	Fidelity Freedom® Index 2035 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CF	Fidelity Freedom® Index 2040 Fund	Investor	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4CG	Fidelity Freedom® Index 2045 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CH	Fidelity Freedom® Index 2050 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CJ	Fidelity Freedom® Index 2055 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CK	Fidelity Freedom® Index 2060 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4F3	Fidelity Freedom® Index 2065 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4F4	Fidelity Freedom® Index Income Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-3WK	Fidelity Inflation-Protected Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3HX	Fidelity International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3HW	Fidelity Mid Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WP	Fidelity Real Estate Index Fund	N/A	Sector Equity Fund	Fidelity Management & Research Company
06-3HV	Fidelity Small Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WH	Fidelity Total International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3MR	Fidelity Total Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3HT	Fidelity U.S. Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3X3	Fidelity US Sustainability Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-230	Fidelity VIP Asset Manager Portfolio	Initial	Allocation Fund	Fidelity Management & Research Company
06-245	Fidelity VIP Contrafund Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-205	Fidelity VIP Equity-Income Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-210	Fidelity VIP Growth Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-215	Fidelity VIP High Income Portfolio	Initial	Taxable Bond Fund	Fidelity Management & Research Company
06-220	Fidelity VIP Overseas Portfolio	Initial	International Equity Fund	Fidelity Management & Research Company
06-3VC	First Eagle Global Fund	R6	Allocation Fund	First Eagle Investment Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VF	First Eagle Overseas Fund	R6	International Equity Fund	First Eagle Investment Management, LLC
06-3RY	Franklin DynaTech Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T3	Franklin Equity Income Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-819	Franklin Growth Fund	A*	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMX	Franklin Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-818	Franklin Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-CNW	Franklin Growth Opportunities Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMW	Franklin Growth Opportunities Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-FXP	Franklin Growth Series	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-719	Franklin Income Fund	Advisor	Allocation Fund	Franklin Advisers, Inc.
06-724	Franklin Income Fund	R	Allocation Fund	Franklin Advisers, Inc.
06-GKR	Franklin Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-3T4	Franklin International Growth Fund	R6	International Equity Fund	Franklin Templeton Institutional LLC
06-3TN	Franklin Managed Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-726	Franklin Mutual Global Discovery Fund	R	International Equity Fund	Franklin Mutual Advisers, LLC
06-FXR	Franklin Mutual Global Discovery Fund	R6	International Equity Fund	Franklin Mutual Advisers, LLC
06-723	Franklin Mutual Global Discovery Fund	Z	International Equity Fund	Franklin Mutual Advisers, LLC
06-3T6	Franklin Mutual Quest Fund	R6	Allocation Fund	Franklin Mutual Advisers, LLC
06-3T7	Franklin Rising Dividends Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T9	Franklin Small Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-247	Franklin Small Cap Value Fund	A*	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CMY	Franklin Small Cap Value Fund	Advisor	U.S. Equity Fund	Franklin Advisory Services, LLC
06-248	Franklin Small Cap Value Fund	R	U.S. Equity Fund	Franklin Advisory Services, LLC
06-GKT	Franklin Small Cap Value Fund	R6	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CNC	Franklin Small-Mid Cap Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-890	Franklin Small-Mid Cap Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-3TC	Franklin Small-Mid Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-821	Franklin Strategic Income Fund	A*	Taxable Bond Fund	Franklin Advisers, Inc.
06-CNF	Franklin Strategic Income Fund	Advisor	Taxable Bond Fund	Franklin Advisers, Inc.
06-915	Franklin Strategic Income Fund	R	Taxable Bond Fund	Franklin Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXH	Franklin Strategic Income Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-3RV	Franklin U.S. Government Securities Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-FPC	Franklin Utilities Fund	Advisor	Sector Equity Fund	Franklin Advisers, Inc.
06-FPN	Franklin Utilities Fund	R	Sector Equity Fund	Franklin Advisers, Inc.
06-FNP	Franklin Utilities Fund	R6	Sector Equity Fund	Franklin Advisers, Inc.
06-GKV	Frost Credit Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKW	Frost Growth Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-GKX	Frost Total Return Bond Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKY	Frost Value Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-3GG	Goldman Sachs Emerging Markets Equity Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXJ	Goldman Sachs Financial Square Government Fund	R6	Money Market	Goldman Sachs Asset Management, LP
06-CGJ	Goldman Sachs Financial Square Government Fund	Resource	Money Market	Goldman Sachs Asset Management, LP
06-CGH	Goldman Sachs Financial Square Government Fund	Admin	Money Market	Goldman Sachs Asset Management, LP
06-727	Goldman Sachs Growth Opportunities Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXK	Goldman Sachs Growth Opportunities Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-729	Goldman Sachs Growth Opportunities Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-249	Goldman Sachs Growth Strategy Portfolio	Institutional	Allocation Fund	Goldman Sachs Asset Management, LP
06-251	Goldman Sachs Growth Strategy Portfolio	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-367	Goldman Sachs International Equity Insights Fund	Institutional	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXM	Goldman Sachs International Equity Insights Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-368	Goldman Sachs International Equity Insights Fund	Service	International Equity Fund	Goldman Sachs Asset Management, LP
06-CKX	Goldman Sachs Large Cap Growth Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXN	Goldman Sachs Large Cap Growth Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CKY	Goldman Sachs Large Cap Growth Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-052	Goldman Sachs Large Cap Value Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXP	Goldman Sachs Large Cap Value Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-068	Goldman Sachs Large Cap Value Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-252	Goldman Sachs Mid Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXR	Goldman Sachs Mid Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-253	Goldman Sachs Mid Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-728	Goldman Sachs Satellite Strategies Fund	Investor	Allocation Fund	Goldman Sachs Asset Management, LP
06-842	Goldman Sachs Satellite Strategies Fund	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-254	Goldman Sachs Small Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXT	Goldman Sachs Small Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-256	Goldman Sachs Small Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-46M	Goldman Sachs Small Cap Eq Insts	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-257	Goldman Sachs Technology Opportunities Fund	Institutional	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-258	Goldman Sachs Technology Opportunities Fund	Service	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-053	Goldman Sachs U.S. Equity Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-FXT	Goldman Sachs U.S. Equity Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-069	Goldman Sachs U.S. Equity Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-3MT	GuideStone Funds Aggressive Allocation Fund	Investor	International Equity Fund	Guidestone Capital Management
06-3MV	GuideStone Funds Balanced Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MW	GuideStone Funds Conservative Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MX	GuideStone Funds Defensive Market Strategies Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3YV	GuideStone Funds Emerging Markets Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-3YW	GuideStone Funds Equity Index Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3YX	GuideStone Funds Extended-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-3YY	GuideStone Funds Global Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43C	GuideStone Funds Global Real Estate Securities Fund	Advisor	Alternative	Guidestone Capital Management
06-3MY	GuideStone Funds Growth Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-43F	GuideStone Funds Growth Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43G	GuideStone Funds International Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-43H	GuideStone Funds Medium-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43J	GuideStone Funds Small Cap Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43M	GuideStone Funds Value Equity Fund	Institutional	U.S. Equity Fund	Guidestone Capital Management
06-49R	Harbor Capital Apprec Ret	Retirement	U.S. Equity Fund	Harbor
06-49T	Harbor MidCap Value Ret	Retirement	U.S. Equity Fund	Harbor
06-3YJ	Hartford Core Equity Fund	R6	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-3XH	Hartford Environmental Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company, LLC
06-3NW	Hartford Schroders International Multi-Cap Value Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3NX	Hartford Schroders International Stock Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3CT	Hartford Schroders US Small/Mid-Cap Opportunities Fund	R4	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-023	Invesco American Franchise Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-070	Invesco American Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-054	Invesco American Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-771	Invesco Comstock Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-772	Invesco Comstock Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-3G7	Invesco Core Plus Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-3W4	Invesco Corporate Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-816	Invesco Diversified Dividend Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-817	Invesco Diversified Dividend Fund	Investor	U.S. Equity Fund	Invesco Advisers Inc.
06-CXV	Invesco Diversified Dividend Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-835	Invesco Energy Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-810	Invesco Energy Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-46C	Invesco Equally-Weighted S&P 500 Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-071	Invesco Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FXV	Invesco Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-055	Invesco Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-845	Invesco Global Health Care Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-815	Invesco Global Health Care Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-465	Invesco Global Low Volatility Equity Yield Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-229	Invesco Global Low Volatility Equity Yield Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-193	Invesco International Growth Fund	R	International Equity Fund	Invesco Advisers Inc.
06-192	Invesco International Growth Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-CXW	Invesco International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-4FY	Invesco Intl Small Company	R6	International Equity Fund	Invesco Advisers Inc.
06-315	Invesco Mid Cap Core Equity Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-495	Invesco Mid Cap Core Equity Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-024	Invesco Mid Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-493	Invesco Mid Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-494	Invesco Mid Cap Growth Fund	R5	U.S. Equity Fund	Invesco Advisers Inc.
06-924	Invesco Oppenheimer Active Allocation Fund	A*	Allocation Fund	Invesco Advisers Inc.
06-893	Invesco Oppenheimer Active Allocation Fund	Y	Allocation Fund	Invesco Advisers Inc.
06-466	Invesco Oppenheimer Developing Markets Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-DDD	Invesco Oppenheimer Developing Markets Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-571	Invesco Oppenheimer Developing Markets Fund	Y	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F3	Invesco Oppenheimer Discovery Mid Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-763	Invesco Oppenheimer Global Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYV	Invesco Oppenheimer Global Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-752	Invesco Oppenheimer Global Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-556	Invesco Oppenheimer Global Opportunities Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYW	Invesco Oppenheimer Global Opportunities Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-843	Invesco Oppenheimer Global Opportunities Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-288	Invesco Oppenheimer Global Strategic Income Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-751	Invesco Oppenheimer Global Strategic Income Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-463	Invesco Oppenheimer Gold & Special Minerals Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-34Y	Invesco Oppenheimer Gold & Special Minerals Fund	R6	Sector Equity Fund	Invesco Advisers Inc.
06-753	Invesco Oppenheimer Gold & Special Minerals Fund	Y	Sector Equity Fund	Invesco Advisers Inc.
06-297	Invesco Oppenheimer International Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FYX	Invesco Oppenheimer International Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-754	Invesco Oppenheimer International Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-319	Invesco Oppenheimer International Growth Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FNC	Invesco Oppenheimer International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-756	Invesco Oppenheimer International Growth Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-764	Invesco Oppenheimer International Small-Mid Company Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FCC	Invesco Oppenheimer International Small-Mid Company Fund	R6	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-757	Invesco Oppenheimer International Small-Mid Company Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-766	Invesco Oppenheimer Main Street All Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-758	Invesco Oppenheimer Main Street All Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-262	Invesco Oppenheimer Main Street Mid Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-759	Invesco Oppenheimer Main Street Mid Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-767	Invesco Oppenheimer Mid Cap Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-FYY	Invesco Oppenheimer Mid Cap Value Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-761	Invesco Oppenheimer Mid Cap Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-078	Invesco Oppenheimer Senior Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-GCC	Invesco Oppenheimer Senior Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-062	Invesco Oppenheimer Senior Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-926	Invesco Oppenheimer Total Return Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-894	Invesco Oppenheimer Total Return Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-317	Invesco Oppenheimer Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-762	Invesco Oppenheimer Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-320	Invesco Small Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-595	Invesco Small Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-CXX	Invesco Small Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-855	Invesco Technology Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-805	Invesco Technology Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-814	Invesco Value Opportunities Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-813	Invesco Value Opportunities Fund	R	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VK	iShares MSCI EAFE International Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-46N	iShares MSCI Total Intl Idx	K	International Equity Fund	Blackrock Advisors LLC
06-46P	iShares Russell 1000LgCp Idx	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3GR	iShares Russell 2000 Small-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3GM	iShares Russell Mid-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3G4	iShares S&P 500 Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3XR	iShares Total U.S. Stock Market Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3VM	iShares U.S. Aggregate Bond Index Fund	K	Taxable Bond Fund	Blackrock Advisors LLC
06-007	Ivy Asset Strategy Fund	R	Allocation Fund	Ivy Investment Management Co.
06-008	Ivy Asset Strategy Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-CXY	Ivy Balanced Fund	N	Allocation Fund	Ivy Investment Management Co.
06-009	Ivy Balanced Fund	R	Allocation Fund	Ivy Investment Management Co.
06-010	Ivy Balanced Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-3XY	Ivy Emerging Markets Equity Fund	N	International Equity Fund	Ivy Investment Management Co.
06-CGP	Ivy Energy Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGR	Ivy Energy Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-GMF	Ivy High Income Fund	N	Taxable Bond Fund	Ivy Investment Management Co.
06-011	Ivy High Income Fund	R	Taxable Bond Fund	Ivy Investment Management Co.
06-012	Ivy High Income Fund	Y	Taxable Bond Fund	Ivy Investment Management Co.
06-3VY	Ivy Mid Cap Growth Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-GMG	Ivy Science and Technology Fund	N	Sector Equity Fund	Ivy Investment Management Co.
06-CGT	Ivy Science and Technology Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGV	Ivy Science and Technology Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-FNR	Ivy Small Cap Core Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-FPP	Ivy Small Cap Core Fund	R	U.S. Equity Fund	Ivy Investment Management Co.
06-FPF	Ivy Small Cap Core Fund	Y	U.S. Equity Fund	Ivy Investment Management Co.
06-CYC	Janus Henderson Balanced Fund	N	Allocation Fund	Janus Capital Management LLC
06-612	Janus Henderson Balanced Fund	R	Allocation Fund	Janus Capital Management LLC
06-611	Janus Henderson Balanced Portfolio	Service	Allocation Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMC	Janus Henderson Enterprise Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYF	Janus Henderson Enterprise Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-CMF	Janus Henderson Enterprise Fund	S	U.S. Equity Fund	Janus Capital Management LLC
06-CYG	Janus Henderson Flexible Bond Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-601	Janus Henderson Flexible Bond Portfolio	Institutional	Taxable Bond Fund	Janus Capital Management LLC
06-603	Janus Henderson Forty Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-154	Janus Henderson Forty Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-GMH	Janus Henderson Global Equity Income Fund	A*	International Equity Fund	Janus Capital Management LLC
06-GMJ	Janus Henderson Global Equity Income Fund	N	International Equity Fund	Janus Capital Management LLC
06-GMK	Janus Henderson Global Equity Income Fund	S	International Equity Fund	Janus Capital Management LLC
06-3WT	Janus Henderson Global Life Sciences Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-CGW	Janus Henderson Global Life Sciences Fund	S	Sector Equity Fund	Janus Capital Management LLC
06-CGX	Janus Henderson Global Life Sciences Fund	T	Sector Equity Fund	Janus Capital Management LLC
06-600	Janus Henderson Global Research Portfolio	Institutional	International Equity Fund	Janus Capital Management LLC
06-3CM	Janus Henderson Global Technology Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-156	Janus Henderson Growth and Income Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-604	Janus Henderson Mid Cap Value Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-261	Janus Henderson Mid Cap Value Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-259	Janus Henderson Mid Cap Value Portfolio	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3GW	Janus Henderson Multi-Sector Income Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-888	Janus Henderson Research Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-919	Janus Henderson Research Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-FCH	Janus Henderson Small Cap Value Fund	N	U.S. Equity Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-615	Janus Henderson Small Cap Value Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-889	Janus Henderson Triton Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYH	Janus Henderson Triton Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-921	Janus Henderson Triton Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-954	Janus Henderson U.S. Managed Volatility Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3P3	Janus Henderson Venture Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-4FG	JHancock MM LF Aggressive	R6	Balanced	John Hancock Advisers LLC
06-4FC	JHancock MM LF Balanced	R6	Balanced	John Hancock Advisers LLC
06-4F7	JHancock MM LF Conservative	R6	Balanced	John Hancock Advisers LLC
06-4FF	JHancock MM LF Growth	R6	Balanced	John Hancock Advisers LLC
06-4F9	JHancock MM LF Moderate	R6	Balanced	John Hancock Advisers LLC
06-3TF	John Hancock Balanced Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3HM	John Hancock Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3X9	John Hancock ESG All Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3X7	John Hancock ESG Core Bond Fund	R6	Taxable Bond Fund	John Hancock Advisers LLC
06-3X6	John Hancock ESG International Equity Fund	R6	International Equity Fund	John Hancock Advisers LLC
06-3X4	John Hancock ESG Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3VV	John Hancock Fundamental Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3GN	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H3	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H4	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H6	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H7	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H9	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3J3	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HF	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3HG	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HH	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HJ	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HP	John Hancock Funds Multi-Index Income Preservation Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3TG	John Hancock Investment Grade Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3VT	John Hancock U.S. Global Leaders Growth Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3W6	JPMorgan Core Plus Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-4CN	JPMorgan Emerging Markets Equity Fund	R6	International Equity Fund	JP Morgan Investment Management Inc.
06-FXX	JPMorgan Equity Income Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FXY	JPMorgan Equity Income Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-4FH	JPMorgan Global Allocation	R6	Balanced	JP Morgan Investment Management Inc.
06-FYC	JPMorgan Government Bond Fund	R4	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-FYF	JPMorgan Government Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-3W3	JPMorgan Income Builder Fund	R6	Balanced	JP Morgan Investment Management Inc.
06-3GJ	JPMorgan Large Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3GF	JPMorgan Large Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYG	JPMorgan Mid Cap Growth Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYH	JPMorgan Mid Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYJ	JPMorgan Mid Cap Value Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYK	JPMorgan Mid Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3JM	JPMorgan Small Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-44Y	JPMorgan Small Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-46R	JPMorgan SmartRetire 2020	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46T	JPMorgan SmartRetire 2025	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46V	JPMorgan SmartRetire 2030	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46W	JPMorgan SmartRetire 2035	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46X	JPMorgan SmartRetire 2040	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46Y	JPMorgan SmartRetire 2045	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47C	JPMorgan SmartRetire 2050	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47F	JPMorgan SmartRetire 2055	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47G	JPMorgan SmartRetire 2060	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47H	JPMorgan SmartRetire Income	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMM	JPMorgan SmartRetirement Blend 2020 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGN	JPMorgan SmartRetirement Blend 2020 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMN	JPMorgan SmartRetirement Blend 2025 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGP	JPMorgan SmartRetirement Blend 2025 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMP	JPMorgan SmartRetirement Blend 2030 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGR	JPMorgan SmartRetirement Blend 2030 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMR	JPMorgan SmartRetirement Blend 2035 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGT	JPMorgan SmartRetirement Blend 2035 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMT	JPMorgan SmartRetirement Blend 2040 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGV	JPMorgan SmartRetirement Blend 2040 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMV	JPMorgan SmartRetirement Blend 2045 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGW	JPMorgan SmartRetirement Blend 2045 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GMW	JPMorgan SmartRetirement Blend 2050 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGX	JPMorgan SmartRetirement Blend 2050 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMX	JPMorgan SmartRetirement Blend 2055 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGY	JPMorgan SmartRetirement Blend 2055 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMY	JPMorgan SmartRetirement Blend 2060 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHC	JPMorgan SmartRetirement Blend 2060 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GNC	JPMorgan SmartRetirement Blend Income Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHF	JPMorgan SmartRetirement Blend Income Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-FYM	JPMorgan U.S. Small Company Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYN	JPMorgan U.S. Small Company Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJH	JPMorgan Value Advantage Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJJ	JPMorgan Value Advantage Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3XN	Loomis Sayles Bond Fund	N	Taxable Bond Fund	Natixis
06-3JG	Loomis Sayles Small Cap Growth Fund	N	U.S. Equity Fund	Natixis
06-3WF	Lord Abbett Affiliated Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-4F6	Lord Abbett Bond Debenture	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-056	Lord Abbett Bond-Debenture Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-072	Lord Abbett Bond-Debenture Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CJT	Lord Abbett Bond-Debenture Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-423	Lord Abbett Calibrated Dividend Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-424	Lord Abbett Calibrated Dividend Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJV	Lord Abbett Calibrated Dividend Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-732	Lord Abbett Developing Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-960	Lord Abbett Developing Growth Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-369	Lord Abbett Developing Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJW	Lord Abbett Developing Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CYJ	Lord Abbett Developing Growth Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJX	Lord Abbett Fundamental Equity Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-733	Lord Abbett Fundamental Equity Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-731	Lord Abbett Fundamental Equity Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-948	Lord Abbett Growth Leaders Fund	I	U.S. Equity Fund	Lord Abbett & Co. LLC
06-951	Lord Abbett Growth Leaders Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJY	Lord Abbett Growth Leaders Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-734	Lord Abbett Growth Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-965	Lord Abbett Growth Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-371	Lord Abbett Growth Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKC	Lord Abbett Growth Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-057	Lord Abbett High Yield Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-073	Lord Abbett High Yield Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKF	Lord Abbett High Yield Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CYK	Lord Abbett High Yield Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-36C	Lord Abbett International Opportunities Fund	R3	International Equity Fund	Lord Abbett & Co. LLC
06-36F	Lord Abbett International Opportunities Fund	R5	International Equity Fund	Lord Abbett & Co. LLC
06-36G	Lord Abbett International Opportunities Fund	R6	International Equity Fund	Lord Abbett & Co. LLC
06-3WG	Lord Abbett Investment Trust – Lord Abbett Income Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-970	Lord Abbett Mid Cap Stock Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-961	Lord Abbett Mid Cap Stock Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CKG	Lord Abbett Mid Cap Stock Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-704	Lord Abbett Small Cap Value Fund	Institutional	U.S. Equity Fund	Lord Abbett & Co. LLC
06-980	Lord Abbett Small Cap Value Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-962	Lord Abbett Small Cap Value Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKH	Lord Abbett Small Cap Value Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-949	Lord Abbett Total Return Fund	I	Taxable Bond Fund	Lord Abbett & Co. LLC
06-952	Lord Abbett Total Return Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKJ	Lord Abbett Total Return Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-3RJ	Lord Abbett Total Return Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-967	Lord Abbett Value Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-025	Lord Abbett Value Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-968	Lord Abbett Value Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKK	Lord Abbett Value Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-FYP	Lord Abbett Value Opportunities Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-3HY	MainStay Large Cap Growth Fund	R6	U.S. Equity Fund	Mainstay
06-222	Manning & Napier Pro-Blend Conservative Term Series	S	Allocation Fund	Manning & Napier Advisors, LLC
06-223	Manning & Napier Pro-Blend Extended Term Series	S	Allocation Fund	Manning & Napier
06-224	Manning & Napier Pro-Blend Maximum Term Series	S	Allocation Fund	Manning & Napier
06-226	Manning & Napier Pro-Blend Moderate Term Series	S	Allocation Fund	Manning & Napier
06-47P	Met West Total Return Bd	P	Taxable Bond Fund	Metropolitan West
06-074	MFS Aggressive Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-058	MFS Aggressive Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-075	MFS Conservative Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-059	MFS Conservative Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3W7	MFS Core Equity Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-013	MFS Emerging Markets Debt Fund	R2	Taxable Bond Fund	Massachusetts Financial Services Co.
06-014	MFS Emerging Markets Debt Fund	R3	Taxable Bond Fund	Massachusetts Financial Services Co.
06-CYM	MFS Emerging Markets Debt Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-4FM	MFS Global Real Estate	R6	Alternative	Massachusetts Financial Services Co.
06-076	MFS Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-060	MFS Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-CYN	MFS Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-3MF	MFS International Diversification Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-49X	MFS International Growth Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-360	MFS International New Discovery Fund	A*	International Equity Fund	Massachusetts Financial Services Co.
06-379	MFS International New Discovery Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-CYP	MFS International New Discovery Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-822	MFS International Value Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-773	MFS International Value Fund	R3	International Equity Fund	Massachusetts Financial Services Co.
06-CYR	MFS International Value Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-387	MFS Massachusetts Investors Growth Stock Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-386	MFS Massachusetts Investors Growth Stock Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYT	MFS Massachusetts Investors Growth Stock Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-365	MFS Mid Cap Growth Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-GNF	MFS Mid Cap Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-922	MFS Mid Cap Value Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-891	MFS Mid Cap Value Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYV	MFS Mid Cap Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-077	MFS Moderate Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-061	MFS Moderate Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-298	MFS New Discovery Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-299	MFS New Discovery Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CMG	MFS Technology Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-CMH	MFS Technology Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-CYW	MFS Technology Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-3TH	MFS Total Return Bond Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-3JR	MFS Total Return Fund	R6	Allocation Fund	Massachusetts Financial Services Co.
06-389	MFS Utilities Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-388	MFS Utilities Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-39X	MFS Utilities Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-375	MFS Value Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYX	MFS Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-399	Monteagle Opportunity Equity Fund	Institutional	U.S. Equity Fund	Monteagle
06-105	Monteagle Opportunity Equity Fund	Investor	U.S. Equity Fund	Monteagle
06-47R	Nationwide Geneva MidCap Gr	R6	U.S. Equity Fund	Nationwide
06-47T	Nationwide Geneva SmCp Gr	R6	U.S. Equity Fund	Nationwide
06-015	Neuberger Berman Emerging Markets Equity Fund	A*	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-016	Neuberger Berman Emerging Markets Equity Fund	R3	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-880	Neuberger Berman Focus Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4FW	Neuberger Berman High Inc	R6	Taxable Bond Fund	Neuberger Berman Investment Advisors LLC
06-47J	Neuberger Berman Intnsc Val	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-900	Neuberger Berman Large Cap Value Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJK	Neuberger Berman Mid Cap Intrinsic Value Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJM	Neuberger Berman Mid Cap Intrinsic Value Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-868	Neuberger Berman Small Cap Growth Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-895	Neuberger Berman Small Cap Growth Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-867	Neuberger Berman Small Cap Growth Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3XP	Neuberger Berman Small Cap Growth Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CNY	Neuberger Berman Sustainable Equity Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CPC	Neuberger Berman Sustainable Equity Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3R7	Neuberger Berman Sustainable Equity Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-839	North Square Multi Strategy Fund	A*	Balanced	North Square
06-832	North Square Multi Strategy Fund	I	Balanced	North Square
06-629	North Square Oak Ridge Small Cap Growth Fund	A*	U.S. Equity Fund	North Square
06-627	North Square Oak Ridge Small Cap Growth Fund	I	U.S. Equity Fund	North Square
06-492	Northern Small Cap Value Fund	R	U.S. Equity Fund	Northern Trust Investments Inc.
06-49V	Northern U.S. Quality ESG Fund	N/A	U.S. Equity Fund	Northern Trust Investments Inc.
06-892	Nuveen Dividend Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-923	Nuveen Dividend Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-CNM	Nuveen International Growth Fund	A*	International Equity Fund	Nuveen Fund Advisors LLC
06-CMJ	Nuveen International Growth Fund	R3	International Equity Fund	Nuveen Fund Advisors LLC
06-CYY	Nuveen International Growth Fund	R6	International Equity Fund	Nuveen Fund Advisors LLC
06-237	Nuveen Mid Cap Growth Opportunities Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-238	Nuveen Mid Cap Growth Opportunities Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3KX	Nuveen Mid Cap Growth Opportunities Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-234	Nuveen Mid Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-236	Nuveen Mid Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3JK	Nuveen Mid Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-324	Nuveen Real Estate Securities Fund	A*	Sector Equity Fund	Nuveen Fund Advisors LLC
06-326	Nuveen Real Estate Securities Fund	R3	Sector Equity Fund	Nuveen Fund Advisors LLC
06-FYR	Nuveen Real Estate Securities Fund	R6	Sector Equity Fund	Nuveen Fund Advisors LLC
06-239	Nuveen Small Cap Select Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-241	Nuveen Small Cap Select Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-242	Nuveen Small Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-243	Nuveen Small Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-FYT	Nuveen Small Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-725	Oakmark Equity and Income Fund	I	Allocation Fund	Oak Ridge Investments LLC
06-3XM	Oakmark Equity and Income Fund	Institutional	Allocation Fund	Oak Ridge Investments LLC
06-47V	Parametric Emerging Markets	R6	International Equity Fund	Calvert
06-497	Parnassus Core Equity Fund	Investor	U.S. Equity Fund	Parnassus Investments
06-496	Parnassus Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-498	Parnassus Mid Cap Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-568	Pax Balanced Fund	Investor	Allocation Fund	Pax World Management LLC
06-569	Pax Global Environmental Markets Fund	Investor	International Equity Fund	Pax World Management LLC
06-501	Payden Emerging Markets Bond	Investor	Taxable Bond Fund	Payden & Rygel
06-467	Payden/Kravitz Cash Balance Plan Fund	Advisor	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-468	Payden/Kravitz Cash Balance Plan Fund	Retirement	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-44J	PGIM Day One 2015 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44K	PGIM Day One 2020 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44M	PGIM Day One 2025 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44N	PGIM Day One 2030 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44P	PGIM Day One 2035 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44R	PGIM Day One 2040 Fund	R6	Allocation Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-44T	PGIM Day One 2045 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44V	PGIM Day One 2050 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44W	PGIM Day One 2055 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44X	PGIM Day One 2060 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44G	PGIM Day One Income Fund	R6	Allocation Fund	PGIM Investments LLC
06-531	PGIM Global Real Estate Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-3FN	PGIM Global Real Estate Fund	R2	Sector Equity Fund	PGIM Investments LLC
06-3FP	PGIM Global Real Estate Fund	R4	Sector Equity Fund	PGIM Investments LLC
06-FCX	PGIM Global Real Estate Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-526	PGIM Global Real Estate Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-3XW	PGIM Global Total Return Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-533	PGIM High Yield Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-532	PGIM High Yield Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-3FH	PGIM High-Yield Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FJ	PGIM High-Yield Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FCY	PGIM High-Yield Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-536	PGIM Jennison 20/20 Focus	A*	U.S. Equity Fund	PGIM Investments LLC
06-534	PGIM Jennison 20/20 Focus	Z	U.S. Equity Fund	PGIM Investments LLC
06-456	PGIM Jennison Financial Services Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-457	PGIM Jennison Financial Services Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-079	PGIM Jennison Focused Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GNJ	PGIM Jennison Focused Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-063	PGIM Jennison Focused Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-458	PGIM Jennison Health Sciences Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFC	PGIM Jennison Health Sciences Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-459	PGIM Jennison Health Sciences Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-461	PGIM Jennison Mid Cap Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-FFF	PGIM Jennison Mid Cap Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-462	PGIM Jennison Mid Cap Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FF	PGIM Jennison Mid-Cap Growth Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FG	PGIM Jennison Mid-Cap Growth Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-453	PGIM Jennison Natural Resources Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFG	PGIM Jennison Natural Resources Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-454	PGIM Jennison Natural Resources Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-589	PGIM Jennison Small Company Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-3FR	PGIM Jennison Small Company Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FW	PGIM Jennison Small Company Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJN	PGIM Jennison Small Company Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-593	PGIM Jennison Small Company Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-080	PGIM QMA Mid Cap Value Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GCF	PGIM QMA Mid Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-064	PGIM QMA Mid Cap Value Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FT	PGIM QMA Mid-Cap Value Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FV	PGIM QMA Mid-Cap Value Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJP	PGIM QMA Small-Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-538	PGIM Total Return Bond Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-3FK	PGIM Total Return Bond Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FM	PGIM Total Return Bond Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FFH	PGIM Total Return Bond Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-537	PGIM Total Return Bond Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-706	PIMCO All Asset Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3FC	PIMCO All Asset Fund	Institutional	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-017	PIMCO All Asset Fund	R	Allocation Fund	Pacific Investment Management Company LLC
06-896	PIMCO CommoditiesPLUS Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-018	PIMCO Commodity Real Return Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-GNG	PIMCO Commodity Real Return Strategy Fund	Institutional	Commodities	Pacific Investment Management Company LLC
06-019	PIMCO Commodity Real Return Strategy Fund	R	Commodities	Pacific Investment Management Company LLC
06-4CM	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-49W	PIMCO GNMA and Government Securities Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-760	PIMCO High Yield Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCJ	PIMCO High Yield Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-705	PIMCO High Yield Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-768	PIMCO Income Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCK	PIMCO Income Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-769	PIMCO Income Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3MJ	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-CNN	PIMCO Investment Grade Credit Bond Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-GNH	PIMCO Investment Grade Credit Bond Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33M	PIMCO Long Duration Total Return Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33N	PIMCO Long-Term U.S. Government Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-707	PIMCO Real Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCM	PIMCO Real Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-708	PIMCO Real Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3Y3	PIMCO RealPath Blend 2025 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-49F	PIMCO RealPath Blend 2025 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y4	PIMCO RealPath Blend 2030 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49G	PIMCO RealPath Blend 2030 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y6	PIMCO RealPath Blend 2035 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49H	PIMCO RealPath Blend 2035 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y7	PIMCO RealPath Blend 2040 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49J	PIMCO RealPath Blend 2040 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y9	PIMCO RealPath Blend 2045 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49K	PIMCO RealPath Blend 2045 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YC	PIMCO RealPath Blend 2050 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49M	PIMCO RealPath Blend 2050 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YF	PIMCO RealPath Blend 2055 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49N	PIMCO RealPath Blend 2055 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-49P	PIMCO RealPath Blend Inc Instl	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YG	PIMCO RealPath Blend Income Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3WR	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Institutional	International Equity Fund	Pacific Investment Management Company LLC
06-291	PIMCO Total Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCN	PIMCO Total Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-680	PIMCO Total Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-834	Pioneer Bond Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FCP	Pioneer Bond Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-823	Pioneer Bond Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-3WW	Pioneer Classic Balanced Fund	N	Allocation Fund	Amundi Pioneer Asset Management Inc.
06-022	Pioneer Dynamic Credit Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-021	Pioneer Dynamic Credit Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-327	Pioneer Equity Income Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCR	Pioneer Equity Income Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-828	Pioneer Equity Income Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-833	Pioneer Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-590	Pioneer Fund VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-628	Pioneer Fundamental Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCT	Pioneer Fundamental Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-626	Pioneer Fundamental Growth Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGH	Pioneer Global Equity Fund	A*	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGJ	Pioneer Global Equity Fund	Y	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-837	Pioneer High Yield Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-829	Pioneer High Yield Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-838	Pioneer Mid Cap Value Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-831	Pioneer Mid Cap Value Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-836	Pioneer Select Mid Cap Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCV	Pioneer Select Mid Cap Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-591	Pioneer Select Mid Cap Growth VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-594	Pioneer Strategic Income Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FCW	Pioneer Strategic Income Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-CGG	Pioneer Strategic Income Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FHX	Principal Bond Market Index Fund	R3	Taxable Bond Fund	Principal Global Investors LLC
06-3JP	Principal Global Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3JJ	Principal Income Fund	R6	Taxable Bond Fund	Principal Global Investors LLC
06-CVG	Principal International Equity Index Fund	R3	International Equity Fund	Principal Global Investors LLC
06-3JH	Principal LargeCap Growth Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPW	Principal MidCap S&P 400 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-3RN	Principal MidCap S&P 400 Index Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-3CP	Principal Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3RP	Principal SmallCap Growth Fund I	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPX	Principal SmallCap S&P 600 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-936	Putnam Diversified Income Trust	A*	Taxable Bond Fund	Putnam Investments Management LLC
06-GNK	Putnam Diversified Income Trust	R6	Taxable Bond Fund	Putnam Investments Management LLC
06-897	Putnam Diversified Income Trust	Y	Taxable Bond Fund	Putnam Investments Management LLC
06-GNM	Putnam Dynamic Asset Allocation Balanced Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNN	Putnam Dynamic Asset Allocation Balanced Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNP	Putnam Dynamic Asset Allocation Balanced Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNR	Putnam Dynamic Asset Allocation Conservative Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNT	Putnam Dynamic Asset Allocation Conservative Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNV	Putnam Dynamic Asset Allocation Conservative Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNW	Putnam Dynamic Asset Allocation Growth Fund	A*	Allocation Fund	Putnam Investments Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GNX	Putnam Dynamic Asset Allocation Growth Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNY	Putnam Dynamic Asset Allocation Growth Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-36H	Putnam Equity Income Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-FCG	Putnam Equity Income Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-FCF	Putnam Equity Income Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-938	Putnam Growth Opportunities Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-GCG	Putnam Growth Opportunities Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-899	Putnam Growth Opportunities Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-3XC	Putnam Sustainable Future Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-3XG	Putnam Sustainable Leaders Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-491	Russell Commodity Strategies Fund	S	Commodities	Russell Investment Management LLC
06-GCH	Russell Emerging Markets Fund	R6	International Equity Fund	Russell Investment Management LLC
06-747	Russell Emerging Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-742	Russell Equity Income Fund	S	International Equity Fund	Russell Investment Management LLC
06-736	Russell Global Equity Fund	S	International Equity Fund	Russell Investment Management LLC
06-489	Russell Global Infrastructure Fund	S	International Equity Fund	Russell Investment Management LLC
06-FFM	Russell Global Real Estate Securities Fund	R6	Sector Equity Fund	Russell Investment Management LLC
06-739	Russell Global Real Estate Securities Fund	S	Sector Equity Fund	Russell Investment Management LLC
06-737	Russell International Developed Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-GCJ	Russell Investment Grade Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-738	Russell Investment Grade Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-659	Russell LifePoints Balanced Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-665	Russell LifePoints Balanced Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-661	Russell LifePoints Conservative Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-655	Russell LifePoints Conservative Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-662	Russell LifePoints Equity Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-675	Russell LifePoints Equity Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-663	Russell LifePoints Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-670	Russell LifePoints Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-664	Russell LifePoints Moderate Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-660	Russell LifePoints Moderate Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-488	Russell Opportunistic Credit Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-748	Russell Short Duration Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-GCK	Russell Strategic Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-741	Russell Strategic Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-744	Russell Sustainable Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-743	Russell U.S. Dynamic Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-GCM	Russell U.S. Small Cap Equity Fund	R6	U.S. Equity Fund	Russell Investment Management LLC
06-749	Russell U.S. Small Cap Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-225	State Street Equity 500 Index	Admin	U.S. Equity Fund	SSGA Funds Management Inc.
06-167	State Street Equity 500 Index	R	U.S. Equity Fund	SSGA Funds Management Inc.
06-3TR	State Street Target Retirement 2015 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TT	State Street Target Retirement 2020 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TV	State Street Target Retirement 2025 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TW	State Street Target Retirement 2030 Fund	K	Allocation Fund	SSGA Funds Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VR	State Street Target Retirement 2035 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TY	State Street Target Retirement 2040 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V3	State Street Target Retirement 2045 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V4	State Street Target Retirement 2050 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V6	State Street Target Retirement 2055 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V7	State Street Target Retirement 2060 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V9	State Street Target Retirement Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-FFN	T. Rowe Price Blue Chip Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-720	T. Rowe Price Blue Chip Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3W9	T. Rowe Price Dividend Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFP	T. Rowe Price Equity Income Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-775	T. Rowe Price Equity Income Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-580	T. Rowe Price Equity Income Portfolio	N/A	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-755	T. Rowe Price European Stock Fund	N/A	International Equity Fund	T. Rowe Price Associates Inc.
06-GPC	T. Rowe Price Financial Services Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-308	T. Rowe Price Growth Stock Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFR	T. Rowe Price Growth Stock Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-780	T. Rowe Price Growth Stock Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-715	T. Rowe Price International Stock Fund	R	International Equity Fund	T. Rowe Price Associates Inc.
06-309	T. Rowe Price International Value Equity Fund	Advisor	International Equity Fund	T. Rowe Price Associates Inc.
06-FFT	T. Rowe Price International Value Equity Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-795	T. Rowe Price International Value Equity Fund	R	International Equity Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FFV	T. Rowe Price Mid-Cap Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-790	T. Rowe Price Mid-Cap Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-311	T. Rowe Price Mid-Cap Value Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFW	T. Rowe Price Mid-Cap Value Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-785	T. Rowe Price Mid-Cap Value Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3CY	T. Rowe Price New America Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3XK	T. Rowe Price New Horizons Fund	IS	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3RR	T. Rowe Price Overseas Stock Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-GFP	T. Rowe Price Real Estate Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-573	T. Rowe Price Retirement 2005 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCN	T. Rowe Price Retirement 2005 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-576	T. Rowe Price Retirement 2005 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-574	T. Rowe Price Retirement 2010 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCP	T. Rowe Price Retirement 2010 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-579	T. Rowe Price Retirement 2010 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-774	T. Rowe Price Retirement 2015 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFY	T. Rowe Price Retirement 2015 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-776	T. Rowe Price Retirement 2015 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-777	T. Rowe Price Retirement 2020 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGF	T. Rowe Price Retirement 2020 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-778	T. Rowe Price Retirement 2020 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-779	T. Rowe Price Retirement 2025 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGG	T. Rowe Price Retirement 2025 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-781	T. Rowe Price Retirement 2025 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-782	T. Rowe Price Retirement 2030 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGH	T. Rowe Price Retirement 2030 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-783	T. Rowe Price Retirement 2030 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-784	T. Rowe Price Retirement 2035 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGJ	T. Rowe Price Retirement 2035 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-786	T. Rowe Price Retirement 2035 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-787	T. Rowe Price Retirement 2040 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGK	T. Rowe Price Retirement 2040 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-789	T. Rowe Price Retirement 2040 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-791	T. Rowe Price Retirement 2045 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGM	T. Rowe Price Retirement 2045 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-792	T. Rowe Price Retirement 2045 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-793	T. Rowe Price Retirement 2050 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGN	T. Rowe Price Retirement 2050 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-794	T. Rowe Price Retirement 2050 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-796	T. Rowe Price Retirement 2055 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGP	T. Rowe Price Retirement 2055 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-797	T. Rowe Price Retirement 2055 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMP	T. Rowe Price Retirement 2060 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGR	T. Rowe Price Retirement 2060 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMR	T. Rowe Price Retirement 2060 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-798	T. Rowe Price Retirement Balanced I Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFX	T. Rowe Price Retirement Balanced I Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-799	T. Rowe Price Retirement Balanced I Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMT	T. Rowe Price U.S. Treasury Long-Term Fund	N/A	Sector Equity Fund	T. Rowe Price Associates Inc.
06-312	Templeton Foreign Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNG	Templeton Foreign Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-920	Templeton Foreign Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-GCR	Templeton Foreign Fund	R6	International Equity Fund	Templeton Global Advisors Limited
06-886	Templeton Global Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-CNH	Templeton Global Bond Fund	Advisor	Taxable Bond Fund	Franklin Advisors Inc.
06-887	Templeton Global Bond Fund	R	Taxable Bond Fund	Franklin Advisors Inc.
06-FGT	Templeton Global Bond Fund	R6	Taxable Bond Fund	Franklin Advisors Inc.
06-313	Templeton Growth Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNJ	Templeton Growth Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-925	Templeton Growth Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-CHN	Templeton International Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-3P9	The Hartford Balanced Income Fund	R6	Allocation Fund	Hartford Funds Management Company LLC
06-3NY	The Hartford Dividend and Growth Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P4	The Hartford Growth Opportunities Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3WC	The Hartford International Growth Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-3F7	The Hartford International Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-39R	The Hartford MidCap Fund	R3	U.S. Equity Fund	Hartford Funds Management Company LLC
06-39P	The Hartford MidCap Fund	R4	U.S. Equity Fund	Hartford Funds Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-39T	The Hartford MidCap Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P6	The Hartford Total Return Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3YH	The Hartford World Bond Fund	R4	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3P7	The Hartford World Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-985	Thornburg Core Growth Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-314	Thornburg Core Growth Fund	R5	U.S. Equity Fund	Thornburg Investment Management Inc.
06-990	Thornburg International Value Fund	R3	International Equity Fund	Thornburg Investment Management Inc.
06-316	Thornburg International Value Fund	R5	International Equity Fund	Thornburg Investment Management Inc.
06-GPF	Thornburg International Value Fund	R6	International Equity Fund	Thornburg Investment Management Inc.
06-987	Thornburg Investment Income Builder Fund	R3	Allocation Fund	Thornburg Investment Management Inc.
06-986	Thornburg Investment Income Builder Fund	R5	Allocation Fund	Thornburg Investment Management Inc.
06-39W	Thornburg Investment Income Builder Fund	R6	Allocation Fund	Thornburg Investment Management Inc.
06-995	Thornburg Limited Term Income Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-953	Thornburg Limited Term Income Fund	R5	Taxable Bond Fund	Thornburg Investment Management Inc.
06-GCV	Thornburg Limited Term Income Fund	R6	Taxable Bond Fund	Thornburg Investment Management Inc.
06-104	Thornburg Limited Term U.S. Government Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-109	Thornburg Value Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-FGV	TIAA-CREF Bond Index Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-434	TIAA-CREF Bond Index Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-3F4	TIAA-CREF Bond Plus Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-939	TIAA-CREF Bond Plus Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-020	TIAA-CREF Emerging Markets Equity Index Fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-FGW	TIAA-CREF Growth & Income Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-433	TIAA-CREF Growth & Income Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGX	TIAA-CREF International Equity Index Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-428	TIAA-CREF International Equity Index fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-942	TIAA-CREF Large-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FGY	TIAA-CREF Large-Cap Growth Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-431	TIAA-CREF Large-Cap Growth Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-943	TIAA-CREF Large-Cap Value Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FHC	TIAA-CREF Large-Cap Value Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-429	TIAA-CREF Large-Cap Value Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-36J	TIAA-CREF Lifecycle 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36K	TIAA-CREF Lifecycle 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36M	TIAA-CREF Lifecycle 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36N	TIAA-CREF Lifecycle 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36P	TIAA-CREF Lifecycle 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36R	TIAA-CREF Lifecycle 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36T	TIAA-CREF Lifecycle 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36V	TIAA-CREF Lifecycle 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36W	TIAA-CREF Lifecycle 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-37C	TIAA-CREF Lifecycle 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36Y	TIAA-CREF Lifecycle 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-FHF	TIAA-CREF Lifecycle Index 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-032	TIAA-CREF Lifecycle Index 2010 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHG	TIAA-CREF Lifecycle Index 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-033	TIAA-CREF Lifecycle Index 2015 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHH	TIAA-CREF Lifecycle Index 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-034	TIAA-CREF Lifecycle Index 2020 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHJ	TIAA-CREF Lifecycle Index 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-035	TIAA-CREF Lifecycle Index 2025 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHK	TIAA-CREF Lifecycle Index 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-036	TIAA-CREF Lifecycle Index 2030 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHM	TIAA-CREF Lifecycle Index 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-037	TIAA-CREF Lifecycle Index 2035 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHN	TIAA-CREF Lifecycle Index 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-038	TIAA-CREF Lifecycle Index 2040 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHP	TIAA-CREF Lifecycle Index 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-039	TIAA-CREF Lifecycle Index 2045 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHR	TIAA-CREF Lifecycle Index 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-040	TIAA-CREF Lifecycle Index 2050 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHT	TIAA-CREF Lifecycle Index 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-041	TIAA-CREF Lifecycle Index 2055 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHV	TIAA-CREF Lifecycle Index 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-CMV	TIAA-CREF Lifecycle Index 2060 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHW	TIAA-CREF Lifecycle Index Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-042	TIAA-CREF Lifecycle Index Retirement Income Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-36X	TIAA-CREF Lifecycle Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CK	TIAA-CREF Lifestyle Aggressive Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-4CX	TIAA-CREF Lifestyle Aggressive Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CG	TIAA-CREF Lifestyle Conservative Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CJ	TIAA-CREF Lifestyle Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3XV	TIAA-CREF Lifestyle Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CF	TIAA-CREF Lifestyle Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CH	TIAA-CREF Lifestyle Moderate Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-944	TIAA-CREF Mid-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-3MH	TIAA-CREF Real Estate Securities Fund	Institutional	Sector Equity Fund	Teachers Advisors LLC
06-GCW	TIAA-CREF Social Choice Bond Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-CNK	TIAA-CREF Social Choice Bond Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-GCX	TIAA-CREF Social Choice Equity Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-432	TIAA-CREF Social Choice Equity Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-GCY	TIAA-CREF Social Choice International Equity Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-339	Timothy Plan Conservative Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-341	Timothy Plan Strategic Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-703	Touchstone Flexible Income Fund	A*	Taxable Bond Fund	Touchstone Advisors Inc.
06-619	Touchstone Focused Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPG	Touchstone Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-624	Touchstone Focused Fund	Y	U.S. Equity Fund	Touchstone Advisors Inc.
06-699	Touchstone Growth Opportunities Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-3GK	Touchstone Large Cap Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPH	Touchstone Mid Cap Growth Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GPJ	Touchstone Mid Cap Growth Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-701	Touchstone Sustainability and Impact Equity Fund	A*	International Equity Fund	Touchstone Advisors Inc.
06-702	Touchstone Value Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-47W	TRowe Price Global Alloc	I	International Equity Fund	T. Rowe Price
06-47X	TRowe Price Global Alloc Adv	Advisor	International Equity Fund	T. Rowe Price
06-4FX	UndscvrdMgrs Behavioral Val	R6	U.S. Equity Fund	JP Morgan
06-FHY	Vanguard 500 Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJC	Vanguard Balanced Index Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-FJF	Vanguard Developed Markets Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-4CY	Vanguard Dividend Growth Fund Investor Shares	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-FJG	Vanguard Emerging Markets Stock Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJH	Vanguard Energy Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJJ	Vanguard Equity Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJK	Vanguard Explorer Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJM	Vanguard Extended Market Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-3CC	Vanguard FTSE All-World ex-US Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-3WM	Vanguard FTSE Social Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-GFM	Vanguard GNMA Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJN	Vanguard Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJP	Vanguard Health Care Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJR	Vanguard High-Yield Corporate Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-GFC	Vanguard Inflation-Protected Securities Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJT	Vanguard Intermediate-Term Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJV	Vanguard Intermediate-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJW	Vanguard Intermediate-Term Treasury Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-3C9	Vanguard Intermediate-Term Treasury Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F6	Vanguard International Growth Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJX	Vanguard LifeStrategy Conservative Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FJY	Vanguard LifeStrategy Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKC	Vanguard LifeStrategy Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKF	Vanguard LifeStrategy Moderate Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-GJY	Vanguard Long-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKG	Vanguard Materials Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKH	Vanguard Mid-Cap Growth Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-3YP	Vanguard Mid-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKJ	Vanguard Mid-Cap Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-3YN	Vanguard Mid-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKK	Vanguard REIT Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKM	Vanguard Selected Value Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-305	Vanguard Short Term Federal Fund	Investor	Taxable Bond Fund	Vanguard Group Inc.
06-3CR	Vanguard Short-Term Federal Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKP	Vanguard Small-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKR	Vanguard Small-Cap Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKN	Vanguard Small-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKV	Vanguard Target Retirement 2015 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKW	Vanguard Target Retirement 2020 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKX	Vanguard Target Retirement 2025 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKY	Vanguard Target Retirement 2030 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMC	Vanguard Target Retirement 2035 Fund	Investor	Allocation Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FMF	Vanguard Target Retirement 2040 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMG	Vanguard Target Retirement 2045 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMH	Vanguard Target Retirement 2050 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMJ	Vanguard Target Retirement 2055 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMK	Vanguard Target Retirement 2060 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-34V	Vanguard Target Retirement 2065 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMM	Vanguard Target Retirement Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMN	Vanguard Total Bond Market Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMP	Vanguard Total International Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMR	Vanguard Total International Stock Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMT	Vanguard Total Stock Market Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FMV	Vanguard U.S Growth Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FMW	Vanguard Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-119	Vanguard VIF Small Company Growth Portfolio	N/A	U.S. Equity Fund	Vanguard Group Inc.
06-GCT	Vanguard Wellesley Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-GFF	Vanguard Wellington Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-3RF	Victory Integrity Mid-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3JN	Victory Integrity Small-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-33C	Victory RS Small Cap Growth Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3R9	Victory Sophus Emerging Markets Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-581	Victory Sycamore Established Value Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-583	Victory Sycamore Established Value Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMX	Victory Sycamore Established Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-582	Victory Sycamore Small Company Opportunity Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-584	Victory Sycamore Small Company Opportunity Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMY	Victory Sycamore Small Company Opportunity Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3RC	Victory Trivalent International Fund-Core Equity	R6	International Equity Fund	Victory Capital Management Inc.
06-GFG	Victory Trivalent International Small-Cap Fund	A*	International Equity Fund	Victory Capital Management Inc.
06-GFH	Victory Trivalent International Small-Cap Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-804	Virtus Ceredex Large Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-803	Virtus Ceredex Large Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFJ	Virtus Ceredex Large Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-807	Virtus Ceredex Mid-Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-806	Virtus Ceredex Mid-Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFK	Virtus Ceredex Mid-Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-809	Virtus Ceredex Small Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-808	Virtus Ceredex Small Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-47K	Virtus Seix Fltg Rate HiInc	R6	Alternative	Virtus Fund Advisers LLC
06-801	Virtus Seix High Income Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-811	Virtus Seix Total Return Bond Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3CX	Virtus Seix Total Return Bond Fund	R6	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3N4	Virtus Vontobel Emerging Markets Opportunities Fund	R6	International Equity Fund	Virtus Fund Advisers LLC
06-3J7	Wells Fargo International Equity Fund	R6	International Equity Fund	Wells Fargo Funds Management LLC
06-3J6	Wells Fargo Special Mid Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-3JF	Wells Fargo Special Small Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-713	Western Asset Core Plus Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GFJ	Western Asset Core Plus Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-718	Western Asset Core Plus Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-3TP	William Blair Small-Mid Cap Growth Fund	I	U.S. Equity Fund	William Blair Investment Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees. By virtue of the agreements entered into between the Funds, AUL and AUL's affiliate broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees ("Support Fees"). As noted, AUL receives support fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

General

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

(1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable Contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

Systematic Withdrawal Service for 403(b), 408, 408A, 457 and 409A Programs

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

Constraints on Withdrawals

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code.

For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract

Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain

Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

(11)  Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain Contracts, the Plan Sponsor may engage a Third Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's

Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. In some Contracts, an election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 – Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated

period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 – Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 – Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other

Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.

THE STABLE VALUE ACCOUNT

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA

Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1)  The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2)  The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that

AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan – and any 457(f) Plan – are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2;

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee,

surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

Temporary Rules Under the CARES Act

Notwithstanding the foregoing, on March 27, 2020, Congress passed and the President signed into law the COVID-19, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to qualified retirement plans. This relief generally only applies during 2020 and it does not apply to non-qualified retirement plans. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of Plan with which a Contract is used, (2) whether a Plan implements a particular type of relief, (3) your specific circumstances, and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. This temporary relief may affect required minimum distributions and the taxation of certain distributions and plan loans, among other things. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving your Contract.

OTHER INFORMATION

Mixed and Shared Funding

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2019, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY	3
DISTRIBUTION OF CONTRACTS	3
CUSTODY OF ASSETS	3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	3
403(b) Programs	3
408 and 408A Programs	4
457 Programs	5
Employee Benefit Plans	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	5
FINANCIAL STATEMENTS	5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated: May 1, 2020

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The prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL

Retirement Services, a division of
American United Life Insurance Company®
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
www.oneamerica.com

© 2019 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12784 5/1/2020